UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Christina H. Lee, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2020

Item 1.

Reports to Stockholders

Strategic Advisers® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of New Sub-Subadvisory Agreements

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2020

(by issuer, excluding cash equivalents)	% of fund's net assets
PIMCO Total Return Fund Institutional Class	16.0
Fidelity SAI Total Bond Fund	15.9
Western Asset Core Plus Bond Fund Class I	8.1
Metropolitan West Total Return Bond Fund Class M	5.6
Prudential Total Return Bond Fund Class A	5.4
Western Asset Core Bond Fund Class I	5.2
U.S. Treasury Obligations	4.1
Voya Intermediate Bond Fund	3.0
PIMCO Income Fund Institutional Class	2.6
PIMCO Mortgage Opportunities Fund Institutional Class	2.6

Asset Allocation (% of fund's net assets)

As of August 31, 2020
Corporate Bonds	9.2%
U.S. Government and U.S. Government Agency Obligations	9.6%
Asset-Backed Securities	1.2%
CMOs and Other Mortgage Related Securities	1.4%
Municipal Securities	0.2%
High Yield Fixed-Income Funds	1.0%
Intermediate-Term Bond Funds	73.7%
Long Government Bond Funds	2.3%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 9.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
3.5% 6/1/41	$4,880,000	$5,166,781
4.1% 2/15/28	2,042,000	2,383,892
4.3% 2/15/30	3,709,000	4,430,993
4.5% 5/15/35	1,980,000	2,366,889
4.5% 3/9/48	23,115,000	27,073,666
4.55% 3/9/49	536,000	631,722
4.75% 5/15/46	41,715,000	49,800,701
4.8% 6/15/44	515,000	618,681
4.9% 6/15/42	7,000,000	8,500,628
5.15% 11/15/46	10,160,000	12,686,408
5.35% 9/1/40	59,000	75,668
6.2% 3/15/40	2,433,000	3,323,000
6.3% 1/15/38	2,523,000	3,533,210
British Telecommunications PLC 9.625% 12/15/30 (a)	575,000	936,046
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)	450,000	471,195
7.5% 10/15/26 (b)	1,170,000	1,248,975
Century Telephone Enterprises, Inc. 6.875% 1/15/28	15,000	16,500
CenturyLink, Inc.:
5.125% 12/15/26 (b)	495,000	513,327
5.625% 4/1/25	175,000	188,781
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)	25,000	25,065
4.25% 7/1/28 (b)	295,000	303,629
5.375% 1/15/24	900,000	910,125
Sable International Finance Ltd. 5.75% 9/7/27 (b)	585,000	616,356
SFR Group SA:
7.375% 5/1/26 (b)	510,000	541,442
8.125% 2/1/27 (b)	135,000	150,525
Telecom Italia SpA 5.303% 5/30/24 (b)	1,100,000	1,214,356
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	400,000	425,200
Verizon Communications, Inc.:
3.15% 3/22/30	2,673,000	3,020,862
4.016% 12/3/29	996,000	1,195,186
4.5% 8/10/33	1,310,000	1,661,005
4.522% 9/15/48	2,636,000	3,448,578
4.862% 8/21/46	10,093,000	13,549,120
5.012% 4/15/49	1,594,000	2,211,930
Virgin Media Finance PLC 5% 7/15/30 (b)	75,000	77,250
		153,317,692
Entertainment - 0.0%
NBCUniversal, Inc. 5.95% 4/1/41	1,495,000	2,225,751
Netflix, Inc.:
4.375% 11/15/26	165,000	183,597
4.875% 4/15/28	145,000	167,838
4.875% 6/15/30 (b)	70,000	81,113
5.375% 11/15/29 (b)	120,000	144,300
5.875% 11/15/28	190,000	232,750
6.375% 5/15/29	55,000	69,438
The Walt Disney Co.:
4.75% 9/15/44	1,730,000	2,195,434
4.95% 10/15/45	50,000	65,759
Viacom, Inc.:
3.875% 4/1/24	1,380,000	1,506,231
5.85% 9/1/43	220,000	273,983
		7,146,194
Media - 0.4%
Altice Financing SA:
5% 1/15/28 (b)	200,000	205,500
7.5% 5/15/26 (b)	300,000	320,156
Altice France Holding SA 6% 2/15/28 (b)	105,000	105,000
Cablevision Systems Corp. 5.875% 9/15/22	1,350,000	1,431,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)	950,000	963,063
4.5% 8/15/30 (b)	180,000	190,350
5.75% 2/15/26 (b)	2,400,000	2,515,344
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	535,000	530,240
4.464% 7/23/22	11,002,000	11,723,622
4.908% 7/23/25	7,565,000	8,801,666
5.375% 4/1/38	450,000	547,193
5.375% 5/1/47	31,249,000	37,606,593
5.75% 4/1/48	14,203,000	17,740,988
6.384% 10/23/35	2,985,000	4,126,301
6.484% 10/23/45	1,295,000	1,729,885
Comcast Corp.:
3.4% 4/1/30	2,121,000	2,451,824
3.75% 4/1/40	1,115,000	1,315,031
3.9% 3/1/38	1,317,000	1,574,233
4.15% 10/15/28	700,000	847,953
4.6% 8/15/45	2,420,000	3,142,260
4.65% 7/15/42	4,121,000	5,310,950
4.7% 10/15/48	505,000	675,784
CSC Holdings LLC:
4.125% 12/1/30 (b)	215,000	223,170
5.25% 6/1/24	1,600,000	1,732,000
Discovery Communications LLC:
3.625% 5/15/30	4,338,000	4,800,381
4.65% 5/15/50	11,727,000	13,394,649
5% 9/20/37	1,130,000	1,331,542
5.3% 5/15/49	1,310,000	1,602,807
DISH DBS Corp. 5.875% 11/15/24	200,000	211,395
Fox Corp.:
4.709% 1/25/29	2,509,000	3,010,940
5.476% 1/25/39	2,474,000	3,268,960
5.576% 1/25/49	1,641,000	2,251,240
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)	150,000	151,875
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)	500,000	504,375
4.125% 7/1/30 (b)	65,000	68,413
Time Warner Cable, Inc.:
4% 9/1/21	16,424,000	16,804,918
5.5% 9/1/41	2,591,000	3,170,344
5.875% 11/15/40	5,543,000	7,025,038
6.55% 5/1/37	8,522,000	11,370,658
7.3% 7/1/38	6,393,000	9,079,290
TWDC Enterprises 18 Corp. 1.85% 7/30/26	305,000	320,868
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (b)	25,000	26,250
5.5% 8/15/26 (b)	300,000	316,125
5.5% 5/15/29 (b)	175,000	189,219
Ziggo Bond Co. BV 5.125% 2/28/30 (b)	215,000	227,900
Ziggo BV 5.5% 1/15/27 (b)	1,379,000	1,449,343
		186,386,636
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA 8% 2/15/24 (b)	595,000	606,900
Millicom International Cellular SA:
5.125% 1/15/28 (b)	995,000	1,038,842
6% 3/15/25 (b)	100,000	102,625
6.625% 10/15/26 (b)	600,000	652,125
Rogers Communications, Inc. 3% 3/15/23	150,000	158,638
SoftBank Group Corp. 5.375% 7/30/22 (Reg. S)	200,000	208,000
Sprint Communications, Inc. 6% 11/15/22	240,000	260,400
Sprint Corp. 7.875% 9/15/23	1,000,000	1,163,125
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (b)	8,765,000	9,912,426
3.875% 4/15/30 (b)	10,394,000	11,879,407
4.375% 4/15/40 (b)	1,721,000	2,069,778
4.5% 4/15/50 (b)	3,381,000	4,129,824
6.375% 3/1/25	515,000	525,944
		32,708,034

TOTAL COMMUNICATION SERVICES		379,558,556

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
Ford Motor Co. 6.375% 2/1/29	1,255,000	1,311,475
General Motors Co. 6.25% 10/2/43	465,000	540,435
General Motors Financial Co., Inc.:
3.7% 5/9/23	11,800,000	12,364,266
4% 1/15/25	830,000	895,792
4.25% 5/15/23	1,875,000	1,999,926
4.375% 9/25/21	7,321,000	7,571,749
		24,683,643
Diversified Consumer Services - 0.0%
California Institute of Technology 3.65% 9/1/19	535,000	590,080
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	320,000	308,800
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	425,000	469,829
President and Fellows of Harvard College:
3.15% 7/15/46	190,000	214,723
3.3% 7/15/56	190,000	232,200
Service Corp. International 5.125% 6/1/29	270,000	299,125
Trustees of Boston University 4.061% 10/1/48	450,000	589,907
University of Pennsylvania Trustees:
2.396% 10/1/50	495,000	494,135
3.61% 2/15/2119	285,000	324,734
University of Southern California 3.841% 10/1/47	705,000	883,456
Yale University 2.402% 4/15/50	1,615,000	1,666,331
		6,073,320
Hotels, Restaurants & Leisure - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)	300,000	305,625
4.375% 1/15/28 (b)	280,000	287,700
5.75% 4/15/25 (b)	90,000	96,075
Aramark Services, Inc.:
4.75% 6/1/26	100,000	99,419
5% 4/1/25 (b)	200,000	202,000
5% 2/1/28 (b)	1,490,000	1,491,863
6.375% 5/1/25 (b)	790,000	827,525
Caesars Resort Collection LLC 5.25% 10/15/25 (b)	300,000	287,211
Colt Merger Sub, Inc. 6.25% 7/1/25 (b)	380,000	402,211
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.625% 4/1/25	400,000	404,000
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (b)	300,000	309,534
Marriott International, Inc.:
3.125% 6/15/26	1,090,000	1,093,827
3.6% 4/15/24	660,000	683,053
McDonald's Corp. 4.7% 12/9/35	1,535,000	1,944,327
MCE Finance Ltd. 4.875% 6/6/25 (b)	300,000	309,780
Starbucks Corp. 1.3% 5/7/22	3,742,000	3,800,777
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (b)	65,000	64,350
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (b)	200,000	207,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (b)	215,000	209,410
5.5% 3/1/25 (b)	270,000	267,300
Wynn Macau Ltd.:
4.875% 10/1/24 (b)	205,000	205,705
5.5% 10/1/27 (b)	190,000	191,366
Yum! Brands, Inc. 7.75% 4/1/25 (b)	330,000	368,363
		14,058,921
Household Durables - 0.2%
Lennar Corp.:
4.75% 11/29/27	9,350,000	10,659,000
5% 6/15/27	12,100,000	13,763,750
5.25% 6/1/26	2,920,000	3,295,308
Toll Brothers Finance Corp.:
4.35% 2/15/28	29,675,000	32,123,188
4.375% 4/15/23	5,000,000	5,237,500
4.875% 11/15/25	35,000	39,039
4.875% 3/15/27	7,917,000	8,906,625
5.625% 1/15/24	885,000	971,288
5.875% 2/15/22	12,000,000	12,510,000
		87,505,698
Internet & Direct Marketing Retail - 0.0%
Amazon.com, Inc. 2.8% 8/22/24	1,045,000	1,137,792
Match Group Holdings II LLC 4.125% 8/1/30 (b)	70,000	73,325
		1,211,117
Leisure Products - 0.0%
Hasbro, Inc.:
2.6% 11/19/22	2,485,000	2,566,440
3% 11/19/24	5,655,000	5,988,542
Mattel, Inc. 6.75% 12/31/25 (b)	145,000	153,881
		8,708,863
Multiline Retail - 0.0%
Dollar Tree, Inc. 4.2% 5/15/28	1,395,000	1,644,383
Target Corp. 2.25% 4/15/25	2,144,000	2,298,036
		3,942,419
Specialty Retail - 0.1%
AutoNation, Inc. 4.75% 6/1/30	953,000	1,116,443
AutoZone, Inc.:
1.65% 1/15/31	155,000	152,993
3.75% 4/18/29	1,200,000	1,389,807
4% 4/15/30	6,924,000	8,238,529
Lowe's Companies, Inc. 4.25% 9/15/44	305,000	361,702
O'Reilly Automotive, Inc. 4.2% 4/1/30	1,533,000	1,843,478
The Home Depot, Inc.:
3.75% 2/15/24	1,026,000	1,134,894
4.875% 2/15/44	975,000	1,320,082
5.875% 12/16/36	300,000	447,650
TJX Companies, Inc.:
3.75% 4/15/27	5,669,000	6,521,954
3.875% 4/15/30	10,536,000	12,500,873
4.5% 4/15/50	4,260,000	5,391,284
		40,419,689
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	909,000	979,223
3.25% 3/27/40	3,137,000	3,520,123
Wolverine World Wide, Inc. 6.375% 5/15/25 (b)	270,000	286,200
		4,785,546

TOTAL CONSUMER DISCRETIONARY		191,389,216

CONSUMER STAPLES - 0.5%
Beverages - 0.3%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
3.65% 2/1/26	575,000	649,473
4.7% 2/1/36	2,765,000	3,297,717
4.9% 2/1/46	1,175,000	1,445,008
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	9,871,000	11,714,930
4.9% 2/1/46	12,306,000	14,932,932
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	8,175,000	9,359,246
4.35% 6/1/40	4,618,000	5,364,695
4.5% 6/1/50	8,175,000	9,893,793
4.6% 6/1/60	5,007,000	6,116,384
4.75% 4/15/58	6,987,000	8,642,998
5.45% 1/23/39	5,390,000	6,856,327
5.55% 1/23/49	14,627,000	19,739,875
5.8% 1/23/59 (Reg. S)	15,062,000	21,402,718
Constellation Brands, Inc.:
3.7% 12/6/26	925,000	1,064,967
4.4% 11/15/25	480,000	559,929
4.75% 11/15/24	5,595,000	6,483,152
Diageo Capital PLC 2.125% 4/29/32	390,000	404,486
PepsiCo, Inc.:
2.625% 3/19/27	839,000	928,308
2.75% 3/5/22	900,000	933,551
2.75% 3/19/30	4,600,000	5,153,525
3.1% 7/17/22	260,000	272,256
3.6% 3/1/24	1,952,000	2,146,462
3.625% 3/19/50	3,367,000	4,076,627
		141,439,359
Food & Staples Retailing - 0.0%
Costco Wholesale Corp. 1.6% 4/20/30	540,000	552,776
Kroger Co. 2.65% 10/15/26	530,000	578,673
U.S. Foods, Inc. 6.25% 4/15/25 (b)	185,000	196,100
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,632,000	2,709,172
		4,036,721
Food Products - 0.2%
General Mills, Inc. 2.875% 4/15/30	410,000	450,816
H.J. Heinz Co.:
3.875% 5/15/27 (b)	235,000	251,280
4.25% 3/1/31 (b)	220,000	243,075
4.375% 6/1/46	7,290,000	7,444,468
5% 7/15/35	125,000	144,565
5.2% 7/15/45	4,602,000	5,214,898
H.J. Heinz Finance Co. 7.125% 8/1/39 (b)	9,093,000	12,486,805
Hormel Foods Corp. 1.8% 6/11/30	2,425,000	2,512,462
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	1,300,000	1,342,250
5.875% 7/15/24 (b)	650,000	663,000
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)	14,490,000	16,097,233
6.5% 4/15/29 (b)	14,275,000	16,202,125
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (b)	345,000	379,643
Post Holdings, Inc.:
4.625% 4/15/30 (b)	40,000	41,750
5.5% 12/15/29 (b)	140,000	153,468
The J.M. Smucker Co. 3.5% 3/15/25	310,000	350,006
TreeHouse Foods, Inc. 4% 9/1/28 (c)	145,000	147,565
Tyson Foods, Inc. 4% 3/1/26	2,520,000	2,899,441
		67,024,850
Household Products - 0.0%
Procter & Gamble Co. 2.8% 3/25/27	1,076,000	1,204,894
Tobacco - 0.0%
Altria Group, Inc.:
2.85% 8/9/22	1,570,000	1,638,867
4% 1/31/24	1,380,000	1,525,815
4.25% 8/9/42	365,000	385,891
BAT Capital Corp.:
3.215% 9/6/26	855,000	927,710
3.222% 8/15/24	1,095,000	1,180,875
3.557% 8/15/27	1,370,000	1,497,517
Philip Morris International, Inc.:
1.125% 5/1/23	1,430,000	1,455,676
3.875% 8/21/42	530,000	608,069
		9,220,420

TOTAL CONSUMER STAPLES		222,926,244

ENERGY - 1.1%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	145,000	152,744
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,212,000	1,256,156
Halliburton Co.:
4.75% 8/1/43	445,000	462,157
6.7% 9/15/38	170,000	217,137
		2,088,194
Oil, Gas & Consumable Fuels - 1.1%
Alberta Energy Co. Ltd. 8.125% 9/15/30	6,179,000	6,622,674
Amerada Hess Corp.:
7.125% 3/15/33	1,335,000	1,648,428
7.3% 8/15/31	1,849,000	2,276,282
7.875% 10/1/29	5,583,000	7,066,545
Cheniere Energy Partners LP:
5.25% 10/1/25	1,405,000	1,437,652
5.625% 10/1/26	760,000	796,624
Chesapeake Energy Corp.:
7% 10/1/24 (d)	85,000	3,613
8% 6/15/27 (d)	415,000	17,638
Chevron Corp.:
2.355% 12/5/22	840,000	873,952
2.566% 5/16/23	4,322,000	4,572,251
CNOOC Finance (2013) Ltd. 2.875% 9/30/29	1,825,000	1,970,430
Columbia Pipeline Group, Inc. 4.5% 6/1/25	1,418,000	1,650,414
Concho Resources, Inc.:
2.4% 2/15/31	410,000	401,232
3.75% 10/1/27	915,000	1,003,593
4.3% 8/15/28	2,540,000	2,866,123
4.875% 10/1/47	185,000	213,668
Conoco, Inc. 6.95% 4/15/29	425,000	593,636
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)	310,000	284,425
5.75% 4/1/25	1,500,000	1,435,013
CVR Energy, Inc.:
5.25% 2/15/25 (b)	330,000	312,131
5.75% 2/15/28 (b)	40,000	36,300
DCP Midstream LLC:
4.75% 9/30/21 (b)	2,017,000	2,057,340
5.85% 5/21/43 (a)(b)	7,892,000	6,106,435
DCP Midstream Operating LP:
3.875% 3/15/23	17,626,000	17,846,325
5.125% 5/15/29	355,000	376,304
5.375% 7/15/25	800,000	859,440
5.6% 4/1/44	3,773,000	3,584,350
5.625% 7/15/27	260,000	280,800
Denbury Resources, Inc.:
7.75% 2/15/24 (b)(d)	320,000	160,000
9.25% 3/31/22 (b)(d)	30,000	15,000
Devon Energy Corp.:
5% 6/15/45	915,000	910,393
5.6% 7/15/41	175,000	182,940
Ecopetrol SA:
4.125% 1/16/25	300,000	316,875
5.375% 6/26/26	1,240,000	1,368,340
5.875% 9/18/23	360,000	397,508
6.875% 4/29/30	200,000	241,038
EG Global Finance PLC:
6.75% 2/7/25 (b)	220,000	227,425
8.5% 10/30/25 (b)	380,000	406,600
El Paso Corp. 6.5% 9/15/20	12,030,000	12,055,415
Enable Midstream Partners LP 3.9% 5/15/24 (a)	1,210,000	1,202,037
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,104,302
Enbridge, Inc.:
4% 10/1/23	3,799,000	4,128,678
4.25% 12/1/26	1,943,000	2,245,582
Encana Corp.:
5.15% 11/15/41	3,000,000	2,112,828
6.5% 8/15/34	1,165,000	1,132,612
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)	20,000	19,984
5.75% 1/30/28 (b)	180,000	184,050
6.625% 7/15/25 (b)	45,000	46,941
Energy Transfer Partners LP:
3.75% 5/15/30	2,964,000	2,939,125
4.2% 9/15/23	1,452,000	1,540,091
4.25% 3/15/23	1,373,000	1,446,658
4.5% 4/15/24	1,723,000	1,854,045
4.75% 1/15/26	1,335,000	1,456,153
4.95% 6/15/28	4,954,000	5,306,033
5% 5/15/50	6,600,000	6,311,030
5.25% 4/15/29	2,803,000	3,068,022
5.3% 4/15/47	560,000	537,899
5.8% 6/15/38	2,762,000	2,789,145
6% 6/15/48	1,799,000	1,843,623
6.25% 4/15/49	2,080,000	2,176,246
6.625% 10/15/36	900,000	975,349
Enterprise Products Operating LP:
3.125% 7/31/29	100,000	109,114
3.2% 2/15/52	840,000	795,648
3.7% 1/31/51	65,000	65,872
4.85% 3/15/44	2,725,000	3,138,363
EOG Resources, Inc. 3.9% 4/1/35	205,000	240,714
EQM Midstream Partners LP 6.5% 7/1/27 (b)	125,000	136,875
Equinor ASA 3.7% 4/6/50	920,000	1,070,339
Exxon Mobil Corp.:
2.397% 3/6/22	1,575,000	1,620,992
4.114% 3/1/46	705,000	851,988
Global Partners LP/GLP Finance Corp. 7% 8/1/27	500,000	502,500
Hess Corp.:
4.3% 4/1/27	1,117,000	1,188,724
5.6% 2/15/41	1,896,000	2,162,565
5.8% 4/1/47	4,517,000	5,145,691
Hess Midstream Partners LP:
5.125% 6/15/28 (b)	325,000	334,139
5.625% 2/15/26 (b)	669,000	696,054
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (b)	225,000	213,188
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)	375,000	375,225
Kinder Morgan Energy Partners LP:
4.15% 3/1/22	885,000	929,595
4.15% 2/1/24	300,000	328,746
Kinder Morgan, Inc. 3.25% 8/1/50	190,000	178,091
Magellan Midstream Partners LP:
3.95% 3/1/50	1,085,000	1,139,181
4.2% 10/3/47	695,000	748,249
4.25% 9/15/46	65,000	69,885
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	2,936,393
MPLX LP:
3 month U.S. LIBOR + 0.900% 1.2129% 9/9/21 (a)(e)	2,069,000	2,068,929
3 month U.S. LIBOR + 1.100% 1.4129% 9/9/22 (a)(e)	3,115,000	3,115,279
4.125% 3/1/27	505,000	558,584
4.5% 7/15/23	160,000	173,224
4.5% 4/15/38	900,000	952,803
4.7% 4/15/48	1,670,000	1,777,181
4.8% 2/15/29	2,010,000	2,327,147
4.875% 12/1/24	2,489,000	2,808,793
5.5% 2/15/49	4,516,000	5,332,217
Noble Energy, Inc.:
5.25% 11/15/43	295,000	391,617
6% 3/1/41	360,000	496,481
Occidental Petroleum Corp.:
2.7% 8/15/22	1,655,000	1,627,155
2.9% 8/15/24	6,201,000	5,704,920
3.125% 2/15/22	3,955,000	3,895,675
3.2% 8/15/26	805,000	705,856
3.4% 4/15/26	130,000	115,164
3.5% 8/15/29	2,654,000	2,282,440
4.2% 3/15/48	95,000	71,963
4.3% 8/15/39	439,000	338,030
4.4% 4/15/46	95,000	75,881
4.4% 8/15/49	1,714,000	1,319,780
5.55% 3/15/26	6,488,000	6,455,560
6.2% 3/15/40	65,000	61,750
6.45% 9/15/36	4,545,000	4,457,009
6.6% 3/15/46	6,475,000	6,430,258
7.5% 5/1/31	8,596,000	9,111,760
7.875% 9/15/31	40,000	42,800
8.875% 7/15/30	145,000	163,850
ONEOK Partners LP 6.65% 10/1/36	400,000	459,609
ONEOK, Inc.:
3.1% 3/15/30	1,300,000	1,241,069
4.45% 9/1/49	1,085,000	975,892
4.95% 7/13/47	365,000	352,032
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (b)	475,000	520,125
Petro-Canada 6.8% 5/15/38	350,000	475,330
Petrobras Global Finance BV 7.25% 3/17/44	34,097,000	40,010,698
Petroleos Mexicanos:
6.5% 3/13/27	27,690,000	27,288,495
6.75% 9/21/47	26,150,000	21,734,573
6.84% 1/23/30 (b)	10,852,000	10,461,328
7.69% 1/23/50 (b)	78,965,000	70,414,575
Phillips 66 Co. 4.875% 11/15/44	305,000	370,053
Phillips 66 Partners LP:
3.75% 3/1/28	295,000	309,347
4.9% 10/1/46	525,000	564,790
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	2,689,000	2,676,363
3.6% 11/1/24	1,877,000	1,964,421
3.65% 6/1/22	10,550,000	10,844,367
3.8% 9/15/30	260,000	261,496
QEP Resources, Inc. 5.25% 5/1/23	300,000	246,000
Rattler Midstream LP 5.625% 7/15/25 (b)	465,000	491,738
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,310,000	2,433,518
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (b)	9,948,000	11,388,523
Schlumberger Investment SA 3.65% 12/1/23	210,000	227,715
Shell International Finance BV 3.25% 5/11/25	1,465,000	1,636,535
Spectra Energy Partners LP 4.75% 3/15/24	6,000,000	6,737,765
Sunoco Logistics Partner Operations LP:
5.35% 5/15/45	850,000	812,448
5.4% 10/1/47	1,861,000	1,822,768
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	15,000	15,245
5.5% 2/15/26	560,000	577,013
5.875% 3/15/28	55,000	57,613
6% 4/15/27	5,000	5,322
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	200,000	201,256
4.875% 2/1/31 (b)	95,000	95,717
5.125% 2/1/25	900,000	919,143
5.875% 4/15/26	400,000	421,000
The Williams Companies, Inc.:
3.5% 11/15/30	10,592,000	11,638,356
3.7% 1/15/23	2,512,000	2,666,180
3.75% 6/15/27	1,635,000	1,804,705
4.85% 3/1/48	100,000	115,854
Total Capital International SA:
2.7% 1/25/23	1,375,000	1,449,844
2.829% 1/10/30	800,000	888,492
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30 (b)	535,000	583,738
Valero Energy Corp. 4% 4/1/29	820,000	922,310
Viper Energy Partners LP 5.375% 11/1/27 (b)	300,000	309,000
Western Gas Partners LP:
3.95% 6/1/25	1,176,000	1,172,695
4% 7/1/22	50,000	50,875
4.1% 2/1/25	195,000	194,536
4.65% 7/1/26	2,406,000	2,460,135
4.75% 8/15/28	1,465,000	1,489,583
5.05% 2/1/30	335,000	343,442
5.3% 3/1/48	105,000	93,747
5.375% 6/1/21	4,846,000	4,894,460
6.25% 2/1/50	35,000	35,050
Williams Partners LP:
3.6% 3/15/22	660,000	685,394
4.9% 1/15/45	470,000	527,988
		468,076,088

TOTAL ENERGY		470,164,282

FINANCIALS - 3.7%
Banks - 1.8%
Banco Santander SA:
3.49% 5/28/30	800,000	876,645
3.848% 4/12/23	800,000	860,699
Bank of America Corp.:
2.496% 2/13/31 (a)	650,000	684,926
3.004% 12/20/23 (a)	10,921,000	11,509,477
3.3% 1/11/23	3,572,000	3,810,447
3.419% 12/20/28 (a)	13,388,000	14,961,070
3.5% 4/19/26	5,358,000	6,069,812
3.95% 4/21/25	12,493,000	14,053,163
3.97% 3/5/29 (a)	9,640,000	11,116,386
4% 1/22/25	43,905,000	49,190,751
4.1% 7/24/23	13,989,000	15,426,489
4.2% 8/26/24	2,028,000	2,272,721
4.25% 10/22/26	10,727,000	12,409,833
4.45% 3/3/26	2,065,000	2,394,664
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 1.0018% 7/20/22 (a)(b)(e)	8,041,000	8,093,634
Barclays PLC:
2.645% 6/24/31 (a)	690,000	700,575
2.852% 5/7/26 (a)	10,143,000	10,709,927
3.65% 3/16/25	200,000	218,508
4.375% 1/12/26	240,000	272,902
4.836% 5/9/28	6,667,000	7,434,044
4.95% 1/10/47	1,655,000	2,220,711
4.972% 5/16/29 (a)	15,000,000	17,839,096
5.088% 6/20/30 (a)	13,438,000	15,601,688
5.2% 5/12/26	1,701,000	1,933,714
BNP Paribas SA 2.219% 6/9/26 (a)(b)	9,163,000	9,555,247
CIT Group, Inc.:
3.929% 6/19/24 (a)	1,375,000	1,419,413
4.75% 2/16/24	2,480,000	2,610,200
5% 8/1/23	7,000,000	7,411,600
6.125% 3/9/28	4,840,000	5,705,150
Citigroup, Inc.:
2.572% 6/3/31 (a)	2,345,000	2,477,981
2.666% 1/29/31 (a)	7,490,000	7,975,159
4.3% 11/20/26	2,129,000	2,453,564
4.4% 6/10/25	17,376,000	19,801,399
4.412% 3/31/31 (a)	13,726,000	16,670,056
4.45% 9/29/27	6,030,000	6,999,423
4.6% 3/9/26	3,500,000	4,064,276
4.65% 7/30/45	900,000	1,158,978
4.75% 5/18/46	10,000,000	12,774,822
5.5% 9/13/25	8,267,000	9,846,127
Citizens Financial Group, Inc.:
4.15% 9/28/22 (b)	3,115,000	3,299,327
4.3% 12/3/25	6,459,000	7,430,535
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	3,419,000	3,749,372
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	15,667,000	17,348,365
4.55% 4/17/26	7,559,000	8,864,680
Fifth Third Bancorp 8.25% 3/1/38	603,000	999,561
HSBC Holdings PLC:
4.041% 3/13/28 (a)	3,130,000	3,517,758
4.25% 3/14/24	1,872,000	2,050,216
4.95% 3/31/30	1,855,000	2,282,013
Huntington Bancshares, Inc. 7% 12/15/20	404,000	411,428
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	31,005,000	33,436,865
5.71% 1/15/26 (b)	7,646,000	8,495,327
Japan Bank International Cooperation 3.25% 7/20/23	400,000	432,600
JPMorgan Chase & Co.:
2.522% 4/22/31 (a)	1,055,000	1,129,587
2.956% 5/13/31 (a)	5,386,000	5,782,390
3.509% 1/23/29 (a)	1,900,000	2,146,803
3.875% 9/10/24	1,000,000	1,113,944
3.882% 7/24/38 (a)	5,390,000	6,466,837
3.964% 11/15/48 (a)	1,270,000	1,558,672
4.125% 12/15/26	4,475,000	5,226,920
4.35% 8/15/21	4,947,000	5,138,702
4.625% 5/10/21	1,718,000	1,769,508
KeyCorp 2.55% 10/1/29	95,000	101,186
Lloyds Banking Group PLC:
2.438% 2/5/26 (a)	1,010,000	1,061,755
4.375% 3/22/28	1,365,000	1,615,654
NatWest Markets PLC 2.375% 5/21/23 (b)	10,828,000	11,186,656
Peoples United Bank 4% 7/15/24	40,000	43,004
PNC Bank NA 3.25% 6/1/25	1,710,000	1,907,957
PNC Financial Services Group, Inc. 3.9% 4/29/24	375,000	415,552
Rabobank Nederland 4.375% 8/4/25	7,713,000	8,794,876
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (a)	5,799,000	6,205,016
4.269% 3/22/25 (a)	1,735,000	1,907,171
4.8% 4/5/26	15,438,000	18,137,213
5.125% 5/28/24	25,198,000	27,908,094
6% 12/19/23	40,605,000	45,779,797
6.1% 6/10/23	35,526,000	39,507,833
6.125% 12/15/22	5,889,000	6,464,944
Societe Generale 4.25% 4/14/25 (b)	21,901,000	23,522,487
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23	250,000	272,742
Synchrony Bank 3% 6/15/22	5,477,000	5,660,764
Truist Financial Corp. 2.7% 1/27/22	540,000	556,510
UniCredit SpA 6.572% 1/14/22 (b)	7,600,000	8,079,687
Wells Fargo & Co.:
2.406% 10/30/25 (a)	5,834,000	6,146,088
2.572% 2/11/31 (a)	585,000	613,638
2.879% 10/30/30 (a)	2,695,000	2,897,013
3% 2/19/25	7,625,000	8,277,978
4.125% 8/15/23	280,000	306,092
4.3% 7/22/27	21,880,000	25,153,860
4.478% 4/4/31 (a)	15,500,000	18,922,731
4.65% 11/4/44	1,385,000	1,682,794
5.013% 4/4/51 (a)	25,310,000	34,455,815
Westpac Banking Corp. 4.11% 7/24/34 (a)	4,937,000	5,572,861
		757,394,455
Capital Markets - 0.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,847,000	2,036,274
Ares Capital Corp.:
3.875% 1/15/26	9,485,000	9,625,213
4.2% 6/10/24	12,032,000	12,459,189
Bank of New York Mellon Corp. 3.4% 5/15/24	750,000	828,298
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	13,060,000	13,671,094
4.194% 4/1/31 (a)(b)	12,540,000	14,628,537
Deutsche Bank AG 4.5% 4/1/25	13,996,000	14,328,374
Deutsche Bank AG New York Branch:
3.3% 11/16/22	10,180,000	10,526,362
5% 2/14/22	14,609,000	15,370,705
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (a)	12,744,000	13,076,411
3.691% 6/5/28 (a)	2,890,000	3,274,776
3.8% 3/15/30	16,690,000	19,441,294
3.814% 4/23/29 (a)	550,000	630,063
3.85% 1/26/27	500,000	569,339
6.75% 10/1/37	50,999,000	74,507,630
Intercontinental Exchange, Inc. 3.75% 12/1/25	3,162,000	3,599,444
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1878% 7/22/22 (a)(e)	3,691,000	3,714,922
3.125% 7/27/26	37,616,000	41,972,547
3.591% 7/22/28 (a)	1,835,000	2,072,164
3.622% 4/1/31 (a)	13,084,000	15,194,715
3.7% 10/23/24	21,259,000	23,732,586
3.772% 1/24/29 (a)	2,420,000	2,779,519
3.875% 1/27/26	625,000	717,462
4% 7/23/25	2,450,000	2,803,505
4.35% 9/8/26	2,340,000	2,731,693
4.431% 1/23/30 (a)	8,189,000	9,880,267
5% 11/24/25	40,891,000	48,082,957
5.75% 1/25/21	4,996,000	5,103,382
Nomura Holdings, Inc. 2.648% 1/16/25	1,525,000	1,607,486
S&P Global, Inc. 1.25% 8/15/30	1,825,000	1,801,656
State Street Corp.:
2.825% 3/30/23 (a)(b)	887,000	919,156
2.901% 3/30/26 (a)(b)	833,000	911,493
		372,598,513
Consumer Finance - 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	7,954,000	7,651,034
3.5% 5/26/22	1,949,000	1,959,617
4.125% 7/3/23	5,132,000	5,210,813
4.45% 12/16/21	4,011,000	4,088,204
4.45% 4/3/26	4,282,000	4,315,971
4.5% 5/15/21	1,455,000	1,479,844
4.875% 1/16/24	6,861,000	7,073,072
5% 10/1/21	2,185,000	2,247,120
6.5% 7/15/25	4,320,000	4,698,473
Ally Financial, Inc.:
3.05% 6/5/23	11,748,000	12,191,273
3.875% 5/21/24	6,322,000	6,730,376
4.125% 2/13/22	300,000	310,585
5.125% 9/30/24	4,388,000	4,910,442
5.8% 5/1/25	6,894,000	7,969,453
Capital One Financial Corp.:
3.65% 5/11/27	15,820,000	17,601,693
3.8% 1/31/28	7,795,000	8,705,415
Discover Financial Services:
3.95% 11/6/24	2,567,000	2,825,832
4.1% 2/9/27	645,000	718,038
4.5% 1/30/26	6,463,000	7,408,257
Ford Motor Credit Co. LLC:
3.087% 1/9/23	130,000	129,207
3.219% 1/9/22	120,000	119,387
3.339% 3/28/22	90,000	90,095
3.35% 11/1/22	1,290,000	1,288,104
4.063% 11/1/24	22,139,000	22,453,817
4.687% 6/9/25	180,000	184,930
5.085% 1/7/21	4,004,000	4,009,005
5.113% 5/3/29	215,000	227,094
5.125% 6/16/25	135,000	141,849
5.584% 3/18/24	8,575,000	9,142,236
5.596% 1/7/22	8,285,000	8,512,589
GE Capital International Funding Co. 4.418% 11/15/35	1,145,000	1,182,188
John Deere Capital Corp.:
2.65% 6/24/24	615,000	662,328
2.8% 1/27/23	990,000	1,045,985
2.8% 3/6/23	1,045,000	1,110,489
Navient Corp. 7.25% 1/25/22	1,300,000	1,365,000
Springleaf Finance Corp. 6.875% 3/15/25	500,000	563,903
Synchrony Financial:
2.85% 7/25/22	2,029,000	2,088,939
3.75% 8/15/21	2,016,000	2,059,962
3.95% 12/1/27	8,719,000	9,188,484
4.25% 8/15/24	2,029,000	2,178,458
4.375% 3/19/24	7,165,000	7,731,726
5.15% 3/19/29	13,451,000	15,375,999
		198,947,286
Diversified Financial Services - 0.1%
BP Capital Markets America, Inc. 3.245% 5/6/22	2,610,000	2,740,530
Brixmor Operating Partnership LP:
4.05% 7/1/30	5,688,000	6,102,646
4.125% 6/15/26	5,706,000	6,190,141
4.125% 5/15/29	6,724,000	7,276,204
Equitable Holdings, Inc. 3.9% 4/20/23	1,273,000	1,371,594
General Electric Capital Corp.:
3.15% 9/7/22	1,386,000	1,453,985
3.45% 5/15/24	85,000	91,541
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	305,000	314,913
5.25% 5/15/27	15,000	15,938
6.25% 5/15/26	914,000	975,695
6.375% 12/15/25	1,100,000	1,141,250
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)	385,000	390,891
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	7,000,000	6,902,623
Pine Street Trust I 4.572% 2/15/29 (b)	7,798,000	8,962,658
Pine Street Trust II 5.568% 2/15/49 (b)	7,800,000	9,576,720
Voya Financial, Inc. 3.125% 7/15/24	3,436,000	3,697,569
		57,204,898
Insurance - 0.4%
ACE INA Holdings, Inc.:
2.7% 3/13/23	145,000	152,497
3.15% 3/15/25	1,765,000	1,966,487
AIA Group Ltd. 3.375% 4/7/30 (b)	9,627,000	10,782,039
American International Group, Inc.:
3.4% 6/30/30	15,800,000	17,494,561
4.5% 7/16/44	2,585,000	3,032,273
Arch Capital Finance LLC 4.011% 12/15/26	1,770,000	2,049,231
CNA Financial Corp.:
3.9% 5/1/29	1,400,000	1,596,904
3.95% 5/15/24	1,400,000	1,545,596
Five Corners Funding Trust II 2.85% 5/15/30 (b)	11,420,000	12,201,380
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	1,847,000	2,229,634
Lincoln National Corp.:
3.05% 1/15/30	130,000	140,201
4.35% 3/1/48	165,000	192,766
6.3% 10/9/37	110,000	142,922
Markel Corp.:
4.15% 9/17/50	965,000	1,133,682
4.3% 11/1/47	525,000	625,030
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	1,140,000	1,254,839
4.375% 3/15/29	5,432,000	6,606,687
4.75% 3/15/39	2,493,000	3,321,589
4.8% 7/15/21	1,026,000	1,055,848
4.9% 3/15/49	1,301,000	1,826,533
MetLife, Inc. 4.368% 9/15/23 (a)	910,000	1,015,630
Metropolitan Life Global Funding I U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.57% 5/28/21 (a)(b)(e)	31,400,000	31,458,344
New York Life Insurance Co. 3.75% 5/15/50 (b)	2,317,000	2,623,802
Pricoa Global Funding I 5.375% 5/15/45 (a)	5,278,000	5,793,957
Progressive Corp. 3.2% 3/26/30	1,118,000	1,286,533
Prudential Financial, Inc. 4.5% 11/16/21	1,118,000	1,172,487
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	3,200,000	3,655,795
Teachers Insurance & Annuity Association of America 3.3% 5/15/50 (b)	4,976,000	5,131,552
The Chubb Corp. 6% 5/11/37	300,000	443,732
Unum Group:
4% 6/15/29	5,961,000	6,514,796
4.5% 3/15/25	8,661,000	9,631,559
5.625% 9/15/20	3,216,000	3,221,589
5.75% 8/15/42	2,238,000	2,551,263
		143,851,738
Thrifts & Mortgage Finance - 0.0%
Quicken Loans, Inc. 5.25% 1/15/28 (b)	300,000	319,877

TOTAL FINANCIALS		1,530,316,767

HEALTH CARE - 0.7%
Biotechnology - 0.1%
AbbVie, Inc.:
3.85% 6/15/24 (b)	310,000	341,993
4.25% 11/21/49 (b)	1,570,000	1,889,681
4.55% 3/15/35 (b)	400,000	499,109
4.7% 5/14/45	3,675,000	4,583,516
4.875% 11/14/48	585,000	752,540
Amgen, Inc.:
2.6% 8/19/26	3,600,000	3,950,867
4.663% 6/15/51	175,000	231,267
Baxalta, Inc. 4% 6/23/25	579,000	664,087
Gilead Sciences, Inc.:
3.65% 3/1/26	385,000	439,764
4.5% 2/1/45	665,000	863,346
Regeneron Pharmaceuticals, Inc. 2.8% 9/15/50	505,000	480,164
Upjohn, Inc.:
1.65% 6/22/25 (b)	1,160,000	1,191,452
2.7% 6/22/30 (b)	5,898,000	6,152,554
3.85% 6/22/40 (b)	3,244,000	3,515,097
4% 6/22/50 (b)	4,937,000	5,375,675
		30,931,112
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories:
3.75% 11/30/26	250,000	292,459
4.9% 11/30/46	1,225,000	1,750,209
Becton, Dickinson & Co.:
3.125% 11/8/21	1,050,000	1,080,919
3.7% 6/6/27	118,000	133,723
3.734% 12/15/24	855,000	949,377
Hologic, Inc. 4.375% 10/15/25 (b)	200,000	204,130
Stryker Corp.:
3.375% 5/15/24	335,000	365,946
3.375% 11/1/25	305,000	342,284
3.5% 3/15/26	675,000	764,767
Teleflex, Inc.:
4.25% 6/1/28 (b)	60,000	63,300
4.875% 6/1/26	1,000,000	1,045,000
		6,992,114
Health Care Providers & Services - 0.3%
Anthem, Inc.:
3.3% 1/15/23	3,395,000	3,615,522
3.65% 12/1/27	2,965,000	3,404,184
Ascension Health:
2.532% 11/15/29	295,000	330,059
3.106% 11/15/39	610,000	660,665
3.945% 11/15/46	315,000	397,948
4.847% 11/15/53	150,000	226,200
BayCare Health System, Inc. 3.831% 11/15/50	230,000	285,394
Cardinal Health, Inc. 3.2% 6/15/22	405,000	422,849
Centene Corp.:
3.375% 2/15/30	4,420,000	4,596,800
4.25% 12/15/27	5,825,000	6,116,250
4.625% 12/15/29	7,750,000	8,492,760
4.75% 1/15/25	3,965,000	4,078,320
5.25% 4/1/25 (b)	1,300,000	1,348,750
5.375% 6/1/26 (b)	335,000	354,263
5.375% 8/15/26 (b)	200,000	211,750
Children's Health System of Texas 2.511% 8/15/50	360,000	352,987
Childrens Hospital Corp. 4.115% 1/1/47	580,000	736,020
Cigna Corp.:
3.25% 4/15/25	5,000	5,522
3.4% 3/15/50	600,000	642,330
4.125% 9/15/20	1,049,000	1,050,449
4.125% 11/15/25	4,646,000	5,370,774
4.375% 10/15/28	7,774,000	9,303,379
4.5% 2/25/26	4,775,000	5,616,215
4.8% 8/15/38	4,840,000	6,089,259
4.9% 12/15/48	4,836,000	6,388,972
CommonSpirit Health 2.76% 10/1/24	950,000	996,848
CVS Health Corp.:
3% 8/15/26	828,000	908,457
3.625% 4/1/27	2,341,000	2,650,814
4.1% 3/25/25	7,225,000	8,239,110
4.3% 3/25/28	15,826,000	18,631,445
4.78% 3/25/38	1,320,000	1,616,913
5.05% 3/25/48	889,000	1,154,002
5.125% 7/20/45	1,545,000	1,991,011
5.3% 12/5/43	555,000	725,035
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)	125,000	131,406
Hackensack Meridian Health 4.5% 7/1/57	385,000	497,740
HCA Holdings, Inc.:
4.75% 5/1/23	205,000	225,432
5.375% 2/1/25	305,000	343,357
Kaiser Foundation Hospitals 4.15% 5/1/47	1,000,000	1,276,854
Laboratory Corp. of America Holdings:
3.25% 9/1/24	720,000	791,516
4.7% 2/1/45	730,000	929,572
Memorial Sloan-Kettring Cancer Center:
2.955% 1/1/50	290,000	310,739
4.2% 7/1/55	140,000	189,500
5% 7/1/42	225,000	314,513
Methodist Hospital 2.705% 12/1/50	1,345,000	1,339,843
Mount Sinai Hospital 3.737% 7/1/49	460,000	510,568
New York & Presbyterian Hospital:
4.024% 8/1/45	600,000	773,103
4.063% 8/1/56	390,000	508,957
NYU Hospitals Center 4.368% 7/1/47	810,000	965,517
Providence St. Joseph Health Obligated Group:
2.532% 10/1/29	790,000	852,749
2.746% 10/1/26	780,000	841,235
Quest Diagnostics, Inc.:
4.7% 3/30/45	100,000	123,367
5.75% 1/30/40	68,000	91,299
Stanford Health Care 3.795% 11/15/48	455,000	568,253
Sutter Health 4.091% 8/15/48	2,040,000	2,433,078
Tenet Healthcare Corp.:
4.875% 1/1/26 (b)	1,160,000	1,206,400
6.25% 2/1/27 (b)	120,000	126,000
7.5% 4/1/25 (b)	500,000	548,600
8.125% 4/1/22	680,000	734,060
Toledo Hospital:
5.325% 11/15/28	2,792,000	3,043,893
6.015% 11/15/48	5,710,000	6,536,552
UnitedHealth Group, Inc.:
2.75% 5/15/40	1,958,000	2,065,115
3.875% 8/15/59	30,000	37,328
4.25% 4/15/47	645,000	828,287
4.25% 6/15/48	675,000	865,746
6.875% 2/15/38	700,000	1,131,085
		138,152,920
Health Care Technology - 0.0%
IMS Health, Inc. 5% 10/15/26 (b)	900,000	940,239
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (b)	30,000	31,575
5.5% 4/1/26 (b)	100,000	105,250
Thermo Fisher Scientific, Inc.:
4.133% 3/25/25	290,000	332,757
4.15% 2/1/24	280,000	310,886
		780,468
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	51,454,000	59,053,337
Bristol-Myers Squibb Co.:
4.25% 10/26/49	1,575,000	2,090,678
5% 8/15/45	735,000	1,046,223
Elanco Animal Health, Inc.:
4.912% 8/27/21 (a)	1,274,000	1,304,258
5.272% 8/28/23 (a)	4,020,000	4,455,004
5.9% 8/28/28 (a)	1,693,000	2,019,961
GlaxoSmithKline Capital PLC 2.85% 5/8/22	710,000	739,953
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23	1,425,000	1,510,443
Johnson & Johnson:
2.1% 9/1/40	475,000	473,492
3.625% 3/3/37	1,260,000	1,531,775
Merck & Co., Inc.:
2.4% 9/15/22	2,050,000	2,128,058
3.4% 3/7/29	1,400,000	1,634,389
Mylan NV:
3.95% 6/15/26	2,804,000	3,177,478
5.2% 4/15/48	1,630,000	2,050,114
5.4% 11/29/43	580,000	738,384
Novartis Capital Corp.:
2.4% 9/21/22	1,345,000	1,402,534
4% 11/20/45	1,090,000	1,393,132
Pfizer, Inc. 2.55% 5/28/40	1,310,000	1,367,609
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	2,190,000	2,452,502
Takeda Pharmaceutical Co. Ltd. 3.025% 7/9/40	510,000	528,012
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	1,013,000	1,011,126
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (b)	1,300,000	1,350,648
Wyeth LLC 6.45% 2/1/24	1,875,000	2,241,015
Zoetis, Inc. 3.25% 2/1/23	5,975,000	6,330,219
		102,030,344

TOTAL HEALTH CARE		279,827,197

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems PLC 3.4% 4/15/30 (b)	2,985,000	3,359,100
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)	700,000	721,000
BWX Technologies, Inc.:
4.125% 6/30/28 (b)	200,000	208,500
5.375% 7/15/26 (b)	700,000	733,250
General Dynamics Corp.:
2.25% 11/15/22	650,000	674,267
3.5% 5/15/25	1,905,000	2,143,476
Lockheed Martin Corp.:
2.9% 3/1/25	2,350,000	2,571,357
3.8% 3/1/45	585,000	711,138
Moog, Inc. 4.25% 12/15/27 (b)	410,000	423,325
Northrop Grumman Corp. 4.75% 6/1/43	820,000	1,066,580
Raytheon Technologies Corp.:
3.5% 3/15/27 (b)	1,300,000	1,471,829
4.125% 11/16/28	490,000	582,911
Textron, Inc. 2.45% 3/15/31	1,870,000	1,847,139
The Boeing Co.:
2.25% 6/15/26	810,000	793,825
3.6% 5/1/34	1,750,000	1,699,192
3.9% 5/1/49	125,000	113,908
5.04% 5/1/27	4,430,000	4,874,489
5.15% 5/1/30	4,430,000	4,960,118
5.705% 5/1/40	4,430,000	5,136,277
5.805% 5/1/50	5,060,000	6,044,727
5.93% 5/1/60	4,430,000	5,403,128
TransDigm, Inc.:
6.25% 3/15/26 (b)	915,000	965,517
7.5% 3/15/27	40,000	41,800
8% 12/15/25 (b)	465,000	505,688
		47,052,541
Air Freight & Logistics - 0.0%
FedEx Corp. 3.3% 3/15/27	280,000	308,946
United Parcel Service, Inc. 2.05% 4/1/21	150,000	151,532
XPO Logistics, Inc. 6.25% 5/1/25 (b)	340,000	362,950
		823,428
Airlines - 0.0%
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	449,280	420,517
Continental Airlines, Inc. 4.15% 10/11/25	560,426	527,335
Delta Air Lines, Inc. 3.625% 3/15/22	480,000	475,882
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 2/10/24	102,624	102,487
Southwest Airlines Co.:
2.625% 2/10/30	735,000	688,523
5.125% 6/15/27	885,000	965,195
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27	144,075	134,120
		3,314,059
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	400,000	417,152
Johnson Controls International PLC 4.95% 7/2/64	197,000	245,357
Masco Corp. 4.45% 4/1/25	1,610,000	1,858,503
		2,521,012
Commercial Services & Supplies - 0.0%
Advocate Health & Hospitals Corp. 3.387% 10/15/49	510,000	568,577
Cintas Corp. No. 2 3.7% 4/1/27	1,035,000	1,183,168
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	300,000	300,750
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (b)	220,000	224,400
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	600,000	600,570
Waste Connection, Inc. 3.05% 4/1/50	275,000	285,340
Waste Management, Inc. 2.9% 9/15/22	375,000	392,248
WMX Technologies, Inc. 4.6% 3/1/21	345,000	348,720
		3,903,773
Construction & Engineering - 0.0%
AECOM:
5.125% 3/15/27	305,000	334,448
5.875% 10/15/24	1,100,000	1,225,125
		1,559,573
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22	115,000	119,570
Sensata Technologies BV 4.875% 10/15/23 (b)	300,000	316,500
		436,070
Industrial Conglomerates - 0.0%
Covidien International Finance SA 3.2% 6/15/22	865,000	902,716
Honeywell International, Inc. 1.35% 6/1/25	920,000	947,386
		1,850,102
Machinery - 0.0%
Fortive Corp. 3.15% 6/15/26	275,000	303,913
Pentair Finance SA 4.5% 7/1/29	670,000	750,569
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)	295,000	307,169
Westinghouse Air Brake Co.:
3.45% 11/15/26	740,000	782,209
4.95% 9/15/28	430,000	493,935
Xylem, Inc.:
3.25% 11/1/26	225,000	252,344
4.875% 10/1/21	525,000	549,190
		3,439,329
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)	110,000	113,850
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)	320,000	331,904
Equifax, Inc. 2.6% 12/1/24	1,245,000	1,329,994
IHS Markit Ltd. 4.125% 8/1/23	365,000	398,857
		2,174,605
Road & Rail - 0.1%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (b)	2,155,000	2,085,708
3.95% 7/1/24 (b)	2,862,000	2,643,978
4.375% 5/1/26 (b)	3,477,000	3,202,048
5.25% 5/15/24 (b)	4,140,000	4,014,867
Canadian National Railway Co. 2.85% 12/15/21	600,000	614,848
CSX Corp.:
3.8% 4/15/50	1,839,000	2,198,299
6.15% 5/1/37	1,375,000	1,937,194
Union Pacific Corp.:
3.25% 2/5/50	1,285,000	1,407,826
3.6% 9/15/37	640,000	730,002
3.75% 2/5/70	315,000	355,097
4.3% 6/15/42	325,000	395,343
		19,585,210
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23	1,711,000	1,715,450
3% 9/15/23	800,000	804,304
3.375% 6/1/21	2,750,000	2,783,926
3.375% 7/1/25	7,608,000	7,742,313
3.75% 2/1/22	4,752,000	4,855,244
3.875% 4/1/21	2,900,000	2,930,596
4.25% 2/1/24	7,846,000	8,187,469
4.25% 9/15/24	3,212,000	3,351,021
FLY Leasing Ltd. 5.25% 10/15/24	50,000	39,625
		32,409,948
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (a)	755,000	853,533

TOTAL INDUSTRIALS		119,923,183

INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
2.9% 3/4/21	150,000	151,954
3% 6/15/22	310,000	325,309
		477,263
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (b)	6,100,000	6,736,383
6.02% 6/15/26 (b)	2,112,000	2,486,472
FLIR Systems, Inc. 2.5% 8/1/30	245,000	251,625
TTM Technologies, Inc. 5.625% 10/1/25 (b)	700,000	717,500
		10,191,980
IT Services - 0.0%
Fiserv, Inc.:
2.75% 7/1/24	105,000	112,566
3.85% 6/1/25	1,490,000	1,690,229
Gartner, Inc. 4.5% 7/1/28 (b)	165,000	172,425
Global Payments, Inc. 2.65% 2/15/25	495,000	528,943
IBM Corp.:
2.85% 5/15/40	730,000	772,514
3.625% 2/12/24	3,365,000	3,711,751
MasterCard, Inc. 3.375% 4/1/24	870,000	961,815
Visa, Inc. 2.7% 4/15/40	145,000	156,124
		8,106,367
Semiconductors & Semiconductor Equipment - 0.0%
Broadcom Corp./Broadcom Cayman LP 3.125% 1/15/25	1,260,000	1,351,705
Entegris, Inc.:
4.375% 4/15/28 (b)	205,000	213,713
4.625% 2/10/26 (b)	400,000	413,124
NVIDIA Corp.:
2.85% 4/1/30	2,598,000	2,895,830
3.5% 4/1/50	5,625,000	6,358,472
ON Semiconductor Corp. 3.875% 9/1/28 (b)	125,000	130,435
		11,363,279
Software - 0.2%
CDK Global, Inc.:
4.875% 6/1/27	500,000	527,500
5.875% 6/15/26	200,000	210,074
Intuit, Inc.:
0.95% 7/15/25	940,000	950,663
1.35% 7/15/27	200,000	204,408
Microsoft Corp.:
2.525% 6/1/50	468,000	489,616
3.7% 8/8/46	2,510,000	3,125,186
4.1% 2/6/37	1,212,000	1,560,000
Nortonlifelock, Inc. 5% 4/15/25 (b)	475,000	484,500
Nuance Communications, Inc. 5.625% 12/15/26	600,000	636,000
Open Text Corp. 3.875% 2/15/28 (b)	175,000	179,998
Oracle Corp.:
2.5% 4/1/25	6,499,000	7,005,802
2.65% 7/15/26	980,000	1,074,898
2.8% 4/1/27	7,184,000	7,880,522
2.95% 5/15/25	935,000	1,026,159
2.95% 4/1/30	6,500,000	7,273,968
3.6% 4/1/40	6,500,000	7,325,883
3.6% 4/1/50	6,500,000	7,253,936
3.85% 4/1/60	6,500,000	7,499,266
4.125% 5/15/45	1,000,000	1,189,266
ServiceNow, Inc. 1.4% 9/1/30	1,005,000	986,978
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	775,000	830,103
		57,714,726
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.:
3.25% 2/23/26	7,150,000	8,078,233
3.85% 8/4/46	1,080,000	1,332,429
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (a)	5,700,000	6,110,572
		15,521,234

TOTAL INFORMATION TECHNOLOGY		103,374,849

MATERIALS - 0.1%
Chemicals - 0.1%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)	240,000	251,400
CF Industries Holdings, Inc.:
5.15% 3/15/34	300,000	355,500
5.375% 3/15/44	5,000	6,213
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0634% 6/15/22 (a)(b)(e)	495,000	465,603
6.5% 5/15/26 (b)	265,000	233,863
DuPont de Nemours, Inc.:
2.169% 5/1/23	15,494,000	15,798,745
4.493% 11/15/25	2,625,000	3,054,141
Eastman Chemical Co. 4.65% 10/15/44	530,000	626,138
Ecolab, Inc. 4.35% 12/8/21	245,000	257,352
FMC Corp. 4.5% 10/1/49	800,000	987,820
LYB International Finance III LLC:
3.375% 5/1/30	950,000	1,035,091
4.2% 5/1/50	150,000	164,890
LyondellBasell Industries NV:
5.75% 4/15/24	1,730,000	1,999,312
6% 11/15/21	244,000	256,584
Nufarm Australia Ltd. 5.75% 4/30/26 (b)	400,000	403,000
Nutrien Ltd. 4.9% 6/1/43	825,000	1,020,666
Olin Corp. 5.125% 9/15/27	700,000	689,500
Sherwin-Williams Co. 4.5% 6/1/47	210,000	265,388
The Chemours Co. LLC 7% 5/15/25	600,000	613,500
The Dow Chemical Co.:
3.625% 5/15/26	2,820,000	3,149,851
4.625% 10/1/44	295,000	340,173
Valvoline, Inc.:
4.25% 2/15/30 (b)	70,000	74,288
4.375% 8/15/25	400,000	415,080
W. R. Grace & Co.-Conn.:
4.875% 6/15/27 (b)	125,000	130,938
5.625% 10/1/24 (b)	400,000	430,000
		33,025,036
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 2.5% 3/15/30	530,000	551,682
Vulcan Materials Co. 4.5% 6/15/47	795,000	922,111
		1,473,793
Containers & Packaging - 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (b)	40,000	41,720
Berry Global, Inc. 4.875% 7/15/26 (b)	200,000	212,500
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)(c)	40,000	40,800
International Paper Co.:
5% 9/15/35	715,000	920,473
5.15% 5/15/46	116,000	147,377
OI European Group BV 4% 3/15/23 (b)	500,000	505,105
Rock-Tenn Co. 4.9% 3/1/22	185,000	196,472
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	205,000	216,197
8.5% 8/15/27 (b)	60,000	66,000
		2,346,644
Metals & Mining - 0.0%
Anglo American Capital PLC:
4.125% 4/15/21 (b)	6,803,000	6,924,146
4.125% 9/27/22 (b)	1,333,000	1,405,139
Barrick North America Finance LLC:
5.7% 5/30/41	415,000	584,998
5.75% 5/1/43	330,000	480,061
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39	645,000	919,216
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	1,979,000	1,987,906
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)	2,033,000	2,221,053
4.5% 8/1/47 (b)	1,715,000	2,070,327
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (b)	5,000	5,400
Kaiser Aluminum Corp.:
4.625% 3/1/28 (b)	280,000	276,954
6.5% 5/1/25 (b)	105,000	110,976
Newmont Corp.:
2.25% 10/1/30	600,000	626,402
2.8% 10/1/29	425,000	461,179
Southern Copper Corp. 5.875% 4/23/45	455,000	626,478
Steel Dynamics, Inc. 2.4% 6/15/25	365,000	384,238
		19,084,473

TOTAL MATERIALS		55,929,946

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	5,395,000	6,845,901
Boston Properties, Inc.:
3.85% 2/1/23	1,175,000	1,254,254
4.5% 12/1/28	5,210,000	6,159,563
CoreCivic, Inc. 4.625% 5/1/23	800,000	760,000
Corporate Office Properties LP 5% 7/1/25	3,453,000	3,771,164
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	300,000	306,000
Duke Realty LP:
3.25% 6/30/26	805,000	887,067
3.625% 4/15/23	1,382,000	1,470,044
Equity One, Inc. 3.75% 11/15/22	3,200,000	3,406,091
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	200,000	216,336
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,715,000	1,810,523
3.5% 8/1/26	1,786,000	1,965,036
Healthpeak Properties, Inc.:
3% 1/15/30	925,000	1,005,407
3.5% 7/15/29	887,000	994,758
Highwoods/Forsyth LP 3.2% 6/15/21	737,000	748,214
Hudson Pacific Properties LP 4.65% 4/1/29	10,503,000	11,844,739
Kimco Realty Corp. 1.9% 3/1/28	815,000	801,644
Lexington Corporate Properties Trust:
2.7% 9/15/30	894,000	905,147
4.4% 6/15/24	1,319,000	1,395,826
MGM Growth Properties Operating Partnership LP:
4.625% 6/15/25 (b)	65,000	68,595
5.625% 5/1/24	2,300,000	2,484,000
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 3/1/24	1,600,000	1,652,000
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	7,647,000	7,696,660
4.375% 8/1/23	6,644,000	7,149,213
4.5% 1/15/25	2,793,000	2,933,895
4.5% 4/1/27	1,500,000	1,590,152
4.75% 1/15/28	7,569,000	8,155,618
4.95% 4/1/24	1,152,000	1,233,566
5.25% 1/15/26	5,841,000	6,404,334
Realty Income Corp.:
3% 1/15/27	585,000	632,161
3.25% 1/15/31	1,177,000	1,307,905
Retail Opportunity Investments Partnership LP:
4% 12/15/24	877,000	874,424
5% 12/15/23	626,000	651,021
Retail Properties America, Inc.:
4% 3/15/25	5,663,000	5,645,316
4.75% 9/15/30	10,398,000	10,292,842
SBA Communications Corp. 4.875% 9/1/24	200,000	205,440
Simon Property Group LP:
2.45% 9/13/29	360,000	359,930
3.25% 11/30/26	1,070,000	1,174,800
3.375% 10/1/24	2,120,000	2,299,843
3.5% 9/1/25	55,000	60,469
3.75% 2/1/24	275,000	298,237
SITE Centers Corp.:
3.625% 2/1/25	2,396,000	2,452,301
4.25% 2/1/26	5,582,000	5,806,684
Store Capital Corp. 4.625% 3/15/29	2,475,000	2,638,741
The GEO Group, Inc.:
5.875% 10/15/24	65,000	51,025
6% 4/15/26	265,000	203,214
Uniti Group, Inc. 7.875% 2/15/25 (b)	350,000	369,919
Ventas Realty LP:
3% 1/15/30	10,008,000	10,104,021
3.125% 6/15/23	1,414,000	1,472,712
3.85% 4/1/27	1,050,000	1,132,981
4% 3/1/28	2,712,000	2,932,410
4.125% 1/15/26	1,628,000	1,826,952
4.75% 11/15/30	13,000,000	14,828,575
VEREIT Operating Partnership LP 3.4% 1/15/28	1,880,000	1,945,651
VICI Properties, Inc.:
3.5% 2/15/25 (b)	125,000	125,220
4.25% 12/1/26 (b)	670,000	685,075
4.625% 12/1/29 (b)	250,000	260,000
Weingarten Realty Investors 3.375% 10/15/22	472,000	482,099
Welltower, Inc. 2.7% 2/15/27	340,000	361,495
WP Carey, Inc.:
3.85% 7/15/29	1,725,000	1,854,464
4% 2/1/25	5,544,000	6,049,760
4.6% 4/1/24	7,436,000	8,171,578
		173,473,012
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,006,000	4,151,494
3.95% 11/15/27	5,608,000	5,824,994
4.1% 10/1/24	4,892,000	5,154,580
4.55% 10/1/29	1,707,000	1,820,658
CBRE Group, Inc. 4.875% 3/1/26	12,670,000	14,681,184
Essex Portfolio LP 3.875% 5/1/24	2,685,000	2,942,755
Howard Hughes Corp. 5.375% 3/15/25 (b)	400,000	404,960
Mack-Cali Realty LP:
3.15% 5/15/23	3,436,000	3,091,575
4.5% 4/18/22	644,000	618,166
Mid-America Apartments LP 4% 11/15/25	1,296,000	1,472,371
Post Apartment Homes LP 3.375% 12/1/22	1,800,000	1,883,243
Tanger Properties LP:
3.125% 9/1/26	3,497,000	3,289,798
3.75% 12/1/24	3,352,000	3,298,250
3.875% 12/1/23	1,492,000	1,485,823
3.875% 7/15/27	13,369,000	12,886,923
		63,006,774

TOTAL REAL ESTATE		236,479,786

UTILITIES - 0.5%
Electric Utilities - 0.2%
AEP Texas, Inc. 2.1% 7/1/30	100,000	102,410
AEP Transmission Co. LLC 4% 12/1/46	375,000	458,821
Alabama Power Co.:
3.75% 3/1/45	650,000	761,682
3.85% 12/1/42	700,000	829,343
4.1% 1/15/42	225,000	263,796
CenterPoint Energy Houston Electric LLC 3.95% 3/1/48	1,135,000	1,417,336
Clearway Energy Operating LLC:
4.75% 3/15/28 (b)	60,000	62,850
5% 9/15/26	520,000	545,719
Cleco Corporate Holdings LLC 3.375% 9/15/29	4,448,000	4,536,129
Commonwealth Edison Co.:
3.2% 11/15/49	165,000	181,161
3.7% 8/15/28	250,000	291,427
3.7% 3/1/45	315,000	371,975
4.35% 11/15/45	330,000	426,544
4.6% 8/15/43	1,045,000	1,359,218
Dominion Energy South Carolina:
5.1% 6/1/65	520,000	791,673
5.45% 2/1/41	35,000	48,541
DPL, Inc. 4.35% 4/15/29	1,990,000	2,180,602
DTE Electric Co.:
2.25% 3/1/30	150,000	160,444
3.75% 8/15/47	900,000	1,070,607
Duke Energy Carolinas LLC:
2.95% 12/1/26	370,000	415,326
4% 9/30/42	1,400,000	1,714,899
4.25% 12/15/41	1,450,000	1,848,972
6.1% 6/1/37	775,000	1,155,693
Duke Energy Industries, Inc. 3.25% 10/1/49	215,000	240,036
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (b)	8,875,000	9,359,547
Entergy Louisiana LLC 2.4% 10/1/26	1,070,000	1,166,997
Evergy Kansas Central 4.125% 3/1/42	655,000	793,527
Eversource Energy 1.65% 8/15/30	520,000	518,059
Exelon Corp.:
4.05% 4/15/30	2,274,000	2,680,849
4.7% 4/15/50	1,013,000	1,300,650
5.625% 6/15/35	150,000	201,051
FirstEnergy Corp.:
4.25% 3/15/23	12,580,000	13,342,973
4.85% 7/15/47	335,000	411,177
7.375% 11/15/31	9,948,000	14,065,103
Florida Power & Light Co.:
3.95% 3/1/48	1,780,000	2,271,491
5.25% 2/1/41	150,000	212,419
Fortis, Inc. 3.055% 10/4/26	301,000	328,909
Hydro-Quebec 8.05% 7/7/24	1,455,000	1,875,641
Indiana Michigan Power Co. 4.55% 3/15/46	620,000	791,404
IPALCO Enterprises, Inc. 3.7% 9/1/24	2,644,000	2,860,593
Louisville Gas & Electric Co. 5.125% 11/15/40	345,000	455,136
MidAmerican Energy Co. 3.95% 8/1/47	1,075,000	1,348,059
NextEra Energy Capital Holdings, Inc. 2.25% 6/1/30	1,140,000	1,194,114
NextEra Energy Partners LP 4.25% 9/15/24 (b)	300,000	319,500
Northern States Power Co.:
3.6% 9/15/47	20,000	23,729
6.25% 6/1/36	370,000	555,120
NRG Energy, Inc.:
5.75% 1/15/28	245,000	266,438
6.625% 1/15/27	400,000	428,080
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)	21,906	23,111
Ohio Power Co. 4% 6/1/49	680,000	828,121
Pacific Gas & Electric Co. 4.5% 7/1/40	445,000	466,773
PacifiCorp:
3.3% 3/15/51	600,000	677,581
5.25% 6/15/35	1,375,000	1,917,046
5.75% 4/1/37	900,000	1,272,271
Pattern Energy Operations LP 4.5% 8/15/28 (b)	90,000	94,725
PECO Energy Co.:
2.8% 6/15/50	360,000	378,315
3.9% 3/1/48	1,275,000	1,584,128
PG&E Corp. 5.25% 7/1/30	485,000	483,758
PPL Capital Funding, Inc. 4.7% 6/1/43	1,315,000	1,620,589
PPL Electric Utilities Corp.:
4.125% 6/15/44	450,000	550,755
4.15% 10/1/45	555,000	704,602
6.25% 5/15/39	250,000	369,881
Public Service Electric & Gas Co.:
3.6% 12/1/47	260,000	313,919
3.65% 9/1/28	685,000	803,777
3.65% 9/1/42	125,000	148,163
3.95% 5/1/42	405,000	495,968
Puget Sound Energy, Inc. 5.764% 7/15/40	285,000	388,253
Southern California Edison Co.:
3.6% 2/1/45	1,935,000	1,988,250
3.9% 12/1/41	120,000	125,910
5.55% 1/15/37	430,000	533,813
Virginia Electric & Power Co.:
6% 1/15/36	470,000	657,211
6% 5/15/37	950,000	1,354,079
Vistra Operations Co. LLC:
5% 7/31/27 (b)	195,000	206,794
5.5% 9/1/26 (b)	1,700,000	1,785,000
5.625% 2/15/27 (b)	225,000	237,938
Wisconsin Power & Light Co. 4.1% 10/15/44	240,000	287,624
Xcel Energy, Inc. 3.5% 12/1/49	1,175,000	1,325,095
		99,629,220
Gas Utilities - 0.0%
AGL Capital Corp. 4.4% 6/1/43	440,000	520,577
Atmos Energy Corp. 3.375% 9/15/49	1,145,000	1,305,915
Nakilat, Inc. 6.067% 12/31/33 (b)	666,000	851,648
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	537,764
Southwest Gas Holdings, Inc. 2.2% 6/15/30	395,000	416,182
		3,632,086
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 4.75% 6/15/46	660,000	818,256
Exelon Generation Co. LLC:
3.25% 6/1/25	350,000	385,743
5.6% 6/15/42	375,000	434,526
TerraForm Power Operating LLC 5% 1/31/28 (b)	400,000	444,454
The AES Corp.:
3.3% 7/15/25 (b)	10,697,000	11,480,502
3.95% 7/15/30 (b)	9,327,000	10,094,612
5.5% 4/15/25	40,000	41,203
		23,699,296
Multi-Utilities - 0.2%
Ameren Illinois Co.:
3.25% 3/15/50	480,000	547,962
4.15% 3/15/46	835,000	1,041,278
4.5% 3/15/49	295,000	399,654
Berkshire Hathaway Energy Co.:
3.7% 7/15/30 (b)	1,280,000	1,517,022
4.05% 4/15/25 (b)	16,081,000	18,378,360
CenterPoint Energy, Inc. 2.95% 3/1/30	25,000	27,486
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	1,030,000	1,190,326
3.95% 4/1/50	1,808,000	2,156,338
4.3% 12/1/56	300,000	369,660
Dominion Energy, Inc. 7% 6/15/38	150,000	220,683
DTE Energy Co. 3.8% 3/15/27	1,010,000	1,136,577
NiSource Finance Corp.:
4.8% 2/15/44	190,000	243,930
5.95% 6/15/41	640,000	908,580
NiSource, Inc. 2.95% 9/1/29	11,346,000	12,435,677
NorthWestern Energy Corp. 4.176% 11/15/44	260,000	305,282
Puget Energy, Inc.:
3.65% 5/15/25	324,000	346,629
4.1% 6/15/30 (b)	5,059,000	5,577,860
5.625% 7/15/22	4,555,000	4,848,541
6% 9/1/21	4,353,000	4,580,369
San Diego Gas & Electric Co.:
3.32% 4/15/50	785,000	869,668
3.6% 9/1/23	100,000	108,340
3.75% 6/1/47	710,000	836,004
Sempra Energy 4% 2/1/48	390,000	451,806
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3926% 5/15/67 (a)(e)	1,012,000	835,872
		59,333,904
Water Utilities - 0.0%
American Water Capital Corp. 3.45% 5/1/50	285,000	323,205

TOTAL UTILITIES		186,617,711

TOTAL NONCONVERTIBLE BONDS
(Cost $3,451,489,619)		3,776,507,737

U.S. Government and Government Agency Obligations - 4.1%
U.S. Government Agency Obligations - 0.0%
Fannie Mae:
0.5% 6/17/25	$1,530,000	$1,533,833
0.625% 4/22/25	1,625,000	1,639,140
0.875% 8/5/30	705,000	694,927
1.625% 10/15/24	3,505,000	3,685,315
1.625% 1/7/25	705,000	744,408
1.875% 9/24/26	495,000	533,991
2% 10/5/22	635,000	659,104
2.5% 2/5/24	665,000	716,123
2.875% 10/30/20	765,000	768,465
2.875% 9/12/23	670,000	723,510
6.25% 5/15/29	255,000	367,879
6.625% 11/15/30	670,000	1,027,729
Federal Home Loan Bank:
2.625% 10/1/20	165,000	165,338
3% 10/12/21	1,165,000	1,202,070
3.25% 11/16/28	1,815,000	2,164,669
Freddie Mac:
0.375% 4/20/23	885,000	889,111
0.375% 5/5/23	3,065,000	3,072,611
6.25% 7/15/32	40,000	62,520
6.75% 9/15/29	255,000	383,034
Tennessee Valley Authority:
0.75% 5/15/25	845,000	857,967
2.875% 2/1/27	1,320,000	1,487,098
5.25% 9/15/39	150,000	226,985
7.125% 5/1/30	460,000	712,425

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		24,318,252

U.S. Treasury Obligations - 4.1%
U.S. Treasury Bonds:
1.25% 5/15/50	291,815,000	275,218,022
1.375% 8/15/50	21,000,000	20,448,750
2% 2/15/50	130,101,000	146,424,610
3% 2/15/47	3,900,000	5,238,645
3.125% 2/15/43	32,085,000	43,196,938
3.625% 8/15/43	43,790,000	63,439,052
3.75% 11/15/43	4,225,000	6,233,525
6.25% 8/15/23	11,080,000	13,076,564
stripped coupon:
0% 2/15/29	2,800,000	2,630,614
0% 11/15/36	1,975,000	1,607,530
0% 5/15/39	5,425,000	4,197,529
0% 8/15/39	8,745,000	6,736,925
0% 2/15/41	590,000	440,300
0% 11/15/41	850,000	623,410
0% 5/15/42	2,635,000	1,906,230
0% 8/15/42	490,000	354,675
0% 11/15/42	1,280,000	915,172
U.S. Treasury Notes:
0.125% 6/30/22	309,500,000	309,403,281
0.125% 8/15/23	13,575,000	13,564,395
0.25% 8/31/25	11,850,000	11,837,965
0.375% 4/30/25	2,570,000	2,584,155
0.5% 3/15/23	36,595,000	36,928,072
0.5% 8/31/27	5,720,000	5,722,681
0.625% 8/15/30	78,102,000	77,455,218
1.125% 2/28/22	133,945,000	135,896,620
1.375% 5/31/21	11,033,000	11,133,848
1.375% 2/15/23	7,940,000	8,180,371
1.5% 1/31/22	1,450,000	1,477,527
1.625% 11/15/22	65,350,000	67,484,086
1.625% 4/30/23	21,075,000	21,904,005
1.75% 9/30/22	16,995,000	17,566,590
1.875% 4/30/22	38,045,000	39,137,308
1.875% 9/30/22	1,213,000	1,256,924
2% 10/31/22	32,840,000	34,160,014
2% 2/15/25	10,415,000	11,225,010
2% 8/15/25	8,280,000	8,981,536
2.125% 9/30/21	53,070,000	54,193,592
2.125% 6/30/22	20,330,000	21,063,786
2.125% 7/31/24	41,955,000	45,095,070
2.125% 5/15/25	41,210,000	44,794,948
2.25% 11/15/27	1,220,000	1,370,689
2.875% 11/15/21	17,335,000	17,903,805
2.875% 5/15/28	64,280,000	75,554,109
3.125% 11/15/28	3,500,000	4,210,664

TOTAL U.S. TREASURY OBLIGATIONS		1,672,774,760

Other Government Related - 0.0%
Private Export Funding Corp. Secured 3.55% 1/15/24	755,000	820,379
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,672,129,319)		1,697,913,391

U.S. Government Agency - Mortgage Securities - 7.4%
Fannie Mae - 2.5%
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (a)(e)	4,086	4,280
12 month U.S. LIBOR + 1.820% 3.825% 2/1/35 (a)(e)	79,741	84,078
12 month U.S. LIBOR + 1.950% 2.805% 7/1/37 (a)(e)	8,560	9,041
2% 8/1/31	1,168,175	1,220,710
2.5% 6/1/28 to 10/1/46	49,727,875	52,542,591
3% 2/1/27 to 9/1/50 (f)(g)(h)	339,058,258	360,962,197
3.5% 9/1/26 to 5/1/50 (f)(g)(i)	265,235,412	284,773,519
4% 5/1/29 to 11/1/49	167,239,574	182,342,668
4.5% 6/1/24 to 9/1/49	68,149,262	75,371,503
5% 10/1/21 to 2/1/49	43,324,744	49,241,640
5.249% 8/1/41 (a)	352,259	397,464
5.5% 11/1/36 to 1/1/40	2,254,572	2,645,247
6% to 6% 3/1/22 to 1/1/42 (f)	14,010,181	16,658,094
6.5% 2/1/36	1,387	1,645
6.567% 2/1/39 (a)	290,550	320,082

TOTAL FANNIE MAE		1,026,574,759

Freddie Mac - 1.6%
6 month U.S. LIBOR + 2.680% 4.001% 10/1/35 (a)(e)	4,263	4,454
2% 1/1/32	1,906,380	1,992,510
2.5% 3/1/28 to 7/1/50	29,251,377	30,990,796
3% 10/1/28 to 6/1/50 (h)	113,525,494	120,867,785
3.5% 8/1/26 to 4/1/50	279,619,728	300,770,441
3.5% 8/1/47	10,191,244	10,957,509
4% 6/1/33 to 6/1/48	109,927,360	119,859,104
4.5% 7/1/25 to 12/1/48	39,456,967	43,427,971
5% 10/1/33 to 12/1/47	6,715,385	7,679,741
6% 7/1/37 to 9/1/38	169,283	203,172
6.5% 9/1/39	494,059	591,495

TOTAL FREDDIE MAC		637,344,978

Ginnie Mae - 1.4%
3.5% 9/20/40 to 12/20/49	111,534,214	120,862,722
4.5% 5/15/39 to 3/20/49	63,283,310	69,675,519
5.5% 6/15/36 to 3/20/41	210,778	245,805
2.5% 12/20/46	926,137	984,332
2.5% 9/1/50 (c)	3,500,000	3,688,514
2.5% 9/1/50 (c)	5,000,000	5,269,306
2.5% 9/1/50 (c)	17,900,000	18,864,114
2.5% 9/1/50 (c)	15,300,000	16,124,075
2.5% 9/1/50 (c)	1,850,000	1,949,643
2.5% 9/1/50 (c)	1,950,000	2,055,029
2.5% 9/1/50 (c)	1,550,000	1,633,485
2.5% 9/1/50 (c)	1,650,000	1,738,871
3% 8/20/42 to 8/20/50	45,712,882	48,644,983
3% 9/1/50 (c)	3,500,000	3,686,244
3% 9/1/50 (c)	3,550,000	3,738,904
3% 9/1/50 (c)	9,300,000	9,794,876
3% 9/1/50 (c)	7,400,000	7,793,773
3% 9/1/50 (c)	22,300,000	23,486,639
4% 5/20/40 to 5/20/49	202,764,685	219,916,569
5% 6/20/34 to 6/20/48	26,015,688	28,881,678

TOTAL GINNIE MAE		589,035,081

Uniform Mortgage Backed Securities - 1.9%
2% 9/1/35 (c)	5,650,000	5,879,665
2% 9/1/35 (c)	5,650,000	5,879,665
2% 9/1/35 (c)	7,200,000	7,492,670
2% 9/1/35 (c)	7,200,000	7,492,670
2% 9/1/35 (c)	9,100,000	9,469,902
2% 9/1/50 (c)	7,500,000	7,732,480
2% 9/1/50 (c)	4,900,000	5,051,887
2% 9/1/50 (c)	4,900,000	5,051,887
2% 9/1/50 (c)	2,500,000	2,577,493
2% 9/1/50 (c)	2,500,000	2,577,493
2% 9/1/50 (c)	2,000,000	2,061,995
2% 9/1/50 (c)	3,500,000	3,608,491
2% 9/1/50 (c)	3,500,000	3,608,491
2% 9/1/50 (c)	2,000,000	2,061,995
2% 9/1/50 (c)	17,000,000	17,526,954
2% 9/1/50 (c)	10,600,000	10,928,571
2% 9/1/50 (c)	10,000,000	10,309,973
2% 9/1/50 (c)	1,500,000	1,546,496
2% 9/1/50 (c)	4,000,000	4,123,989
2% 9/1/50 (c)	10,500,000	10,825,472
2% 9/1/50 (c)	27,400,000	28,249,326
2% 9/1/50 (c)	11,300,000	11,650,269
2% 9/1/50 (c)	4,400,000	4,536,388
2% 10/1/50 (c)	8,500,000	8,743,555
2% 10/1/50 (c)	1,500,000	1,542,980
2% 10/1/50 (c)	6,000,000	6,171,921
2.5% 9/1/50 (c)	5,650,000	5,947,286
2.5% 9/1/50 (c)	5,650,000	5,947,286
2.5% 9/1/50 (c)	5,800,000	6,105,179
2.5% 9/1/50 (c)	5,800,000	6,105,179
2.5% 9/1/50 (c)	17,000,000	17,894,489
2.5% 9/1/50 (c)	2,500,000	2,631,543
2.5% 9/1/50 (c)	30,000,000	31,578,510
2.5% 9/1/50 (c)	17,600,000	18,526,059
2.5% 9/1/50 (c)	11,600,000	12,210,357
2.5% 9/1/50 (c)	14,900,000	15,683,993
3% 9/1/50 (c)	3,500,000	3,691,267
3% 9/1/50 (c)	28,600,000	30,162,921
3% 9/1/50 (c)	14,100,000	14,870,531
3% 9/1/50 (c)	3,500,000	3,691,267
3% 9/1/50 (c)	12,100,000	12,761,236
3% 9/1/50 (c)	7,700,000	8,120,787
3% 9/1/50 (c)	4,450,000	4,693,182
3% 9/1/50 (c)	1,250,000	1,318,310
3% 9/1/50 (c)	1,150,000	1,212,845
3% 9/1/50 (c)	2,050,000	2,162,028
3% 9/1/50 (c)	17,250,000	18,192,671
3% 9/1/50 (c)	16,400,000	17,296,221
3% 9/1/50 (c)	1,500,000	1,581,971
3% 9/1/50 (c)	8,900,000	9,386,364
3% 9/1/50 (c)	2,000,000	2,109,295
3% 9/1/50 (c)	8,650,000	9,122,702
3% 9/1/50 (c)	8,450,000	8,911,772
3% 9/1/50 (c)	8,250,000	8,700,843
3% 9/1/50 (c)	8,050,000	8,489,913
3% 9/1/50 (c)	21,700,000	22,885,853
3% 9/1/50 (c)	17,550,000	18,509,065
3% 9/1/50 (c)	8,850,000	9,333,631
3% 9/1/50 (c)	18,100,000	19,089,122
3% 9/1/50 (c)	9,300,000	9,808,223
3% 9/1/50 (c)	9,300,000	9,808,223
3% 10/1/50 (c)	1,450,000	1,526,845
3% 10/1/50 (c)	1,450,000	1,526,845
3% 10/1/50 (c)	2,450,000	2,579,841
3% 10/1/50 (c)	2,450,000	2,579,841
3% 10/1/50 (c)	43,000,000	45,278,850
3% 10/1/50 (c)	33,300,000	35,064,783
3% 10/1/50 (c)	1,900,000	2,000,693
3% 10/1/50 (c)	3,600,000	3,790,787
3% 10/1/50 (c)	2,050,000	2,158,643
3% 10/1/50 (c)	1,150,000	1,210,946
3.5% 9/1/50 (c)	7,400,000	7,804,980
3.5% 9/1/50 (c)	7,000,000	7,383,089
3.5% 9/1/50 (c)	33,400,000	35,227,882
3.5% 9/1/50 (c)	23,000,000	24,258,721
3.5% 9/1/50 (c)	8,000,000	8,437,816
3.5% 9/1/50 (c)	2,500,000	2,636,818
3.5% 9/1/50 (c)	2,600,000	2,742,290
3.5% 9/1/50 (c)	1,400,000	1,476,618
3.5% 10/1/50 (c)	4,500,000	4,749,787
3.5% 10/1/50 (c)	8,000,000	8,444,066
3.5% 10/1/50 (c)	15,300,000	16,149,275
3.5% 10/1/50 (c)	9,600,000	10,132,879

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		792,405,097

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,965,772,940)		3,045,359,915

Asset-Backed Securities - 1.2%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	$3,062,458	$2,781,229
Series 2019-1 Class A, 3.844% 5/15/39 (b)	5,147,978	4,679,267
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	8,036,113	7,263,010
Class B, 4.458% 10/16/39 (b)	1,459,063	1,010,883
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5778% 7/22/32 (a)(b)(e)	10,856,000	10,760,044
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.6018% 1/20/33 (a)(b)(e)	3,880,000	3,875,134
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	3,788,648	3,389,311
Class B, 4.335% 1/16/40 (b)	609,253	421,294
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.595% 10/15/32 (a)(b)(e)	7,102,000	7,081,880
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 2.0741% 4/15/31 (a)(b)(e)	6,330,000	6,335,767
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 1.475% 1/15/29 (a)(b)(e)	9,133,000	9,073,590
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.5229% 4/17/33 (a)(b)(e)	15,169,000	14,976,642
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 0.5351% 10/25/35 (a)(e)	1,045,224	1,016,303
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.6029% 1/17/33 (a)(b)(e)	3,340,000	3,337,194
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	8,503,864	7,200,428
Class AA, 2.487% 12/16/41 (a)(b)	1,525,406	1,426,292
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.265% 4/15/29 (a)(b)(e)	8,338,000	8,248,833
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (b)	1,048,639	1,053,856
Class A3, 2.3% 9/15/23 (b)	2,936,000	2,972,468
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (b)	6,739,316	6,810,665
Series 2020-HB3 Class A, 2.8115% 5/25/30 (a)(b)	479,724	482,865
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	7,709,316	6,988,985
Class B, 5.095% 4/15/39 (b)	3,409,346	2,423,928
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)	7,335,809	6,835,905
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.6118% 10/20/32 (a)(b)(e)	5,957,000	5,915,087
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.596% 5/29/32 (a)(b)(e)	4,370,000	4,362,899
CEDF Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.3618% 10/20/28 (a)(b)(e)	1,430,000	1,423,504
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.9194% 7/20/31 (a)(b)(e)	6,998,000	6,998,000
Chase Issuance Trust Series 2012-A7 Class A7, 2.16% 9/15/24	800,000	830,126
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.5251% 10/25/37 (a)(b)(e)	2,325,643	2,328,109
Citibank Credit Card Issuance Trust:
Series 2018-A3 Class A3, 3.29% 5/23/25	700,000	755,116
Series 2018-A6 Class A6, 3.21% 12/7/24	2,400,000	2,553,605
Series 2018-A7 Class A7, 3.96% 10/13/30	2,100,000	2,562,314
CNH Equipment Trust Series 2019-C Class A2, 1.99% 3/15/23	3,271,777	3,295,782
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (b)	890,580	891,986
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (b)	3,142,287	3,166,167
Series 2019-HP1 Class A, 2.59% 12/15/26 (b)	6,471,665	6,527,236
Series 2019-P1 Class A, 2.94% 7/15/26 (b)	1,873,361	1,885,200
CPS Auto Receivables Trust Series 2019-D Class A, 2.17% 12/15/22 (b)	864,746	869,388
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)	4,217,850	4,338,987
Class A2II, 4.03% 11/20/47 (b)	7,129,200	7,565,792
Dell Equipment Finance Trust Series 2019-2 Class A3, 1.91% 10/22/24 (b)	6,242,000	6,327,867
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (b)	2,600,000	2,650,489
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.585% 7/15/32 (a)(b)(e)	5,220,000	5,208,198
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.475% 7/15/30 (a)(b)(e)	3,230,000	3,205,252
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.6018% 10/20/32 (a)(b)(e)	7,395,000	7,389,084
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 1.555% 4/15/29 (a)(b)(e)	10,300,000	10,270,573
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.6101% 5/15/32 (a)(b)(e)	7,149,000	7,133,108
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.447% 4/17/33 (a)(b)(e)	5,400,000	5,347,031
Enterprise Fleet Financing LLC Series 2019-3 Class A2, 2.06% 5/20/25 (b)	9,179,565	9,308,626
Exeter Automobile Receivables Trust Series 2019-4A Class A, 2.18% 1/17/23 (b)	2,111,111	2,121,253
Flagship Credit Auto Trust Series 2019-4 Class A, 2.17% 6/17/24 (b)	1,683,220	1,710,026
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.6001% 11/16/32 (a)(b)(e)	7,901,000	7,878,490
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	5,435,000	6,128,532
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 0.8054% 4/10/31 (a)(b)(e)	545,493	545,323
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	3,625,986	3,419,358
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	4,418,295	4,088,033
JPMorgan Mtg Acquisition Corp. Series 2005-FRE1 Class A2V3, 1 month U.S. LIBOR + 0.330% 0.5051% 10/25/35 (a)(e)	422,127	421,255
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	6,383,000	6,467,589
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.4918% 1/20/29 (a)(b)(e)	3,469,000	3,456,682
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.575% 7/15/32 (a)(b)(e)	8,529,000	8,497,067
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.9184% 7/15/31 (a)(b)(e)	7,030,000	7,043,245
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.605% 10/15/32 (a)(b)(e)	3,846,000	3,837,127
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 1.5518% 4/20/30 (a)(b)(e)	7,784,000	7,756,608
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.605% 1/15/33 (a)(b)(e)	17,576,000	17,553,960
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (b)	2,912,828	2,936,384
Series 2020-1A Class A, 2.24% 3/15/30 (b)	1,888,951	1,903,419
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	3,262,769	3,486,731
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.3418% 10/20/30 (a)(b)(e)	8,353,000	8,243,509
Mortgage Repurchase Agreement Financing Trust Series 2020-2 Class A1, 1 month U.S. LIBOR + 1.750% 1.9054% 5/29/22 (a)(b)(e)	15,800,000	15,800,641
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (b)	398,797	399,039
Series 2018-3A Class A 3.5545% 11/25/28 (b)	2,125,697	2,126,891
Series 2019-1A Class A, 2.6513% 6/25/29 (b)	2,014,798	2,021,103
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6851% 9/25/35 (a)(e)	45,291	45,093
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5729% 7/17/32 (a)(b)(e)	8,530,000	8,506,594
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (b)	6,123,230	5,748,060
Prosper Marketplace Issuance Trust:
Series 2019-3A Class A, 3.19% 7/15/25 (b)	2,520,860	2,533,263
Series 2019-4A Class A, 2.48% 2/17/26 (b)	1,531,812	1,538,170
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (b)	218,634	219,300
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	7,182,601	6,390,132
Class B, 4.335% 3/15/40 (b)	665,815	444,637
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	8,004,000	8,364,171
1.884% 7/15/50 (b)	2,753,000	2,799,270
2.328% 7/15/52 (b)	2,105,000	2,137,978
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (b)	5,507,295	5,569,431
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 3.286% 5/1/28 (a)(b)(e)	11,226,000	11,282,130
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2718% 1/20/29 (a)(b)(e)	5,538,000	5,484,719
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0351% 9/25/34 (a)(e)	3,983	3,669
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	9,813,778	9,032,911
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	10,023,198	9,274,094
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (b)	6,011,336	6,464,389
Series 2018-6 Class A1A, 3.75% 3/25/58 (b)	5,023,594	5,293,184
Series 2019-1 Class A1, 3.75% 3/25/58 (b)	2,474,048	2,678,045
Series 2019-MH1 Class A1, 3% 11/25/58 (b)	1,806,406	1,842,933
Upgrade Receivables Trust Series 2019-2A Class A, 2.77% 10/15/25 (b)	2,206,523	2,213,331
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.625% 4/15/32 (a)(b)(e)	8,662,000	8,630,375
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 2.0027% 7/16/31 (a)(b)(e)	8,112,000	8,142,444
Voya CLO Ltd.:
Series 2017-1A Class A1, 3 month U.S. LIBOR + 1.250% 1.5229% 4/17/30 (a)(b)(e)	2,826,000	2,815,275
Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.5418% 7/20/32 (a)(b)(e)	8,868,000	8,856,880
Voya CLO Ltd./Voya CLO LLC Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.6% 7/19/31 (a)(b)(e)	6,400,000	6,402,816
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22	1,355,000	1,368,254
TOTAL ASSET-BACKED SECURITIES
(Cost $490,826,055)		485,479,112

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.2%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 0.3116% 6/27/36 (a)(b)(e)	289,912	288,284
BCAP LLC Trust sequential payer:
Series 2010-RR2 Class 5A2, 5% 12/26/36 (b)	334,127	328,734
Series 2012-RR5 Class 8A5, 0.5868% 7/26/36 (a)(b)	64,784	63,631
Citigroup Mortgage Loan Trust sequential payer Series 2009-5 Class 5A1, 3.7542% 1/25/37 (a)(b)	29,593	29,446
CSMC floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.4828% 5/27/37 (a)(b)(e)	522,149	492,235
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	114,697	114,596
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.7% 8/25/60 (a)(b)(e)	3,951,895	3,945,454
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 0.695% 10/15/54 (a)(b)(e)	3,979,514	3,981,378
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 1.128% 12/22/69 (a)(b)(e)	3,562,300	3,571,194
Series 2019-2A Class 1A, 2.71% 12/22/69 (b)	5,800,000	5,880,361
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.4054% 1/23/23 (a)(b)(e)	3,508,000	3,506,821
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.5258% 4/23/23 (a)(b)(e)	16,662,000	16,662,766
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (b)	2,751,405	2,746,573
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	2,302,941	2,386,052
New Residential Mtg Ln Trust 2020 3.5% 10/25/59 (b)	3,747,755	3,937,701
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 0.655% 7/15/58 (a)(b)(e)	3,829,000	3,828,634
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.825% 7/15/58 (a)(b)(e)	5,256,000	5,251,454
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (b)	2,565,427	2,605,782
RMF Buyout Issuance Trust sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (b)	11,015,077	11,024,792
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.3048% 7/20/34 (a)(e)	1,424	1,354
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.8414% 1/21/70 (a)(b)(e)	3,484,080	3,484,270
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.8151% 9/25/43 (a)(e)	2,157,814	2,051,823

TOTAL PRIVATE SPONSOR		76,183,335

U.S. Government Agency - 0.2%
Fannie Mae:
planned amortization class Series 2012-149:
Class DA, 1.75% 1/25/43	1,103,126	1,137,691
Class GA, 1.75% 6/25/42	1,182,249	1,217,203
Series 2005-79 Class ZC, 5.9% 9/25/35	277,638	317,536
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 6.3699% 8/25/37 (a)(j)(k)	1,001,587	233,440
Series 2010-135 Class ZA, 4.5% 12/25/40	918,091	1,004,351
Series 2010-150 Class ZC, 4.75% 1/25/41	924,175	1,033,830
Series 2010-95 Class ZC, 5% 9/25/40	2,000,779	2,264,234
Series 2011-4 Class PZ, 5% 2/25/41	414,496	471,426
Series 2012-100 Class WI, 3% 9/25/27 (j)	572,391	35,698
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.4749% 12/25/30 (a)(j)(k)	187,319	12,642
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3749% 6/25/41 (a)(j)(k)	233,866	19,458
Series 2013-133 Class IB, 3% 4/25/32 (j)	391,664	12,841
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8749% 1/25/44 (a)(j)(k)	220,387	34,861
Series 2013-44 Class DJ, 1.85% 5/25/33	11,581,809	11,834,474
Series 2013-51 Class GI, 3% 10/25/32 (j)	767,623	55,222
Series 2015-42 Class IL, 6% 6/25/45 (j)	1,009,004	205,997
Series 2015-70 Class JC, 3% 10/25/45	820,440	874,798
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	557,040	108,555
Freddie Mac:
planned amortization class Series 4135 Class AB, 1.75% 6/15/42	889,655	915,743
sequential payer Series 3871 Class KB, 5.5% 6/15/41	687,496	822,470
Series 2017-4683 Class LM, 3% 5/15/47	1,149,179	1,218,077
Series 2933 Class ZM, 5.75% 2/15/35	539,172	640,788
Series 2996 Class ZD, 5.5% 6/15/35	377,705	449,087
Series 3237 Class C, 5.5% 11/15/36	523,816	609,578
Series 3955 Class YI, 3% 11/15/21 (j)	39,569	502
Series 3980 Class EP, 5% 1/15/42	3,098,694	3,567,549
Series 4055 Class BI, 3.5% 5/15/31 (j)	348,436	12,904
Series 4149 Class IO, 3% 1/15/33 (j)	380,486	37,012
Series 4314 Class AI, 5% 3/15/34 (j)	114,273	8,114
Series 4427 Class LI, 3.5% 2/15/34 (j)	677,279	36,404
Series 4471 Class PA 4% 12/15/40	543,111	581,963
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	872,911	965,210
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	2,899,012	3,169,824
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.5438% 12/20/60 (a)(e)(l)	1,010,388	1,007,965
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.7138% 9/20/61 (a)(e)(l)	4,370,764	4,379,681
Series 2012-H18 Class NA, 1 month U.S. LIBOR + 0.520% 0.6838% 8/20/62 (a)(e)(l)	847,808	848,880
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.8138% 5/20/61 (a)(e)(l)	10,462	10,508
Series 2013-H19 Class FC, 1 month U.S. LIBOR + 0.600% 0.7638% 8/20/63 (a)(e)(l)	2,821,195	2,827,034
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.684% 12/20/40 (a)(k)	1,023,449	1,228,446
Series 2016-69 Class WA, 3% 2/20/46	666,263	708,250
Series 2017-134 Class BA, 2.5% 11/20/46	1,295,519	1,358,096
sequential payer:
Series 2010-160 Class DY, 4% 12/20/40	2,103,876	2,323,314
Series 2010-170 Class B, 4% 12/20/40	469,380	518,428
Series 2017-139 Class BA, 3% 9/20/47	6,646,876	7,130,710
Series 2010-116 Class QB, 4% 9/16/40	3,385,674	3,672,520
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.7881% 2/16/40 (a)(j)(k)	521,524	97,974
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.942% 7/20/41 (a)(j)(k)	154,418	27,404
Series 2013-149 Class MA, 2.5% 5/20/40	2,457,279	2,568,170
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	175,041	176,314
Series 2015-H17 Class HA, 2.5% 5/20/65 (l)	167,099	167,346
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.52% 8/20/66 (a)(e)(l)	3,118,907	3,088,011

TOTAL U.S. GOVERNMENT AGENCY		66,048,533

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $139,998,532)		142,231,868

Commercial Mortgage Securities - 1.2%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	6,500,000	6,554,968
Class ANM, 3.112% 11/5/32 (b)	4,963,000	4,838,471
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	1,113,000	996,879
Class CNM, 3.8425% 11/5/32 (a)(b)	461,000	389,554
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	3,500,000	4,013,505
Series 2019-BN21:
Class A4, 2.6% 10/17/52	4,400,000	4,694,695
Class A5, 2.851% 10/17/52	838,000	927,652
Series 2019-BN24 Class A3, 2.96% 11/15/62	2,500,000	2,791,790
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.400% 0.5751% 11/25/35 (a)(b)(e)	22,012	20,781
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 0.5651% 1/25/36 (a)(b)(e)	57,589	54,126
Class M1, 1 month U.S. LIBOR + 0.450% 0.6251% 1/25/36 (a)(b)(e)	18,588	17,356
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.270% 0.4451% 12/25/36 (a)(b)(e)	138,872	125,741
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.4451% 3/25/37 (a)(b)(e)	34,604	32,422
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.4451% 7/25/37 (a)(b)(e)	100,003	92,873
Class A2, 1 month U.S. LIBOR + 0.320% 0.4951% 7/25/37 (a)(b)(e)	93,629	84,630
Class M1, 1 month U.S. LIBOR + 0.370% 0.5451% 7/25/37 (a)(b)(e)	31,869	24,100
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.4651% 7/25/37 (a)(b)(e)	35,281	30,856
Class M1, 1 month U.S. LIBOR + 0.310% 0.4851% 7/25/37 (a)(b)(e)	18,697	15,335
Class M2, 1 month U.S. LIBOR + 0.340% 0.5151% 7/25/37 (a)(b)(e)	19,998	16,089
Class M3, 1 month U.S. LIBOR + 0.370% 0.5451% 7/25/37 (a)(b)(e)	32,029	27,065
Class M4, 1 month U.S. LIBOR + 0.500% 0.6751% 7/25/37 (a)(b)(e)	50,563	42,262
Class M5, 1 month U.S. LIBOR + 0.600% 0.7751% 7/25/37 (a)(b)(e)	21,169	15,140
BBCMS Mortgage Trust sequential payer Series 2019-C4 Class A4, 2.661% 8/15/52	4,000,000	4,322,951
Benchmark Commercial Mortgage Trust Series 2018-B3 Class A3, 3.746% 4/10/51	1,700,000	1,871,444
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	949,000	1,120,823
Series 2019-B10 Class A4, 3.717% 3/15/62	1,673,000	1,946,222
Series 2019-B11 Class A5, 3.5421% 5/15/52	5,500,000	6,330,504
Series 2019-B13 Class A4, 2.952% 8/15/57	9,824,000	10,923,842
Series 2019-B14 Class A5, 3.0486% 12/15/62	1,305,000	1,462,659
Series 2020-B17 Class A5, 2.289% 3/15/53	1,800,000	1,908,441
Series 2019-B12 Class XA, 1.2043% 8/15/52 (a)(j)	40,087,983	2,719,990
Series 2019-B14 Class XA, 0.915% 12/15/62 (a)(j)	22,938,576	1,206,443
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.1619% 12/15/36 (a)(b)(e)	4,446,930	4,424,662
Class C, 1 month U.S. LIBOR + 1.120% 1.2819% 12/15/36 (a)(b)(e)	3,685,627	3,657,944
Class D, 1 month U.S. LIBOR + 1.250% 1.4119% 12/15/36 (a)(b)(e)	5,094,337	5,024,178
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.0379% 11/15/32 (a)(b)(e)	1,900,000	1,883,345
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9619% 12/15/36 (a)(b)(e)	10,602,296	10,565,848
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.2495% 9/15/37 (a)(b)(e)	3,889,969	3,551,531
Class B, 1 month U.S. LIBOR + 1.320% 1.4869% 9/15/37 (a)(b)(e)	4,446,198	3,960,286
Class D, 1 month U.S. LIBOR + 2.620% 2.7869% 9/15/37 (a)(b)(e)	2,530,703	1,860,698
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 1.0619% 11/15/35 (a)(b)(e)	910,000	905,439
Class F, 1 month U.S. LIBOR + 1.800% 1.9619% 11/15/35 (a)(b)(e)	2,713,900	2,688,400
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.4619% 4/15/34 (a)(b)(e)	4,464,000	4,195,913
Class C, 1 month U.S. LIBOR + 1.600% 1.7619% 4/15/34 (a)(b)(e)	2,952,000	2,715,625
Class D, 1 month U.S. LIBOR + 1.900% 2.0619% 4/15/34 (a)(b)(e)	3,099,000	2,819,836
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.2419% 10/15/36 (a)(b)(e)	3,807,634	3,790,950
Class C, 1 month U.S. LIBOR + 1.250% 1.4119% 10/15/36 (a)(b)(e)	4,787,309	4,757,573
Class D, 1 month U.S. LIBOR + 1.450% 1.6119% 10/15/36 (a)(b)(e)	6,779,885	6,758,990
Class E, 1 month U.S. LIBOR + 1.800% 1.9619% 10/15/36 (a)(b)(e)	9,527,153	9,451,155
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.7619% 12/15/36 (a)(b)(e)	4,672,723	4,605,435
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1619% 4/15/34 (a)(b)(e)	8,070,000	7,746,884
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.0819% 10/15/36 (a)(b)(e)	20,409,903	20,385,434
CD Commercial Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/50	2,500,000	2,659,715
CF Hippolyta Issuer LLC sequential payer Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	16,694,000	16,939,110
Class A2, 1.99% 7/15/60 (b)	7,429,803	7,563,113
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1119% 11/15/36 (a)(b)(e)	3,687,000	3,650,070
Class B, 1 month U.S. LIBOR + 1.250% 1.4119% 11/15/36 (a)(b)(e)	1,400,000	1,364,940
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.2819% 6/15/34 (a)(b)(e)	13,996,602	13,324,863
Class B, 1 month U.S. LIBOR + 1.500% 1.6619% 6/15/34 (a)(b)(e)	2,109,895	1,987,750
Class C, 1 month U.S. LIBOR + 1.750% 1.9119% 6/15/34 (a)(b)(e)	2,383,714	2,222,138
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC37 Class A3, 3.05% 4/10/49	4,000,000	4,254,218
Series 2015-GC29 Class XA, 1.1844% 4/10/48 (a)(j)	30,908,711	1,262,451
Series 2015-GC33 Class XA, 1.0412% 9/10/58 (a)(j)	18,808,957	696,195
Series 2016-C2 Class A3, 2.575% 8/10/49	2,800,000	2,983,044
Series 2016-GC36 Class A4, 3.349% 2/10/49	2,500,000	2,749,298
Series 2016-P6 Class XA, 0.9245% 12/10/49 (a)(j)	17,304,294	496,204
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	1,700,000	1,779,431
Series 2014-CR18 Class A5, 3.828% 7/15/47	1,610,000	1,760,276
Series 2015-DC1 Class A5, 3.35% 2/10/48	3,800,000	4,098,699
Series 2019-GC44 Class A5, 2.95% 8/15/57	4,300,000	4,785,358
Series 2014-CR17 Class XA, 1.1317% 5/10/47 (a)(j)	18,727,023	526,074
Series 2014-CR20 Class XA, 1.1745% 11/10/47 (a)(j)	17,998,454	631,553
Series 2014-LC17 Class XA, 0.8771% 10/10/47 (a)(j)	40,389,967	942,181
Series 2014-UBS6:
Class A5, 3.644% 12/10/47	3,900,000	4,243,121
Class XA, 1.0375% 12/10/47 (a)(j)	10,949,170	325,207
Series 2015-CR23 Class A3, 3.23% 5/10/48	2,500,000	2,710,392
Series 2015-CR24 Class A4, 3.432% 8/10/48	1,449,364	1,589,125
Series 2015-PC1 Class A4, 3.62% 7/10/50	1,900,000	2,035,191
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 1.0419% 12/15/31 (a)(b)(e)	2,583,000	2,562,790
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.1419% 5/15/36 (a)(b)(e)	17,800,000	17,832,700
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,253,000	2,321,503
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	5,237,000	5,136,463
Class B, 4.5349% 4/15/36 (b)	1,543,000	1,481,878
Class C, 4.9414% 4/15/36 (a)(b)	1,033,000	939,119
Class D, 4.9414% 4/15/36 (a)(b)	2,066,000	1,680,544
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A4, 3.21% 11/15/49	3,271,887	3,531,807
DBUBS Mortgage Trust Series 2011-LC3A Class C, 5.5128% 8/10/44 (a)(b)	3,400,000	3,410,321
Eaton Vance CLO, Ltd. floater Series 2020-1A Class A, 1.65% 10/15/30 (b)	6,500,000	6,498,725
Fannie Mae Series 2017-M1 Class A2, 2.4966% 10/25/26 (a)	2,300,000	2,475,560
Freddie Mac:
sequential payer:
Series 2017-K069 Class AM, 3.248% 9/25/27	1,750,000	1,997,961
Series 2018-K083 Class AM, 4.03% 10/25/28	1,150,000	1,402,937
Series K076 Class AM, 3.9% 4/25/28	2,125,000	2,544,811
Series K077 Class AM, 3.85% 5/25/28	660,000	791,692
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.287% 8/15/37 (a)(b)(e)	4,400,000	4,408,547
Class B, 1 month U.S. LIBOR + 1.350% 1.517% 8/15/37 (a)(b)(e)	930,000	932,016
Class C, 1 month U.S. LIBOR + 1.600% 1.767% 8/15/37 (a)(b)(e)	500,000	501,238
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.6119% 9/15/31 (a)(b)(e)	17,575,000	16,397,616
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2519% 10/15/31 (a)(b)(e)	4,013,000	3,941,437
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)	6,867,000	7,028,646
Series 2015-GC30 Class A3, 3.119% 5/10/50	1,972,846	2,092,351
Series 2015-GC34 Class XA, 1.4026% 10/10/48 (a)(j)	5,799,012	290,183
Series 2019-GC40 Class A3, 2.904% 7/10/52	2,000,000	2,202,451
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14 Class A/S, 4.4093% 8/15/46	3,088,000	3,314,530
Series 2014-C19 Class XA, 0.901% 4/15/47 (a)(j)	3,447,288	59,082
Series 2015-C30 Class A4, 3.5508% 7/15/48	1,900,000	2,083,721
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2012-CBX Class A4, 3.4834% 6/15/45	1,664,801	1,701,452
Series 2012-CBX Class A/S, 4.2707% 6/15/45	1,177,000	1,229,379
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (b)	750,000	765,796
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.1619% 9/15/29 (a)(b)(e)	6,300,000	6,144,362
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	2,700,000	2,852,208
Class CFX, 4.9498% 7/5/33 (b)	919,000	918,820
Class DFX, 5.3503% 7/5/33 (b)	1,414,000	1,392,508
Class EFX, 5.5422% 7/5/33 (b)	1,934,000	1,860,167
Class XAFX, 1.2948% 7/5/33 (a)(b)(j)	10,000,000	286,097
Series 2019-COR4 Class A3, 3.7629% 3/10/52	5,400,000	6,144,954
Ladder Capital Commercial Mortgage Securities Trust sequential payer Series 2014-909 Class A, 3.388% 5/15/31 (b)	2,400,000	2,411,298
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.305% 8/15/37 (a)(b)(e)	2,102,000	2,103,315
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C10 Class A4, 4.2182% 7/15/46 (a)	1,200,000	1,283,348
Series 2014-C16 Class A3, 3.592% 6/15/47	1,637,170	1,653,297
Series 2015-C21 Class A3, 3.077% 3/15/48	3,732,073	3,949,844
Series 2016-C28 Class A3, 3.272% 1/15/49	4,341,338	4,612,563
Series 2015-C25:
Class A4, 3.372% 10/15/48	2,800,000	3,020,539
Class XA, 1.2189% 10/15/48 (a)(j)	10,446,985	435,136
Series 2015-C26 Class A4, 3.252% 10/15/48	3,200,000	3,488,811
Series 2016-C32 Class A3, 3.459% 12/15/49	5,100,000	5,634,352
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (b)	1,893,000	1,883,991
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 1.0119% 8/15/33 (a)(b)(e)	6,888,548	6,713,571
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (a)(b)(e)	5,200,000	5,103,341
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	13,482,000	13,580,334
Series 2011-C3 Class AJ, 5.4192% 7/15/49 (a)(b)	4,200,000	4,315,086
Series 2015-UBS8 Class A3, 3.54% 12/15/48	3,000,000	3,296,472
Series 2016-UB12 Class A3, 3.337% 12/15/49	2,000,000	2,179,263
Series 2018-H4 Class A4, 4.31% 12/15/51	3,237,000	3,847,017
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (a)(b)	1,558,000	1,495,649
Class C, 3.283% 11/10/36 (a)(b)	1,495,000	1,360,836
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 1.3119% 3/15/36 (a)(b)(e)	656,907	626,399
Class B, 1 month U.S. LIBOR + 1.550% 1.7119% 3/15/36 (a)(b)(e)	3,800,000	3,523,320
Class C, 1 month U.S. LIBOR + 2.100% 2.2619% 3/15/36 (a)(b)(e)	9,396,000	8,549,949
UBS Commercial Mortgage Trust:
Series 2012-C1 Class A/S, 4.171% 5/10/45	6,570,000	6,814,331
Series 2017-C1 Class A3, 3.283% 11/15/50	5,500,000	6,154,201
Series 2017-C7 Class XA, 1.2009% 12/15/50 (a)(j)	17,457,582	970,078
Series 2018-C11 Class A3, 4.3124% 6/15/51	4,100,000	4,580,993
Series 2018-C13 Class A3, 4.0694% 10/15/51	6,000,000	6,982,312
Series 2018-C9 Class ASB, 4.09% 3/15/51	3,300,000	3,779,205
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9583% 4/10/46 (a)(b)(e)	5,423,000	5,402,327
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2015-C29 Class ASB, 3.4% 6/15/48	1,428,605	1,502,354
Series 2016-LC24 Class A3, 2.684% 10/15/49	3,300,000	3,534,464
Series 2015-C31 Class XA, 1.1409% 11/15/48 (a)(j)	7,096,729	304,128
Series 2017-C42 Class XA, 1.0317% 12/15/50 (a)(j)	35,552,612	1,905,009
Series 2018-C46 Class XA, 1.1073% 8/15/51 (a)(j)	13,058,838	659,176
Series 2018-C48 Class A5, 4.302% 1/15/52	3,181,000	3,799,343
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8819% 6/15/46 (a)(b)(e)	4,691,983	4,684,253
Series 2014-C24 Class XA, 0.9799% 11/15/47 (a)(j)	6,379,503	167,197
Series 2014-LC14 Class XA, 1.3642% 3/15/47 (a)(j)	9,838,651	310,814
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $506,018,833)		510,723,740

Municipal Securities - 0.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$3,145,000	$5,710,691
Series 2019 F1, 2.574% 4/1/31	525,000	573,494
California Gen. Oblig. Series 2009, 7.5% 4/1/34	630,000	1,053,108
Chicago O'Hare Int'l. Arpt. Rev. Series 2018 C, 4.472% 1/1/49	910,000	1,209,299
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50	45,000	75,024
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	103,742
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	5,431,636	5,546,353
5.1% 6/1/33	24,335,000	24,908,819
Series 2010-1, 6.63% 2/1/35	3,845,000	4,267,027
Series 2010-3:
6.725% 4/1/35	2,510,000	2,813,911
7.35% 7/1/35	4,655,000	5,362,420
Series 2010-5, 6.2% 7/1/21	479,000	489,040
Jobsohio Beverage Sys. Statewide Series 2020 A, 2.833% 1/1/38	325,000	350,617
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39	190,000	290,660
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2009 B, 5.888% 7/1/43	50,000	73,992
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	216,372
Michigan Fin. Auth. Rev. Series 2019 T, 3.384% 12/1/40	545,000	617,828
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,315,000	11,658,840
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40	1,785,000	3,090,371
Series 2010 A, 7.102% 1/1/41	825,000	1,391,396
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	25,000	40,166
New York City Transitional Fin. Auth. Rev. Series 2010 C2, 5.767% 8/1/36	900,000	1,205,388
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	140,000	199,235
Series 2011 A, 4.8% 6/1/11	1,503,000	2,232,797
Port Auth. of New York & New Jersey 174th Series, 4.458% 10/1/62	390,000	509,410
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	750,000	1,050,585
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 B, 3.922% 12/31/49	555,000	625,363
Univ. of Michigan Rev. Series 2020 B, 2.437% 4/1/40	1,050,000	1,070,727
TOTAL MUNICIPAL SECURITIES
(Cost $71,545,107)		76,736,675

Foreign Government and Government Agency Obligations - 0.1%
Hungarian Republic 7.625% 3/29/41	$550,000	$974,006
Indonesian Republic:
3.4% 9/18/29	420,000	462,131
3.5% 1/11/28	2,655,000	2,922,159
Israeli State:
3.875% 7/3/50	1,550,000	1,848,003
4% 6/30/22	1,700,000	1,804,210
Italian Republic 2.375% 10/17/24	3,800,000	3,930,019
Panamanian Republic:
3.16% 1/23/30	950,000	1,034,906
4.3% 4/29/53	615,000	775,477
4.5% 4/16/50	400,000	514,000
4.5% 4/1/56	445,000	578,500
Philippine Republic 3.7% 3/1/41	1,010,000	1,164,972
Province of Quebec yankee 7.125% 2/9/24	810,000	983,364
State of Qatar 3.4% 4/16/25 (b)	3,165,000	3,459,938
United Mexican States:
4.15% 3/28/27	275,000	306,350
4.75% 3/8/44	2,246,000	2,521,837
Uruguay Republic:
4.975% 4/20/55	375,000	514,336
5.1% 6/18/50	1,625,000	2,248,086
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $23,942,271)		26,042,294

Bank Notes - 0.1%
Discover Bank:
3.45% 7/27/26	$435,000	$477,035
4.682% 8/9/28 (a)	3,503,000	3,664,593
KeyBank NA 3.9% 4/13/29	1,830,000	2,093,380
RBS Citizens NA 2.55% 5/13/21	1,705,000	1,728,251
Regions Bank 6.45% 6/26/37	2,533,000	3,524,461
SunTrust Banks, Inc. 2.75% 5/1/23	645,000	681,678
Synchrony Bank 3.65% 5/24/21	5,843,000	5,931,204
Truist Bank 3.3% 5/15/26	965,000	1,088,161
TOTAL BANK NOTES
(Cost $17,276,254)		19,188,763
	Shares	Value

Fixed-Income Funds - 77.0%
High Yield Fixed-Income Funds - 1.0%
Prudential High Yield Fund	13,727,981	$73,581,980
Stone Harbor Emerging Markets Debt Fund	16,715,829	164,316,600
Vanguard High-Yield Corporate Fund Admiral Shares	27,789,899	162,570,907

TOTAL HIGH YIELD FIXED-INCOME FUNDS		400,469,487

Intermediate Government Funds - 0.0%
Fidelity SAI U.S. Treasury Bond Index Fund (m)	230,236	2,495,754
Intermediate-Term Bond Funds - 73.7%
Baird Core Plus Bond Fund - Institutional Class	56,394,590	687,450,055
BlackRock Total Return Fund Institutional Shares	25,638,734	322,022,497
DoubleLine Total Return Bond Fund Class N	90,131,650	966,211,293
Fidelity SAI Total Bond Fund (m)	593,297,128	6,532,201,376
Fidelity U.S. Bond Index Fund (m)	22,367,686	281,161,817
John Hancock Bond Fund Class A	15,798,031	265,406,916
JPMorgan Core Plus Bond Fund Class A	36,594,967	321,669,762
Metropolitan West Total Return Bond Fund Class M	197,954,191	2,304,186,779
PIMCO Income Fund Institutional Class	91,414,873	1,073,210,604
PIMCO Investment Grade Credit Bond Fund Institutional Class	58,093,304	647,159,401
PIMCO Mortgage Opportunities Fund Institutional Class	97,902,420	1,071,052,473
PIMCO Total Return Fund Institutional Class	599,512,806	6,558,670,038
Prudential Total Return Bond Fund Class A	147,157,842	2,200,009,734
TCW Total Return Bond Fund Class I	30,194,872	317,650,051
Voya Intermediate Bond Fund Class I	113,798,818	1,222,199,303
Western Asset Core Bond Fund Class I	154,887,958	2,129,709,429
Western Asset Core Plus Bond Fund Class I	265,341,767	3,324,732,342

TOTAL INTERMEDIATE-TERM BOND FUNDS		30,224,703,870

Long Government Bond Funds - 2.3%
iShares 20+ Year Treasury Bond ETF	5,818,925	943,771,446
TOTAL FIXED-INCOME FUNDS
(Cost $29,513,967,053)		31,571,440,557
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Bank of Nova Scotia 4.65% (a)(n)	12,927,000	12,836,153
Barclays Bank PLC 7.625% 11/21/22	27,412,000	31,060,287
TOTAL PREFERRED SECURITIES
(Cost $44,492,151)		43,896,440
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.12% (o)	405,101,988	405,183,008
Fidelity Investments Money Market Government Portfolio Institutional Class 0.05%(m)(p)	15,510,580	15,510,580
State Street Institutional U.S. Government Money Market Fund Premier Class .04% (p)	62,806,214	62,806,214
TOTAL MONEY MARKET FUNDS
(Cost $483,496,157)		483,499,802

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.98% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2030	7/1/25	25,700,000	$727,790
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.0375% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2032	3/7/22	14,700,000	343,846
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	1,900,000	32,824
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	10,000,000	88,335
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.2% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	13,700,000	74,532

TOTAL PUT OPTIONS			1,267,327

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.98% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2030	7/1/25	25,700,000	609,966
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.0375% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2032	3/7/22	14,700,000	569,420
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	1,900,000	67,507
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	10,000,000	543,118
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.2% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	13,700,000	926,802

TOTAL CALL OPTIONS			2,716,813

TOTAL PURCHASED SWAPTIONS
(Cost $3,872,686)			3,984,140
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $39,384,826,977)			41,883,004,434
NET OTHER ASSETS (LIABILITIES) - (2.2)%			(900,436,799)
NET ASSETS - 100%			$40,982,567,635

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
2% 9/1/50	$(4,400,000)	$(4,536,388)
2% 9/1/50	(7,500,000)	(7,732,480)
2% 9/1/50	(4,400,000)	(4,536,388)
2% 9/1/50	(7,500,000)	(7,732,480)
2.5% 9/1/50	(7,600,000)	(7,999,889)
2.5% 9/1/50	(7,500,000)	(7,894,628)
2.5% 9/1/50	(4,800,000)	(5,052,562)
2.5% 9/1/50	(7,500,000)	(7,894,628)
2.5% 9/1/50	(4,800,000)	(5,052,562)
3% 9/1/50	(33,300,000)	(35,119,765)
3% 9/1/50	(43,000,000)	(45,349,843)
3% 9/1/50	(4,000,000)	(4,218,590)
3% 9/1/50	(4,700,000)	(4,956,844)
3% 9/1/50	(22,400,000)	(23,624,106)
3% 9/1/50	(35,100,000)	(37,018,131)
3% 9/1/50	(21,700,000)	(22,885,853)
3% 9/1/50	(17,550,000)	(18,509,065)
3% 9/1/50	(18,100,000)	(19,089,122)
3% 9/1/50	(8,850,000)	(9,333,631)
3% 9/1/50	(1,900,000)	(2,003,830)
3% 9/1/50	(3,600,000)	(3,796,731)
3% 9/1/50	(2,050,000)	(2,162,028)
3% 9/1/50	(1,150,000)	(1,212,845)
3% 9/1/50	(2,050,000)	(2,162,028)
3% 9/1/50	(9,300,000)	(9,808,223)
3% 9/1/50	(1,100,000)	(1,160,112)
3% 9/1/50	(9,300,000)	(9,808,223)
3.5% 9/1/50	(10,500,000)	(11,074,634)
3.5% 9/1/50	(10,500,000)	(11,074,634)
3.5% 9/1/50	(2,900,000)	(3,058,708)
3.5% 9/1/50	(4,000,000)	(4,218,908)
3.5% 9/1/50	(10,800,000)	(11,391,052)
3.5% 9/1/50	(10,600,000)	(11,180,106)
3.5% 9/1/50	(10,300,000)	(10,863,688)
3.5% 9/1/50	(10,100,000)	(10,652,743)
3.5% 9/1/50	(4,500,000)	(4,746,272)
3.5% 9/1/50	(8,000,000)	(8,437,816)
3.5% 9/1/50	(8,000,000)	(8,437,816)
3.5% 9/1/50	(2,500,000)	(2,636,818)
3.5% 9/1/50	(15,300,000)	(16,137,323)
3.5% 9/1/50	(9,600,000)	(10,125,379)
TOTAL TBA SALE COMMITMENTS
(Proceeds $434,643,695)		$(434,686,872)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.71% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	4,000,000	$(160,745)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	10,500,000	(143,141)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.795% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2029	11/25/24	10,600,000	(109,508)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	17,000,000	(123,146)

TOTAL PUT SWAPTIONS			(536,540)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.71% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	4,000,000	(91,395)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	10,500,000	(399,026)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.795% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2029	11/25/24	10,600,000	(528,078)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	17,000,000	(983,236)

TOTAL CALL SWAPTIONS			(2,001,735)

TOTAL WRITTEN SWAPTIONS			$(2,538,275)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	150	Dec. 2020	$18,904,688	$6,731	$6,731
CBOT Long Term U.S. Treasury Bond Contracts (United States)	114	Dec. 2020	20,031,938	(219,928)	(219,928)

TOTAL PURCHASED					(213,197)

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,499	Dec. 2020	208,735,750	301,375	301,375
CBOT 2-Year U.S. Treasury Note Contracts (United States)	791	Dec. 2020	174,767,742	(38,627)	(38,627)

TOTAL SOLD					262,748

TOTAL FUTURES CONTRACTS					$49,551

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$1,800,000	$(7,136)	$(23,500)	$(30,636)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	5,000,000	(19,821)	(69,571)	(89,392)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,200,000	(4,757)	(15,171)	(19,928)
CMBX N.A. AAA Index Series 12	Aug. 2061	JPMorgan Securities LLC	(0.5%)	Monthly	3,070,000	(12,170)	(37,788)	(49,958)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	15,700,000	(62,240)	62,239	(1)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,050,000	(4,163)	(8,174)	(12,337)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,800,000	(19,029)	(133,262)	(152,291)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,940,000	(11,655)	(14,069)	(25,724)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,150,000	(4,559)	(9,609)	(14,168)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	10,000,000	(39,643)	(111,360)	(151,003)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	5,000,000	(19,822)	(35,245)	(55,067)

TOTAL CREDIT DEFAULT SWAPS						$(204,995)	$(395,510)	$(600,505)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2022	$66,782,000	$43,060	$0	$43,060
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2025	6,345,000	291,237	0	291,237
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2030	12,080,000	(26,650)	0	(26,650)
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Sep. 2030	1,330,000	3,611	0	3,611

TOTAL INTEREST RATE SWAPS							$311,258	$0	$311,258

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,502,067,691 or 3.7% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Non-income producing - Security is in default.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,801,745.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,474,651.

 (h) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $290,292.

 (i) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $324,443.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Affiliated Fund

 (n) Security is perpetual in nature with no stated maturity date.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (p) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$432,136
Fidelity Securities Lending Cash Central Fund	128,464
Total	$560,600

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$105,541,389	$--	$103,929,078	$26,043	$1,285,927	$(2,898,238)	$--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.05%	--	2,457,844,846	2,442,334,266	329,122	--	--	15,510,580
Fidelity SAI Total Bond Fund	6,719,728,989	90,717,841	426,769,899	90,711,359	24,854,589	123,669,856	6,532,201,376
Fidelity SAI U.S. Treasury Bond Index Fund	3,902,878,329	163,234,515	4,120,922,290	3,238,651	348,586,926	(291,281,726)	2,495,754
Fidelity Sustainability Bond Index Fund	25,615,432	--	25,497,606	45,199	1,872,467	(1,990,293)	--
Fidelity U.S. Bond Index Fund	156,168,500	281,718,117	158,538,042	232,342	6,436,530	(4,623,288)	281,161,817
Total	$10,909,932,639	$2,993,515,319	$7,277,991,181	$94,582,716	$383,036,439	$(177,123,689)	$6,831,369,527

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$3,776,507,737	$--	$3,776,507,737	$--
U.S. Government and Government Agency Obligations	1,697,913,391	--	1,697,913,391	--
U.S. Government Agency - Mortgage Securities	3,045,359,915	--	3,045,359,915	--
Asset-Backed Securities	485,479,112	--	485,479,112	--
Collateralized Mortgage Obligations	142,231,868	--	142,231,868	--
Commercial Mortgage Securities	510,723,740	--	510,723,740	--
Municipal Securities	76,736,675	--	76,736,675	--
Foreign Government and Government Agency Obligations	26,042,294	--	26,042,294	--
Bank Notes	19,188,763	--	19,188,763	--
Fixed-Income Funds	31,571,440,557	31,571,440,557	--	--
Preferred Securities	43,896,440	--	43,896,440	--
Money Market Funds	483,499,802	483,499,802	--	--
Purchased Swaptions	3,984,140	--	3,984,140	--
Total Investments in Securities:	$41,883,004,434	$32,054,940,359	$9,828,064,075	$--
Derivative Instruments:
Assets
Futures Contracts	$308,106	$308,106	$--	$--
Swaps	337,908	--	337,908	--
Total Assets	$646,014	$308,106	$337,908	$--
Liabilities
Futures Contracts	$(258,555)	$(258,555)	$--	$--
Swaps	(231,645)	--	(231,645)	--
Written Swaptions	(2,538,275)	--	(2,538,275)	--
Total Liabilities	$(3,028,475)	$(258,555)	$(2,769,920)	$--
Total Derivative Instruments:	$(2,382,461)	$49,551	$(2,432,012)	$--
Other Financial Instruments:
TBA Sale Commitments	$(434,686,872)	$--	$(434,686,872)	$--
Total Other Financial Instruments:	$(434,686,872)	$--	$(434,686,872)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(204,995)
Total Credit Risk	0	(204,995)
Interest Rate Risk
Futures Contracts(b)	308,106	(258,555)
Purchased Swaptions(c)	3,984,140	0
Swaps(d)	337,908	(26,650)
Written Swaptions(e)	0	(2,538,275)
Total Interest Rate Risk	4,630,154	(2,823,480)
Total Value of Derivatives	$4,630,154	$(3,028,475)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $32,746,099,237)	$34,646,451,899
Fidelity Central Funds (cost $405,179,363)	405,183,008
Other affiliated issuers (cost $6,233,548,377)	6,831,369,527
Total Investment in Securities (cost $39,384,826,977)		$41,883,004,434
Cash		767,264
Receivable for investments sold
Regular delivery		52,514,681
Delayed delivery		48,469,053
Receivable for premium on written options		2,474,700
Receivable for TBA sale commitments		434,643,695
Receivable for fund shares sold		11,216,207
Interest receivable		56,941,076
Distributions receivable from Fidelity Central Funds		43,801
Receivable for daily variation margin on centrally cleared OTC swaps		40,132
Prepaid expenses		101,024
Other receivables		395,344
Total assets		42,490,611,411
Liabilities
Payable for investments purchased
Regular delivery	$109,749,182
Delayed delivery	940,220,147
TBA sale commitments, at value	434,686,872
Payable for fund shares redeemed	16,651,204
Distributions payable	2,418,139
Bi-lateral OTC swaps, at value	204,995
Accrued management fee	862,386
Payable for daily variation margin on futures contracts	206,619
Written options, at value (premium receivable $2,474,700)	2,538,275
Other payables and accrued expenses	505,957
Total liabilities		1,508,043,776
Net Assets		$40,982,567,635
Net Assets consist of:
Paid in capital		$37,993,037,664
Total accumulated earnings (loss)		2,989,529,971
Net Assets		$40,982,567,635
Net Asset Value, offering price and redemption price per share ($40,982,567,635 ÷ 3,589,417,773 shares)		$11.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$339,227,290
Affiliated issuers		94,582,716
Interest		129,925,596
Income from Fidelity Central Funds (including $128,464 from security lending)		560,600
Total income		564,296,202
Expenses
Management fee	$56,876,747
Custodian fees and expenses	100,391
Independent trustees' fees and expenses	243,282
Registration fees	138,611
Audit	38,016
Legal	53,837
Miscellaneous	220,272
Total expenses before reductions	57,671,156
Expense reductions	(51,596,211)
Total expenses after reductions		6,074,945
Net investment income (loss)		558,221,257
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	311,006,979
Fidelity Central Funds	21,046
Other affiliated issuers	383,036,439
Futures contracts	(14,343,812)
Swaps	3,961,899
Written options	(612,228)
Total net realized gain (loss)		683,070,323
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	417,685,967
Affiliated issuers	(177,123,689)
Futures contracts	6,263,097
Swaps	(1,455,136)
Written options	338,394
Delayed delivery commitments	4,417,441
Total change in net unrealized appreciation (depreciation)		250,126,074
Net gain (loss)		933,196,397
Net increase (decrease) in net assets resulting from operations		$1,491,417,654

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$558,221,257	$1,377,667,478
Net realized gain (loss)	683,070,323	459,897,834
Change in net unrealized appreciation (depreciation)	250,126,074	2,670,041,024
Net increase (decrease) in net assets resulting from operations	1,491,417,654	4,507,606,336
Distributions to shareholders	(520,711,196)	(1,560,742,405)
Share transactions
Proceeds from sales of shares	2,935,868,824	10,531,970,234
Reinvestment of distributions	508,091,920	1,541,427,164
Cost of shares redeemed	(9,773,179,832)	(6,711,834,609)
Net increase (decrease) in net assets resulting from share transactions	(6,329,219,088)	5,361,562,789
Total increase (decrease) in net assets	(5,358,512,630)	8,308,426,720
Net Assets
Beginning of period	46,341,080,265	38,032,653,545
End of period	$40,982,567,635	$46,341,080,265
Other Information
Shares
Sold	265,123,736	980,939,776
Issued in reinvestment of distributions	45,493,046	142,378,833
Redeemed	(884,244,623)	(623,427,707)
Net increase (decrease)	(573,627,841)	499,890,902

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Core Income Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$10.38	$10.38	$10.50	$10.40	$10.78
Income from Investment Operations
Net investment income (loss)B	.151	.354	.324	.270	.300	.316
Net realized and unrealized gain (loss)	.279	.796	(.009)	(.106)	.174	(.366)
Total from investment operations	.430	1.150	.315	.164	.474	(.050)
Distributions from net investment income	(.140)	(.350)	(.309)	(.270)	(.297)	(.322)
Distributions from net realized gain	–	(.050)	(.006)	(.014)	(.077)	(.008)
Total distributions	(.140)	(.400)	(.315)	(.284)	(.374)	(.330)
Net asset value, end of period	$11.42	$11.13	$10.38	$10.38	$10.50	$10.40
Total ReturnC,D	3.90%	11.25%	3.10%	1.54%	4.60%	(.45)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.28%G	.28%	.30%	.31%	.31%	.31%
Expenses net of fee waivers, if any	.03%G	.03%	.05%	.06%	.06%	.06%
Expenses net of all reductions	.03%G	.03%	.05%	.06%	.06%	.06%
Net investment income (loss)	2.68%G	3.28%	3.15%	2.55%	2.84%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$40,982,568	$46,341,080	$38,032,654	$35,706,144	$30,150,207	$26,817,412
Portfolio turnover rateH	110%G	65%	78%	45%	52%	69%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Strategic Advisers Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $395,344 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, swaps, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,644,007,338
Gross unrealized depreciation	(149,630,566)
Net unrealized appreciation (depreciation)	$2,494,376,772
Tax cost	$39,388,324,390

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(234,565,508)
Total capital loss carryforward	$(234,565,508)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$3,227,610	$(901,920)
Interest Rate Risk
Futures Contracts	(14,343,812)	6,263,097
Purchased Options	3,437,677	(2,345,498)
Written Options	(612,228)	338,394
Swaps	734,289	(553,216)
Total Interest Rate Risk	(10,784,074)	3,702,777
Totals	$(7,556,464)	$2,800,857

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Core Income Fund	16,584,201,220	20,996,973,274

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .27% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and PGIM, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Strategic Advisers Core Income Fund	$52,847

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from Fidelity Central Funds is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2023. During the period, this waiver reduced the Fund's management fee by $51,596,211.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Fund:

Fidelity SAI Total Bond Fund	40%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Strategic Advisers Core Income Fund	.03%
Actual		$1,000.00	$1,039.00	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of New Sub-Subadvisory Agreements

Strategic Advisers Core Income Fund

In June 2020, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve sub-subadvisory agreements (New Sub-Subadvisory Agreements) among FIAM LLC (FIAM), each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Japan) Limited (FMR Japan), and Fidelity Management & Research (Hong Kong) Limited (FMR H.K., and together with FMR UK and FMR Japan, New Sub-Subadvisers), and Fidelity Rutland Square Trust II on behalf of the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by Strategic Advisers LLC (Strategic Advisers) and FIAM, including the resources dedicated to investment management and support services, as well as shareholder and administrative services, in connection with its annual renewal of the fund's management contract and sub-advisory agreements at its September 2019 meeting. The Board noted its familiarity with the nature, extent and quality of services provided by the New Sub-Subadvisers to other Strategic Advisers funds. The Board also considered the detailed information provided by Strategic Advisers and FIAM in the June 2020 annual contract renewal materials.

The Board considered that FIAM, and not the fund, will compensate the New Sub-Subadvisers under the terms of the New Sub-Subadvisory Agreements and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the New Sub-Subadvisory Agreements will not result in any changes to the fees paid under the sub-advisory agreement among Strategic Advisers, FIAM, and the Trust on behalf of the fund.

Because the Board was approving New Sub-Subadvisory Agreements under which the fund will not bear any additional management fees or expenses, it did not consider the competitiveness of management fee and total expenses or the possible realization of economies of scale to be significant factors in its decision. In addition, because the New Sub-Subadvisory Agreements were negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the New Sub-Subadvisory Agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the New Sub-Subadvisory Agreements will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

The Board noted that in connection with future annual contract renewals, it will consider: (i) the nature, extent, and quality of services provided to the fund, including administrative services and investment performance; (ii) the historical investment performance of the fund; (iii) the competitiveness of the fund's management fees and total expenses; (iv) the costs of services and profitability; (v) the potential fall-out benefits to Strategic Advisers and its affiliates from their relationships with the fund; and (vi) the possible realization of economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the New Sub-Subadvisory Agreements are in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the New Sub-Subadvisory Agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

SSC-SANN-1020
1.912889.110

Strategic Advisers® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

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Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of New Sub-Advisory Agreement and New and Amended Sub-Subadvisory Agreements

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

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Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2020

(excluding cash equivalents)	% of fund's net assets
Fidelity SAI Emerging Markets Index Fund	10.6
Fidelity Emerging Markets Fund	7.5
Fidelity SAI Emerging Markets Low Volatility Index Fund	5.4
Alibaba Group Holding Ltd.	4.6
Tencent Holdings Ltd.	4.1
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	3.0
Fidelity SAI Emerging Markets Value Index Fund	2.7
Invesco Oppenheimer Developing Markets Fund Class R6	2.5
Samsung Electronics Co. Ltd.	2.4
46.6

Top Five Market Sectors as of August 31, 2020

(stocks only)	% of fund's net assets
Consumer Discretionary	12.0
Information Technology	11.2
Financials	10.6
Communication Services	7.9
Consumer Staples	4.5

Geographic Diversification (% of fund's net assets)

As of August 31, 2020
United States of America*	44.4%
Cayman Islands	15.5%
China	7.0%
Korea (South)	6.7%
Taiwan	6.7%
India	3.6%
Brazil	3.6%
Hong Kong	2.3%
Russia	2.0%
Other	8.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of August 31, 2020
Common Stocks	54.8%
Preferred Stocks	1.4%
Diversifed Emerging Markets Funds	38.3%
Other	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 54.8%
	Shares	Value
COMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 0.3%
China Telecom Corp. Ltd. (H Shares)	13,872,000	$4,525,300
China Tower Corp. Ltd. (H Shares) (a)	2,500,000	476,248
China Unicom Ltd.	778,000	551,571
Hellenic Telecommunications Organization SA	98,241	1,606,132
HKBN Ltd.	1,032,500	1,933,538
KT Corp.	54,291	1,089,348
LG Telecom Ltd.	336,271	3,383,934
Magyar Telekom PLC	28,408	34,896
Ooredoo Qsc (b)	62,110	112,603
PT Telekomunikasi Indonesia Tbk Series B	13,482,900	2,653,006
Saudi Telecom Co.	59,896	1,533,154
Telkom SA Ltd.	405,832	543,464
Turk Telekomunikasyon A/S	1,505,584	1,400,782
		19,843,976
Entertainment - 1.1%
Bilibili, Inc. ADR (b)(c)	158,610	7,494,323
CD Projekt RED SA (b)	151,590	18,048,879
DouYu International Holdings Ltd. ADR (b)	65,487	1,096,252
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	6,100	551,556
HUYA, Inc. ADR (b)(c)	40,092	1,151,442
IGG, Inc.	421,000	485,644
International Games Systems Co. Ltd.	234,000	7,008,611
NCSOFT Corp.	609	423,093
NetEase, Inc.	80,700	1,610,485
NetEase, Inc. ADR	49,621	24,175,847
Nexon Co. Ltd.	88,800	2,081,767
NHN Entertainment Corp. (b)	2,843	174,530
PlayWay SA	323	43,501
TEN Square Games SA	233	35,745
Tencent Music Entertainment Group ADR (b)	719,688	11,248,723
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	864,080	5,752,164
		81,382,562
Interactive Media & Services - 5.6%
Autohome, Inc. ADR Class A	118,325	9,494,398
Baidu.com, Inc. sponsored ADR (b)	160,154	19,950,384
Kakao Corp.	19,564	6,705,275
Mail.Ru Group Ltd. GDR (Reg. S) (b)	318,702	9,831,957
NAVER Corp.	93,860	25,490,293
Tencent Holdings Ltd.	4,406,189	301,023,611
Wise Talent Information Technology Co. Ltd. (b)	1,088,000	2,729,425
Yandex NV Series A (b)	592,019	40,393,456
		415,618,799
Media - 0.0%
Cheil Worldwide, Inc.	21,770	334,569
Focus Media Information Technology Co. Ltd. (A Shares)	1,994,500	2,195,903
Hyundai HCN	48,513	150,543
MultiChoice Group Ltd.	244,240	1,396,028
		4,077,043
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV Series L sponsored ADR	138,870	1,690,048
Bharti Airtel Ltd. (b)	1,686,614	11,813,309
China Mobile Ltd.	3,578,000	25,038,551
China Mobile Ltd. sponsored ADR	53,744	1,882,652
China United Network Communications Ltd. (A Shares)	10,311,154	7,814,161
Globe Telecom, Inc.	1,795	77,309
Mobile Telecommunications Co. Saudi Arabia (b)	443,225	1,380,332
Mobile TeleSystems OJSC sponsored ADR	265,208	2,471,739
MTN Group Ltd.	10,958	39,478
SK Telecom Co. Ltd.	12,259	2,556,872
Turkcell Iletisim Hizmet A/S	668,148	1,303,348
VEON Ltd. sponsored ADR	277,792	394,465
		56,462,264

TOTAL COMMUNICATION SERVICES		577,384,644

CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.5%
DTR Automotive Corp.	1,408	26,322
Fuyao Glass Industries Group Co. Ltd. (A Shares)	2,726,533	11,537,636
Huayu Automotive Systems Co. Ltd. (A Shares)	1,465,234	5,323,106
Hyundai Mobis	73,129	13,794,381
Tianneng Power International Ltd. (c)	1,275,826	2,744,577
Yoo Sung Enterprise	12,785	26,162
		33,452,184
Automobiles - 0.6%
Bajaj Auto Ltd.	238,049	9,641,348
Dongfeng Motor Group Co. Ltd. (H Shares)	1,580,000	1,098,269
Great Wall Motor Co. Ltd. (H Shares)	1,329,500	1,447,217
Hero Motocorp Ltd.	242,904	9,967,465
Hyundai Motor Co.	45,336	6,738,333
Kia Motors Corp.	331,196	11,839,336
Maruti Suzuki India Ltd.	24,634	2,300,073
PT Astra International Tbk	8,672,500	3,037,236
		46,069,277
Diversified Consumer Services - 0.4%
Estacio Participacoes SA	248,700	1,223,412
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	160,792	23,576,931
TAL Education Group ADR (b)	106,640	7,871,098
Visang Education, Inc.	8,025	50,008
		32,721,449
Hotels, Restaurants & Leisure - 0.5%
Haidilao International Holding Ltd. (a)	126,000	811,587
Jubilant Foodworks Ltd.	60,268	1,725,198
Sands China Ltd.	2,767,522	12,182,848
Shangri-La Asia Ltd.	2,752,000	2,236,635
Yum China Holdings, Inc.	332,100	19,165,491
		36,121,759
Household Durables - 1.3%
Arcelik A/S	216,803	621,969
Ecovacs Robotics Co. Ltd. Class A (b)	145,400	818,883
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	501,900	3,994,123
Haier Electronics Group Co. Ltd.	1,065,074	3,644,065
Haier Smart Home Co. Ltd. (A Shares)	3,331,422	10,847,814
LG Electronics, Inc.	192,848	13,673,881
Midea Group Co. Ltd. (A Shares)	4,723,290	48,650,553
Oppein Home Group, Inc. (A Shares)	170,532	2,514,983
Zhejiang Supor Cookware Co. Ltd.	932,940	11,545,191
		96,311,462
Internet & Direct Marketing Retail - 7.3%
Alibaba Group Holding Ltd.	570,300	20,527,864
Alibaba Group Holding Ltd. sponsored ADR (b)	1,111,916	319,153,249
B2W Companhia Global do Varejo (b)	469,600	9,608,007
B2W Companhia Global do Varejo	24,646	504,257
Baozun, Inc. sponsored ADR (b)(c)	34,304	1,421,558
Ctrip.com International Ltd. ADR (b)	171,528	5,187,007
JD.com, Inc.:
Class A	59,300	2,362,270
sponsored ADR (b)	1,026,214	80,701,469
MakeMyTrip Ltd. (b)	27,719	467,897
Meituan Dianping Class B (b)	723,500	23,849,602
MercadoLibre, Inc. (b)	10,544	12,321,613
Naspers Ltd. Class N	219,324	39,990,386
Pinduoduo, Inc. ADR (b)	78,882	7,015,765
Prosus NV	25,488	2,554,718
Tongcheng-Elong Holdings Ltd. (b)	2,392,400	4,682,349
Vipshop Holdings Ltd. ADR (b)	468,147	7,729,107
		538,077,118
Multiline Retail - 0.2%
Lojas Renner SA	1,661,909	13,186,672
Specialty Retail - 0.3%
China Yongda Automobiles Services Holdings Ltd.	4,280,000	5,117,477
Foschini Ltd.	200,241	902,140
Lewis Group Ltd.	11,913	12,439
Mr Price Group Ltd.	608,009	4,156,395
SSI Group, Inc.	417,000	8,774
Zhongsheng Group Holdings Ltd. Class H	2,158,500	13,461,453
		23,658,678
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	10,208	3,101,465
Anta Sports Products Ltd.	1,231,000	12,134,486
CECEP COSTIN New Materials Group Ltd. (b)(d)	741,000	28,683
ECLAT Textile Co. Ltd.	186,000	2,453,116
LG Fashion Corp.	7,144	77,004
Li Ning Co. Ltd.	4,316,000	18,230,374
Mavi Jeans Class B (a)(b)	395,330	2,002,230
Pou Chen Corp.	189,000	178,187
Regina Miracle International Holdings Ltd. (a)	577,000	162,067
Shenzhou International Group Holdings Ltd.	1,148,700	18,494,832
Weiqiao Textile Co. Ltd. (H Shares)	426,500	91,872
		56,954,316

TOTAL CONSUMER DISCRETIONARY		876,552,915

CONSUMER STAPLES - 4.5%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	78,755	4,577,203
China Resources Beer Holdings Co. Ltd.	2,690,000	17,485,340
Coca-Cola Icecek Sanayi A/S	1,563	9,202
Fomento Economico Mexicano S.A.B. de CV:
unit	947,702	5,515,918
sponsored ADR	168,780	9,844,937
Heineken NV (Bearer)	75,607	6,997,899
Kweichow Moutai Co. Ltd. (A Shares)	122,621	31,987,153
Nongfu Spring Co. Ltd. (H Shares) (b)	107,200	297,386
Thai Beverage PCL	14,788,300	6,684,653
Tsingtao Brewery Co. Ltd. (H Shares)	484,000	4,402,238
		87,801,929
Food & Staples Retailing - 1.3%
Avenue Supermarts Ltd. (a)(b)	25,628	787,576
Bim Birlesik Magazalar A/S JSC	943,015	8,715,920
C.P. ALL PCL (For. Reg.)	6,875,400	14,047,230
Clicks Group Ltd.	203,920	2,766,852
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	133,900	1,552,248
Drogasil SA	587,460	11,559,403
E-Mart Co. Ltd.	2,549	257,582
Magnit OJSC	31,799	1,897,701
Migros Turk Ticaret A/S (b)	87,932	469,785
President Chain Store Corp.	654,000	6,010,006
PUREGOLD Price Club, Inc.	3,809,700	4,243,478
Shoprite Holdings Ltd.	602,136	3,925,140
Sun Art Retail Group Ltd.	2,749,000	3,576,309
Wal-Mart de Mexico SA de CV Series V	6,364,200	15,277,919
X5 Retail Group NV GDR (Reg. S)	446,605	16,345,743
Yifeng Pharmacy Chain Co. Ltd.	289,600	4,262,524
		95,695,416
Food Products - 1.5%
Angel Yeast Co. Ltd. (A Shares)	303,034	3,075,274
AVI Ltd.	254,640	1,037,563
Brasil Foods SA (b)	692,400	2,475,881
Charoen Pokphand Foods PCL (For. Reg.)	2,721,500	2,823,950
China Mengniu Dairy Co. Ltd.	11,750,496	57,705,399
Daesang Corp.	3,291	80,092
Gruma S.A.B. de CV Series B	591,345	6,994,150
Halwani Bros Co.	6,047	110,123
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	260,100	1,592,856
JBS SA	1,756,729	7,195,583
Marfrig Global Foods SA (b)	429,400	1,395,148
Minerva SA (b)	377,349	901,615
Nong Shim Co. Ltd.	1,127	341,183
Sanquan Food Co. Ltd. (A Shares)	174,800	909,931
Tata Consumer Products Ltd. (b)	151,800	1,103,120
Tingyi (Cayman Islands) Holding Corp.	972,000	1,824,119
Ulker Biskuvi Sanayi A/S (b)	119,235	371,950
Uni-President China Holdings Ltd.	140,000	127,356
Unified-President Enterprises Corp.	5,172,000	11,723,740
Universal Robina Corp.	1,205,340	3,426,070
WH Group Ltd. (a)	1,316,000	1,134,267
		106,349,370
Household Products - 0.1%
C&S Paper Co. Ltd. (A Shares)	545,900	1,954,525
Hindustan Unilever Ltd.	177,153	5,120,295
Kimberly-Clark de Mexico SA de CV:
Series A	585,400	940,621
Series A sponsored ADR	2,476	19,783
		8,035,224
Personal Products - 0.4%
Hengan International Group Co. Ltd.	564,000	4,440,921
LG Household & Health Care Ltd.	15,105	18,736,481
Natura & Co. Holding SA	918,800	8,274,818
Organic Tea Cosmetics Holdings Co. Ltd.	4,513	2,744
		31,454,964
Tobacco - 0.0%
ITC Ltd.	160,000	417,383

TOTAL CONSUMER STAPLES		329,754,286

ENERGY - 1.9%
Energy Equipment & Services - 0.1%
China Oilfield Services Ltd. (H Shares)	4,906,000	3,844,569
Ezion Holdings Ltd. warrants 4/16/23 (b)(d)	5,020,014	5,793
Tenaris SA sponsored ADR	180,500	2,104,630
Yantai Jereh Oilfield Services (A Shares)	740,100	3,701,338
		9,656,330
Oil, Gas & Consumable Fuels - 1.8%
China Shenhua Energy Co. Ltd. (H Shares)	260,000	431,756
CNOOC Ltd.	18,145,099	20,562,135
CNOOC Ltd. sponsored ADR	30,300	3,428,748
Compania de Petroleos de Chile SA (COPEC)	677,892	4,970,691
Exxaro Resources Ltd.	126,121	1,020,649
Gazprom OAO sponsored ADR (Reg. S)	2,225,074	10,827,210
Grupa Lotos SA	4,822	52,974
Jizhong Energy Resources Co. Ltd. (A Shares)	587,500	320,839
Lukoil PJSC	66,548	4,469,637
Lukoil PJSC sponsored ADR	390,914	26,738,518
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (b)	155,885	876,866
NOVATEK OAO GDR (Reg. S)	88,029	13,037,095
PetroChina Co. Ltd. (H Shares)	2,408,000	830,973
Petroleo Brasileiro SA - Petrobras (ON)	1,024,000	4,171,886
Polski Koncern Naftowy Orlen SA	162,719	2,237,392
PT Adaro Energy Tbk	20,148,400	1,501,186
PTT Exploration and Production PCL NVDR	628,555	1,799,916
QGEP Participacoes SA	30,900	63,453
Reliance Industries Ltd.	1,188,671	33,761,752
Reliance Industries Ltd.	63,591	1,036,029
Susco Public Co. Ltd. unit	267,500	22,722
Tatneft PAO sponsored ADR	18,801	840,029
		133,002,456

TOTAL ENERGY		142,658,786

FINANCIALS - 10.0%
Banks - 6.1%
Absa Group Ltd.	759,186	3,459,752
Agricultural Bank of China Ltd. (H Shares)	1,301,000	434,502
Akbank TAS (b)	3,328,060	2,216,893
Al Rajhi Bank	184,581	3,194,099
Alpha Bank AE (b)	2,911,071	1,926,640
AMMB Holdings Bhd	69,200	48,509
Arab National Bank	96,441	533,833
Axis Bank Ltd. (b)	1,587,617	10,765,580
Banco do Brasil SA	775,791	4,623,451
Banco Santander Chile sponsored ADR	486,557	7,483,247
Bancolombia SA sponsored ADR	36,356	1,020,149
Bangkok Bank PCL NVDR	106,900	366,308
Bank of China Ltd. (H Shares)	37,867,000	12,313,956
BRE Bank SA	648	33,096
Capitec Bank Holdings Ltd.	137,871	6,791,374
China Construction Bank Corp. (H Shares)	52,886,000	37,269,485
China Merchants Bank Co. Ltd. (H Shares)	2,937,500	14,014,681
Chinatrust Financial Holding Co. Ltd.	5,228,000	3,371,927
Commercial International Bank SAE sponsored GDR	1,115,688	4,763,988
Credicorp Ltd. (United States)	76,590	9,993,463
E.SUN Financial Holdings Co. Ltd.	8,697,340	8,051,722
Emirates NBD Bank PJSC	286,500	842,383
Grupo Financiero Banorte S.A.B. de CV Series O (b)	5,910,467	20,438,947
Grupo Financiero Inbursa S.A.B. de CV Series O (b)	320,573	234,548
Habib Bank Ltd.	309,900	251,587
Hana Financial Group, Inc.	645,870	15,337,648
HDFC Bank Ltd.	1,286,713	19,599,335
HDFC Bank Ltd. sponsored ADR	322,618	16,001,853
ICICI Bank Ltd.	1,290,029	6,898,597
ICICI Bank Ltd. sponsored ADR	2,299,263	24,694,085
Industrial & Commercial Bank of China Ltd. (H Shares)	58,790,000	32,767,162
JSC Halyk Bank of Kazakhstan GDR unit	271,231	3,173,403
Kasikornbank PCL (For. Reg.)	481,900	1,306,309
KB Financial Group, Inc.	315,941	9,805,527
Komercni Banka A/S (b)	78,120	1,881,028
Kotak Mahindra Bank Ltd. (b)	298,111	5,702,673
Malayan Banking Bhd	1,172,025	2,062,404
National Bank of Abu Dhabi PJSC (b)	3,984,913	12,432,681
National Bank of Kuwait	2,167,240	6,105,901
Nova Ljubljanska banka d.d. unit (b)	414,756	3,682,421
OTP Bank PLC (b)	610,486	20,571,424
PT Bank Bukopin Tbk (b)	5,600	110
PT Bank Central Asia Tbk	6,959,700	14,994,718
PT Bank Mandiri (Persero) Tbk	15,309,900	6,260,270
PT Bank Negara Indonesia (Persero) Tbk	4,619,693	1,617,884
PT Bank Rakyat Indonesia Tbk	21,149,900	5,097,761
Qatar National Bank SAQ (b)	513,680	2,539,478
Sberbank of Russia	4,753,515	14,521,006
Sberbank of Russia sponsored ADR (b)	3,992,557	48,210,126
Shinhan Financial Group Co. Ltd.	145,970	3,634,250
Sinopac Holdings Co.	414,000	152,180
Standard Bank Group Ltd.	562,715	3,505,174
State Bank of India (b)	449,498	1,300,821
TCS Group Holding PLC GDR	149,452	3,669,047
Thanachart Capital PCL (For. Reg.)	868,300	900,987
TISCO Financial Group PCL	604,800	1,308,649
Turkiye Garanti Bankasi A/S (b)	2,924,407	2,692,956
Turkiye Is Bankasi A/S Series C (b)	5,487,232	3,670,114
United Bank Ltd.	397,673	299,698
Yapi ve Kredi Bankasi A/S (b)	1,580,932	437,174
		451,278,974
Capital Markets - 0.4%
BM&F BOVESPA SA	1,683,632	18,070,195
CITIC Securities Co. Ltd. (H Shares)	973,500	2,335,955
Hong Kong Exchanges and Clearing Ltd.	79,600	4,013,463
Huatai Securities Co. Ltd. (H Shares) (a)	1,281,400	2,246,107
Kiwoom Securities Co. Ltd.	2,237	205,332
Moscow Exchange MICEX-RTS OAO	1,191,050	2,197,266
Noah Holdings Ltd. sponsored ADR (b)	18,322	513,016
XP, Inc. Class A (b)	53,524	2,643,550
		32,224,884
Consumer Finance - 0.1%
Bajaj Finance Ltd.	20,101	957,025
Compartamos S.A.B. de CV	284,714	93,421
Shriram Transport Finance Co. Ltd.	987,615	9,470,152
		10,520,598
Diversified Financial Services - 0.4%
Alexander Forbes Group Holdings Ltd.	888	173
Chailease Holding Co. Ltd.	511,160	2,252,994
FirstRand Ltd.	5,074,281	11,330,229
Haci Omer Sabanci Holding A/S	879,341	925,937
Rec Ltd.	826,684	1,197,880
Yuanta Financial Holding Co. Ltd.	15,936,960	9,980,602
		25,687,815
Insurance - 2.6%
AIA Group Ltd.	5,937,984	60,833,204
BB Seguridade Participacoes SA	1,201,222	5,784,108
Cathay Financial Holding Co. Ltd.	767,738	1,041,297
China Life Insurance Co. Ltd.	299,000	209,130
China Life Insurance Co. Ltd. (H Shares)	7,645,000	18,623,463
China Pacific Insurance (Group) Co. Ltd. (H Shares)	858,600	2,381,822
FPC Par Corretora de Seguros	17,800	34,733
Fubon Financial Holding Co. Ltd.	2,512,000	3,659,290
HDFC Standard Life Insurance Co. Ltd. (a)(b)	43,357	340,196
Hyundai Fire & Marine Insurance Co. Ltd.	195,081	3,630,545
ICICI Lombard General Insurance Co. Ltd. (a)	21,044	361,005
IRB Brasil Resseguros SA	509,300	662,829
Liberty Holdings Ltd.	435,512	1,554,625
MMI Holdings Ltd.	1,647,333	1,473,258
Old Mutual Ltd.	354,664	234,124
Ping An Insurance Group Co. of China Ltd. (H Shares)	5,695,500	60,807,464
Porto Seguro SA	510,821	4,928,721
Powszechny Zaklad Ubezpieczen SA	261,933	1,932,368
Qualitas Controladora S.A.B. de CV	96,305	378,671
Samsung Fire & Marine Insurance Co. Ltd.	51,329	8,082,933
Sanlam Ltd.	2,753,264	8,929,988
Sul America SA unit	385,302	3,036,842
		188,920,616
Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp. Ltd.	980,295	24,523,266
LIC Housing Finance Ltd.	1,548,355	6,368,300
		30,891,566

TOTAL FINANCIALS		739,524,453

HEALTH CARE - 1.7%
Biotechnology - 0.1%
Akeso, Inc. (a)	73,000	277,632
Celltrion, Inc. (b)	7,973	1,994,081
Hualan Biological Engineer, Inc. (A Shares)	423,210	3,559,476
Innovent Biologics, Inc. (a)(b)	606,000	4,026,265
		9,857,454
Health Care Equipment & Supplies - 0.3%
Hartalega Holdings Bhd	365,000	1,447,557
Kossan Rubber Industries Bhd	240,900	924,158
Peijia Medical Ltd. (a)(b)	190,000	631,809
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	226,600	11,330,910
Top Glove Corp. Bhd	791,500	4,993,547
		19,327,981
Health Care Providers & Services - 0.2%
Aier Eye Hospital Group Co. Ltd. (A Shares)	89,610	680,013
Hapvida Participacoes e Investimentos SA (a)	573,500	6,776,062
Qualicorp Consultoria E Corret	322,932	1,841,452
Selcuk Ecza Deposu Tic A/S	230,594	250,980
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	666,100	1,185,353
		10,733,860
Life Sciences Tools & Services - 0.4%
Divi's Laboratories Ltd.	15,346	654,174
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)(b)	366,600	5,966,609
Pharmaron Beijing Co. Ltd. (H Shares) (a)	161,200	2,137,252
WuXi AppTec Co. Ltd.	56,471	906,297
WuXi AppTec Co. Ltd. (H Shares) (a)	679,664	10,047,548
Wuxi Biologics (Cayman), Inc. (a)(b)	386,500	10,006,491
		29,718,371
Pharmaceuticals - 0.7%
Ajanta Pharma Ltd.	5,697	115,454
Alembic Pharmaceuticals Ltd. (b)	4,278	55,016
Alkem Laboratories Ltd.	5,022	186,651
Aspen Pharmacare Holdings Ltd. (b)	12,506	100,240
Aurobindo Pharma Ltd.	305,714	3,375,701
Cadila Healthcare Ltd.	193,485	980,545
Cipla Ltd.	124,675	1,214,388
CSPC Pharmaceutical Group Ltd.	1,641,600	3,626,983
Dong-A St. Co. Ltd.	519	41,345
DongKook Pharmaceutical Co. Ltd. (d)	663	84,361
Dr. Reddy's Laboratories Ltd.	112,917	6,566,178
Hansoh Pharmaceutical Group Co. Ltd. (a)(b)	1,150,000	5,436,379
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	296,276	4,104,243
Marksans Pharma Ltd.	125,683	78,234
Richter Gedeon PLC	502,593	12,263,256
Sino Biopharmaceutical Ltd.	8,953,500	10,303,511
Torrent Pharmaceuticals Ltd.	14,536	528,131
Yunnan Baiyao Group Co. Ltd. (A Shares)	185,100	3,127,411
		52,188,027

TOTAL HEALTH CARE		121,825,693

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.1%
Elbit Systems Ltd. (Israel)	39,500	5,334,257
Air Freight & Logistics - 0.0%
SF Holding Co. Ltd. (A Shares)	224,000	2,783,462
Airlines - 0.0%
Azul SA sponsored ADR (b)(c)	32,566	395,677
Commercial Services & Supplies - 0.0%
Country Garden Services Holdings Co. Ltd.	319,502	2,226,012
Frontken Corp. BHD	248,800	226,969
		2,452,981
Construction & Engineering - 0.2%
China Communications Construction Co. Ltd. (H Shares)	2,213,000	1,240,473
China Communications Services Corp. Ltd. (H Shares)	1,926,000	1,261,662
China National Chemical Engineering Co. Ltd. (A Shares)	3,939,592	3,370,983
China Railway Construction Corp. Ltd. (H Shares)	1,635,000	1,254,967
Daelim Industrial Co.	21,728	1,590,025
Larsen & Toubro Ltd.	430,718	5,555,916
Orascom Construction PLC (b)	1,460	6,909
Sinopec Engineering Group Co. Ltd. (H Shares)	618,500	274,002
Tekfen Holding A/S	384,729	777,214
		15,332,151
Electrical Equipment - 0.1%
DONGYANG E&P, Inc.	21,665	262,716
Weg SA	288,747	3,405,828
		3,668,544
Industrial Conglomerates - 0.2%
Astra Industrial Group (b)	30,578	176,271
Cheil Industries, Inc.	19,452	1,769,101
CITIC Pacific Ltd.	843,000	768,594
CJ Corp.	2,147	146,447
Fosun International Ltd.	1,508,000	1,678,384
Hanwha Corp.	46,517	1,077,231
Hong Leong Industries Bhd	3,000	5,531
Koc Holding A/S	1,393,102	2,827,574
LG Corp.	41,364	2,880,664
Mannai Corp. (b)	86,440	72,077
SM Investments Corp.	359,500	6,303,115
		17,704,989
Machinery - 0.8%
Airtac International Group	310,000	6,868,725
Estun Automation Co. Ltd. (A Shares) (b)	849,700	2,336,273
HIWIN Technologies Corp.	365,318	4,003,689
Sany Heavy Industry Co. Ltd. (A Shares)	4,465,859	14,437,445
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,370,800	11,169,044
Sinotruk Hong Kong Ltd.	1,614,983	4,191,437
Techtronic Industries Co. Ltd.	173,000	2,190,897
Tian Di Science & Technology Co. Ltd. (A Shares)	333,700	159,335
Weichai Power Co. Ltd.:
(A Shares)	652,800	1,412,655
(H Shares)	5,536,000	11,112,421
XCMG Construction Machinery Co. Ltd. (A Shares)	1,398,600	1,268,215
Zoomlion Heavy Industry Science and Technology Co. Ltd. (H Shares)	610,600	610,708
		59,760,844
Marine - 0.0%
Qatar Navigation QPSC (b)	6,188	10,146
Professional Services - 0.1%
51job, Inc. sponsored ADR (b)	20,640	1,352,746
Centre Testing International Group Co. Ltd. (A Shares)	787,843	3,147,484
Sporton International, Inc.	327,000	3,005,003
		7,505,233
Road & Rail - 0.2%
Globaltrans Investment PLC GDR (Reg. S)	49,724	309,781
Localiza Rent A Car SA	256,365	2,256,910
Rumo SA (b)	1,849,200	7,628,351
United International Transportation Co.	417,708	3,792,334
		13,987,376
Trading Companies & Distributors - 0.0%
Al Hassan Ghazi Ibrahim Shaker Co. (b)	13,536	47,641
CCS Supply Chain Management Co. Ltd. A Shares	88,072	86,420
		134,061
Transportation Infrastructure - 0.3%
Airports of Thailand PCL (For. Reg.)	2,919,700	5,260,721
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR (b)	24,243	2,750,611
Grupo Aeroportuario Norte S.A.B. de CV (b)	545,600	2,492,376
Shanghai International Airport Co. Ltd. (A Shares)	813,442	9,074,604
Zhejiang Expressway Co. Ltd. (H Shares)	1,226,000	826,522
		20,404,834

TOTAL INDUSTRIALS		149,474,555

INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 0.1%
Accton Technology Corp.	670,000	5,336,102
Electronic Equipment & Components - 1.6%
AVIC Jonhon OptronicTechnology Co. Ltd.	314,929	2,221,097
Chaozhou Three-Circle Group Co. (A Shares)	277,300	1,132,936
China Railway Signal & Communications Corp. (H Shares) (a)	1,010,000	408,709
Compeq Manufacturing Co. Ltd.	531,000	788,882
Coretronic Corp.	106,400	126,930
Delta Electronics, Inc.	1,374,000	8,838,569
FLEXium Interconnect, Inc.	337,000	1,445,220
Foxconn Technology Co. Ltd.	31,000	55,076
General Interface Solution Holding Ltd.	45,000	199,108
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	1,066,903	5,829,569
Hollysys Automation Technologies Ltd.	22,938	248,419
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,423,626	29,899,487
INTOPS Co. Ltd.	30,521	393,237
Largan Precision Co. Ltd.	208,000	23,963,786
LG Display Co. Ltd. (b)	57,396	704,125
LG Innotek Co. Ltd.	38,037	4,644,498
Pinnacle Technology Holdings Ltd.	11,198	3,739
Redington India Ltd.	26,941	39,645
Samsung Electro-Mechanics Co. Ltd.	9,200	964,543
Samsung SDI Co. Ltd.	40,940	15,600,229
Simplo Technology Co. Ltd.	31,000	353,460
Sirtec International Co. Ltd.	5,000	4,544
Sunny Optical Technology Group Co. Ltd.	686,600	10,158,316
Synnex Technology International Corp.	132,000	196,331
Unimicron Technology Corp.	1,063,000	2,662,837
Yageo Corp.	139,600	1,582,206
Zhen Ding Technology Holding Ltd.	1,041,000	4,358,020
		116,823,518
IT Services - 0.9%
Dongbu Co. Ltd. (b)	66,875	39,928
HCL Technologies Ltd.	568,707	5,390,786
Hexaware Technologies Ltd.	405,665	2,195,104
Infosys Ltd.	1,018,464	12,891,280
Infosys Ltd. sponsored ADR	1,898,354	23,919,260
Mphasis BFL Ltd.	69,476	1,046,647
Network International Holdings PLC (a)	400,737	2,005,605
PagSeguro Digital Ltd. (b)	113,505	4,783,101
QIWI PLC Class B sponsored ADR	16,212	291,330
StoneCo Ltd. Class A (b)	77,302	3,942,402
Tata Consultancy Services Ltd.	194,168	5,982,892
Wipro Ltd.	820,682	3,042,559
WNS Holdings Ltd. sponsored ADR (b)	36,324	2,410,097
		67,940,991
Semiconductors & Semiconductor Equipment - 5.6%
ASE Technology Holding Co. Ltd.	1,535,000	3,181,457
Dongbu HiTek Co. Ltd.	29,703	889,210
Elan Microelectronics Corp.	69,000	333,481
Everlight Electronics Co. Ltd.	73,000	85,843
King Yuan Electronics Co. Ltd.	1,010,000	1,072,530
Kinsus Interconnect Technology Corp.	252,000	547,211
Malaysian Pacific Industries BHD	12,286	46,307
MediaTek, Inc.	1,809,900	34,250,175
Novatek Microelectronics Corp.	12,000	98,023
Phison Electronics Corp.	184,000	1,734,727
Powertech Technology, Inc.	671,000	1,973,194
Radiant Opto-Electronics Corp.	250,000	918,961
Realtek Semiconductor Corp.	575,000	7,436,779
Semiconductor Manufacturing International Corp. (b)	228,500	721,834
Silicon Motion Technology Corp. sponsored ADR	8,585	325,457
SK Hynix, Inc.	1,080,921	68,359,432
Sonix Technology Co. Ltd.	222,000	406,508
Taiwan Semiconductor Manufacturing Co. Ltd.	15,651,900	227,821,019
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	619,857	49,123,667
Topco Scientific Co. Ltd.	106,000	432,933
United Microelectronics Corp.	8,730,000	6,278,415
United Microelectronics Corp. sponsored ADR	335,891	1,189,054
Vanguard International Semiconductor Corp.	781,000	2,485,399
Win Semiconductors Corp.	142,000	1,382,254
		411,093,870
Software - 0.1%
Asseco Poland SA	16,805	323,972
Globant SA (b)	26,322	4,674,261
Kingsoft Corp. Ltd.	220,000	1,175,715
Mix Telematics Ltd. sponsored ADR	5,794	57,766
Nucleus Software Exports Ltd. (b)	31,536	210,659
Totvs SA	401,900	2,117,155
		8,559,528
Technology Hardware, Storage & Peripherals - 2.6%
Acer, Inc.	427,000	339,350
ASROCK, Inc.	94,000	636,670
ASUSTeK Computer, Inc.	98,000	810,524
Avalue Technology, Inc.	24,000	46,561
Catcher Technology Co. Ltd.	226,000	1,542,255
Chicony Electronics Co. Ltd.	92,000	277,118
Compal Electronics, Inc.	392,000	246,826
Inventec Corp.	70,000	54,202
Lenovo Group Ltd.	6,000,000	4,000,292
Lite-On Technology Corp.	1,618,000	2,555,230
Pegatron Corp.	2,433,000	5,175,539
Quanta Computer, Inc.	242,000	634,219
Samsung Electronics Co. Ltd.	3,846,402	174,909,333
Wistron Corp.	377,000	409,322
Xiaomi Corp. Class B (a)(b)	608,400	1,884,094
		193,521,535

TOTAL INFORMATION TECHNOLOGY		803,275,544

MATERIALS - 2.9%
Chemicals - 0.5%
China Sanjiang Fine Chemicals Ltd.	424,000	115,044
LG Chemical Ltd.	49,038	30,558,288
PhosAgro OJSC GDR (Reg. S)	49,090	585,153
Sinofert Holdings Ltd.	2,270,000	213,503
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (c)	147,320	4,619,955
Solar Industries India Ltd. (b)	139,800	2,142,519
Taekwang Industrial Co. Ltd.	168	93,372
		38,327,834
Construction Materials - 0.4%
Anhui Conch Cement Co. Ltd.:
(A Shares)	192,400	1,711,202
(H Shares)	2,551,500	18,471,433
Asia Cement (China) Holdings Corp.	259,584	262,856
CEMEX S.A.B. de CV sponsored ADR	1,132,200	3,634,362
China National Building Materials Co. Ltd. (H Shares)	3,108,442	4,362,958
China Resources Cement Holdings Ltd.	378,165	550,723
Eastern Province Cement Co.	6,657	62,213
Grupo Cementos de Chihuahua S.A.B. de CV	18,990	86,367
JK Cement Ltd.	150,100	3,052,138
West China Cement Ltd.	346,000	60,622
		32,254,874
Containers & Packaging - 0.0%
Bio Pappel S.A.B. de CV (b)	24,738	18,224
Klabin SA unit	357,294	1,676,089
		1,694,313
Metals & Mining - 1.8%
African Rainbow Minerals Ltd.	32,510	408,215
Alrosa Co. Ltd.	3,440,260	3,049,081
Anglo American Platinum Ltd.	37,024	2,761,131
AngloGold Ashanti Ltd.	418,243	12,400,644
AngloGold Ashanti Ltd. sponsored ADR	68,828	2,031,114
Ann Joo Resources Bhd (b)	500	82
Baoshan Iron & Steel Co. Ltd. (A Shares)	775,400	559,320
Eregli Demir ve Celik Fabrikalari T.A.S.	87,253	103,643
Gold Fields Ltd. sponsored ADR	474,832	6,187,061
Grupo Mexico SA de CV Series B	863,502	2,304,566
Harmony Gold Mining Co. Ltd. (b)	212,883	1,378,917
Hindalco Industries Ltd.	1,183,314	2,992,348
Impala Platinum Holdings Ltd.	1,812,881	16,723,262
KGHM Polska Miedz SA (Bearer) (b)	81,849	3,041,363
KISCO Corp.	6,262	23,229
Korea Zinc Co. Ltd.	21,896	7,347,806
Koza Altin Isletmeleri A/S (b)	46,740	494,714
Kumba Iron Ore Ltd.	93,581	2,931,436
Magnitogorsk Iron & Steel Works PJSC sponsored GDR (Reg. S)	37,183	252,844
MMC Norilsk Nickel PJSC sponsored ADR	528,829	13,775,995
Nanjing Iron & Steel Co. Ltd.	400,200	186,997
Novolipetsk Steel OJSC GDR (Reg. S)	15,676	328,569
Polyus PJSC	11,353	2,757,611
Polyus PJSC:
unit	16,183	1,992,127
rights (b)	207	0
POSCO	56,793	8,794,260
POSCO sponsored ADR	35,770	1,382,153
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	784,304	419,154
Sheng Yu Steel Co. Ltd.	30,418	18,687
Sibanye Stillwater Ltd.	1,850,154	5,663,538
Southern Copper Corp.	85,361	4,105,864
Ternium SA sponsored ADR	417,013	7,456,192
Vale SA	522,900	5,696,207
Vale SA sponsored ADR	1,252,697	13,779,667
Welspun Gujarat Stahl Rohren Ltd.	104,085	152,810
Xinyu Iron & Steel Co. Ltd.	1,705,147	1,070,627
		132,571,234
Paper & Forest Products - 0.2%
Duratex SA	527,579	1,532,131
Middle East Paper Co. (b)	62,895	285,761
Suzano Papel e Celulose SA (b)	1,177,800	10,792,290
		12,610,182

TOTAL MATERIALS		217,458,437

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Concentradora Fibra Danhos SA de CV	12,699	11,949
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,823,995	437,302
Link (REIT)	208,900	1,661,852
Macquarie Mexican (REIT) (a)	9,672	11,240
		2,122,343
Real Estate Management & Development - 0.8%
Agile Property Holdings Ltd.	3,329,238	4,589,762
Ayala Land, Inc.	7,940,600	4,717,188
BR Malls Participacoes SA	12,481	21,141
Central China Real Estate Ltd.	137,925	60,254
China Overseas Grand Oceans Group Ltd.	656,000	426,679
China Overseas Land and Investment Ltd.	1,921,000	5,556,477
China Resources Land Ltd.	558,000	2,577,743
China Vanke Co. Ltd. (H Shares)	476,800	1,480,058
Country Garden Holdings Co. Ltd.	6,757,635	8,367,046
Emaar Properties PJSC (b)	5,818,468	4,562,076
Gemdale Properties and Investment Corp. Ltd.	628,000	111,631
Greenland Holdings Corp. Ltd. (A Shares)	5,280,363	5,898,382
Greenland Hong Kong Holdings Ltd.	133,366	44,311
Hang Lung Properties Ltd.	894,000	2,519,148
Hopson Development Holdings Ltd.	24,545	49,125
K Wah International Holdings Ltd.	409,123	194,055
KSL Holdings Bhd (b)	105,100	14,256
KWG Property Holding Ltd.	980,500	1,860,771
Logan Property Holdings Co. Ltd.	415,692	773,186
Longfor Properties Co. Ltd. (a)	708,548	3,748,586
Poly Property Group Co. Ltd.	532,686	167,499
Powerlong Real Estate Holding Ltd.	378,417	273,507
PT Puradelta Lestari TBK	2,392,500	37,130
Risesun Real Estate Development Co. Ltd. (A Shares)	3,065,444	3,688,318
Road King Infrastructure Ltd.	106,966	142,011
Shanghai Shimao Co. Ltd. (A Shares)	1,476,815	1,418,926
Shimao Property Holdings Ltd.	737,278	3,313,497
Shui On Land Ltd.	360,500	49,259
Sun Hung Kai Properties Ltd.	144,500	1,938,687
Sunac China Holdings Ltd.	479,000	2,010,752
United Development Co. (b)	229,244	78,136
Yango Group Co. Ltd. (A Shares)	146,038	150,336
		60,839,933

TOTAL REAL ESTATE		62,962,276

UTILITIES - 0.3%
Electric Utilities - 0.1%
Cheung Kong Infrastructure Holdings Ltd.	205,500	1,086,133
EDP Energias do Brasil SA	693,537	2,366,014
Equatorial Energia SA	791,624	3,352,318
Polska Grupa Energetyczna SA (b)	195,906	321,182
Tenaga Nasional Bhd	903,830	2,356,402
		9,482,049
Gas Utilities - 0.2%
China Gas Holdings Ltd.	1,829,200	5,007,768
China Resource Gas Group Ltd.	338,000	1,585,455
Daesung Energy Co. Ltd.	20,047	84,746
ENN Energy Holdings Ltd.	472,300	5,233,069
Gujarat State Petronet Ltd.	7,065	19,631
PT Perusahaan Gas Negara Tbk Series B	94,100	8,110
		11,938,779
Independent Power and Renewable Electricity Producers - 0.0%
AES Gener SA	308,602	50,207
Benpres Holdings Corp. (b)	124,600	6,066
Colbun SA	576,000	88,901
Huadian Power International Corp. Ltd. (H Shares)	1,384,000	387,198
		532,372
Water Utilities - 0.0%
SIIC Environment Holdings Ltd.	249,000	36,279

TOTAL UTILITIES		21,989,479

TOTAL COMMON STOCKS
(Cost $3,136,748,963)		4,042,861,068

Nonconvertible Preferred Stocks - 1.4%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	139,340	1,216,761
Telefonica Brasil SA sponsored ADR	272,100	2,375,433
		3,592,194
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Hyundai Motor Co.	22,182	1,625,117
Multiline Retail - 0.1%
Lojas Americanas SA (PN)	837,260	4,931,711

TOTAL CONSUMER DISCRETIONARY		6,556,828

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.) (c)	197,200	1,579,572
sponsored ADR	1,356,204	11,080,187
		12,659,759
FINANCIALS - 0.6%
Banks - 0.6%
Banco Bradesco SA (PN)	1,038,331	3,930,818
Banco do Estado Rio Grande do Sul SA	4,800	11,495
Itau Unibanco Holding SA	5,703,036	24,515,195
Itau Unibanco Holding SA sponsored ADR	1,800,098	7,668,417
Itausa-Investimentos Itau SA (PN)	5,735,038	9,871,572
Sberbank of Russia	58,536	170,355
Sberbank of Russia	133,904	389,550
		46,557,402
INDUSTRIALS - 0.1%
Airlines - 0.1%
Azul SA (b)	1,274,200	5,165,644
INFORMATION TECHNOLOGY - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co. Ltd.	609,850	24,393,897
MATERIALS - 0.0%
Chemicals - 0.0%
LG Chemical Ltd.	9,499	2,999,672
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia de Transmissao de Energia Eletrica Paulista (PN)	147,836	578,283
Companhia Paranaense de Energia-Copel (PN-B)	116,800	1,317,131
		1,895,414
Water Utilities - 0.0%
Cia de Saneamento do Parana	327,210	315,952

TOTAL UTILITIES		2,211,366

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $121,241,528)		104,136,762

Equity Funds - 40.6%
Diversified Emerging Markets Funds - 40.6%
Aberdeen Emerging Markets Fund Institutional Service Class	9,275,669	152,955,786
Brandes Emerging Markets Value Fund Class A	16,606,658	120,896,467
Fidelity Emerging Markets Fund (e)	13,755,826	549,820,362
Fidelity SAI Emerging Markets Index Fund (e)	54,379,032	781,970,482
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	42,377,117	399,616,212
Fidelity SAI Emerging Markets Value Index Fund (e)	17,231,252	201,088,705
GMO Emerging Markets Fund - Class III	1,924,381	62,119,005
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	8,966,097	224,242,077
Invesco Oppenheimer Developing Markets Fund Class R6	4,054,942	186,730,058
Invesco Oppenheimer Emerging Markets Innovators Fund Class R6 (b)	4,679,444	55,732,183
iShares MSCI China ETF	1,959,010	148,199,107
iShares MSCI EM ESG Optimized ETF (c)	209,609	7,539,636
iShares MSCI South Korea Index ETF	373,835	23,577,773
Lazard Emerging Markets Equity Portfolio Open Shares	2,147,890	32,970,118
Matthews Korea Fund Investor Class	6,983,487	32,962,061
Matthews Pacific Tiger Fund Investor Class	128	3,991
Xtrackers Harvest CSI 300 China ETF Class A(c)	541,469	19,135,514
TOTAL EQUITY FUNDS
(Cost $2,476,909,031)		2,999,559,537

Other - 0.1%
Commodity Funds - Broad Basket - 0.1%
Fidelity SAI Inflation-Focused Fund (e)
(Cost $6,500,000)	831,202	8,320,332

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.16% 9/3/20 to 11/27/20 (f)
(Cost $14,897,261)	14,900,000	14,897,109

Money Market Funds - 3.5%
Fidelity Cash Central Fund 0.12% (g)	5,971,240	5,972,434
Fidelity Securities Lending Cash Central Fund 0.11% (g)(h)	37,821,312	37,825,094
State Street Institutional U.S. Government Money Market Fund Premier Class .04% (i)	212,061,288	212,061,288
TOTAL MONEY MARKET FUNDS
(Cost $255,859,006)		255,858,816
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $6,012,155,789)		7,425,633,624
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(44,221,430)
NET ASSETS - 100%		$7,381,412,194

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,572	Sept. 2020	$141,511,440	$9,481,064	$9,481,064

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,685,564 or 0.8% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,918,126.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,020
Fidelity Securities Lending Cash Central Fund	739,358
Total	$743,378

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$398,711,045	$55,000,000	$--	$--	$--	$96,109,317	$549,820,362
Fidelity SAI Emerging Markets Index Fund	--	899,691,216	291,000,000	--	23,012,759	150,266,507	781,970,482
Fidelity SAI Emerging Markets Low Volatility Index Fund	232,700,499	149,000,000	--	--	--	17,915,713	399,616,212
Fidelity SAI Emerging Markets Value Index Fund	--	196,000,000	--	--	--	5,088,705	201,088,705
Fidelity SAI Inflation-Focused Fund	--	6,500,000	--	--	--	1,820,332	8,320,332
Total	$631,411,544	$1,306,191,216	$291,000,000	$--	$23,012,759	$271,200,574	$1,940,816,093

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$580,976,838	$236,303,239	$344,673,599	$--
Consumer Discretionary	883,109,743	697,256,112	185,824,948	28,683
Consumer Staples	329,754,286	234,183,748	95,570,538	--
Energy	155,318,545	125,173,682	30,139,070	5,793
Financials	786,081,855	496,920,941	289,160,914	--
Health Care	121,825,693	61,529,322	60,212,010	84,361
Industrials	154,640,199	127,004,120	27,636,079	--
Information Technology	827,669,441	555,401,626	272,267,815	--
Materials	220,458,109	168,183,611	52,274,498	--
Real Estate	62,962,276	21,046,380	41,915,896	--
Utilities	24,200,845	10,864,943	13,335,902	--
Equity Funds	2,999,559,537	2,999,559,537	--	--
Other	8,320,332	8,320,332	--	--
Other Short-Term Investments	14,897,109	--	14,897,109	--
Money Market Funds	255,858,816	255,858,816	--	--
Total Investments in Securities:	$7,425,633,624	$5,997,606,409	$1,427,908,378	$118,837
Derivative Instruments:
Assets
Futures Contracts	$9,481,064	$9,481,064	$--	$--
Total Assets	$9,481,064	$9,481,064	$--	$--
Total Derivative Instruments:	$9,481,064	$9,481,064	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$9,481,064	$0
Total Equity Risk	9,481,064	0
Total Value of Derivatives	$9,481,064	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of the direct investments by country of issue, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	44.4%
Cayman Islands	15.5%
China	7.0%
Korea (South)	6.7%
Taiwan	6.7%
India	3.6%
Brazil	3.6%
Hong Kong	2.3%
Russia	2.0%
South Africa	1.9%
Others (Individually Less Than 1%)	6.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $36,322,798) — See accompanying schedule: Unaffiliated issuers (cost $4,375,755,524)	$5,441,020,003
Fidelity Central Funds (cost $43,797,718)	43,797,528
Other affiliated issuers (cost $1,592,602,547)	1,940,816,093
Total Investment in Securities (cost $6,012,155,789)		$7,425,633,624
Cash		8,044,245
Foreign currency held at value (cost $6,870,368)		6,880,814
Receivable for investments sold		11,381,229
Receivable for fund shares sold		2,361,536
Dividends receivable		3,394,047
Interest receivable		9,065
Distributions receivable from Fidelity Central Funds		113,389
Prepaid expenses		12,192
Other receivables		85,672
Total assets		7,457,915,813
Liabilities
Payable for investments purchased	$29,656,494
Payable for fund shares redeemed	2,776,579
Accrued management fee	1,871,995
Payable for daily variation margin on futures contracts	3,202,950
Other payables and accrued expenses	1,221,076
Collateral on securities loaned	37,774,525
Total liabilities		76,503,619
Net Assets		$7,381,412,194
Net Assets consist of:
Paid in capital		$6,212,846,231
Total accumulated earnings (loss)		1,168,565,963
Net Assets		$7,381,412,194
Net Asset Value, offering price and redemption price per share ($7,381,412,194 ÷ 652,331,460 shares)		$11.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$51,365,435
Interest		356,222
Income from Fidelity Central Funds (including $739,358 from security lending)		743,378
Income before foreign taxes withheld		52,465,035
Less foreign taxes withheld		(5,736,877)
Total income		46,728,158
Expenses
Management fee	$16,402,755
Custodian fees and expenses	474,380
Independent trustees' fees and expenses	30,636
Registration fees	75,760
Audit	62,920
Legal	6,095
Miscellaneous	23,445
Total expenses before reductions	17,075,991
Expense reductions	(7,265,293)
Total expenses after reductions		9,810,698
Net investment income (loss)		36,917,460
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $142)	(73,241,312)
Fidelity Central Funds	19,595
Other affiliated issuers	23,012,759
Foreign currency transactions	(1,942,455)
Futures contracts	5,354,235
Total net realized gain (loss)		(46,797,178)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $772,428)	538,379,466
Fidelity Central Funds	(190)
Other affiliated issuers	271,200,574
Assets and liabilities in foreign currencies	257,878
Futures contracts	19,933,691
Total change in net unrealized appreciation (depreciation)		829,771,419
Net gain (loss)		782,974,241
Net increase (decrease) in net assets resulting from operations		$819,891,701

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,917,460	$108,126,598
Net realized gain (loss)	(46,797,178)	4,525,353
Change in net unrealized appreciation (depreciation)	829,771,419	(7,473,055)
Net increase (decrease) in net assets resulting from operations	819,891,701	105,178,896
Distributions to shareholders	–	(108,590,118)
Share transactions
Proceeds from sales of shares	2,303,894,577	778,953,889
Reinvestment of distributions	–	107,714,914
Cost of shares redeemed	(560,618,782)	(725,778,234)
Net increase (decrease) in net assets resulting from share transactions	1,743,275,795	160,890,569
Total increase (decrease) in net assets	2,563,167,496	157,479,347
Net Assets
Beginning of period	4,818,244,698	4,660,765,351
End of period	$7,381,412,194	$4,818,244,698
Other Information
Shares
Sold	237,733,421	75,927,054
Issued in reinvestment of distributions	–	9,678,318
Redeemed	(57,701,087)	(69,026,725)
Net increase (decrease)	180,032,334	16,578,647

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Emerging Markets Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.20	$10.23	$11.75	$9.14	$7.15	$9.47
Income from Investment Operations
Net investment income (loss)B	.06	.23C	.17	.14	.10	.10
Net realized and unrealized gain (loss)	1.06	(.03)	(1.53)	2.62	1.99	(2.32)
Total from investment operations	1.12	.20	(1.36)	2.76	2.09	(2.22)
Distributions from net investment income	–	(.23)	(.16)	(.15)	(.10)	(.10)
Distributions from net realized gain	–	–	–	–D	(.01)	–
Total distributions	–	(.23)	(.16)	(.15)	(.10)E	(.10)
Net asset value, end of period	$11.32	$10.20	$10.23	$11.75	$9.14	$7.15
Total ReturnF,G	10.98%	1.80%	(11.48)%	30.23%	29.40%	(23.49)%
Ratios to Average Net AssetsH,I,J
Expenses before reductions	.59%K	.64%	.66%	.70%	.60%	.50%
Expenses net of fee waivers, if any	.34%K	.39%	.41%	.45%	.35%	.25%
Expenses net of all reductions	.34%K	.39%	.40%	.45%	.35%	.24%
Net investment income (loss)	1.28%K	2.20%C	1.60%	1.36%	1.23%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$7,381,412	$4,818,245	$4,660,765	$5,070,379	$4,599,443	$4,265,092
Portfolio turnover rateJ	40%K	39%	57%	31%	23%	41%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend which amounted to $.03 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.87%.

 D Amount represents less than $.005 per share.

 E Total distributions of $.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Amounts do not include the activity of Underlying Funds.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Strategic Advisers Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR). The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $56,500 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,674,924,597
Gross unrealized depreciation	(287,149,649)
Net unrealized appreciation (depreciation)	$1,387,774,948
Tax cost	$6,047,339,740

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(234,855,303)

The Fund elected to defer to its next fiscal year approximately $636,836 of ordinary losses recognized during the period January 1, 2020 to February 29, 2020.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Emerging Markets Fund	2,927,003,314	1,105,502,824

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .57% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, Causeway Capital Management, LLC, FIAM LLC (an affiliate of the investment adviser), FIL Investment Advisors, Schroder Investment Management North America, Inc., Somerset Capital Management LLP and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Emerging Markets Fund	$910

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $38,531.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Strategic Advisers Emerging Markets Fund	$6,391

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from Fidelity Central Funds is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2023. During the period, this waiver reduced the Fund's management fee by $7,194,593.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $67,474 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,226.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Emerging Markets Fund	10%
Fidelity SAI Emerging Markets Index Fund	23%
Fidelity SAI Emerging Markets Low Volatility Index Fund	36%
Fidelity SAI Emerging Markets Value Index Fund	29%
Fidelity SAI Inflation-Focused Fund	24%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Strategic Advisers Emerging Markets Fund	.34%
Actual		$1,000.00	$1,109.80	$1.81
Hypothetical-C		$1,000.00	$1,023.49	$1.73

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of New Sub-Advisory Agreement and New and Amended Sub-Subadvisory Agreements

Strategic Advisers Emerging Markets Fund

In June 2020, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve: (i) a new sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), Geode Capital Management, LLC (Geode), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (Geode Sub-Advisory Agreement); (ii) new sub-subadvisory agreements among FIAM LLC (FIAM), each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Japan) Limited (FMR Japan), and Fidelity Management & Research (Hong Kong) Limited (FMR H.K., and together with FMR UK and FMR Japan, New Sub-Subadvisers), and the Trust on behalf of the fund (New Sub-Subadvisory Agreements and together with the Geode Sub-Advisory Agreement, New Agreements); and (iii) an amendment (SIMNA Amendment) to the existing sub-subadvisory agreement among Schroder Investment Management North American Inc. (SIMNA Inc.) and Schroder Investment Management North America Limited (SIMNA Ltd.), and the Trust on behalf of the fund (SIMNA Sub-Subadvisory Agreement) to increase the fees paid by SINMA Inc. to SINMA Ltd. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve each New Agreement and the SIMNA Amendment, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each New Agreement and the SIMNA Amendment is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the fees to be charged under the Geode Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each New Agreement and the SIMNA Amendment was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also considered the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structures of the investment personnel compensation programs and whether such structures provide appropriate incentives to act in the best interests of the fund.

With respect to the New Sub-Subadvisory Agreements, the Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by Strategic Advisers and FIAM, including the resources dedicated to investment management and support services, as well as shareholder and administrative services, in connection with its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements at its September 2019 meeting. The Board noted its familiarity with the nature, extent and quality of services provided by Geode and the New Sub-Subadvisers to other Strategic Advisers funds. The Board also considered the detailed information provided by Strategic Advisers, FIAM, and Geode in the June 2020 annual contract renewal materials.

With respect to the SINMA Sub-Subadvisory Agreement, the Board noted that it had approved the annual renewal of the SINMA Sub-Subadvisory Agreement at its September 2019 meeting and that no material contract terms are impacted by the SIMNA Amendment. The Board considered that the SIMNA Amendment will not result in any changes to (i) the nature, extent and quality of the sub-advisory or sub-subadvisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that SINMA Inc., and not the fund, compensates SINMA Ltd. under the terms of the SIMNA Sub-Subadvisory Agreement and that the fund and Strategic Advisers are not responsible for any such fees or expenses.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staffs, their use of technology, and their approach to managing and compensating investment personnel. The Board noted that Geode's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered Geode's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered: (i) the nature, extent, quality, and cost of advisory services to be performed by Geode under the Geode Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board considered the model performance of the investment mandate to be used by Geode. The Board noted that it had previously approved the same investment mandate for another Strategic Advisers fund, but there is no historical investment performance to review as the mandate is still unfunded.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Agreements should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  With respect to the Geode Sub-Advisory Agreement, the Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to Geode. The Board also considered the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring Geode. The Board noted that the approval of the Geode Sub-Advisory Agreement will not initially result in any changes to the fund's management fee or total net expenses because Strategic Advisers does not expect to allocate assets to Geode at this time.

With respect to the New Sub-Subadvisory Agreements, the Board considered that FIAM, and not the fund, will compensate the New Sub-Subadvisers under the terms of the New Sub-Subadvisory Agreements and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the New Sub-Subadvisory Agreements will not result in any changes to the fees paid under the sub-advisory agreement among Strategic Advisers, FIAM, and the Trust on behalf of the fund.

With respect to the SIMNA Amendment, the Board considered that SINMA Inc., and not the fund, compensates SINMA Ltd. under the terms of the SIMNA Sub-Subadvisory Agreement and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the SIMNA Amendment will not result in any changes to the fees paid under the sub-advisory agreement among Strategic Advisers, SINMA Inc., and the Trust on behalf of the fund.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.20% of the fund's average daily net assets and that neither the New Agreements nor the SIMNA Amendment will result in changes to the maximum aggregate annual management fee payable by the fund, in Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2022, or its proposal to extend the waiver through September 30, 2023.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Agreements and the SIMNA Amendment were negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the New Agreements and the SIMNA Amendment.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the New Agreements and/or the SIMNA Amendment will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Geode Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to Geode as assets allocated to Geode grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the New Sub-Subadvisory Agreements or the SIMNA Amendment because the fund will not bear any additional management fees or expenses under the New Sub-Subadvisory Agreements or as a result of the SIMNA Amendment.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Geode Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the New Agreements and the SIMNA Amendment are in the best interests of the fund and its shareholders and should be approved. The Board also concluded that the sub-advisory fees to be charged under the Geode Sub-Advisory Agreement will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Agreements and the SIMNA Amendment does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

SAE-SANN-1020
1.918361.110

Strategic Advisers® Income Opportunities Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of New Sub-Subadvisory Agreements

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2020

(excluding cash equivalents)	% of fund's net assets
Vanguard High-Yield Corporate Fund Admiral Shares	11.2
Artisan High Income Fund Investor Shares	10.5
BlackRock High Yield Bond Portfolio Institutional Class	10.4
T. Rowe Price High Yield Fund Advisor Class	10.2
MainStay High Yield Corporate Bond Fund Class A	7.5
Fidelity Capital & Income Fund	7.0
Eaton Vance Income Fund of Boston Class A	4.0
iShares iBoxx $ High Yield Corporate Bond ETF	0.8
SPDR Lehman High Yield Bond ETF	0.8
SPDR Barclays Short Term High Yield Bond ETF	0.7

Asset Allocation (% of fund's net assets)

As of August 31, 2020
Corporate Bonds	34.4%
Asset-Backed Securities	0.5%
High Yield Fixed-Income Funds	63.1%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 34.4%
	Principal Amount	Value
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24	$2,959,000	$2,783,132
3.375% 8/15/26	1,350,000	1,331,470
		4,114,602
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc. 15% 7/31/23 (a)(b)	293,700	293,700

TOTAL CONVERTIBLE BONDS		4,408,302

Nonconvertible Bonds - 34.3%
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 2.3%
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (c)	11,785,000	12,340,074
7.5% 10/15/26 (c)	4,665,000	4,979,888
Century Telephone Enterprises, Inc. 6.875% 1/15/28	80,000	88,000
CenturyLink, Inc.:
5.125% 12/15/26 (c)	4,700,000	4,874,018
5.625% 4/1/25	860,000	927,725
5.8% 3/15/22	1,000,000	1,044,915
6.45% 6/15/21	4,510,000	4,663,926
6.75% 12/1/23	836,000	925,878
7.6% 9/15/39	1,925,000	2,218,409
7.65% 3/15/42	1,587,000	1,831,255
Embarq Corp. 7.995% 6/1/36	2,028,000	2,432,038
Frontier Communications Corp. 8% 4/1/27 (c)	9,795,000	9,843,975
Level 3 Financing, Inc.:
3.625% 1/15/29 (c)	210,000	210,546
4.25% 7/1/28 (c)	1,915,000	1,971,014
4.625% 9/15/27 (c)	5,470,000	5,729,825
5.125% 5/1/23	1,400,000	1,400,000
5.25% 3/15/26	590,000	615,134
5.375% 1/15/24	675,000	682,594
5.375% 5/1/25	2,000,000	2,059,800
Sable International Finance Ltd. 5.75% 9/7/27 (c)	3,255,000	3,429,468
SFR Group SA:
7.375% 5/1/26 (c)	7,860,000	8,344,569
8.125% 2/1/27 (c)	5,855,000	6,528,325
Sprint Capital Corp.:
6.875% 11/15/28	3,360,000	4,298,246
8.75% 3/15/32	1,900,000	2,869,831
Telecom Italia Capital SA:
6% 9/30/34	1,560,000	1,895,400
6.375% 11/15/33	315,000	393,750
Telecom Italia SpA 5.303% 5/30/24 (c)	2,895,000	3,195,964
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)	2,600,000	2,763,800
Virgin Media Finance PLC 5% 7/15/30 (c)	2,595,000	2,672,850
Windstream Escrow LLC 7.75% 8/15/28 (c)	1,125,000	1,125,236
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)	805,000	795,944
6.125% 3/1/28 (c)	5,493,000	5,671,523
		102,823,920
Entertainment - 0.3%
AMC Entertainment Holdings, Inc.:
10.5% 4/24/26 (c)	643,000	552,980
12% 6/15/26 pay-in-kind (c)(d)	5,453,000	2,018,701
National CineMedia LLC:
5.75% 8/15/26	625,000	415,625
5.875% 4/15/28 (c)	475,000	384,750
Netflix, Inc.:
4.875% 4/15/28	715,000	827,613
4.875% 6/15/30 (c)	510,000	590,963
5.375% 11/15/29 (c)	4,620,000	5,555,550
5.875% 11/15/28	925,000	1,133,125
6.375% 5/15/29	285,000	359,813
		11,839,120
Media - 3.5%
Altice Financing SA:
5% 1/15/28 (c)	1,830,000	1,880,325
7.5% 5/15/26 (c)	5,535,000	5,906,883
Altice France Holding SA 6% 2/15/28 (c)	2,525,000	2,525,000
AMC Networks, Inc.:
4.75% 8/1/25	700,000	724,500
5% 4/1/24	1,350,000	1,375,313
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (c)	3,215,000	3,259,206
4.25% 2/1/31 (c)	9,975,000	10,421,037
4.5% 8/15/30 (c)	5,450,000	5,763,375
4.5% 5/1/32 (c)	2,225,000	2,358,255
4.75% 3/1/30 (c)	2,831,000	3,041,485
5% 2/1/28 (c)	6,633,000	7,014,398
5.125% 5/1/27 (c)	3,305,000	3,519,891
5.375% 6/1/29 (c)	2,685,000	2,950,734
5.5% 5/1/26 (c)	6,895,000	7,205,275
5.75% 2/15/26 (c)	1,000,000	1,048,060
Clear Channel International BV 6.625% 8/1/25 (c)	200,000	207,000
Clear Channel Worldwide Holdings, Inc.:
5.125% 8/15/27 (c)	3,000,000	3,030,900
9.25% 2/15/24	9,405,000	9,216,900
CSC Holdings LLC:
3.375% 2/15/31 (c)	595,000	586,265
4.125% 12/1/30 (c)	2,885,000	2,994,630
4.625% 12/1/30 (c)	7,390,000	7,557,827
5.5% 5/15/26 (c)	4,430,000	4,646,893
5.5% 4/15/27 (c)	2,650,000	2,826,119
6.75% 11/15/21	2,000,000	2,100,000
7.5% 4/1/28 (c)	3,285,000	3,687,413
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (c)	345,000	310,500
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.375% 8/15/26 (c)	1,610,000	1,255,800
6.625% 8/15/27 (c)	9,830,000	5,529,375
DISH DBS Corp.:
5.875% 7/15/22	1,975,000	2,084,613
5.875% 11/15/24	2,840,000	3,001,802
6.75% 6/1/21	2,647,000	2,713,175
7.375% 7/1/28 (c)	1,225,000	1,298,868
7.75% 7/1/26	899,000	1,029,355
Dolya Holdco 18 DAC 5% 7/15/28 (c)	1,410,000	1,461,395
Entercom Media Corp. 6.5% 5/1/27 (c)	700,000	596,750
Gray Television, Inc. 7% 5/15/27 (c)	2,175,000	2,359,875
iHeartCommunications, Inc. 8.375% 5/1/27	1,740,000	1,748,700
Outfront Media Capital LLC / Corp. 6.25% 6/15/25 (c)	300,000	312,750
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (c)	11,201,000	11,341,013
6.875% 2/15/23 (c)	1,340,000	1,373,500
Scripps Escrow, Inc. 5.875% 7/15/27 (c)	200,000	200,000
Sinclair Television Group, Inc.:
5.125% 2/15/27 (c)	420,000	408,450
5.875% 3/15/26 (c)	925,000	927,313
Sirius XM Radio, Inc.:
4.125% 7/1/30 (c)	5,500,000	5,788,750
4.625% 7/15/24 (c)	750,000	780,000
5% 8/1/27 (c)	135,000	143,192
5.5% 7/1/29 (c)	4,000,000	4,393,120
Univision Communications, Inc.:
5.125% 2/15/25 (c)	1,825,000	1,836,406
6.625% 6/1/27 (c)	2,980,000	2,994,900
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (c)	150,000	157,500
5.5% 8/15/26 (c)	2,970,000	3,129,638
5.5% 5/15/29 (c)	1,110,000	1,200,188
Ziggo Bond Co. BV:
5.125% 2/28/30 (c)	1,110,000	1,176,600
6% 1/15/27 (c)	2,000,000	2,105,000
Ziggo BV:
4.875% 1/15/30 (c)	835,000	885,693
5.5% 1/15/27 (c)	3,352,000	3,522,986
		161,914,891
Wireless Telecommunication Services - 1.6%
Digicel Group 0.5 Ltd. 10% 4/1/24 pay-in-kind (e)	1,955,000	1,477,858
Digicel Group Ltd. 6.75% 3/1/23 (c)	5,225,000	3,420,740
Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd.:
8.75% 5/25/24 (c)	2,910,000	2,931,825
8.75% 5/25/24 (c)	4,075,000	4,115,750
13% 12/31/25 pay-in-kind (c)(e)	2,820,000	2,569,725
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)	4,385,000	2,916,025
8% 2/15/24 (c)	8,750,000	8,925,000
8.5% 10/15/24 (c)(f)	1,860,000	1,264,800
Millicom International Cellular SA:
5.125% 1/15/28 (c)	4,151,000	4,333,903
6% 3/15/25 (c)	705,000	723,506
6.25% 3/25/29 (c)	495,000	543,263
6.625% 10/15/26 (c)	2,740,000	2,978,038
Sprint Communications, Inc. 6% 11/15/22	3,075,000	3,336,375
Sprint Corp.:
7.125% 6/15/24	5,920,000	6,880,283
7.25% 9/15/21	1,500,000	1,582,650
7.625% 2/15/25	2,050,000	2,454,875
7.625% 3/1/26	1,000,000	1,229,815
7.875% 9/15/23	6,905,000	8,031,378
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (c)	1,310,000	1,481,492
3.875% 4/15/30 (c)	2,310,000	2,640,122
4.5% 2/1/26	1,060,000	1,093,109
6% 3/1/23	1,525,000	1,526,906
6% 4/15/24	400,000	407,852
6.375% 3/1/25	3,030,000	3,094,388
6.5% 1/15/26	2,000,000	2,093,750
		72,053,428
TOTAL COMMUNICATION SERVICES		348,631,359
CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.2%
Adient Global Holdings Ltd. 4.875% 8/15/26 (c)	2,625,000	2,460,938
Allison Transmission, Inc.:
4.75% 10/1/27 (c)	175,000	182,875
5.875% 6/1/29 (c)	641,000	701,895
American Axle & Manufacturing, Inc.:
6.25% 4/1/25	475,000	489,844
6.25% 3/15/26	1,000,000	1,019,228
6.5% 4/1/27	1,350,000	1,387,125
Cooper Standard Auto, Inc. 5.625% 11/15/26 (c)	800,000	451,600
Dana Financing Luxembourg SARL:
5.75% 4/15/25 (c)	200,000	207,347
6.5% 6/1/26 (c)	765,000	806,119
Dana, Inc.:
5.375% 11/15/27	1,695,000	1,797,700
5.625% 6/15/28	1,165,000	1,229,075
		10,733,746
Automobiles - 0.3%
Ford Motor Co.:
4.75% 1/15/43	2,415,000	2,236,894
5.291% 12/8/46	3,650,000	3,444,688
9% 4/22/25	5,175,000	6,056,121
9.625% 4/22/30	270,000	353,909
		12,091,612
Diversified Consumer Services - 0.4%
Frontdoor, Inc. 6.75% 8/15/26 (c)	860,000	924,500
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	2,370,000	2,287,050
Laureate Education, Inc. 8.25% 5/1/25 (c)	8,010,000	8,516,152
Service Corp. International:
3.375% 8/15/30	415,000	422,781
5.125% 6/1/29	735,000	814,284
Sotheby's 7.375% 10/15/27 (c)	3,315,000	3,381,300
		16,346,067
Hotels, Restaurants & Leisure - 2.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (c)	780,000	794,625
5% 10/15/25 (c)	3,785,000	3,886,854
5.75% 4/15/25 (c)	420,000	448,350
Aramark Services, Inc.:
4.75% 6/1/26	2,450,000	2,435,766
5% 2/1/28 (c)	5,530,000	5,536,913
6.375% 5/1/25 (c)	6,355,000	6,656,863
Boyd Gaming Corp.:
4.75% 12/1/27	605,000	602,731
6% 8/15/26	1,185,000	1,242,769
6.375% 4/1/26	1,955,000	2,038,107
8.625% 6/1/25 (c)	722,000	796,005
Brinker International, Inc. 5% 10/1/24 (c)	2,315,000	2,303,425
Caesars Resort Collection LLC 5.25% 10/15/25 (c)	8,175,000	7,826,500
CEC Entertainment, Inc. 8% 2/15/22 (f)	875,000	100,625
Colt Merger Sub, Inc.:
6.25% 7/1/25 (c)	3,625,000	3,836,881
8.125% 7/1/27 (c)	2,975,000	3,153,500
Golden Entertainment, Inc. 7.625% 4/15/26(c)	5,096,000	4,841,200
Golden Nugget, Inc.:
6.75% 10/15/24 (c)	2,975,000	2,543,625
8.75% 10/1/25 (c)	6,725,000	5,010,125
Hilton Domestic Operating Co., Inc.:
4.25% 9/1/24	670,000	670,838
5.125% 5/1/26	2,455,000	2,534,861
5.375% 5/1/25 (c)	150,000	157,245
5.75% 5/1/28 (c)	150,000	158,625
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	655,000	661,550
4.875% 4/1/27	1,640,000	1,681,000
International Game Technology PLC:
5.25% 1/15/29 (c)	675,000	691,875
6.25% 1/15/27 (c)	2,585,000	2,832,385
Jacobs Entertainment, Inc. 7.875% 2/1/24 (c)	1,680,000	1,594,942
Marriott International, Inc. 5.75% 5/1/25	150,000	168,399
MCE Finance Ltd. 4.875% 6/6/25 (c)	215,000	222,009
Merlin Entertainments PLC 5.75% 6/15/26 (c)	200,000	192,000
MGM Mirage, Inc.:
5.5% 4/15/27	490,000	518,175
5.75% 6/15/25	1,000,000	1,067,500
6% 3/15/23	500,000	527,500
6.75% 5/1/25	5,325,000	5,697,750
7.75% 3/15/22	250,000	265,313
Motion Bondco DAC 6.625% 11/15/27 (c)	600,000	517,668
NCL Corp. Ltd.:
3.625% 12/15/24 (c)	625,000	428,125
10.25% 2/1/26 (c)	1,070,000	1,075,350
12.25% 5/15/24 (c)	190,000	211,613
Penn National Gaming, Inc. 5.625% 1/15/27 (c)	1,900,000	1,966,500
Royal Caribbean Cruises Ltd.:
2.65% 11/28/20	300,000	299,250
5.25% 11/15/22	350,000	313,250
9.125% 6/15/23 (c)	100,000	105,250
10.875% 6/1/23 (c)	140,000	154,254
Scientific Games Corp.:
5% 10/15/25 (c)	2,720,000	2,691,114
7% 5/15/28 (c)	2,020,000	1,980,044
7.25% 11/15/29 (c)	900,000	891,198
8.25% 3/15/26 (c)	4,150,000	4,275,040
8.625% 7/1/25 (c)	1,365,000	1,422,603
Six Flags Entertainment Corp.:
4.875% 7/31/24 (c)	325,000	315,153
5.5% 4/15/27 (c)	1,975,000	1,925,625
Stars Group Holdings BV 7% 7/15/26 (c)	2,090,000	2,227,940
Station Casinos LLC:
4.5% 2/15/28 (c)	625,000	594,125
5% 10/1/25 (c)	1,720,000	1,699,584
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (c)	3,785,000	3,747,150
Viking Cruises Ltd.:
5.875% 9/15/27 (c)	1,400,000	994,000
13% 5/15/25 (c)	325,000	360,750
Wyndham Destinations, Inc. 4.625% 3/1/30 (c)	250,000	235,000
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (c)	1,340,000	1,390,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)	3,665,000	3,569,710
Wynn Macau Ltd.:
4.875% 10/1/24 (c)	1,485,000	1,490,105
5.125% 12/15/29 (c)	575,000	564,938
5.5% 1/15/26 (c)	400,000	401,600
5.625% 8/26/28 (c)	1,850,000	1,857,030
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.:
5.125% 10/1/29 (c)	500,000	487,500
7.75% 4/15/25 (c)	1,229,000	1,290,450
Yum! Brands, Inc. 7.75% 4/1/25 (c)	4,260,000	4,755,225
		117,934,225
Household Durables - 0.6%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.625% 1/15/28 (c)	1,500,000	1,503,750
6.75% 8/1/25 (c)	1,650,000	1,674,750
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27	1,725,000	1,750,875
7.25% 10/15/29	4,850,000	5,217,824
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30 (c)	2,379,000	2,228,814
6.25% 9/15/27 (c)	2,395,000	2,424,938
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (c)	500,000	505,000
Century Communities, Inc.:
5.875% 7/15/25	500,000	520,000
6.75% 6/1/27	800,000	862,000
KB Home:
4.8% 11/15/29	550,000	595,375
6.875% 6/15/27	1,550,000	1,813,500
M/I Homes, Inc. 4.95% 2/1/28	1,075,000	1,115,313
Meritage Homes Corp.:
5.125% 6/6/27	897,000	977,730
6% 6/1/25	1,000,000	1,132,710
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (c)	1,900,000	1,927,930
7% 7/15/24 (c)	1,426,000	1,462,534
STL Holding Co. LLC 7.5% 2/15/26 (c)	700,000	706,125
TopBuild Corp. 5.625% 5/1/26 (c)	875,000	910,849
TRI Pointe Homes, Inc. 5.7% 6/15/28	180,000	198,450
		27,528,467
Internet & Direct Marketing Retail - 0.1%
Match Group Holdings II LLC 4.125% 8/1/30 (c)	350,000	366,625
Terrier Media Buyer, Inc. 8.875% 12/15/27 (c)	3,755,000	3,887,552
		4,254,177
Leisure Products - 0.0%
Mattel, Inc.:
5.875% 12/15/27 (c)	50,000	54,380
6.75% 12/31/25 (c)	2,290,000	2,430,263
		2,484,643
Specialty Retail - 0.2%
Adient U.S. LLC 9% 4/15/25 (c)	925,000	1,026,750
L Brands, Inc. 5.625% 10/15/23	1,975,000	2,059,352
PetSmart, Inc. 5.875% 6/1/25 (c)	920,000	946,450
Sally Holdings LLC:
5.5% 11/1/23	1,000,000	1,009,750
5.625% 12/1/25	3,000,000	3,045,000
8.75% 4/30/25 (c)	200,000	222,000
		8,309,302
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 5.375% 5/15/25 (c)	810,000	863,865
The William Carter Co.:
5.5% 5/15/25 (c)	1,425,000	1,519,392
5.625% 3/15/27 (c)	1,755,000	1,864,477
Wolverine World Wide, Inc.:
5% 9/1/26 (c)	275,000	273,625
6.375% 5/15/25 (c)	1,550,000	1,643,000
		6,164,359
TOTAL CONSUMER DISCRETIONARY		205,846,598
CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	1,475,000	1,486,063
4.875% 2/15/30 (c)	675,000	725,625
Performance Food Group, Inc.:
5.5% 10/15/27 (c)	3,356,000	3,498,630
6.875% 5/1/25 (c)	1,335,000	1,421,775
Rite Aid Corp. 8% 11/15/26 (c)	480,000	486,000
U.S. Foods, Inc.:
5.875% 6/15/24 (c)	3,275,000	3,324,125
6.25% 4/15/25 (c)	2,890,000	3,063,400
		14,005,618
Food Products - 1.3%
B&G Foods, Inc.:
5.25% 4/1/25	1,000,000	1,034,710
5.25% 9/15/27	525,000	561,419
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (c)	230,000	242,075
H.J. Heinz Co. 5% 7/15/35	1,000,000	1,156,518
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)	7,185,000	7,418,513
5.875% 7/15/24 (c)	6,865,000	7,002,300
6.75% 2/15/28 (c)	3,050,000	3,377,875
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (c)	8,400,000	9,331,729
6.5% 4/15/29 (c)	6,850,000	7,774,750
Kraft Foods Group, Inc. 5% 6/4/42	2,000,000	2,206,288
Pilgrim's Pride Corp.:
5.75% 3/15/25 (c)	2,630,000	2,702,325
5.875% 9/30/27 (c)	1,275,000	1,354,688
Post Holdings, Inc.:
4.625% 4/15/30 (c)	790,000	824,563
5% 8/15/26 (c)	955,000	991,099
5.5% 12/15/29 (c)	8,805,000	9,652,041
5.625% 1/15/28 (c)	540,000	577,287
5.75% 3/1/27 (c)	490,000	517,563
TreeHouse Foods, Inc. 4% 9/1/28 (g)(h)	1,300,000	1,322,997
		58,048,740
Household Products - 0.0%
Spectrum Brands Holdings, Inc.:
5% 10/1/29 (c)	1,055,000	1,097,200
5.75% 7/15/25	500,000	516,250
		1,613,450
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (c)	500,000	516,145
Tobacco - 0.1%
Vector Group Ltd. 6.125% 2/1/25 (c)	3,640,000	3,694,600
TOTAL CONSUMER STAPLES		77,878,553
ENERGY - 4.3%
Energy Equipment & Services - 0.1%
Diamond Offshore Drilling, Inc. 7.875% 8/15/25 (f)	675,000	67,500
Jonah Energy LLC 7.25% 10/15/25 (c)	1,840,000	257,600
Nabors Industries Ltd.:
7.25% 1/15/26 (c)	800,000	360,000
7.5% 1/15/28 (c)	1,675,000	737,000
Nabors Industries, Inc. 5.75% 2/1/25	2,825,000	812,188
Precision Drilling Corp.:
5.25% 11/15/24	500,000	351,250
7.125% 1/15/26 (c)	1,000,000	680,000
Transocean, Inc.:
7.5% 1/15/26 (c)	1,676,000	519,560
8% 2/1/27 (c)	675,000	206,719
U.S.A. Compression Partners LP 6.875% 9/1/27	435,000	450,225
Weatherford International Ltd. 11% 12/1/24 (c)	893,000	607,240
		5,049,282
Oil, Gas & Consumable Fuels - 4.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 1/15/28 (c)	1,160,000	1,025,382
Antero Resources Corp.:
5% 3/1/25	1,915,000	1,319,627
5.125% 12/1/22	3,625,000	3,149,219
5.625% 6/1/23 (Reg. S)	1,508,000	1,198,860
Antero Resources Finance Corp. 5.375% 11/1/21	1,066,000	1,036,685
Apache Corp. 5.1% 9/1/40	85,000	82,679
Ascent Resources - Utica LLC/ARU Finance Corp.:
7% 11/1/26 (c)	930,000	644,025
10% 4/1/22 (c)	2,684,000	2,509,540
Cheniere Energy Partners LP:
5.25% 10/1/25	7,630,000	7,807,321
5.625% 10/1/26	3,310,000	3,469,509
Chesapeake Energy Corp.:
4.875% 4/15/22 (f)	500,000	21,250
7% 10/1/24 (f)	440,000	18,700
8% 1/15/25 (f)	2,345,000	99,663
8% 6/15/27 (f)	2,075,000	88,188
Citgo Holding, Inc. 9.25% 8/1/24 (c)	3,935,000	3,885,813
Citgo Petroleum Corp.:
6.25% 8/15/22 (c)	1,797,000	1,792,508
7% 6/15/25 (c)	5,315,000	5,341,575
CNX Resources Corp.:
5.875% 4/15/22	816,000	819,427
7.25% 3/14/27 (c)	3,546,000	3,687,840
Comstock Resources, Inc.:
9.75% 8/15/26	670,000	708,532
9.75% 8/15/26	1,005,000	1,074,948
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (c)	4,097,000	3,758,998
5.75% 4/1/25	3,942,000	3,771,213
6.25% 4/1/23	2,580,000	2,540,758
CVR Energy, Inc.:
5.25% 2/15/25 (c)	1,650,000	1,560,653
5.75% 2/15/28 (c)	3,383,000	3,070,073
DCP Midstream LLC 4.75% 9/30/21 (c)	300,000	306,000
DCP Midstream Operating LP:
5.125% 5/15/29	4,700,000	4,982,047
5.375% 7/15/25	1,785,000	1,917,626
5.625% 7/15/27	2,450,000	2,646,000
Denbury Resources, Inc.:
7.75% 2/15/24 (c)(f)	1,690,000	845,000
9.25% 3/31/22 (c)(f)	4,230,000	2,115,000
EG Global Finance PLC:
6.75% 2/7/25 (c)	3,065,000	3,168,444
8.5% 10/30/25 (c)	4,089,000	4,375,230
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)	1,300,000	1,298,947
5.75% 1/30/28 (c)	2,030,000	2,075,675
6.625% 7/15/25 (c)	398,000	415,166
EQM Midstream Partners LP:
6% 7/1/25 (c)	1,465,000	1,554,731
6.5% 7/1/27 (c)	1,035,000	1,133,325
EQT Corp. 3.9% 10/1/27	1,475,000	1,418,124
Extraction Oil & Gas, Inc. 5.625% 2/1/26 (c)(f)	1,875,000	440,625
Global Partners LP/GLP Finance Corp.:
7% 6/15/23	800,000	800,000
7% 8/1/27	4,200,000	4,221,000
Hess Midstream Partners LP:
5.125% 6/15/28 (c)	3,345,000	3,439,061
5.625% 2/15/26 (c)	2,920,000	3,038,085
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (c)	265,000	251,088
5.75% 10/1/25 (c)	2,605,000	2,448,700
6.25% 11/1/28 (c)	2,225,000	2,091,500
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (c)	1,875,000	1,876,125
MEG Energy Corp.:
6.5% 1/15/25 (c)	150,000	153,000
7.125% 2/1/27 (c)	2,855,000	2,731,578
New Fortress Energy LLC 6.75% 9/15/25 (c)(g)	2,810,000	2,845,659
NGPL PipeCo LLC:
4.875% 8/15/27 (c)	425,000	465,296
7.768% 12/15/37 (c)	310,000	378,464
Occidental Petroleum Corp.:
2.7% 8/15/22	663,000	651,845
2.7% 2/15/23	690,000	663,601
2.9% 8/15/24	3,195,000	2,939,400
3% 2/15/27	465,000	397,575
3.125% 2/15/22	25,000	24,625
3.4% 4/15/26	680,000	602,398
3.45% 7/15/24	525,000	477,750
3.5% 8/15/29	1,405,000	1,208,300
4.2% 3/15/48	535,000	405,263
4.3% 8/15/39	330,000	254,100
4.4% 4/15/46	475,000	379,406
4.4% 8/15/49	250,000	192,500
5.55% 3/15/26	1,605,000	1,596,975
6.2% 3/15/40	320,000	304,000
6.45% 9/15/36	1,730,000	1,696,507
6.625% 9/1/30	2,250,000	2,328,255
6.95% 7/1/24	756,000	782,460
7.5% 5/1/31	3,730,000	3,953,800
7.875% 9/15/31	230,000	246,100
8.875% 7/15/30	3,020,000	3,412,600
PBF Holding Co. LLC/PBF Finance Corp.:
7.25% 6/15/25	2,030,000	1,927,465
9.25% 5/15/25 (c)	2,945,000	3,224,775
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	1,945,000	1,929,226
Range Resources Corp.:
4.875% 5/15/25	1,300,000	1,212,250
5% 8/15/22	200,000	201,000
5% 3/15/23	3,065,000	3,053,445
9.25% 2/1/26 (c)(g)	1,300,000	1,368,900
Rattler Midstream LP 5.625% 7/15/25 (c)	2,685,000	2,839,388
Rockies Express Pipeline LLC:
3.6% 5/15/25 (c)	1,925,000	1,890,427
6.875% 4/15/40 (c)	400,000	412,000
7.5% 7/15/38 (c)	1,575,000	1,669,500
Sanchez Energy Corp. 7.25% 2/15/23 (b)(c)(f)	3,242,000	0
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	885,000	899,434
5.5% 2/15/26	2,602,000	2,681,049
5.875% 3/15/28	265,000	277,588
6% 4/15/27	1,535,000	1,633,992
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 9/15/24 (c)	2,925,000	2,866,500
5.5% 1/15/28 (c)	1,100,000	1,006,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	750,000	754,710
4.875% 2/1/31 (c)	3,030,000	3,052,877
5.125% 2/1/25	680,000	694,464
5.375% 2/1/27	3,475,000	3,587,938
5.5% 3/1/30 (c)	1,500,000	1,582,028
5.875% 4/15/26	225,000	236,813
6.5% 7/15/27	425,000	459,000
6.875% 1/15/29	2,000,000	2,210,000
Viper Energy Partners LP 5.375% 11/1/27 (c)	2,300,000	2,369,000
Western Gas Partners LP:
3.95% 6/1/25	1,285,000	1,281,389
4% 7/1/22	250,000	254,375
4.1% 2/1/25	1,035,000	1,032,537
4.65% 7/1/26	380,000	388,550
5.05% 2/1/30	8,575,000	8,791,090
5.3% 3/1/48	490,000	437,487
6.25% 2/1/50	170,000	170,241
WPX Energy, Inc.:
5.25% 9/15/24	2,300,000	2,344,850
5.25% 10/15/27	1,250,000	1,243,375
5.75% 6/1/26	892,000	910,687
		191,326,792
TOTAL ENERGY		196,376,074
FINANCIALS - 2.4%
Banks - 0.0%
CIT Group, Inc.:
5% 8/1/23	525,000	555,870
6.125% 3/9/28	625,000	736,719
		1,292,589
Capital Markets - 0.2%
Argos Merger Sub, Inc. 7.125% 3/15/23 (c)	5,700,000	5,742,123
LPL Holdings, Inc. 5.75% 9/15/25 (c)	2,666,000	2,772,640
MSCI, Inc. 4.75% 8/1/26 (c)	1,775,000	1,846,000
		10,360,763
Consumer Finance - 0.7%
Ally Financial, Inc.:
3.875% 5/21/24	840,000	894,261
5.75% 11/20/25	4,685,000	5,259,053
8% 11/1/31	2,270,000	3,083,750
Ford Motor Credit Co. LLC:
2.343% 11/2/20	275,000	273,969
3.087% 1/9/23	1,035,000	1,028,687
3.219% 1/9/22	630,000	626,781
3.339% 3/28/22	480,000	480,504
4.125% 8/17/27	1,250,000	1,248,013
4.687% 6/9/25	945,000	970,884
5.113% 5/3/29	2,125,000	2,244,531
5.125% 6/16/25	730,000	767,033
Navient Corp.:
7.25% 1/25/22	1,015,000	1,065,750
7.25% 9/25/23	325,000	343,688
Springleaf Finance Corp.:
6.625% 1/15/28	2,846,000	3,248,737
6.875% 3/15/25	2,266,000	2,555,606
7.125% 3/15/26	4,355,000	4,997,341
		29,088,588
Diversified Financial Services - 0.9%
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (c)	1,350,000	1,437,467
Fairstone Financial, Inc. 7.875% 7/15/24 (c)	550,000	576,125
Financial & Risk U.S. Holdings, Inc. 8.25% 11/15/26 (c)	9,999,000	11,073,893
Five Point Operation Co. LP 7.875% 11/15/25 (c)	1,409,000	1,416,045
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	1,530,000	1,579,725
5.25% 5/15/27	4,935,000	5,243,438
6.25% 5/15/26	4,870,000	5,198,725
6.375% 12/15/25	3,080,000	3,195,500
MPH Acquisition Holdings LLC 7.125% 6/1/24 (c)	1,915,000	1,944,300
Venator Finance SARL/Venator Capital Management Ltd.:
5.75% 7/15/25 (c)	1,800,000	1,512,000
9.5% 7/1/25 (c)	825,000	866,250
Verscend Escrow Corp. 9.75% 8/15/26 (c)	4,050,000	4,394,250
		38,437,718
Insurance - 0.4%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (c)	7,160,000	7,589,600
AmWINS Group, Inc. 7.75% 7/1/26 (c)	4,715,000	5,080,413
HUB International Ltd. 7% 5/1/26 (c)	1,200,000	1,245,000
USI, Inc. 6.875% 5/1/25 (c)	4,985,000	5,109,625
		19,024,638
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	515,000	495,688
Thrifts & Mortgage Finance - 0.2%
Nationstar Mortgage Holdings, Inc.:
5.5% 8/15/28 (c)	2,585,000	2,718,774
6% 1/15/27 (c)	1,862,000	1,974,297
9.125% 7/15/26 (c)	3,570,000	3,883,517
Quicken Loans, Inc. 5.25% 1/15/28 (c)	1,470,000	1,567,395
		10,143,983
TOTAL FINANCIALS		108,843,967
HEALTH CARE - 2.6%
Health Care Equipment & Supplies - 0.1%
AdaptHealth LLC 6.125% 8/1/28 (c)	460,000	481,850
Avantor Funding, Inc. 4.625% 7/15/28 (c)	2,075,000	2,194,728
Hologic, Inc.:
4.375% 10/15/25 (c)	980,000	1,000,237
4.625% 2/1/28 (c)	185,000	196,418
Teleflex, Inc.:
4.25% 6/1/28 (c)	295,000	311,225
4.875% 6/1/26	1,750,000	1,828,750
		6,013,208
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc.:
5.625% 2/15/23	250,000	251,875
6.5% 3/1/24	600,000	618,000
AMN Healthcare 4.625% 10/1/27 (c)	525,000	548,300
Centene Corp.:
4.25% 12/15/27	4,485,000	4,709,250
4.625% 12/15/29	2,745,000	3,008,081
5.25% 4/1/25 (c)	1,095,000	1,136,063
5.375% 8/15/26 (c)	1,220,000	1,291,675
Community Health Systems, Inc.:
6.25% 3/31/23	1,775,000	1,779,438
8% 3/15/26 (c)	3,080,000	3,191,650
8.625% 1/15/24 (c)	1,445,000	1,510,025
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (c)	3,945,000	4,147,181
HCA Holdings, Inc.:
3.5% 9/1/30	1,975,000	2,071,237
5.375% 2/1/25	500,000	562,880
5.375% 9/1/26	1,525,000	1,727,063
5.625% 9/1/28	1,375,000	1,635,308
5.875% 2/15/26	2,050,000	2,347,250
5.875% 2/1/29	5,350,000	6,498,511
LifePoint Hospitals, Inc. 6.75% 4/15/25 (c)	1,600,000	1,728,000
MEDNAX, Inc. 5.25% 12/1/23 (c)	1,900,000	1,933,250
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (c)(e)	765,000	777,431
Regionalcare Hospital Partners 9.75% 12/1/26 (c)	4,208,000	4,560,168
Sabra Health Care LP 5.125% 8/15/26	725,000	789,496
Surgery Center Holdings, Inc. 10% 4/15/27 (c)	1,350,000	1,461,780
Tenet Healthcare Corp.:
4.625% 7/15/24	2,147,000	2,196,381
4.625% 9/1/24 (c)	500,000	513,750
4.625% 6/15/28 (c)	2,620,000	2,718,250
4.875% 1/1/26 (c)	1,270,000	1,320,800
5.125% 5/1/25	1,515,000	1,545,300
5.125% 11/1/27 (c)	3,355,000	3,539,525
6.25% 2/1/27 (c)	5,440,000	5,712,000
6.75% 6/15/23	3,620,000	3,855,300
6.875% 11/15/31	805,000	800,975
7% 8/1/25	4,550,000	4,697,875
7.5% 4/1/25 (c)	2,310,000	2,534,532
8.125% 4/1/22	3,945,000	4,258,628
U.S. Renal Care, Inc. 10.625% 7/15/27 (c)	375,000	405,000
Vizient, Inc. 6.25% 5/15/27 (c)	125,000	132,813
		82,515,041
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (c)	1,425,000	1,499,962
Life Sciences Tools & Services - 0.1%
Avantor, Inc. 6% 10/1/24 (c)	780,000	817,050
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (c)	145,000	152,613
5.5% 4/1/26 (c)	735,000	773,588
		1,743,251
Pharmaceuticals - 0.6%
Catalent Pharma Solutions 4.875% 1/15/26 (c)	1,355,000	1,382,100
Valeant Pharmaceuticals International, Inc.:
5% 1/30/28 (c)	1,250,000	1,231,250
5.25% 1/30/30 (c)	2,015,000	2,002,890
5.5% 11/1/25 (c)	780,000	805,116
5.875% 5/15/23 (c)	21,000	21,000
6.125% 4/15/25 (c)	6,010,000	6,182,788
6.25% 2/15/29 (c)	2,975,000	3,109,916
7% 3/15/24 (c)	2,500,000	2,597,400
7% 1/15/28 (c)	630,000	670,950
8.5% 1/31/27 (c)	3,750,000	4,125,000
9.25% 4/1/26 (c)	4,690,000	5,199,944
		27,328,354
TOTAL HEALTH CARE		119,099,816
INDUSTRIALS - 3.7%
Aerospace & Defense - 1.4%
BBA U.S. Holdings, Inc.:
4% 3/1/28 (c)	3,000,000	2,933,070
5.375% 5/1/26 (c)	2,530,000	2,605,900
Bombardier, Inc.:
7.5% 12/1/24 (c)	2,050,000	1,537,500
7.5% 3/15/25 (c)	9,680,000	7,114,800
7.875% 4/15/27 (c)	9,535,000	6,910,015
8.75% 12/1/21 (c)	3,600,000	3,438,000
BWX Technologies, Inc.:
4.125% 6/30/28 (c)	3,000,000	3,127,500
5.375% 7/15/26 (c)	1,925,000	2,016,438
Howmet Aerospace, Inc. 6.875% 5/1/25	225,000	255,752
Moog, Inc. 4.25% 12/15/27 (c)	4,170,000	4,305,525
Spirit Aerosystems, Inc. 7.5% 4/15/25 (c)	775,000	782,262
The Boeing Co.:
5.15% 5/1/30	2,975,000	3,331,005
5.805% 5/1/50	3,960,000	4,730,656
TransDigm UK Holdings PLC 6.875% 5/15/26	495,000	505,088
TransDigm, Inc.:
5.5% 11/15/27	9,540,000	9,301,500
6.25% 3/15/26 (c)	5,380,000	5,677,030
6.5% 7/15/24	725,000	728,625
6.5% 5/15/25	2,030,000	2,045,225
7.5% 3/15/27	455,000	475,475
8% 12/15/25 (c)	2,250,000	2,446,875
		64,268,241
Air Freight & Logistics - 0.1%
XPO Logistics, Inc.:
6.125% 9/1/23 (c)	500,000	508,125
6.25% 5/1/25 (c)	3,440,000	3,672,200
6.75% 8/15/24 (c)	1,635,000	1,738,577
		5,918,902
Building Products - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	4,950,000	5,162,256
Building Materials Corp. of America:
3.375% 1/15/31 (c)	950,000	942,875
4.375% 7/15/30 (c)	2,675,000	2,834,390
4.75% 1/15/28 (c)	1,846,000	1,942,915
5% 2/15/27 (c)	180,000	187,954
Forterra Finance LLC/FRTA Finance Corp. 6.5% 7/15/25 (c)	350,000	372,313
Griffon Corp. 5.75% 3/1/28	775,000	822,469
Jeld-Wen, Inc.:
4.625% 12/15/25 (c)	200,000	201,000
6.25% 5/15/25 (c)	125,000	134,200
Masonite International Corp.:
5.375% 2/1/28 (c)	725,000	775,750
5.75% 9/15/26 (c)	500,000	524,930
NCI Building Systems, Inc. 8% 4/15/26 (c)	2,650,000	2,795,591
Patrick Industries, Inc. 7.5% 10/15/27 (c)	325,000	359,093
		17,055,736
Commercial Services & Supplies - 0.7%
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6.625% 7/15/26 (c)	2,799,000	3,001,928
9.75% 7/15/27 (c)	1,465,000	1,622,488
APX Group, Inc. 6.75% 2/15/27 (c)	1,460,000	1,533,000
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)	4,685,000	4,544,450
Core & Main Holdings LP 8.625% 9/15/24 pay-in-kind (c)	2,450,000	2,502,577
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)	1,800,000	1,804,500
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (c)	4,490,000	4,579,800
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)	4,715,000	4,719,479
PowerTeam Services LLC 9.033% 12/4/25 (c)	1,050,000	1,118,906
The Brink's Co.:
4.625% 10/15/27 (c)	850,000	882,683
5.5% 7/15/25 (c)	730,000	770,150
West Corp. 8.5% 10/15/25 (c)	4,685,000	4,147,689
		31,227,650
Construction & Engineering - 0.3%
AECOM:
5.125% 3/15/27	3,076,000	3,372,988
5.875% 10/15/24	5,230,000	5,824,913
Amsted Industries, Inc.:
4.625% 5/15/30 (c)	485,000	504,725
5.625% 7/1/27 (c)	1,605,000	1,705,313
Cloud Crane LLC 10.125% 8/1/24 (c)	2,265,000	2,268,624
Pike Corp. 5.5% 9/1/28 (c)	615,000	618,075
		14,294,638
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (c)	715,000	776,991
Wesco Distribution, Inc.:
7.125% 6/15/25 (c)	1,375,000	1,511,029
7.25% 6/15/28 (c)	515,000	574,586
		2,862,606
Machinery - 0.2%
Navistar International Corp.:
6.625% 11/1/25 (c)	2,250,000	2,296,575
9.5% 5/1/25 (c)	2,125,000	2,422,500
Titan International, Inc. 6.5% 11/30/23	675,000	503,790
TriMas Corp. 4.875% 10/15/25 (c)	812,000	825,195
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (c)	3,625,000	3,774,531
		9,822,591
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (c)	660,000	683,100
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (c)	2,275,000	2,359,630
Dun & Bradstreet Corp.:
6.875% 8/15/26 (c)	1,400,000	1,519,000
10.25% 2/15/27 (c)	1,675,000	1,909,500
		6,471,230
Trading Companies & Distributors - 0.4%
FLY Leasing Ltd. 5.25% 10/15/24	655,000	519,088
H&E Equipment Services, Inc. 5.625% 9/1/25	2,378,000	2,467,175
United Rentals North America, Inc.:
3.875% 2/15/31	3,975,000	4,089,281
4% 7/15/30	3,025,000	3,161,125
4.875% 1/15/28	2,775,000	2,950,436
5.25% 1/15/30	2,400,000	2,665,428
		15,852,533
TOTAL INDUSTRIALS		167,774,127
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.2%
CommScope Technologies Finance LLC 6% 6/15/25 (c)	1,120,000	1,148,235
CommScope, Inc.:
5.5% 3/1/24 (c)	1,000,000	1,032,500
6% 3/1/26 (c)	1,050,000	1,115,625
7.125% 7/1/28 (c)	900,000	960,535
8.25% 3/1/27 (c)	1,195,000	1,293,576
SSL Robotics LLC 9.75% 12/31/23 (c)	1,537,000	1,736,810
ViaSat, Inc. 6.5% 7/15/28 (c)	355,000	367,425
		7,654,706
Electronic Equipment & Components - 0.1%
Itron, Inc. 5% 1/15/26 (c)	498,000	512,940
Sensata Technologies, Inc. 3.75% 2/15/31 (c)	400,000	399,000
TTM Technologies, Inc. 5.625% 10/1/25 (c)	2,835,000	2,905,875
		3,817,815
IT Services - 0.7%
Alliance Data Systems Corp. 4.75% 12/15/24 (c)	1,325,000	1,265,375
Banff Merger Sub, Inc. 9.75% 9/1/26 (c)	7,183,000	7,652,050
Camelot Finance SA 4.5% 11/1/26 (c)	1,250,000	1,293,400
CDW LLC/CDW Finance Corp. 3.25% 2/15/29	505,000	515,797
Everi Payments, Inc. 7.5% 12/15/25 (c)	2,302,000	2,270,831
Gartner, Inc.:
4.5% 7/1/28 (c)	1,150,000	1,201,750
5.125% 4/1/25 (c)	350,000	363,895
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	2,286,000	2,537,460
Rackspace Hosting, Inc. 8.625% 11/15/24 (c)	4,930,000	5,189,712
Sabre GLBL, Inc. 7.375% 9/1/25 (c)	775,000	809,604
Science Applications International Corp. 4.875% 4/1/28 (c)	2,320,000	2,404,100
Tempo Acquisition LLC:
5.75% 6/1/25 (c)	920,000	963,700
6.75% 6/1/25 (c)	4,960,000	5,065,499
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23	650,000	640,114
		32,173,287
Semiconductors & Semiconductor Equipment - 0.1%
Entegris, Inc. 4.375% 4/15/28 (c)	985,000	1,026,863
Microchip Technology, Inc. 4.25% 9/1/25 (c)	2,890,000	3,009,298
ON Semiconductor Corp. 3.875% 9/1/28 (c)	885,000	923,480
		4,959,641
Software - 0.6%
Ascend Learning LLC:
6.875% 8/1/25 (c)	1,910,000	1,967,300
6.875% 8/1/25 (c)	430,000	442,900
Black Knight InfoServ LLC 3.625% 9/1/28 (c)	2,685,000	2,719,422
Boxer Parent Co., Inc. 7.125% 10/2/25 (c)	1,430,000	1,553,409
BY Crown Parent LLC / BY Bond Finance, Inc. 4.25% 1/31/26 (c)	1,625,000	1,659,369
CDK Global, Inc.:
4.875% 6/1/27	485,000	511,675
5.25% 5/15/29 (c)	240,000	261,821
5.875% 6/15/26	985,000	1,034,614
Ensemble S Merger Sub, Inc. 9% 9/30/23 (c)	2,258,000	2,269,290
Fair Isaac Corp. 5.25% 5/15/26 (c)	3,735,000	4,288,901
Nortonlifelock, Inc. 5% 4/15/25 (c)	4,260,000	4,345,200
Nuance Communications, Inc. 5.625% 12/15/26	1,085,000	1,150,100
Open Text Corp. 3.875% 2/15/28 (c)	875,000	899,990
Open Text Holdings, Inc. 4.125% 2/15/30 (c)	1,400,000	1,451,478
SS&C Technologies, Inc. 5.5% 9/30/27 (c)	1,850,000	1,981,535
		26,537,004
Technology Hardware, Storage & Peripherals - 0.0%
NCR Corp.:
5% 10/1/28 (c)	675,000	680,063
5.25% 10/1/30 (c)	700,000	709,107
8.125% 4/15/25 (c)	175,000	195,774
		1,584,944
TOTAL INFORMATION TECHNOLOGY		76,727,397
MATERIALS - 2.5%
Chemicals - 1.1%
Alpha 2 BV 8.75% 6/1/23 pay-in-kind (c)(e)	975,000	989,625
Alpha 3 BV / Alpha U.S. BidCo I 6.25% 2/1/25 (c)	425,000	435,464
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (c)	1,175,000	1,230,813
CF Industries Holdings, Inc.:
4.95% 6/1/43	1,635,000	1,929,300
5.15% 3/15/34	665,000	788,025
5.375% 3/15/44	395,000	490,788
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0634% 6/15/22 (c)(e)(i)	1,615,000	1,519,090
6.5% 5/15/26 (c)	2,130,000	1,879,725
Cornerstone Chemical Co. 6.75% 8/15/24 (c)	750,000	697,500
Element Solutions, Inc. 5.875% 12/1/25 (c)	2,365,000	2,456,644
Hexion, Inc. 7.875% 7/15/27 (c)	1,950,000	1,954,875
Minerals Technologies, Inc. 5% 7/1/28 (c)	375,000	390,938
NOVA Chemicals Corp.:
4.875% 6/1/24 (c)	800,000	794,000
5.25% 6/1/27 (c)	1,700,000	1,644,750
Nufarm Australia Ltd. 5.75% 4/30/26 (c)	2,495,000	2,513,713
Olin Corp.:
5.125% 9/15/27	1,495,000	1,472,575
5.625% 8/1/29	3,000,000	3,000,000
9.5% 6/1/25 (c)	375,000	434,063
PolyOne Corp. 5.75% 5/15/25 (c)	100,000	106,250
Rain CII Carbon LLC/CII Carbon Corp. 7.25% 4/1/25 (c)	1,075,000	1,061,563
The Chemours Co. LLC:
5.375% 5/15/27	3,265,000	3,281,325
6.625% 5/15/23	1,600,000	1,607,984
7% 5/15/25	3,984,000	4,073,640
The Scotts Miracle-Gro Co. 4.5% 10/15/29	1,055,000	1,128,787
TPC Group, Inc. 10.5% 8/1/24 (c)	3,320,000	2,809,550
Tronox, Inc.:
6.5% 5/1/25 (c)	3,150,000	3,378,375
6.5% 4/15/26 (c)	1,846,000	1,900,755
Valvoline, Inc.:
4.25% 2/15/30 (c)	4,550,000	4,828,688
4.375% 8/15/25	1,025,000	1,063,643
W. R. Grace & Co.-Conn. 4.875% 6/15/27 (c)	995,000	1,042,263
		50,904,711
Construction Materials - 0.1%
CEMEX S.A.B. de CV 5.45% 11/19/29 (c)	200,000	205,375
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29 (c)	980,000	1,026,628
6.5% 3/15/27 (c)	1,025,000	1,094,188
U.S. Concrete, Inc. 6.375% 6/1/24	2,890,000	2,983,636
		5,309,827
Containers & Packaging - 0.5%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (c)(e)	2,055,000	2,111,513
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (c)	250,000	260,800
5.25% 8/15/27 (c)	525,000	546,200
6% 2/15/25 (c)	623,000	649,789
Berry Global, Inc. 4.875% 7/15/26 (c)	1,105,000	1,174,063
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	670,000	698,442
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (c)	3,000,000	3,057,900
7.875% 7/15/26 (c)	1,895,000	1,988,215
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)	320,000	336,133
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (c)(g)	315,000	321,300
OI European Group BV 4% 3/15/23 (c)	1,445,000	1,459,753
Owens-Brockway Glass Container, Inc.:
5.375% 1/15/25 (c)	2,000,000	2,110,000
6.375% 8/15/25 (c)	650,000	715,000
6.625% 5/13/27 (c)	500,000	550,000
Silgan Holdings, Inc. 4.75% 3/15/25	695,000	708,900
Trivium Packaging Finance BV:
5.5% 8/15/26 (c)	3,785,000	3,991,737
8.5% 8/15/27 (c)	315,000	346,500
		21,026,245
Metals & Mining - 0.8%
Allegheny Technologies, Inc. 5.875% 12/1/27	4,000,000	3,842,800
Cleveland-Cliffs, Inc.:
6.75% 3/15/26 (c)	150,000	153,188
9.875% 10/17/25 (c)	695,000	766,641
Constellium NV:
5.625% 6/15/28 (c)	500,000	516,250
5.75% 5/15/24 (c)	2,300,000	2,346,000
5.875% 2/15/26 (c)	1,500,000	1,535,535
6.625% 3/1/25 (c)	825,000	849,750
Eldorado Gold Corp. 9.5% 6/1/24 (c)	785,000	855,650
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)	400,000	392,500
6.875% 3/1/26 (c)	1,945,000	1,943,784
7.25% 5/15/22 (c)	3,965,000	3,968,717
7.25% 4/1/23 (c)	5,160,000	5,185,800
7.5% 4/1/25 (c)	460,000	463,594
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (c)	20,000	21,600
Freeport-McMoRan, Inc.:
3.55% 3/1/22	63,000	64,556
3.875% 3/15/23	1,645,000	1,703,200
4.375% 8/1/28	1,175,000	1,236,688
4.625% 8/1/30	1,195,000	1,277,144
Hecla Mining Co. 7.25% 2/15/28	550,000	606,375
IAMGOLD Corp. 7% 4/15/25 (c)	1,150,000	1,207,500
Kaiser Aluminum Corp.:
4.625% 3/1/28 (c)	1,510,000	1,493,571
6.5% 5/1/25 (c)	1,385,000	1,463,827
New Gold, Inc.:
6.375% 5/15/25 (c)	2,250,000	2,342,779
7.5% 7/15/27 (c)	775,000	840,875
Novelis Corp.:
4.75% 1/30/30 (c)	725,000	734,766
5.875% 9/30/26 (c)	2,149,000	2,245,275
		38,058,365
TOTAL MATERIALS		115,299,148
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.9%
CoreCivic, Inc.:
4.625% 5/1/23	275,000	261,250
5% 10/15/22	802,000	789,970
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,170,000	1,193,400
ESH Hospitality, Inc.:
4.625% 10/1/27 (c)	750,000	749,985
5.25% 5/1/25 (c)	2,075,000	2,106,125
GLP Capital LP/GLP Financing II, Inc.:
4% 1/15/30	1,000,000	1,037,600
5.25% 6/1/25	1,325,000	1,433,226
5.375% 4/15/26	550,000	610,360
5.75% 6/1/28	500,000	568,680
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	3,050,000	3,202,500
4.5% 1/15/28	1,925,000	1,977,938
4.625% 6/15/25 (c)	445,000	469,609
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	2,914,000	3,081,555
5.25% 8/1/26	1,035,000	1,086,750
5.5% 5/1/24	1,500,000	1,522,500
Park Intermediate Holdings LLC 7.5% 6/1/25 (c)	3,369,000	3,613,253
RHP Hotel Properties LP/RHP Finance Corp.:
4.75% 10/15/27	375,000	341,250
5% 4/15/23	50,000	49,157
SBA Communications Corp. 4.875% 9/1/24	1,700,000	1,746,240
Senior Housing Properties Trust:
6.75% 12/15/21	300,000	307,172
9.75% 6/15/25	2,555,000	2,855,213
The GEO Group, Inc.:
5.875% 10/15/24	350,000	274,750
6% 4/15/26	1,290,000	989,230
Uniti Group, Inc. 7.875% 2/15/25 (c)	5,400,000	5,707,314
VICI Properties, Inc.:
3.5% 2/15/25 (c)	630,000	631,109
4.25% 12/1/26 (c)	1,480,000	1,513,300
4.625% 12/1/29 (c)	2,660,000	2,766,400
		40,885,836
Real Estate Management & Development - 0.4%
Forestar Group, Inc.:
5% 3/1/28 (c)	300,000	303,114
8% 4/15/24 (c)	650,000	689,813
Greystar Real Estate Partners 5.75% 12/1/25 (c)	1,500,000	1,531,875
Howard Hughes Corp.:
5.375% 3/15/25 (c)	3,045,000	3,082,758
5.375% 8/1/28 (c)	520,000	527,831
Hunt Companies, Inc. 6.25% 2/15/26 (c)	2,625,000	2,518,084
Mattamy Group Corp.:
4.625% 3/1/30 (c)	500,000	511,250
5.25% 12/15/27 (c)	725,000	757,625
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (c)	2,191,000	2,379,316
5.625% 3/1/24 (c)	250,000	266,875
5.75% 1/15/28 (c)	3,000,000	3,365,310
5.875% 1/31/25 (c)	278,000	282,170
5.875% 6/15/27 (c)	800,000	898,352
6% 9/1/23 (c)	704,000	721,600
6.625% 7/15/27 (c)	1,175,000	1,269,000
		19,104,973
TOTAL REAL ESTATE		59,990,809
UTILITIES - 1.9%
Electric Utilities - 1.1%
Clearway Energy Operating LLC:
4.75% 3/15/28 (c)	290,000	303,775
5% 9/15/26	885,000	928,772
5.75% 10/15/25	900,000	954,000
InterGen NV 7% 6/30/23 (c)	3,045,000	2,953,650
NextEra Energy Partners LP:
4.25% 9/15/24 (c)	1,365,000	1,453,725
4.5% 9/15/27 (c)	250,000	273,125
NRG Energy, Inc.:
5.25% 6/15/29 (c)	3,879,000	4,228,110
5.75% 1/15/28	1,000,000	1,087,500
6.625% 1/15/27	3,185,000	3,408,587
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (c)	1,389,480	1,465,902
Pattern Energy Operations LP 4.5% 8/15/28 (c)	575,000	605,188
PG&E Corp.:
5% 7/1/28	975,000	972,563
5.25% 7/1/30	6,745,000	6,727,733
Vistra Operations Co. LLC:
5% 7/31/27 (c)	8,803,000	9,335,405
5.5% 9/1/26 (c)	5,366,000	5,634,300
5.625% 2/15/27 (c)	7,842,000	8,292,915
		48,625,250
Gas Utilities - 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.5% 5/20/25	2,300,000	2,524,250
5.625% 5/20/24	1,664,000	1,816,705
5.75% 5/20/27	1,480,000	1,667,072
5.875% 8/20/26	2,725,000	3,087,956
Ferrellgas LP/Ferrellgas Finance Corp. 6.75% 6/15/23 (e)	1,125,000	973,125
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp.:
8.625% 12/31/49	300,000	79,500
8.625% 12/31/49	2,650,000	702,250
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.5% 6/1/24	425,000	431,681
5.75% 3/1/25	425,000	435,625
5.875% 3/1/27	2,608,000	2,703,036
Superior Plus LP / Superior General Partner, Inc. 7% 7/15/26 (c)	975,000	1,048,125
		15,469,325
Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corp.:
4.625% 2/1/29 (c)	425,000	434,529
5% 2/1/31 (c)	3,425,000	3,579,879
5.125% 3/15/28 (c)	11,995,000	12,594,750
5.25% 6/1/26 (c)	590,000	615,872
Talen Energy Supply LLC 10.5% 1/15/26 (c)	565,000	453,413
TerraForm Power Operating LLC:
4.25% 1/31/23 (c)	500,000	517,600
4.75% 1/15/30 (c)	190,000	203,300
5% 1/31/28 (c)	1,670,000	1,855,595
The AES Corp.:
4.5% 3/15/23	682,000	688,820
6% 5/15/26	630,000	661,500
		21,605,258
TOTAL UTILITIES		85,699,833

TOTAL NONCONVERTIBLE BONDS		1,562,167,681

TOTAL CORPORATE BONDS
(Cost $1,546,979,151)		1,566,575,983

U.S. Government Agency - Mortgage Securities - 0.0%
Race Point IX CLO Ltd. - 0.0%
3 month U.S. LIBOR + 1.210% 1.485% 10/15/30 (c)(e)(i)
(Cost $649,885)	746,045	738,896

Asset-Backed Securities - 0.5%
AGL Core CLO 2 Ltd. / AGL Core CLO 2 LLC Series 2019-2A Class A1, 3 month U.S. LIBOR + 1.390% 1.6618% 4/20/32 (c)(e)(i)	$1,000,000	$999,495
Allegro CLO VII Ltd./LLC Series 2018-1A Class A, 3 month U.S. LIBOR + 1.100% 1.375% 6/13/31 (c)(e)(i)	6,000,000	5,866,188
Carlyle Global Market Strategies CLO Series 2018-3RA Class A1A, 3 month U.S. LIBOR + 1.050% 1.2945% 7/27/31 (c)(e)(i)	2,975,498	2,928,536
Greenwood Park CLO, Ltd. Series 2018-1A Class A2, 3 month U.S. LIBOR + 1.010% 1.285% 4/15/31 (c)(e)(i)	1,852,000	1,824,835
Greywolf CLO VI, Ltd. Series 2018-1A Class A1, 3 month U.S. LIBOR + 1.030% 1.2745% 4/26/31 (c)(e)(i)	1,500,000	1,476,126
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1778% 1/22/28 (c)(e)(i)	1,500,000	1,485,744
OZLM XI, Ltd. Series 2017-11A Class A1R, 3 month U.S. LIBOR + 1.250% 1.5183% 10/30/30 (c)(e)(i)	1,978,374	1,950,601
Race Point VIII CLO, Ltd. Series 2020-8A Class AR2, 3 month U.S. LIBOR + 1.040% 1.293% 2/20/30 (c)(e)(i)	2,961,982	2,920,881
Sound Point CLO XVII, Ltd. Series 2017-3A Class A1B, 3 month U.S. LIBOR + 1.220% 1.4918% 10/20/30 (c)(e)(i)	1,500,000	1,483,023
TOTAL ASSET-BACKED SECURITIES
(Cost $21,116,148)		20,935,429
	Shares	Value

Common Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
AMC Entertainment Holdings, Inc. Class A	25,950	152,586
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Weatherford International PLC (j)	6,540	19,816
Oil, Gas & Consumable Fuels - 0.0%
Sanchez Energy Corp. (b)	16,501	429,026

TOTAL ENERGY		448,842

TOTAL COMMON STOCKS
(Cost $682,334)		601,428
	Principal Amount	Value

Bank Loan Obligations - 1.0%
COMMUNICATION SERVICES - 0.2%
Media - 0.1%
iHeartCommunications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1564% 5/1/26 (e)(i)(k)	746,250	706,803
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/1/26 (e)(i)(k)	875,000	843,649
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (e)(i)(k)	1,449,025	1,424,348
		2,974,800
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (e)(i)(k)	3,190,000	3,209,491
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (e)(i)(k)	150,000	151,182
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/21 (e)(i)(k)(l)	1,145,082	1,164,170
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9064% 5/28/27 (e)(i)(k)	2,750,000	2,709,603
		7,234,446

TOTAL COMMUNICATION SERVICES		10,209,246

CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (e)(i)(k)	1,312,400	1,224,902
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (e)(i)(k)	2,110,000	1,882,394
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.072% 12/10/24 (e)(i)(k)	731,250	736,566
		3,843,862
Specialty Retail - 0.0%
Sally Holdings LLC Tranche B 2LN, term loan 4.5% 7/5/24 (e)(k)	500,000	493,750

TOTAL CONSUMER DISCRETIONARY		4,337,612

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 0% 6/9/24 (e)(f)(i)(k)	1,900,000	1,239,750
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (e)(i)(k)	373,120	353,625
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 3/28/24 (e)(i)(k)	680,268	645,404
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 0% 3/1/24 (f)(i)(k)	2,475,000	12,375
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (b)(f)(i)(k)	864,602	0
term loan 0% 12/31/49 (b)(e)(f)(k)	373,000	0
		2,251,154
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (e)(i)(k)	300,000	296,625
Insurance - 0.0%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2634% 4/25/25 (e)(i)(k)	2,000,000	1,946,080

TOTAL FINANCIALS		2,242,705

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Milano Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8/17/27 (i)(k)(m)	2,000,000	1,982,500
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9064% 11/16/25 (e)(i)(k)	335,000	328,062
		2,310,562
Pharmaceuticals - 0.0%
Mallinckrodt International Finance S.A. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 9/24/24 (i)(k)(m)	497,429	432,609

TOTAL HEALTH CARE		2,743,171

INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (e)(i)(k)	1,445,300	1,329,676
West Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.5678% 10/10/24 (e)(i)(k)	2,144,133	1,913,424
		3,243,100
Construction & Engineering - 0.0%
Landry's Finance Acquisition Co. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 12.000% 0% 10/4/23 (e)(i)(k)	439,137	505,008
3 month U.S. LIBOR + 12.000% 13% 10/4/23 (e)(i)(k)	35,863	40,525
		545,533
Professional Services - 0.0%
Dun & Bradstreet Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 2/8/26 (i)(k)(m)	1,000,000	997,000

TOTAL INDUSTRIALS		4,785,633

INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/24 (e)(i)(k)	401,517	394,768
Electronic Equipment & Components - 0.0%
Tiger Merger Sub Co. 1LN, term loan 3 month U.S. LIBOR + 3.500% 7/1/25 (i)(k)(m)	650,000	650,650
IT Services - 0.0%
RP Crown Parent, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 10/12/23 (i)(k)(m)	502,591	498,510
Software - 0.3%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (e)(i)(k)	1,305,000	1,205,311
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (e)(i)(k)	239,472	225,149
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4064% 10/2/25 (e)(i)(k)	198,360	194,476
Informatica Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 2/14/27 (i)(k)(m)	523,688	511,905
7.125% 2/14/25 (k)	475,000	479,356
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 3.9064% 9/29/24 (e)(i)(k)	1,000,000	989,630
3 month U.S. LIBOR + 8.500% 9.5% 9/29/25 (e)(i)(k)	2,250,000	2,265,480
TIBCO Software, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.750% 2/14/28 (i)(k)(m)	2,000,000	1,940,000
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (e)(i)(k)	3,015,000	3,009,362
		10,820,669

TOTAL INFORMATION TECHNOLOGY		12,364,597

MATERIALS - 0.1%
Chemicals - 0.1%
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8% 7/1/26 (e)(i)(k)	1,348,741	1,326,824
PQ Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 2/7/27 (i)(k)(m)	1,475,000	1,466,711
Solenis International LP Tranche 1LN, term loan 3 month U.S. LIBOR + 4.000% 12/18/23 (i)(k)(m)	994,924	976,110
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1641% 10/1/25 (e)(i)(k)	994,830	964,518
		4,734,163
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Retail Holdings VII Sub 3 LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 8/24/25 (i)(k)(m)	994,937	795,720
TOTAL BANK LOAN OBLIGATIONS
(Cost $47,222,363)		44,464,001
	Shares	Value

Fixed-Income Funds - 63.1%
High Yield Fixed-Income Funds - 63.1%
Artisan High Income Fund Investor Shares	49,777,460	477,365,843
BlackRock High Yield Bond Portfolio Institutional Class	63,159,148	475,588,382
Eaton Vance Income Fund of Boston Class A	33,269,325	180,652,434
Fidelity Capital & Income Fund (n)	31,878,249	321,013,969
iShares iBoxx $ High Yield Corporate Bond ETF	422,000	35,882,660
MainStay High Yield Corporate Bond Fund Class A	62,276,913	342,523,020
SPDR Barclays Short Term High Yield Bond ETF	1,300,000	33,826,000
SPDR Lehman High Yield Bond ETF	327,800	34,664,850
T. Rowe Price High Yield Fund Advisor Class	72,267,793	465,404,585
Vanguard High-Yield Corporate Fund Admiral Shares	87,214,546	510,205,029
TOTAL FIXED-INCOME FUNDS
(Cost $2,760,658,656)		2,877,126,772

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.12% (o)	28,011,779	28,017,382
State Street Institutional U.S. Government Money Market Fund Premier Class .04% (p)	15,630,408	15,630,408
TOTAL MONEY MARKET FUNDS
(Cost $43,647,645)		43,647,790
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $4,420,956,182)		4,554,090,299
NET OTHER ASSETS (LIABILITIES) - 0.1%		5,084,555
NET ASSETS - 100%		$4,559,174,854

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	260	Dec. 2020	$36,205,000	$2,329	$2,329

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $293,700 or 0.0% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,091,447,865 or 23.9% of net assets.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Non-income producing - Security is in default.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) A portion of the security sold on a delayed delivery basis.

 (i) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (j) Non-income producing

 (k) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (l) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $572,541 and $582,085, respectively.

 (m) The coupon rate will be determined upon settlement of the loan after period end.

 (n) Affiliated Fund

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (p) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Mesquite Energy, Inc. 15% 7/31/23	7/10/20	$293,700

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,828
Total	$38,828

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Capital & Income Fund	$147,684,574	$284,405,347	$114,005,045	$3,455,369	$566,512	$2,362,581	$321,013,969
Total	$147,684,574	$284,405,347	$114,005,045	$3,455,369	$566,512	$2,362,581	$321,013,969

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$152,586	$152,586	$--	$--
Energy	448,842	19,816	--	429,026
Corporate Bonds	1,566,575,983	--	1,566,282,283	293,700
U.S. Government Agency - Mortgage Securities	738,896	--	738,896	--
Asset-Backed Securities	20,935,429	--	20,935,429	--
Bank Loan Obligations	44,464,001	--	44,464,001	--
Fixed-Income Funds	2,877,126,772	2,877,126,772	--	--
Money Market Funds	43,647,790	43,647,790	--	--
Total Investments in Securities:	$4,554,090,299	$2,920,946,964	$1,632,420,609	$722,726
Derivative Instruments:
Assets
Futures Contracts	$2,329	$2,329	$--	$--
Total Assets	$2,329	$2,329	$--	$--
Total Derivative Instruments:	$2,329	$2,329	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$2,329	$0
Total Interest Rate Risk	2,329	0
Total Value of Derivatives	$2,329	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,111,208,775)	$4,205,058,948
Fidelity Central Funds (cost $28,017,237)	28,017,382
Other affiliated issuers (cost $281,730,170)	321,013,969
Total Investment in Securities (cost $4,420,956,182)		$4,554,090,299
Cash		3,105,163
Receivable for investments sold
Regular delivery		764,008
Delayed delivery		126,875
Receivable for fund shares sold		1,418,377
Dividends receivable		11,049,893
Interest receivable		24,999,930
Distributions receivable from Fidelity Central Funds		4,894
Prepaid expenses		4,767
Other receivables		845,741
Total assets		4,596,409,947
Liabilities
Payable for investments purchased
Regular delivery	$28,766,372
Delayed delivery	5,240,852
Payable for fund shares redeemed	2,002,463
Distributions payable	117,620
Accrued management fee	373,138
Payable for daily variation margin on futures contracts	651,424
Other payables and accrued expenses	83,224
Total liabilities		37,235,093
Net Assets		$4,559,174,854
Net Assets consist of:
Paid in capital		$4,572,075,569
Total accumulated earnings (loss)		(12,900,715)
Net Assets		$4,559,174,854
Net Asset Value, offering price and redemption price per share ($4,559,174,854 ÷ 492,182,750 shares)		$9.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$45,579,742
Affiliated issuers		3,063,823
Interest		30,216,926
Income from Fidelity Central Funds		38,828
Total income		78,899,319
Expenses
Management fee	$4,959,038
Custodian fees and expenses	13,360
Independent trustees' fees and expenses	13,480
Registration fees	48,323
Audit	23,529
Legal	5,095
Interest	589
Miscellaneous	106,779
Total expenses before reductions	5,170,193
Expense reductions	(3,450,015)
Total expenses after reductions		1,720,178
Net investment income (loss)		77,179,141
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(22,827,977)
Fidelity Central Funds	300
Other affiliated issuers	566,512
Futures contracts	402,800
Swaps	803,678
Capital gain distributions from underlying funds:
Affiliated issuers	391,546
Total net realized gain (loss)		(20,663,141)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	88,578,088
Fidelity Central Funds	1
Other affiliated issuers	2,362,581
Futures contracts	2,329
Swaps	(648,756)
Total change in net unrealized appreciation (depreciation)		90,294,243
Net gain (loss)		69,631,102
Net increase (decrease) in net assets resulting from operations		$146,810,243

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,179,141	$124,500,037
Net realized gain (loss)	(20,663,141)	15,403,545
Change in net unrealized appreciation (depreciation)	90,294,243	(11,198,658)
Net increase (decrease) in net assets resulting from operations	146,810,243	128,704,924
Distributions to shareholders	(69,704,505)	(128,212,511)
Share transactions
Proceeds from sales of shares	2,683,972,999	264,458,141
Reinvestment of distributions	68,767,119	92,688,234
Cost of shares redeemed	(312,724,535)	(958,070,158)
Net increase (decrease) in net assets resulting from share transactions	2,440,015,583	(600,923,783)
Total increase (decrease) in net assets	2,517,121,321	(600,431,370)
Net Assets
Beginning of period	2,042,053,533	2,642,484,903
End of period	$4,559,174,854	$2,042,053,533
Other Information
Shares
Sold	300,517,326	27,921,160
Issued in reinvestment of distributions	7,751,600	9,796,252
Redeemed	(35,139,864)	(101,436,177)
Net increase (decrease)	273,129,062	(63,718,765)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Income Opportunities Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$9.32	$9.34	$9.53	$9.57	$8.48	$9.94
Income from Investment Operations
Net investment income (loss)B	.246	.515	.513	.489	.493	.518
Net realized and unrealized gain (loss)	(.079)	(.001)	(.222)	(.050)	1.091	(1.300)
Total from investment operations	.167	.514	.291	.439	1.584	(.782)
Distributions from net investment income	(.227)	(.530)	(.469)	(.479)	(.494)	(.537)
Distributions from net realized gain	–	(.004)	(.012)	–	–	(.118)
Tax return of capital	–	–	–	–	–	(.023)
Total distributions	(.227)	(.534)	(.481)	(.479)	(.494)	(.678)
Net asset value, end of period	$9.26	$9.32	$9.34	$9.53	$9.57	$8.48
Total ReturnC,D	1.95%	5.57%	3.21%	4.66%	19.08%	(8.26)%
Ratios to Average Net AssetsE,F,G
Expenses before reductions	.37%H	.34%	.36%	.38%	.29%	.26%
Expenses net of fee waivers, if any	.12%H	.09%	.11%	.13%	.04%	.01%
Expenses net of all reductions	.12%H	.09%	.11%	.13%	.04%	.01%
Net investment income (loss)	5.54%H	5.44%	5.49%	5.09%	5.40%	5.56%
Supplemental Data
Net assets, end of period (000 omitted)	$4,559,175	$2,042,054	$2,642,485	$3,047,435	$3,318,071	$3,813,523
Portfolio turnover rateG	35%H	40%	22%	33%	38%	10%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Strategic Advisers Income Opportunities Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $55,750 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, swaps, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$184,328,025
Gross unrealized depreciation	(52,387,217)
Net unrealized appreciation (depreciation)	$131,940,808
Tax cost	$4,422,151,820

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(11,096,177)
Long-term	(121,841,344)
Total capital loss carryforward	$(132,937,521)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ 803,678	$(648,756)
Interest Rate Risk
Futures Contracts	402,800	2,329
Totals	$1,206,478	$(646,427)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Income Opportunities Fund	2,939,921,281	498,443,360

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .75% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (an affiliate of the investment adviser) and PGIM, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

In September 2020, the Board approved the appointment of T. Rowe Price Associates, Inc. as an additional sub-adviser for the Fund. Subsequent to period end, T. Rowe Price Associates, Inc. was allocated a portion of the Fund's assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Strategic Advisers Income Opportunities Fund	$2,691

During the period, there were no borrowings on this line of credit.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Strategic Advisers Income Opportunities Fund	$13,340,000	1.59%	$589

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2023. During the period, this waiver reduced the Fund's management fee by $3,445,714.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,050.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $251.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Strategic Advisers Income Opportunities Fund	.12%
Actual		$1,000.00	$1,019.50	$.61
Hypothetical-C		$1,000.00	$1,024.60	$.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of New Sub-Subadvisory Agreements

Strategic Advisers Income Opportunities Fund

In June 2020, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve sub-subadvisory agreements (New Sub-Subadvisory Agreements) among FIAM LLC (FIAM), each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Japan) Limited (FMR Japan), and Fidelity Management & Research (Hong Kong) Limited (FMR H.K., and together with FMR UK and FMR Japan, New Sub-Subadvisers), and Fidelity Rutland Square Trust II on behalf of the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by Strategic Advisers LLC (Strategic Advisers) and FIAM, including the resources dedicated to investment management and support services, as well as shareholder and administrative services, in connection with its annual renewal of the fund's management contract and sub-advisory agreements at its September 2019 meeting. The Board noted its familiarity with the nature, extent and quality of services provided by the New Sub-Subadvisers to other Strategic Advisers funds. The Board also considered the detailed information provided by Strategic Advisers and FIAM in the June 2020 annual contract renewal materials.

The Board considered that FIAM, and not the fund, will compensate the New Sub-Subadvisers under the terms of the New Sub-Subadvisory Agreements and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the New Sub-Subadvisory Agreements will not result in any changes to the fees paid under the sub-advisory agreement among Strategic Advisers, FIAM, and the Trust on behalf of the fund.

Because the Board was approving New Sub-Subadvisory Agreements under which the fund will not bear any additional management fees or expenses, it did not consider the competitiveness of management fee and total expenses or the possible realization of economies of scale to be significant factors in its decision. In addition, because the New Sub-Subadvisory Agreements were negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the New Sub-Subadvisory Agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the New Sub-Subadvisory Agreements will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

The Board noted that in connection with future annual contract renewals, it will consider: (i) the nature, extent, and quality of services provided to the fund, including administrative services and investment performance; (ii) the historical investment performance of the fund; (iii) the competitiveness of the fund's management fees and total expenses; (iv) the costs of services and profitability; (v) the potential fall-out benefits to Strategic Advisers and its affiliates from their relationships with the fund; and (vi) the possible realization of economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the New Sub-Subadvisory Agreements are in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the New Sub-Subadvisory Agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

SRQ-SANN-1020
1.912883.110

Strategic Advisers® International Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Amendment to Sub-Advisory Agreement and New Sub-Subadvisory Agreements

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2020

(excluding cash equivalents)	% of fund's net assets
Fidelity International Discovery Fund	6.4
iShares MSCI Japan ETF	5.1
Fidelity Diversified International Fund	3.9
WCM Focused International Growth Fund Investor Class	3.8
Artisan International Value Fund Investor Class	3.6
Oakmark International Fund Investor Class	3.5
Fidelity Overseas Fund	3.4
JOHCM International Select Fund Class II Shares	3.1
Morgan Stanley Institutional Fund, Inc. International Equity Portfolio Class I	2.5
Pear Tree Polaris Foreign Value Fund Institutional Shares	2.1
37.4

Top Five Market Sectors as of August 31, 2020

(stocks only)	% of fund's net assets
Industrials	8.9
Information Technology	8.1
Investment Companies	8.1
Consumer Staples	6.4
Financials	6.2

Geographic Diversification (% of fund's net assets)

As of August 31, 2020
United States of America	51.6%
Japan	9.8%
United Kingdom	6.3%
Germany	5.8%
Switzerland	5.2%
France	5.3%
Netherlands	2.5%
Cayman Islands	1.5%
Australia	1.0%
Other	11.0%

Asset Allocation (% of fund's net assets)

As of August 31, 2020
Common Stocks	49.1%
Preferred Stocks	0.8%
Europe Stock Funds	0.5%
Foreign Large Blend Funds	12.5%
Foreign Large Growth Funds	21.4%
Foreign Large Value Funds	3.2%
Foreign Small Mid Growth Funds	0.8%
Foreign Small Mid Blend Funds	1.3%
Foreign Small Mid Value Funds	0.8%
Other	6.6%
Short-Term Investments and Net Other Assets (Liabilities)	3.0%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 49.1%
	Shares	Value
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.3%
Altice Europe NV Class A (a)	287,125	$1,270,511
Bezeq The Israel Telecommunication Corp. Ltd. (a)	575,402	657,490
Hellenic Telecommunications Organization SA	413,526	6,760,693
Koninklijke KPN NV	1,555,156	4,081,031
KT Corp.	130,407	2,616,614
Nippon Telegraph & Telephone Corp.	965,400	21,968,274
Nippon Telegraph & Telephone Corp. sponsored ADR	49,968	1,141,519
Orange SA	182,047	2,033,608
Proximus	65,008	1,287,007
Telecom Italia SpA	1,301,248	619,780
Telefonica SA	1,119,017	4,408,994
		46,845,521
Entertainment - 0.6%
Amuse, Inc.	41,200	914,129
Konami Holdings Corp.	30,600	1,180,201
NetEase, Inc.	563,975	11,254,933
NetEase, Inc. ADR	28,756	14,010,211
Nintendo Co. Ltd.	56,300	30,306,742
Nintendo Co. Ltd. ADR (b)	44,913	3,025,789
Sea Ltd. ADR (a)	82,613	12,624,093
Square Enix Holdings Co. Ltd.	151,900	10,024,841
Tencent Music Entertainment Group ADR (a)	119,992	1,875,475
Toho Co. Ltd.	68,300	2,598,773
Ubisoft Entertainment SA (a)	88,272	7,264,204
Vivendi SA	354,500	10,092,507
		105,171,898
Interactive Media & Services - 0.9%
Alphabet, Inc. Class A (a)	6,378	10,393,142
Baidu.com, Inc. sponsored ADR (a)	310,497	38,678,611
Carsales.com Ltd.	157,201	2,410,467
Kakao Corp.	21,507	7,371,210
NAVER Corp.	59,448	16,144,757
Scout24 AG (c)	97,577	9,076,772
SEEK Ltd.	197,452	3,010,187
Tencent Holdings Ltd.	661,200	45,172,100
Yahoo! Japan Corp.	1,083,300	7,210,749
Yandex NV Series A (a)	107,716	7,349,463
YY, Inc. ADR (a)	69,763	5,960,551
		152,778,009
Media - 0.2%
CyberAgent, Inc.	136,800	7,297,550
Dentsu Group, Inc.	26,300	691,302
Eutelsat Communications	171,546	1,721,239
Hakuhodo DY Holdings, Inc.	106,700	1,329,783
Informa PLC	703,169	3,885,799
Publicis Groupe SA	9,994	350,277
Stroer Out-of-Home Media AG (a)(b)	65,863	5,128,494
Telenet Group Holding NV	2,812	109,329
WPP PLC	720,596	6,103,283
		26,617,056
Wireless Telecommunication Services - 0.5%
Advanced Info Service PCL (For. Reg.)	891,700	5,250,357
China Mobile Ltd.	1,172,400	8,204,359
KDDI Corp.	776,800	22,579,916
NTT DOCOMO, Inc.	282,600	7,895,137
SoftBank Group Corp.	368,600	22,800,229
Tele2 AB (B Shares)	425,612	6,030,053
Vodafone Group PLC	10,367,243	15,200,905
Vodafone Group PLC sponsored ADR	509,763	7,529,200
		95,490,156

TOTAL COMMUNICATION SERVICES		426,902,640

CONSUMER DISCRETIONARY - 4.2%
Auto Components - 0.5%
Autoliv, Inc. (depositary receipt)	70,418	5,516,340
Bridgestone Corp.	57,900	1,837,340
Continental AG	34,168	3,748,913
Continental AG sponsored ADR	36,291	395,209
DENSO Corp.	95,700	4,026,077
Eagle Industry Co. Ltd.	12,900	90,738
JTEKT Corp.	73,600	569,121
Koito Manufacturing Co. Ltd.	219,600	10,657,074
Magna International, Inc. Class A	194,483	9,453,819
Michelin CGDE Series B	52,511	5,929,268
Minth Group Ltd.	300,000	1,011,377
NGK Spark Plug Co. Ltd.	166,200	2,863,759
Schaeffler AG	11,564	77,762
Stanley Electric Co. Ltd.	194,200	5,573,979
Sumitomo Rubber Industries Ltd.	261,500	2,520,809
Toyota Industries Corp.	254,200	14,832,233
TPR Co. Ltd.	19,100	255,532
Valeo SA	337,882	10,322,214
Yorozu Corp.	17,400	153,769
		79,835,333
Automobiles - 0.3%
Fiat Chrysler Automobiles NV (Italy)	543,576	5,987,932
Honda Motor Co. Ltd.	260,800	6,639,649
Honda Motor Co. Ltd. sponsored ADR (b)	79,239	2,026,934
Kia Motors Corp.	19,593	700,395
Mitsubishi Motors Corp. of Japan	243,100	585,285
Nissan Motor Co. Ltd.	351,700	1,417,418
Nissan Motor Co. Ltd. sponsored ADR (b)	35,700	288,456
Peugeot Citroen SA	263,890	4,525,302
Renault SA	75,600	2,150,779
Subaru Corp.	175,900	3,657,836
Suzuki Motor Corp.	142,800	5,863,543
Toyota Motor Corp.	232,500	15,355,329
Toyota Motor Corp. sponsored ADR	6,200	821,066
Volkswagen AG	17,763	3,183,861
		53,203,785
Distributors - 0.0%
Inchcape PLC	1,109,800	7,499,220
Diversified Consumer Services - 0.1%
Offcn Education Technology Co. A Shares	555,000	2,893,947
TAL Education Group ADR (a)	177,304	13,086,808
		15,980,755
Hotels, Restaurants & Leisure - 0.6%
Aristocrat Leisure Ltd.	415,303	8,689,922
Carnival PLC	62,858	861,689
Collins Foods Ltd.	95,921	736,471
Compass Group PLC	2,730,339	44,182,250
Crown Ltd.	81,884	544,146
Evolution Gaming Group AB (c)	114,272	8,558,048
Gaming VC Holdings SA	830,616	8,929,241
Greggs PLC	184,605	3,496,741
InterContinental Hotel Group PLC	29,974	1,730,622
McDonald's Holdings Co. (Japan) Ltd.	6,600	324,033
Melco Crown Entertainment Ltd. sponsored ADR	165,234	3,225,368
Paddy Power Betfair PLC	34,206	5,660,739
Sands China Ltd.	1,785,600	7,860,351
Sushiro Global Holdings Ltd. (b)	86,200	2,006,979
The Restaurant Group PLC	97,144	73,304
Wolverhampton & Dudley Breweries PLC	420,484	297,903
Yum China Holdings, Inc.	149,376	8,620,489
		105,798,296
Household Durables - 0.4%
Barratt Developments PLC	325,800	2,287,315
Berkeley Group Holdings PLC	6,971	424,830
Iida Group Holdings Co. Ltd.	28,300	553,094
Nikon Corp.	113,400	890,797
Panasonic Corp.	651,900	6,007,363
Persimmon PLC	463,348	16,227,767
Rinnai Corp.	10,700	991,049
Sony Corp.	459,700	35,996,534
Sumitomo Forestry Co. Ltd.	45,800	733,821
Taylor Wimpey PLC	823,659	1,348,757
Vistry Group PLC	221	1,879
Zinus, Inc.	4,250	302,062
		65,765,268
Internet & Direct Marketing Retail - 0.7%
Alibaba Group Holding Ltd.	833,616	30,005,884
Alibaba Group Holding Ltd. sponsored ADR (a)	21,029	6,035,954
ASKUL Corp.	15,600	482,368
ASOS PLC (a)	206,616	13,558,360
B2W Companhia Global do Varejo (a)	60,400	1,235,783
Boohoo.Com PLC (a)	567,140	2,194,770
Delivery Hero AG (a)(c)	44,524	4,783,007
HelloFresh AG (a)	54,368	2,796,330
JD.com, Inc. Class A	252,100	10,042,637
Kogan.Com Ltd.	56,796	871,310
Media Do Co. Ltd.	9,000	574,423
Meituan Dianping Class B (a)	283,600	9,348,648
MercadoLibre, Inc. (a)	5,887	6,879,489
Oisix Ra Daichi, Inc. (a)	22,800	722,221
Prosus NV	62,509	6,265,414
Rakuten, Inc.	2,077,000	18,296,190
Trainline PLC (a)(c)	260,123	1,377,664
Zalando SE (a)(c)	109,211	9,532,113
		125,002,565
Leisure Products - 0.1%
Games Workshop Group PLC	3,210	395,627
Sega Sammy Holdings, Inc.	568,900	6,601,313
SHIMANO, Inc.	15,500	3,285,418
Yamaha Corp.	75,200	3,670,717
		13,953,075
Multiline Retail - 0.1%
Magazine Luiza SA	283,400	4,822,223
Next PLC	90,033	7,266,830
Pan Pacific International Holdings Ltd.	11,200	263,411
Wesfarmers Ltd.	5,963	208,993
		12,561,457
Specialty Retail - 0.2%
Alpen Co. Ltd.	26,200	444,768
AP Eagers Ltd.	63,143	415,414
Geo Holdings Corp.	43,200	701,136
Grupo SBF SA (a)	136,100	754,717
Hornbach Holding AG & Co. KGaA	7,144	777,507
Kingfisher PLC	2,956,772	10,752,526
Kingfisher PLC ADR	61,868	442,356
Mekonomen AB	82,922	886,279
Nitori Holdings Co. Ltd.	14,400	3,015,550
Nojima Co. Ltd.	23,800	705,585
USS Co. Ltd.	696,800	11,782,739
WH Smith PLC	584,508	9,196,384
Yamada Denki Co. Ltd.	561,700	3,017,583
		42,892,544
Textiles, Apparel & Luxury Goods - 1.2%
adidas AG	56,397	17,134,926
Brunello Cucinelli SpA	48,585	1,532,962
Burberry Group PLC	184,111	3,555,064
Compagnie Financiere Richemont SA Series A	668,023	44,476,626
Essilor International SA	238,792	31,944,289
Gildan Activewear, Inc.	9,900	191,466
Gildan Activewear, Inc.	10,300	199,706
Hermes International SCA	5,300	4,550,029
Kering SA	26,590	16,328,863
Li Ning Co. Ltd.	2,047,500	8,648,446
lululemon athletica, Inc. (a)	32,777	12,313,336
LVMH Moet Hennessy Louis Vuitton SE	98,795	46,396,371
Moncler SpA	239,442	9,272,202
Pandora A/S	21,052	1,537,645
Puma AG	107,989	8,915,135
Samsonite International SA (a)(c)	2,078,700	2,401,369
Shenzhou International Group Holdings Ltd.	267,000	4,298,877
TSI Holdings Co. Ltd.	18,300	55,635
		213,752,947

TOTAL CONSUMER DISCRETIONARY		736,245,245

CONSUMER STAPLES - 6.1%
Beverages - 1.2%
Carabao Group PCL	467,700	1,820,840
Coca-Cola European Partners PLC	180,506	7,429,627
Coca-Cola West Co. Ltd.	24,700	412,308
Diageo PLC	2,091,550	69,881,074
Heineken Holding NV	140,596	11,518,113
Heineken NV (Bearer)	245,196	22,694,416
ITO EN Ltd.	461,000	27,899,825
Kirin Holdings Co. Ltd.	700,500	13,789,761
Kweichow Moutai Co. Ltd. (A Shares)	30,807	8,036,374
Pernod Ricard SA	254,320	43,551,213
Royal Unibrew A/S	25,515	2,675,176
		209,708,727
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	241,391	7,878,265
Bidcorp Ltd.	21,335	352,297
Bim Birlesik Magazalar A/S JSC	72,204	667,353
Carrefour SA	930,584	14,947,497
Casino Guichard Perrachon SA (a)(b)	131,236	3,406,278
Cosmos Pharmaceutical Corp.	22,600	3,979,512
J Sainsbury PLC	590,676	1,451,259
Jeronimo Martins SGPS SA	9,673	158,778
Kobe Bussan Co. Ltd.	15,300	902,847
Matsumotokiyoshi Holdings Co. Ltd.	107,500	3,765,520
Okuwa Co. Ltd.	56,700	783,730
Pick 'n Pay Stores Ltd.	154,557	380,483
Seven & i Holdings Co. Ltd.	984,000	31,745,709
Seven & i Holdings Co. Ltd. ADR	4,000	64,360
Sugi Holdings Co. Ltd.	35,800	2,585,753
Tesco PLC	5,300,000	15,477,278
United Super Markets Holdings, Inc.	34,600	406,713
Welcia Holdings Co. Ltd.	106,800	4,572,893
Zur Rose Group AG (a)	6,188	1,680,573
		95,207,098
Food Products - 2.1%
AarhusKarlshamn AB	73,707	1,460,114
Associated British Foods PLC	59,014	1,614,027
Ausnutria Dairy Hunan Co. Ltd. (H Shares)	279,000	458,089
Bakkafrost (a)	23,437	1,467,546
Barry Callebaut AG	2,464	5,451,629
Danone SA	896,898	58,976,948
Ezaki Glico Co. Ltd.	212,300	9,019,969
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	193,300	5,170,887
Kerry Group PLC Class A	163,056	21,404,117
La Doria SpA	16,177	212,353
Lindt & Spruengli AG (participation certificate)	218	1,855,755
Meiji Holdings Co. Ltd.	22,100	1,786,112
Mowi ASA	478,300	9,354,437
Nestle SA (Reg. S)	1,658,498	199,761,336
Nissin Food Holdings Co. Ltd.	71,600	7,165,746
Toyo Suisan Kaisha Ltd.	492,900	28,015,465
WH Group Ltd. ADR	2,959	50,510
Wilmar International Ltd.	2,275,900	7,293,318
Yakult Honsha Co. Ltd.	69,400	3,964,217
		364,482,575
Household Products - 0.5%
Colgate-Palmolive Co.	315,151	24,978,868
Reckitt Benckiser Group PLC	599,887	60,216,028
Unicharm Corp.	11,800	514,046
		85,708,942
Personal Products - 1.4%
Kao Corp.	675,400	51,454,493
Kobayashi Pharmaceutical Co. Ltd.	297,100	26,479,951
Kolmar BNH Co. Ltd.	19,160	1,072,955
Kose Corp.	45,000	5,281,122
L'Oreal SA	208,816	69,295,566
Mandom Corp.	18,900	300,680
Pola Orbis Holdings, Inc.	85,000	1,541,661
Rohto Pharmaceutical Co. Ltd.	489,500	15,574,895
Shiseido Co. Ltd.	47,000	2,738,394
Unilever NV	97,098	5,642,038
Unilever PLC	872,115	51,561,115
Unilever PLC sponsored ADR (b)	87,787	5,230,349
		236,173,219
Tobacco - 0.3%
British American Tobacco PLC (United Kingdom)	1,290,857	43,508,385
Imperial Brands PLC	383,100	6,416,725
Japan Tobacco, Inc.	475,800	8,905,948
Swedish Match Co. AB	18,739	1,422,464
		60,253,522

TOTAL CONSUMER STAPLES		1,051,534,083

ENERGY - 1.2%
Energy Equipment & Services - 0.1%
CGG SA (a)	192,985	175,718
Core Laboratories NV	101,293	2,120,062
John Wood Group PLC	86,681	287,128
Petrofac Ltd.	88,771	191,050
Tenaris SA	355,978	2,085,632
Tenaris SA sponsored ADR (b)	109,509	1,276,875
The Drilling Co. of 1972 A/S (a)	74,100	1,761,726
WorleyParsons Ltd.	1,258,051	8,926,162
		16,824,353
Oil, Gas & Consumable Fuels - 1.1%
Beach Energy Ltd.	579,989	650,212
BP PLC	7,773,700	27,120,725
BP PLC sponsored ADR	385,491	8,068,327
Cairn Energy PLC (a)	2,558,034	4,821,427
Eni SpA	1,140,249	10,593,382
EnQuest PLC (a)	797,199	137,470
Equinor ASA	628,346	10,185,079
Equinor ASA sponsored ADR	158,462	2,543,315
Galp Energia SGPS SA Class B	644,722	6,923,127
Gazprom OAO	240,410	587,218
Gulf Keystone Petroleum Ltd.	2,267	2,549
Idemitsu Kosan Co. Ltd.	268,200	5,915,264
INPEX Corp.	534,400	3,399,695
Japan Petroleum Exploration Co. Ltd.	18,600	323,829
JX Holdings, Inc.	1,712,000	6,717,719
Lukoil PJSC	16,037	1,077,111
Lundin Petroleum AB	129,627	3,168,067
Neste Oyj	231,670	12,388,325
Oil Search Ltd. ADR	1,423,834	3,433,986
Ovintiv, Inc. (b)	81,673	904,937
Parkland Corp.	17,007	482,040
Premier Oil PLC (a)(b)	701,171	204,704
Reliance Industries Ltd.	514,564	14,615,131
Reliance Industries Ltd.	30,348	494,432
Rosneft Oil Co. OJSC	91,940	461,546
Royal Dutch Shell PLC:
Class A (b)	254,046	3,775,419
Class B sponsored ADR	220,400	6,193,240
Class B (United Kingdom)	177,103	2,491,611
rights (a)(d)	254,046	40,972
rights (a)(d)	177,103	28,951
Santos Ltd.	1,366,685	5,715,352
TC Energy Corp.	113,009	5,284,179
Total SA (b)	1,030,605	40,886,233
Ultrapar Participacoes SA	136,700	485,069
VERBIO Vereinigte BioEnergie AG	11,627	199,801
Whitehaven Coal Ltd.	694,881	476,634
		190,797,078

TOTAL ENERGY		207,621,431

FINANCIALS - 6.2%
Banks - 2.7%
ABN AMRO Group NV GDR (c)	320,443	3,053,087
AIB Group PLC	6,192,225	7,633,345
Australia & New Zealand Banking Group Ltd.	411,110	5,542,755
Banco Bilbao Vizcaya Argentaria SA	6,695,590	19,608,063
Banco Bradesco SA	88,800	308,454
Barclays PLC	19,637,019	28,751,183
BNP Paribas SA (a)	1,299,597	56,621,130
CaixaBank SA	6,604,551	14,509,285
Chiba Bank Ltd.	728,500	3,782,986
Close Brothers Group PLC	111,435	1,672,829
Concordia Financial Group Ltd.	210,200	698,583
DBS Group Holdings Ltd.	941,900	14,448,167
DNB ASA	808,356	12,949,167
Erste Group Bank AG	167,100	4,063,951
Grupo Financiero Banorte S.A.B. de CV Series O (a)	1,884,032	6,515,159
HDFC Bank Ltd.	945,888	14,407,856
ING Groep NV (Certificaten Van Aandelen)	5,685,203	46,403,010
Intesa Sanpaolo SpA	2,109,814	4,541,393
Jyske Bank A/S (Reg.) (a)	90,731	2,709,137
KB Financial Group, Inc.	27,839	864,010
KBC Groep NV	336,512	19,315,834
Lloyds Banking Group PLC	14,236,320	5,367,914
Mebuki Financial Group, Inc.	1,203,500	2,920,262
Mediobanca SpA	853,300	7,415,155
Mitsubishi UFJ Financial Group, Inc.	4,746,100	19,802,499
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	90,811	379,590
National Bank of Canada	211,086	11,603,378
North Pacific Bank Ltd.	1,071,300	2,255,581
PT Bank Central Asia Tbk	7,566,500	16,302,073
PT Bank Mandiri (Persero) Tbk	3,045,400	1,245,274
Raiffeisen International Bank-Holding AG	29,903	535,271
Shinsei Bank Ltd.	185,700	2,172,330
Societe Generale Series A	142,527	2,307,184
Standard Chartered PLC (United Kingdom)	411,356	2,157,730
Sumitomo Mitsui Financial Group, Inc.	1,095,800	32,222,198
Sumitomo Mitsui Financial Group, Inc. ADR	113,741	668,797
Sumitomo Mitsui Trust Holdings, Inc.	187,400	5,405,690
Svenska Handelsbanken AB (A Shares) (a)	1,399,968	14,083,626
Swedbank AB (A Shares) (a)	315,513	5,348,160
Sydbank A/S (a)	120,307	2,023,231
The Hachijuni Bank Ltd.	714,600	2,766,237
UniCredit SpA	5,748,076	56,590,599
United Overseas Bank Ltd.	464,100	6,654,638
		468,626,801
Capital Markets - 1.2%
3i Group PLC	671,420	8,418,744
BM&F BOVESPA SA	623,700	6,694,088
Brewin Dolphin Holding PLC	186,156	620,866
Brookfield Asset Management, Inc. Class A	85,133	2,872,387
BT Investment Management Ltd.	52,722	225,145
Daiwa Securities Group, Inc.	1,698,000	7,663,164
Deutsche Borse AG	51,600	9,753,775
Euronext NV (c)	305,462	37,108,449
Flatex AG (a)	10,891	528,319
Hong Kong Exchanges and Clearing Ltd.	228,900	11,541,226
IG Group Holdings PLC	171,700	1,812,060
Intermediate Capital Group PLC	325,345	5,945,150
Japan Exchange Group, Inc.	94,100	2,441,456
Julius Baer Group Ltd.	387,073	18,558,838
Jupiter Fund Management PLC	142,203	398,428
London Stock Exchange Group PLC	103,952	12,278,905
Macquarie Group Ltd.	311,251	29,315,218
Magellan Financial Group Ltd.	35,026	1,530,631
Nomura Holdings, Inc.	1,090,700	5,602,293
Partners Group Holding AG	10,211	10,367,449
UBS Group AG	3,223,351	39,170,873
XP, Inc. Class A (a)	31,051	1,533,609
		214,381,073
Consumer Finance - 0.0%
AEON Financial Service Co. Ltd.	34,700	308,947
Credit Corp. Group Ltd.	21,148	295,109
Flexigroup Ltd.	163,343	145,171
Hoist Finance AB (a)(c)	55,065	195,692
Provident Financial PLC	28,792	94,834
		1,039,753
Diversified Financial Services - 0.3%
Challenger Ltd.	2,363,924	7,113,530
Element Financial Corp.	1,024,700	8,429,510
EXOR NV	55,800	3,289,493
Groupe Bruxelles Lambert SA	89,100	8,248,886
Industrivarden AB (C Shares)	31,635	833,501
Investor AB (B Shares)	149,000	9,498,324
M&G PLC	805,040	1,861,717
Mitsubishi UFJ Lease & Finance Co. Ltd.	688,800	3,258,167
ORIX Corp.	990,100	12,358,138
		54,891,266
Insurance - 2.0%
AEGON NV	473,100	1,309,997
AEGON NV:
rights 9/11/20 (a)(d)	473,100	33,874
(NY Reg.)	443,059	1,213,982
AIA Group Ltd.	4,618,600	47,316,436
Allianz SE	48,600	10,527,581
Aon PLC	95,009	19,000,850
Aviva PLC	9,497,333	35,795,235
AXA SA	1,642,490	33,513,482
BB Seguridade Participacoes SA	264,000	1,271,209
CNP Assurances	97,156	1,300,859
Coface SA (a)	54,573	427,218
Dai-ichi Mutual Life Insurance Co.	313,300	4,749,121
Direct Line Insurance Group PLC	696,885	2,747,173
Hiscox Ltd.	1,324,834	14,050,891
IRB Brasil Resseguros SA (a)	96,307	121,647
Japan Post Insurance Co. Ltd.	48,100	769,309
MS&AD Insurance Group Holdings, Inc.	39,300	1,091,265
MS&AD Insurance Group Holdings, Inc. ADR	5,200	71,916
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	66,203	19,095,110
NKSJ Holdings, Inc.	216,300	8,127,971
NN Group NV	76,892	2,894,999
NN Group NV rights (a)(d)(e)	76,892	207,375
PICC Property & Casualty Co. Ltd. (H Shares)	6,862,000	5,291,657
Ping An Insurance Group Co. of China Ltd. (H Shares)	1,726,000	18,427,475
Porto Seguro SA	140,700	1,357,562
Poste Italiane SpA (c)	127,845	1,173,216
Prudential PLC	1,198,625	19,323,489
Saga PLC	297,511	54,127
Sampo Oyj (A Shares)	246,732	9,939,268
Storebrand ASA (A Shares)	1,095,947	6,731,975
Sul America SA unit	69,600	548,568
Sun Life Financial, Inc. (b)	278,082	11,606,382
T&D Holdings, Inc.	342,500	3,589,435
Talanx AG	99,500	3,697,511
Tokio Marine Holdings, Inc.	242,800	11,209,857
Tokio Marine Holdings, Inc. ADR (b)	4,284	197,278
Tryg A/S	48,405	1,486,066
Zurich Insurance Group Ltd.	103,474	38,259,262
		338,530,628
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	192,649	4,819,348

TOTAL FINANCIALS		1,082,288,869

HEALTH CARE - 5.4%
Biotechnology - 0.2%
Abcam PLC	79,606	1,328,038
Ascendis Pharma A/S sponsored ADR (a)	17,979	2,664,128
BELLUS Health, Inc. (a)(b)	317,700	791,073
CSL Ltd.	54,086	11,409,262
CStone Pharmaceuticals Co. Ltd. (a)(c)	1,060,500	1,264,313
Genmab A/S (a)	24,260	9,163,156
Genmab A/S ADR (a)	65,851	2,486,534
Grifols SA ADR	60,228	965,455
Vitrolife AB	59,496	1,598,519
		31,670,478
Health Care Equipment & Supplies - 1.3%
AK Medical Holdings Ltd. (c)	490,000	1,249,076
Alcon, Inc. (a)(b)	42,761	2,451,916
Alcon, Inc. (Switzerland) (a)	271,795	15,442,659
ASAHI INTECC Co. Ltd.	167,200	4,964,774
Carl Zeiss Meditec AG	24,466	2,756,150
Coloplast A/S Series B	38,418	6,519,355
DiaSorin S.p.A.	2,278	411,845
Eiken Chemical Co. Ltd.	67,200	1,209,936
Elekta AB (B Shares) (b)	555,329	6,962,638
Hoya Corp.	172,500	16,962,541
Koninklijke Philips Electronics NV	1,173,959	55,553,095
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	52,581	2,497,072
Medacta Group SA (a)(c)	2,518	238,443
Nihon Kohden Corp.	506,700	17,342,090
Olympus Corp.	1,231,100	24,397,667
Paramount Bed Holdings Co. Ltd.	2,000	79,781
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	58,300	2,915,234
Siemens Healthineers AG (c)	162,893	7,421,215
Siemens Healthineers AG ADR	1,932	43,996
Smith & Nephew PLC	453,255	9,146,969
Sonova Holding AG Class B	13,880	3,241,405
Straumann Holding AG	8,336	8,196,291
Sysmex Corp.	27,000	2,359,807
Terumo Corp.	962,000	39,146,674
		231,510,629
Health Care Providers & Services - 0.3%
Aier Eye Hospital Group Co. Ltd. (A Shares)	591,700	4,490,162
Amplifon SpA	82,635	2,753,260
C-Mer Eye Care Holdings Ltd. (b)	1,030,000	879,865
Estia Health Ltd.	51,256	58,974
Fresenius SE & Co. KGaA	529,177	24,501,943
Mediclinic International PLC	57,936	194,815
Medipal Holdings Corp.	140,000	2,679,318
Notre Dame Intermedica Participacoes SA	216,600	2,929,645
Orpea (a)	22,951	2,756,660
Ryman Healthcare Group Ltd.	15,582	141,067
Spire Healthcare Group PLC (c)	91,336	112,082
Topchoice Medical Corp. (a)	119,800	3,958,493
		45,456,284
Health Care Technology - 0.0%
JMDC, Inc.	25,500	1,935,703
M3, Inc.	51,500	2,985,507
		4,921,210
Life Sciences Tools & Services - 0.4%
Eurofins Scientific SA (a)	6,430	5,153,348
Evotec OAI AG (a)(b)	121,277	3,241,860
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	288,100	4,711,606
ICON PLC (a)	42,820	7,982,076
Lonza Group AG	35,257	21,909,170
Sartorius Stedim Biotech	22,671	8,110,921
Siegfried Holding AG	3,075	1,743,390
Tecan Group AG	10,282	4,643,080
WuXi AppTec Co. Ltd.	170,480	2,736,014
Wuxi Biologics (Cayman), Inc. (a)(c)	241,000	6,239,494
		66,470,959
Pharmaceuticals - 3.2%
Astellas Pharma, Inc.	2,158,200	33,858,183
AstraZeneca PLC sponsored ADR	212,082	11,876,592
Bayer AG	786,483	52,310,594
Bayer AG sponsored ADR	82,031	1,365,816
Chugai Pharmaceutical Co. Ltd.	130,500	5,816,839
Daiichi Sankyo Kabushiki Kaisha	28,600	2,550,953
Eisai Co. Ltd.	7,600	664,816
GlaxoSmithKline PLC	193,752	3,784,623
GlaxoSmithKline PLC sponsored ADR	301,876	11,954,290
Ipca Laboratories Ltd.	70,131	1,807,065
Ipsen SA	48,587	5,032,777
Kissei Pharmaceutical Co. Ltd.	14,500	316,518
Kyowa Hakko Kirin Co., Ltd.	591,300	15,307,979
Merck KGaA ADR	6,300	171,234
Novartis AG	966,363	83,287,959
Novartis AG sponsored ADR	40,479	3,483,623
Novo Nordisk A/S:
Series B	733,377	48,486,041
Series B sponsored ADR	19,605	1,294,714
Otsuka Holdings Co. Ltd.	246,000	10,816,428
Roche Holding AG:
(participation certificate)	320,667	112,175,420
sponsored ADR	12,427	543,060
Sanofi SA	601,143	60,889,017
Sanofi SA sponsored ADR	14,066	711,458
Santen Pharmaceutical Co. Ltd.	2,306,200	44,005,384
Takeda Pharmaceutical Co. Ltd.	1,030,800	38,435,663
Takeda Pharmaceutical Co. Ltd. ADR	216,511	4,029,270
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	243,848	2,406,780
		557,383,096

TOTAL HEALTH CARE		937,412,656

INDUSTRIALS - 8.9%
Aerospace & Defense - 0.6%
Airbus Group NV	478,656	39,363,516
Austal Ltd.	98,224	256,456
Dassault Aviation SA (a)	3,800	3,457,732
Leonardo SpA	159,766	1,080,643
Meggitt PLC	1,664,357	6,472,028
MTU Aero Engines Holdings AG	68,250	12,644,513
Rolls-Royce Holdings PLC	7,854,605	24,802,393
Safran SA (a)	181,471	20,957,081
Senior Engineering Group PLC	325,958	227,448
		109,261,810
Air Freight & Logistics - 0.3%
Deutsche Post AG	754,780	34,335,321
DSV A/S	128,889	20,154,759
		54,490,080
Airlines - 0.4%
Air Canada (a)	503,100	6,788,485
Air France KLM (Reg.) (a)(b)	875,680	3,924,550
Deutsche Lufthansa AG (a)(b)	102,571	1,073,110
International Consolidated Airlines Group SA CDI (b)	2,762,852	7,752,595
Japan Airlines Co. Ltd.	317,200	6,289,141
Ryanair Holdings PLC sponsored ADR (a)	582,659	47,137,113
		72,964,994
Building Products - 0.5%
Agc, Inc.	49,700	1,410,079
Agc, Inc. ADR	9,900	55,440
Belimo Holding AG (Reg.)	305	2,662,149
Central Glass Co. Ltd.	10,400	207,480
Compagnie de St. Gobain (a)	146,589	5,925,974
Daikin Industries Ltd.	190,800	35,940,089
Geberit AG (Reg.)	20,853	12,009,593
Kaba Holding AG (B Shares) (Reg.)	242	156,345
Kingspan Group PLC (Ireland)	116,413	9,995,399
Nibe Industrier AB (B Shares)	143,217	4,023,415
Reliance Worldwide Corp. Ltd.	311,930	878,844
Toto Ltd.	195,800	8,605,476
		81,870,283
Commercial Services & Supplies - 0.5%
A-Living Services Co. Ltd. (H Shares) (c)	421,250	2,170,687
Aggreko PLC	90,090	574,682
AMA Group Ltd.	201,831	93,782
Babcock International Group PLC	80,262	291,937
Bingo Industries Ltd.	1,841,203	3,028,294
Brambles Ltd.	1,512,915	12,374,782
Country Garden Services Holdings Co. Ltd.	987,000	6,876,558
ISS Holdings A/S	55,370	852,522
Rentokil Initial PLC	1,205,660	8,590,180
Ritchie Bros. Auctioneers, Inc.	172,231	10,077,563
Secom Co. Ltd.	288,600	27,316,386
SG Fleet Group Ltd.	74,291	99,176
Shanks Group PLC	496,053	153,839
Sohgo Security Services Co., Ltd.	155,700	7,284,082
SPIE SA	21,319	362,026
Tomra Systems ASA	116,768	5,660,823
Toppan Printing Co. Ltd.	47,800	743,751
		86,551,070
Construction & Engineering - 0.2%
Balfour Beatty PLC	3,499,426	10,431,623
VINCI SA	177,496	16,629,817
		27,061,440
Electrical Equipment - 1.5%
ABB Ltd. (Reg.)	2,498,043	63,698,055
Denyo Co. Ltd.	1,700	35,038
Legrand SA	662,925	55,297,998
Melrose Industries PLC	8,050,666	10,955,439
Mitsubishi Electric Corp.	933,800	12,898,545
Philips Lighting NV (a)(c)	35,373	1,181,524
PowerCell Sweden AB (a)	23,587	646,271
Prysmian SpA	530,779	14,847,016
Schneider Electric SA	680,080	84,106,485
Siemens Gamesa Renewable Energy SA	341,500	9,144,951
Weg SA	311,800	3,677,743
		256,489,065
Industrial Conglomerates - 0.8%
Bidvest Group Ltd.	102,963	826,741
CJ Corp.	3,761	256,539
CK Hutchison Holdings Ltd.	2,387,500	15,614,582
DCC PLC (United Kingdom)	220,627	19,547,506
Lifco AB	36,296	2,886,962
Nolato AB (B Shares)	32,101	3,128,528
Siemens AG	614,459	85,142,894
Toshiba Corp.	432,490	12,474,692
		139,878,444
Machinery - 2.1%
Amada Co. Ltd.	85,400	761,154
Andritz AG	44,671	1,494,760
Atlas Copco AB (A Shares)	428,575	19,814,001
Bodycote PLC	37,459	280,911
CNH Industrial NV	283,585	2,245,053
Electrolux Professional AB (a)	22,917	101,499
Epiroc AB Class A	464,519	6,928,782
Fanuc Corp.	309,400	54,278,797
FLSmidth & Co. A/S	18,955	549,416
Furukawa Co. Ltd.	6,000	60,445
GEA Group AG	826,113	30,127,330
Harmonic Drive Systems, Inc.	48,000	2,533,352
Hino Motors Ltd.	84,300	568,288
IHI Corp.	10,200	151,678
IMI PLC	1,172,393	16,533,921
Kawasaki Heavy Industries Ltd.	54,900	778,547
KION Group AG	154,285	13,046,460
Kitz Corp.	5,600	32,781
Knorr-Bremse AG	143,218	18,198,412
Kone OYJ (B Shares)	5,195	445,369
Kubota Corp.	900,000	16,285,229
Kurita Water Industries Ltd.	50,300	1,576,698
Minebea Mitsumi, Inc.	4,800	83,342
Misumi Group, Inc.	123,000	3,230,761
Mitsubishi Heavy Industries Ltd.	99,100	2,464,050
Mitsuboshi Belting Ltd.	14,100	218,326
Morgan Advanced Materials PLC	35,343	109,135
Nachi-Fujikoshi Corp.	1,300	40,443
Nordson Corp.	57,304	10,686,623
Rotork PLC	922,826	3,698,296
Ryobi Ltd.	14,000	156,635
Schindler Holding AG (participation certificate)	94,940	25,322,235
Sintokogio Ltd.	28,200	188,240
SMC Corp.	88,500	48,672,284
Spirax-Sarco Engineering PLC	260,135	35,625,498
Techtronic Industries Co. Ltd.	1,388,000	17,577,834
THK Co. Ltd.	235,700	5,532,268
VAT Group AG (c)	15,405	2,999,369
Vesuvius PLC	32,206	176,080
Volvo AB (B Shares)	1,054,412	20,150,096
Wartsila Corp.	665,120	5,686,217
Yaskawa Electric Corp.	47,800	1,721,730
		371,132,345
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	6,800	10,419,381
Nippon Yusen KK	133,500	2,089,817
		12,509,198
Professional Services - 1.1%
51job, Inc. sponsored ADR (a)	69,563	4,559,159
Adecco SA (Reg.)	50,804	2,656,117
Benefit One, Inc.	113,100	2,732,596
Centre Testing International Group Co. Ltd. (A Shares)	1,320,600	5,275,882
Experian PLC	967,706	36,155,967
Experian PLC ADR	11,200	415,856
Intertek Group PLC	330,850	25,987,417
McMillan Shakespeare Ltd.	17,175	117,174
Meitec Corp.	25,500	1,230,279
Nihon M&A Center, Inc.	125,200	6,241,382
NOMURA Co. Ltd.	10,900	77,185
Persol Holdings Co., Ltd.	542,800	8,481,650
Recruit Holdings Co. Ltd.	244,000	9,247,726
RELX PLC (London Stock Exchange)	747,370	17,008,773
SGS SA (Reg.)	11,882	30,731,917
SR Teleperformance SA	49,960	15,405,748
TechnoPro Holdings, Inc.	134,600	7,192,900
Tinexta SpA (a)	56,401	1,173,819
Wolters Kluwer NV	297,120	24,394,289
		199,085,836
Road & Rail - 0.2%
Canadian National Railway Co.	162,619	17,087,868
Canadian Pacific Railway Ltd.	16,000	4,733,576
Central Japan Railway Co.	53,700	8,050,805
East Japan Railway Co.	23,200	1,510,290
Kyushu Railway Co.	85,500	1,887,353
Rumo SA (a)	194,500	802,355
Seibu Holdings, Inc.	114,400	1,259,410
The Go-Ahead Group PLC	6,430	56,643
Tobu Railway Co. Ltd.	18,200	568,777
West Japan Railway Co.	39,200	2,061,872
		38,018,949
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	8,600	254,302
Ashtead Group PLC	649,516	22,617,665
Beijer Ref AB (B Shares)	41,640	1,656,011
Bunzl PLC	321,032	10,393,759
Imcd NV	22,285	2,379,614
Indutrade AB (a)	77,618	4,088,275
Marubeni Corp.	489,500	2,955,995
Mitsubishi Corp.	250,300	5,937,580
MonotaRO Co. Ltd.	109,900	4,347,647
Rexel SA	449,588	6,014,343
Sumitomo Corp.	577,600	7,495,739
Toromont Industries Ltd.	29,598	1,674,879
Toyota Tsusho Corp.	54,300	1,584,167
		71,399,976
Transportation Infrastructure - 0.2%
Aena Sme SA (a)(c)	128,387	19,166,649
Airports of Thailand PCL (For. Reg.)	829,400	1,494,414
Atlantia SpA (a)	3,194	50,808
Beijing Capital International Airport Co. Ltd. (H Shares)	9,342,000	6,603,325
Fraport AG Frankfurt Airport Services Worldwide	25,866	1,177,892
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR (a)	15,181	1,722,436
Singapore Airport Terminal Service Ltd.	217,600	479,806
Sydney Airport unit	4,803	20,263
		30,715,593

TOTAL INDUSTRIALS		1,551,429,083

INFORMATION TECHNOLOGY - 8.1%
Communications Equipment - 0.1%
Comba Telecom Systems Holdings Ltd.	1,682,000	737,113
Ericsson:
(B Shares)	1,152,703	13,440,419
(B Shares) sponsored ADR	276,915	3,226,060
		17,403,592
Electronic Equipment & Components - 1.6%
Alps Electric Co. Ltd.	90,400	1,439,026
Enplas Corp.	3,500	70,287
Halma PLC	984,195	29,180,511
Hamamatsu Photonics K.K.	141,800	6,466,450
Hexagon AB (B Shares) (a)	234,365	16,972,212
Hirose Electric Co. Ltd.	184,190	20,885,823
Hitachi Ltd.	1,052,080	35,064,367
Hitachi Ltd. sponsored ADR	978	65,047
Ingenico SA	10,093	1,712,725
Keyence Corp.	48,900	20,166,662
Kyocera Corp.	337,200	19,379,091
Landis+Gyr Group AG (a)	12,879	778,624
Largan Precision Co. Ltd.	35,000	4,032,368
Murata Manufacturing Co. Ltd.	452,100	26,737,726
NAURA Technology Group Co. Ltd.	104,200	2,804,147
Oki Electric Industry Co. Ltd.	12,700	121,946
OMRON Corp.	559,800	41,067,328
Renishaw PLC	35,851	2,292,676
Samsung SDI Co. Ltd.	17,724	6,753,748
Shimadzu Corp.	641,500	19,169,594
Softwareone Holding AG	89,721	2,664,980
Spectris PLC	336,955	11,422,768
TDK Corp.	8,500	883,586
Venture Corp. Ltd.	13,700	199,879
Yokogawa Electric Corp.	422,000	6,904,839
Yokowo Co. Ltd.	9,800	247,047
		277,483,457
IT Services - 1.5%
Adyen BV (a)(c)	8,756	14,759,570
Amadeus IT Holding SA Class A	1,322,110	74,011,782
BASE, Inc. (b)	31,100	2,680,857
CGI Group, Inc.:
Class A (a)	16,000	1,123,040
Class A (sub. vtg.) (a)	42,208	2,964,769
Computershare Ltd.	211,133	2,069,534
EPAM Systems, Inc. (a)	33,031	10,804,440
Fujitsu Ltd.	162,740	21,234,639
GMO Payment Gateway, Inc.	28,900	3,058,764
Indra Sistemas SA (a)	68,107	494,968
Ines Corp.	12,900	162,597
iomart Group PLC	26,393	127,011
IT Holdings Corp.	205,100	4,105,292
Link Administration Holdings Ltd.	102,343	307,971
NEC Corp.	45,900	2,422,518
Nomura Research Institute Ltd.	1,347,400	35,861,970
NS Solutions Corp.	44,200	1,287,419
NTT Data Corp.	732,400	8,380,955
OBIC Co. Ltd.	116,800	20,721,069
Shopify, Inc. Class A (a)	1,113	1,188,841
Softcat PLC	122,378	2,262,433
Tyro Payments Ltd.	1,066,452	2,855,219
Visa, Inc. Class A	35,669	7,561,471
Wix.com Ltd. (a)	90,561	26,681,987
Worldline SA (a)(c)	89,816	8,255,152
		255,384,268
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	166,766	19,491,610
ASML Holding NV (Netherlands)	173,359	64,785,338
BE Semiconductor Industries NV	50,038	2,391,500
Broadcom, Inc.	31,152	10,814,417
Dialog Semiconductor PLC (a)	23,301	1,009,089
Disco Corp.	48,100	11,230,827
GlobalWafers Co. Ltd.	152,000	2,038,324
Infineon Technologies AG	2,307,433	64,161,420
MediaTek, Inc.	687,000	13,000,647
Megachips Corp.	30,900	616,162
Melexis NV	17,802	1,426,536
NXP Semiconductors NV	265,237	33,356,205
Renesas Electronics Corp. (a)	923,700	5,817,003
Silergy Corp.	89,000	5,649,399
Silicon Motion Technology Corp. sponsored ADR	35,857	1,359,339
SMA Solar Technology AG (a)	33,847	1,530,831
STMicroelectronics NV:
(France)	173,088	5,235,057
(Italy)	433,780	13,108,616
Taiwan Semiconductor Manufacturing Co. Ltd.	1,654,000	24,074,775
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,271,963	100,803,068
Texas Instruments, Inc.	55,765	7,926,995
Tokyo Electron Ltd.	51,500	13,201,388
Tower Semiconductor Ltd. (a)	20,961	412,353
Will Semiconductor Ltd.	48,433	1,186,912
		404,627,811
Software - 1.8%
AI inside, Inc. (a)(b)	2,200	943,020
Altium Ltd.	30,790	829,793
ANSYS, Inc. (a)	98,181	33,284,341
Atlassian Corp. PLC (a)	37,907	7,269,046
Avast PLC (c)	576,579	4,131,177
Aveva Group PLC	97,492	6,609,954
BlackBerry Ltd. (a)	9,882	51,518
Cadence Design Systems, Inc. (a)	614,949	68,203,994
Check Point Software Technologies Ltd. (a)	81,905	10,341,325
Constellation Software, Inc.	8,268	9,571,509
CyberArk Software Ltd. (a)	22,765	2,515,533
Cybozu, Inc.	11,800	348,157
Dassault Systemes SA	158,655	29,885,890
Descartes Systems Group, Inc. (Canada) (a)	93,319	5,694,223
Enghouse Systems Ltd.	39,089	2,181,084
Globant SA (a)	18,321	3,253,443
Kinaxis, Inc. (a)	20,344	3,102,719
Micro Focus International PLC	788,298	3,127,400
Micro Focus International PLC sponsored ADR	8,300	33,864
Netcompany Group A/S (a)(c)	33,668	2,914,675
Sage Group PLC	275,091	2,723,393
SAP SE	643,680	106,429,198
Sapiens International Corp. NV	7,719	258,895
TeamViewer AG (a)(c)	105,262	5,699,126
Temenos Group AG	39,958	6,444,910
WiseTech Global Ltd.	117,545	2,443,074
		318,291,261
Technology Hardware, Storage & Peripherals - 0.8%
Brother Industries Ltd.	38,300	634,627
Canon, Inc.	197,800	3,392,602
Canon, Inc. sponsored ADR (b)	122,416	2,100,659
Fujifilm Holdings Corp.	147,800	7,041,484
Konica Minolta, Inc.	85,400	276,563
Logitech International SA (Reg.)	96,244	7,114,358
Ricoh Co. Ltd.	68,200	510,623
Samsung Electronics Co. Ltd.	2,442,088	111,050,271
Seiko Epson Corp.	215,000	2,569,891
		134,691,078

TOTAL INFORMATION TECHNOLOGY		1,407,881,467

MATERIALS - 4.5%
Chemicals - 2.9%
Air Liquide SA	62,870	10,432,353
Akzo Nobel NV	419,765	41,546,849
Arkema SA	97,900	10,853,411
Asahi Kasei Corp.	1,110,900	9,334,853
BASF AG	828,339	50,583,715
Christian Hansen Holding A/S	44,099	5,063,398
Covestro AG (c)	187,832	8,934,592
Croda International PLC	336,925	26,572,685
Daicel Chemical Industries Ltd.	235,300	1,710,626
Denki Kagaku Kogyo KK	176,360	4,965,354
Givaudan SA	16,752	70,236,274
Incitec Pivot Ltd.	1,203,311	1,863,754
Johnson Matthey PLC	556,774	17,676,356
Kansai Paint Co. Ltd.	726,300	17,342,328
Linde PLC	29,300	7,317,382
Linde PLC	205,885	51,792,056
Mitsubishi Chemical Holdings Corp.	482,500	2,823,524
Mitsubishi Gas Chemical Co., Inc.	129,500	2,315,753
Mitsui Chemicals, Inc.	163,500	3,848,421
Nippon Soda Co. Ltd.	11,000	312,609
Nissan Chemical Corp.	29,000	1,538,781
Nitto Denko Corp.	200,800	12,209,338
Novozymes A/S Series B	391,159	23,146,022
Nutrien Ltd.	176,032	6,490,300
PhosAgro OJSC	9,876	369,321
Pidilite Industries Ltd.	93,678	1,793,854
Shin-Etsu Chemical Co. Ltd.	30,800	3,746,948
Shin-Etsu Chemical Co. Ltd. ADR	2,200	66,990
Sika AG	177,737	42,588,455
Sumitomo Chemical Co. Ltd.	162,200	528,339
Symrise AG	302,624	41,729,305
Taiyo Nippon Sanso Corp.	25,200	443,971
Teijin Ltd.	128,400	2,017,255
Tokuyama Corp.	14,900	349,165
Toray Industries, Inc.	446,500	2,123,420
Tosoh Corp.	79,900	1,188,146
Umicore SA	148,967	6,842,358
Yara International ASA	40,016	1,676,552
		494,374,813
Construction Materials - 0.1%
Boral Ltd.	350,205	1,035,758
Brickworks Ltd.	28,890	382,688
CSR Ltd.	232,781	628,377
HeidelbergCement AG	215,500	13,686,424
HeidelbergCement AG ADR	15,809	199,826
James Hardie Industries PLC CDI	237,039	5,389,951
Taiheiyo Cement Corp.	105,300	2,680,346
		24,003,370
Containers & Packaging - 0.1%
Amcor PLC unit	498,652	5,571,879
CCL Industries, Inc. Class B	37,725	1,394,351
Klabin SA unit	40,100	188,112
Orora Ltd.	334,741	553,030
Sig Combibloc Group AG	135,196	2,653,219
Smurfit Kappa Group PLC	345,808	12,248,045
Toyo Seikan Group Holdings Ltd.	56,800	636,027
		23,244,663
Metals & Mining - 1.3%
African Rainbow Minerals Ltd.	35,590	446,889
Agnico Eagle Mines Ltd. (Canada)	135,720	11,189,733
Alacer Gold Corp. (a)	103,900	717,705
Alumina Ltd.	2,362,681	2,735,875
Anglo American PLC (United Kingdom)	84,970	2,081,534
Antofagasta PLC	804,029	11,543,199
ArcelorMittal SA (Netherlands) (a)	1,637,570	20,718,367
B2Gold Corp.	405,580	2,723,871
BHP Billiton Ltd.	290,023	8,008,094
BHP Billiton Ltd. sponsored ADR (b)	177,995	9,800,405
BHP Billiton PLC	561,218	12,774,591
BHP Billiton PLC ADR	251,526	11,351,368
BlueScope Steel Ltd.	323,052	3,023,608
Companhia Siderurgica Nacional SA (CSN)	123,500	342,874
Constellium NV (a)	6,226	49,870
Evolution Mining Ltd.	1,068,648	4,374,406
Ferrexpo PLC (a)	69,625	171,623
Franco-Nevada Corp.	16,739	2,518,885
Franco-Nevada Corp.	180,878	27,203,463
Glencore Xstrata PLC	3,291,641	8,093,577
Godo Steel Ltd.	27,900	501,813
Gold Road Resources Ltd. (a)	1,183,116	1,361,267
Granges AB	44,772	398,040
Hitachi Metals Ltd.	162,900	2,446,999
Iluka Resources Ltd.	136,369	1,019,871
Impala Platinum Holdings Ltd.	70,184	647,426
Independence Group NL	1,953,162	6,381,657
JFE Holdings, Inc.	35,500	269,145
Kinross Gold Corp. (a)	362,000	3,214,560
Lundin Mining Corp.	61,813	387,175
Lynas Corp. Ltd. (a)	63,843	114,893
Mitsubishi Materials Corp.	149,900	3,153,257
MMC Norilsk Nickel PJSC	8,339	2,173,384
Newcrest Mining Ltd.	145,314	3,425,356
Nippon Steel & Sumitomo Metal Corp.	53,500	527,600
Norsk Hydro ASA	94,075	300,348
Northern Star Resources Ltd.	5,417	54,536
Outokumpu Oyj (A Shares) (a)	62,924	169,629
Pan American Silver Corp.	148,400	5,366,144
Perseus Mining Ltd. (Australia) (a)	1,827,039	1,947,185
Pretium Resources, Inc. (a)(b)	39,000	499,980
Ramelius Resources Ltd.	840,643	1,289,634
Regis Resources Ltd.	433,804	1,689,347
Resolute Mng Ltd. (a)	300,207	244,667
Rio Tinto Ltd.	113,791	8,224,802
Rio Tinto PLC	136,644	8,497,950
Rio Tinto PLC sponsored ADR	86,539	5,298,783
Sandfire Resources NL	386,658	1,331,789
Saracen Mineral Holdings Ltd. (a)	75,887	292,166
Sibanye Stillwater Ltd.	411,237	1,258,845
Silver Lake Resources Ltd. (a)	511,622	818,843
SilverCrest Metals, Inc. (a)	89,900	892,556
South32 Ltd.	2,911,720	4,509,832
St Barbara Ltd.	427,172	1,086,959
Sumitomo Metal Mining Co. Ltd.	220,500	6,738,975
Uacj Corp.	9,800	179,595
Vale SA	77,900	848,603
Voestalpine AG	161,031	3,998,982
Westgold Resources Ltd. (a)	875,813	1,375,886
		222,808,416
Paper & Forest Products - 0.1%
Duratex SA	450,600	1,308,578
Stora Enso Oyj (R Shares)	632,057	9,300,090
		10,608,668

TOTAL MATERIALS		775,039,930

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Big Yellow Group PLC	167,963	2,406,903
British Land Co. PLC	1,480,700	7,238,394
Goodman Group unit	384,915	5,198,100
Great Portland Estates PLC	665,343	5,368,402
Scentre Group unit	2,581,627	4,303,219
Segro PLC	612,357	7,799,318
Warehouses de Pauw	78,421	2,770,078
		35,084,414
Real Estate Management & Development - 0.8%
Aroundtown SA	314,505	1,719,691
Cheung Kong Property Holdings Ltd.	1,230,100	6,676,607
Deutsche Wohnen AG (Bearer)	526,825	28,064,571
Fabege AB	132,627	1,615,327
Grand City Properties SA	676,621	17,360,082
Hang Lung Group Ltd.	205,000	528,448
Hongkong Land Holdings Ltd.	82,000	314,060
LEG Immobilien AG	184,115	27,081,903
LEG Immobilien AG rights (a)(b)(d)	183,660	789,014
Lendlease Group unit	742,400	6,362,614
Mitsui Fudosan Co. Ltd.	657,700	11,922,617
Savills PLC	159,048	1,734,876
Swire Pacific Ltd. (A Shares)	28,000	152,471
TAG Immobilien AG	310,342	9,273,480
Vonovia SE	379,890	27,200,504
		140,796,265

TOTAL REAL ESTATE		175,880,679

UTILITIES - 1.0%
Electric Utilities - 0.4%
Chubu Electric Power Co., Inc.	201,900	2,496,229
CLP Holdings Ltd.	783,500	7,692,448
EDF SA	92,711	973,824
Enel SpA	2,471,743	22,382,110
Enel SpA ADR	42,200	380,011
Iberdrola SA	1,146,133	14,429,634
Kansai Electric Power Co., Inc.	206,400	2,034,477
Kyushu Electric Power Co., Inc.	228,400	2,024,903
Mosenergo PJSC	1,381,000	38,574
ORSTED A/S (c)	105,003	14,857,462
Terna SpA	146,580	1,059,673
Tohoku Electric Power Co., Inc.	18,900	191,828
Tokyo Electric Power Co., Inc. (a)	415,900	1,225,141
		69,786,314
Gas Utilities - 0.1%
APA Group unit	751,935	5,784,370
Beijing Enterprises Holdings Ltd.	846,500	2,689,448
China Resource Gas Group Ltd.	1,182,000	5,544,403
Gas Natural SDG SA	248,182	4,786,075
Rubis SCA	32,931	1,555,423
Snam Rete Gas SpA	321,178	1,644,262
		22,003,981
Independent Power and Renewable Electricity Producers - 0.0%
Drax Group PLC	70,014	262,243
Electric Power Development Co. Ltd.	252,800	3,816,525
		4,078,768
Multi-Utilities - 0.5%
Centrica PLC	405,589	246,499
E.ON AG	452,237	5,356,207
ENGIE (a)	2,630,948	36,592,525
National Grid PLC	687,414	7,748,170
RWE AG	172,131	6,840,237
Veolia Environnement SA	1,004,680	24,218,485
		81,002,123

TOTAL UTILITIES		176,871,186

TOTAL COMMON STOCKS
(Cost $6,496,556,718)		8,529,107,269

Nonconvertible Preferred Stocks - 0.8%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA (Risparmio Shares)	7,794,348	3,681,488
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	58,300	3,276,856
Porsche Automobil Holding SE (Germany)	52,448	3,210,807
Volkswagen AG	408,487	67,923,786
		74,411,449
Multiline Retail - 0.0%
Lojas Americanas SA (PN)	34,900	205,571

TOTAL CONSUMER DISCRETIONARY		74,617,020

CONSUMER STAPLES - 0.3%
Household Products - 0.3%
Henkel AG & Co. KGaA	431,984	44,106,874
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	331,570	2,655,876
sponsored ADR	413,049	3,374,610
		6,030,486
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR	444,624	1,894,098
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	2,824	1,196,357
MATERIALS - 0.0%
Chemicals - 0.0%
Braskem SA (PN-A)	406,100	1,578,145
Containers & Packaging - 0.0%
Klabin SA (PN) (non-vtg.)	921,500	847,743
Metals & Mining - 0.0%
Bradespar SA (PN)	89,700	720,252
Gerdau SA	209,600	730,358
		1,450,610

TOTAL MATERIALS		3,876,498

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $115,597,372)		135,402,821

Equity Funds - 47.1%
Diversified Emerging Markets Funds - 0.0%
Matthews Pacific Tiger Fund Investor Class	19,976	624,644
Europe Stock Funds - 0.5%
WisdomTree Europe Hedged Equity ETF (b)	1,427,995	88,350,051
Foreign Large Blend Funds - 12.5%
Artisan International Value Fund Investor Class	18,659,455	631,622,545
Fidelity SAI International Index Fund (f)	18,548,798	218,133,869
Fidelity SAI International Low Volatility Index Fund (f)	23,071,018	238,785,035
Fidelity SAI International Quality Index Fund (f)	2,600,000	30,082,000
Harbor International Fund Institutional Class	9,619	367,553
Morgan Stanley Institutional Fund, Inc. International Equity Portfolio Class I	30,129,380	440,491,540
Oakmark International Fund Investor Class	28,735,024	603,148,153

TOTAL FOREIGN LARGE BLEND FUNDS		2,162,630,695

Foreign Large Growth Funds - 21.4%
American Funds EuroPacific Growth Fund Class F2	959,673	56,495,937
Fidelity Diversified International Fund (f)	15,446,770	671,934,473
Fidelity International Discovery Fund (f)	22,902,707	1,113,758,641
Fidelity Overseas Fund (f)	10,954,822	593,313,149
Fidelity SAI International Momentum Index Fund (f)	3,100,000	36,580,000
Invesco Oppenheimer International Growth Fund Class R6	1,128,185	52,990,860
JOHCM International Select Fund Class II Shares	19,502,861	535,743,584
WCM Focused International Growth Fund Investor Class	29,993,147	648,751,768

TOTAL FOREIGN LARGE GROWTH FUNDS		3,709,568,412

Foreign Large Value Funds - 3.2%
iShares MSCI EAFE Value ETF (b)	4,421,465	185,701,530
Pear Tree Polaris Foreign Value Fund Institutional Shares	19,861,845	371,615,128

TOTAL FOREIGN LARGE VALUE FUNDS		557,316,658

Foreign Small Mid Blend Funds - 1.3%
iShares MSCI EAFE Small-Cap ETF (b)	2,206,218	130,409,546
Oakmark International Small Cap Fund Investor Class	1,284,792	18,231,199
Victory Trivalent International Small-Cap Fund Class I	4,795,862	70,115,499

TOTAL FOREIGN SMALL MID BLEND FUNDS		218,756,244

Foreign Small Mid Growth Funds - 0.8%
Fidelity International Small Cap Opportunities Fund (f)	3,206,204	67,362,356
Oberweis International Opportunities Institutional Fund	1,205,683	16,192,321
T. Rowe Price International Discovery Fund	688,175	56,017,478
Wasatch International Growth Fund Investor Class	90	3,025

TOTAL FOREIGN SMALL MID GROWTH FUNDS		139,575,180

Foreign Small Mid Value Funds - 0.8%
Brandes International Small Cap Equity Fund Class A	1,744,983	16,577,339
Segall Bryant & Hamill International Small Capital Fund Class A	4,641,163	44,694,397
Transamerica International Small Cap Value Fund	5,623,845	69,566,964

TOTAL FOREIGN SMALL MID VALUE FUNDS		130,838,700

Sector Funds - 0.0%
SPDR Dow Jones International Real Estate ETF (b)	201,575	6,160,132
Other - 6.6%
Fidelity Advisor Japan Fund Class I (f)	3,419,044	58,192,131
Fidelity Japan Smaller Companies Fund (f)	6,854,892	112,557,320
iShares MSCI Australia ETF (b)	5,048,907	104,966,777
iShares MSCI Japan ETF (b)	15,136,363	878,211,781
Matthews Japan Fund Investor Class	179	4,107

TOTAL OTHER		1,153,932,116

TOTAL EQUITY FUNDS
(Cost $6,191,296,619)		8,167,752,832

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.16% 9/10/20 to 11/12/20 (g)
(Cost $36,225,696)	36,230,000	36,226,293

Money Market Funds - 4.5%
Fidelity Securities Lending Cash Central Fund 0.11% (h)(i)	324,766,434	324,798,910
State Street Institutional U.S. Government Money Market Fund Premier Class .04% (j)	451,147,524	451,147,524
TOTAL MONEY MARKET FUNDS
(Cost $775,946,434)		775,946,434
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $13,615,622,839)		17,644,435,649
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(288,804,869)
NET ASSETS - 100%		$17,355,630,780

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	1,086	Sept. 2020	$125,460,150	$1,619,368	$1,619,369
ICE E-mini MSCI EAFE Index Contracts (United States)	2,152	Sept. 2020	204,450,760	14,779,995	14,779,995
TOTAL FUTURES CONTRACTS					$16,399,364

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $178,854,023 or 1.0% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Affiliated Fund

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $27,553,461.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

 (j) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$1,263,280
Total	$1,263,280

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Japan Fund Class I	$49,986,426	$--	$1	$--	$--	$8,205,706	$58,192,131
Fidelity Diversified International Fund	620,718,700	--	35,509,605	--	2,346,823	84,378,555	671,934,473
Fidelity International Discovery Fund	1,006,340,643	5	47,331,720	--	(1,532,117)	156,281,830	1,113,758,641
Fidelity International Small Cap Opportunities Fund	53,216,114	6,165,327	--	--	--	7,980,915	67,362,356
Fidelity Japan Smaller Companies Fund	101,109,651	--	--	--	--	11,447,669	112,557,320
Fidelity Overseas Fund	510,264,292	29,500,000	15,466,344	--	(1,435,855)	70,451,056	593,313,149
Fidelity SAI International Index Fund	--	846,841,857	709,533,135	--	66,171,595	14,653,552	218,133,869
Fidelity SAI International Low Volatility Index Fund	154,908,004	81,000,000	2	--	--	2,877,033	238,785,035
Fidelity SAI International Momentum Index Fund	--	31,000,000	--	--	--	5,580,000	36,580,000
Fidelity SAI International Quality Index Fund	--	26,000,000	--	--	--	4,082,000	30,082,000
Total	$2,496,543,830	$1,020,507,189	$807,840,807	$--	$65,550,446	$365,938,316	$3,140,698,974

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$430,584,128	$223,140,853	$207,443,275	$--
Consumer Discretionary	810,862,265	509,387,895	301,474,370	--
Consumer Staples	1,095,640,957	489,117,391	606,523,566	--
Energy	213,651,917	118,111,459	95,540,458	--
Financials	1,084,182,967	555,689,140	528,493,827	--
Health Care	938,609,013	401,718,316	536,890,697	--
Industrials	1,551,429,083	980,388,649	571,040,434	--
Information Technology	1,407,881,467	1,067,892,233	339,989,234	--
Materials	778,916,428	687,526,272	91,390,156	--
Real Estate	175,880,679	168,523,153	7,357,526	--
Utilities	176,871,186	132,960,071	43,911,115	--
Equity Funds	8,167,752,832	8,167,752,832	--	--
Other Short-Term Investments	36,226,293	--	36,226,293	--
Money Market Funds	775,946,434	775,946,434	--	--
Total Investments in Securities:	$17,644,435,649	$14,278,154,698	$3,366,280,951	$--
Derivative Instruments:
Assets
Futures Contracts	$16,399,364	$16,399,364	$--	$--
Total Assets	$16,399,364	$16,399,364	$--	$--
Total Derivative Instruments:	$16,399,364	$16,399,364	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$16,399,364	$0
Total Equity Risk	16,399,364	0
Total Value of Derivatives	$16,399,364	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of the direct investments by country of issue, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	51.6%
Japan	9.8%
United Kingdom	6.3%
Germany	5.8%
France	5.3%
Switzerland	5.2%
Netherlands	2.5%
Cayman Islands	1.5%
Canada	1.1%
Ireland	1.1%
Australia	1.0%
Others (Individually Less Than 1%)	8.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $314,994,675) — See accompanying schedule: Unaffiliated issuers (cost $11,139,557,519)	$14,178,937,765
Fidelity Central Funds (cost $324,798,910)	324,798,910
Other affiliated issuers (cost $2,151,266,410)	3,140,698,974
Total Investment in Securities (cost $13,615,622,839)		$17,644,435,649
Cash		5,639
Foreign currency held at value (cost $2,298,928)		2,302,364
Receivable for investments sold
Regular delivery		28,281,302
Delayed delivery		207,375
Receivable for fund shares sold		5,543,443
Dividends receivable		38,136,708
Interest receivable		25,216
Distributions receivable from Fidelity Central Funds		259,328
Prepaid expenses		38,763
Other receivables		521,161
Total assets		17,719,756,948
Liabilities
Payable for investments purchased
Regular delivery	$26,953,970
Delayed delivery	1,100,187
Payable for fund shares redeemed	6,949,861
Accrued management fee	2,470,816
Payable for daily variation margin on futures contracts	682,442
Other payables and accrued expenses	1,088,833
Collateral on securities loaned	324,880,059
Total liabilities		364,126,168
Net Assets		$17,355,630,780
Net Assets consist of:
Paid in capital		$13,346,727,837
Total accumulated earnings (loss)		4,008,902,943
Net Assets		$17,355,630,780
Net Asset Value, offering price and redemption price per share ($17,355,630,780 ÷ 1,595,807,993 shares)		$10.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$128,611,418
Interest		557,251
Income from Fidelity Central Funds (including $1,263,280 from security lending)		1,263,280
Income before foreign taxes withheld		130,431,949
Less foreign taxes withheld		(11,836,118)
Total income		118,595,831
Expenses
Management fee	$32,836,049
Custodian fees and expenses	345,394
Independent trustees' fees and expenses	87,430
Registration fees	56,302
Audit	58,072
Legal	21,743
Miscellaneous	73,809
Total expenses before reductions	33,478,799
Expense reductions	(19,130,519)
Total expenses after reductions		14,348,280
Net investment income (loss)		104,247,551
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(162,011,393)
Fidelity Central Funds	(42,640)
Other affiliated issuers	65,550,446
Foreign currency transactions	(734,968)
Futures contracts	109,112
Total net realized gain (loss)		(97,129,443)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $455,957)	1,323,499,778
Affiliated issuers	365,938,316
Assets and liabilities in foreign currencies	1,777,935
Futures contracts	40,480,373
Total change in net unrealized appreciation (depreciation)		1,731,696,402
Net gain (loss)		1,634,566,959
Net increase (decrease) in net assets resulting from operations		$1,738,814,510

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$104,247,551	$307,302,142
Net realized gain (loss)	(97,129,443)	238,748,717
Change in net unrealized appreciation (depreciation)	1,731,696,402	(135,052,406)
Net increase (decrease) in net assets resulting from operations	1,738,814,510	410,998,453
Distributions to shareholders	(139,877,687)	(547,156,394)
Share transactions
Proceeds from sales of shares	2,504,913,316	1,689,480,304
Reinvestment of distributions	138,348,060	542,299,321
Cost of shares redeemed	(1,983,135,088)	(2,904,015,493)
Net increase (decrease) in net assets resulting from share transactions	660,126,288	(672,235,868)
Total increase (decrease) in net assets	2,259,063,111	(808,393,809)
Net Assets
Beginning of period	15,096,567,669	15,904,961,478
End of period	$17,355,630,780	$15,096,567,669
Other Information
Shares
Sold	266,316,107	164,022,651
Issued in reinvestment of distributions	15,920,375	50,851,662
Redeemed	(206,674,625)	(279,735,078)
Net increase (decrease)	75,561,857	(64,860,765)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers International Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$9.93	$10.03	$11.43	$9.78	$8.74	$10.45
Income from Investment Operations
Net investment income (loss)B	.07	.20	.21	.19	.17	.16
Net realized and unrealized gain (loss)	.97	.06	(.98)	1.82	1.07	(1.54)
Total from investment operations	1.04	.26	(.77)	2.01	1.24	(1.38)
Distributions from net investment income	(.01)	(.22)	(.18)	(.18)	(.18)	(.16)
Distributions from net realized gain	(.08)	(.14)	(.44)	(.18)	(.02)	(.17)
Total distributions	(.09)	(.36)	(.63)C	(.36)	(.20)	(.33)
Net asset value, end of period	$10.88	$9.93	$10.03	$11.43	$9.78	$8.74
Total ReturnD,E	10.69%	2.35%	(6.57)%	20.53%	14.33%	(13.60)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%H	.44%	.45%	.50%	.48%	.45%
Expenses net of fee waivers, if any	.19%H	.19%	.20%	.25%	.23%	.20%
Expenses net of all reductions	.19%H	.19%	.20%	.24%	.22%	.20%
Net investment income (loss)	1.36%H	1.91%	1.95%	1.68%	1.81%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$17,355,631	$15,096,568	$15,904,961	$17,256,557	$16,141,374	$18,533,655
Portfolio turnover rateI	46%H	33%	39%	33%	28%	28%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.63 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.444 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Strategic Advisers International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $281,178 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,517,933,827
Gross unrealized depreciation	(548,511,422)
Net unrealized appreciation (depreciation)	$3,969,422,405
Tax cost	$13,691,412,608

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers International Fund	4,031,928,843	3,465,483,445

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund redeemed 122,639,719 shares of T. Rowe Price Overseas Stock Fund I Class in exchange for investments and cash with a value of $1,292,622,641. The Fund had a net realized loss of $(31,647,358) on the Fund’s redemptions. of T. Rowe Price Overseas Stock Fund I Class shares. The Fund recognized a net realized loss on the exchanges for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Arrowstreet Capital, Limited Partnership, Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), Thompson, Siegel & Walmsley LLC, T. Rowe Price Associates, Inc. and William Blair Investment Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser), FIL Investment Advisors and Geode Capital Management, LLC, have been retained to serve as a sub-adviser for the Fund. As of the date of this report, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers International Fund	$147

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Strategic Advisers International Fund	$18,945

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from Fidelity Central Funds is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2023. During the period, this waiver reduced the Fund's management fee by $19,129,988.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $531.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity International Discovery Fund	12%
Fidelity Japan Smaller Companies Fund	20%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Strategic Advisers International Fund	.19%
Actual		$1,000.00	$1,106.90	$1.01
Hypothetical-C		$1,000.00	$1,024.25	$.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Amendment to Sub-Advisory Agreement and New Sub-Subadvisory Agreements

Strategic Advisers International Fund

In June 2020, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve: (i) sub-subadvisory agreements among FIAM LLC (FIAM), each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Japan) Limited (FMR Japan), and Fidelity Management & Research (Hong Kong) Limited (FMR H.K., and together with FMR UK and FMR Japan, New Sub-Subadvisers), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (New Sub-Subadvisory Agreements); and (ii) an amendment to lower the fee schedule (TSW Amendment) in the existing sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), Thompson, Siegel & Walmsley LLC (TSW), and the Trust on behalf of the fund (TSW Sub-Advisory Agreement). The Board noted that the TSW Amendment was triggered by the most favored nation provision in the TSW Sub-Advisory Agreement and that TSW had agreed to apply the new lower fee schedule retroactive to January 13, 2020. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

With respect to the New Sub-Subadvisory Agreements, the Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by Strategic Advisers LLC (Strategic Advisers) and FIAM, including the resources dedicated to investment management and support services, as well as shareholder and administrative services, in connection with its annual renewal of the fund's management contract and sub-advisory agreements at its September 2019 meeting. The Board noted its familiarity with the nature, extent and quality of services provided by the New Sub-Subadvisers to other Strategic Advisers funds. The Board also considered the detailed information provided by Strategic Advisers and FIAM in the June 2020 annual contract renewal materials.

With respect to the TSW Amendment, the Board noted that it had approved the annual renewal of the TSW Sub-Advisory Agreement at its September 2019 meeting, no other material contract terms are impacted by the TSW Amendment, and that the TSW Sub-Advisory Agreement will continue to provide for breakpoints that have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow. The Board also noted that the TSW Amendment will not change (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.

The Board considered that FIAM, and not the fund, will compensate the New Sub-Subadvisers under the terms of the New Sub-Subadvisory Agreements and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the New Sub-Subadvisory Agreements will not result in any changes to the fees paid under the sub-advisory agreement among Strategic Advisers, FIAM, and the Trust on behalf of the fund. The Board noted that the TSW Amendment is expected to result in a decrease in the total management fee rate of the fund.

Because the Board was approving New Sub-Subadvisory Agreements under which the fund will not bear any additional management fees or expenses, it did not consider the competitiveness of management fee and total expenses or the possible realization of economies of scale to be significant factors in its decision. In addition, because the New Sub-Subadvisory Agreements and the TSW Amendment were negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the New Sub-Subadvisory Agreements and the TSW Amendment. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the New Sub-Subadvisory Agreements and the TSW Amendment will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

The Board noted that in connection with future annual contract renewals, it will consider: (i) the nature, extent, and quality of services provided to the fund, including administrative services and investment performance; (ii) the historical investment performance of the fund; (iii) the competitiveness of the fund's management fees and total expenses; (iv) the costs of services and profitability; (v) the potential fall-out benefits to Strategic Advisers and its affiliates from their relationships with the fund; and (vi) the possible realization of economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the New Sub-Subadvisory Agreements and the TSW Amendment are in the best interests of the fund and its shareholders and should be approved. The Board also concluded that the sub-advisory fees to be charged under the TSW Amendment will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Sub-Subadvisory Agreements and the TSW Amendment does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

SIT-SANN-1020
1.912867.110

Strategic Advisers® Fidelity® International Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of New Sub-Subadvisory Agreements

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2020

(excluding cash equivalents)	% of fund's net assets
Fidelity SAI International Value Index Fund	13.9
Fidelity Overseas Fund	13.4
Fidelity Diversified International Fund	13.4
Fidelity International Discovery Fund	13.3
Fidelity International Capital Appreciation Fund	11.6
Fidelity SAI International Low Volatility Index Fund	7.5
Fidelity Advisor Japan Fund Class I	3.0
Fidelity SAI International Index Fund	1.9
Fidelity Pacific Basin Fund	1.6
Fidelity International Value Fund	1.6
81.2

Asset Allocation (% of fund's net assets)

As of August 31, 2020
Common Stocks	7.2%
Foreign Large Blend Funds	11.0%
Foreign Large Growth Funds	52.4%
Foreign Large Value Funds	15.5%
Foreign Small Mid Growth Funds	0.7%
Other	3.3%
Sector Funds	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	9.1%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 7.2%
	Shares	Value
COMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (a)	117,220	$7,508,999
Deutsche Telekom AG	305,322	5,381,923
HKT Trust/HKT Ltd. unit	3,288,000	4,698,313
		17,589,235
Entertainment - 0.0%
Nintendo Co. Ltd.	4,900	2,637,709
Interactive Media & Services - 0.1%
Adevinta ASA Class B (b)	145,516	2,715,193
Yahoo! Japan Corp.	835,200	5,559,326
		8,274,519
Media - 0.1%
Informa PLC	287,151	1,586,832
Schibsted ASA (A Shares)	95,140	4,142,914
		5,729,746
Wireless Telecommunication Services - 0.2%
KDDI Corp.	252,700	7,345,449
SoftBank Group Corp.	169,700	10,497,013
Vodafone Group PLC	2,128,194	3,120,451
		20,962,913

TOTAL COMMUNICATION SERVICES		55,194,122

CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	21,351	1,532,575
Daimler AG (Germany)	58,356	2,969,761
Isuzu Motors Ltd.	669,200	6,627,870
Suzuki Motor Corp.	111,800	4,590,645
Toyota Motor Corp.	137,800	9,100,922
		24,821,773
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd.	136,312	2,852,232
Compass Group PLC	136,094	2,202,268
Sands China Ltd.	924,800	4,071,042
Wynn Macau Ltd.	1,698,000	3,187,310
		12,312,852
Household Durables - 0.1%
Sony Corp.	148,200	11,604,713
Internet & Direct Marketing Retail - 0.1%
Delivery Hero AG (a)(b)	30,180	3,242,098
Ocado Group PLC (b)	114,772	3,830,934
Zozo, Inc.	129,200	3,640,021
		10,713,053
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	48,100	2,991,405
Multiline Retail - 0.0%
B&M European Value Retail SA	603,806	3,841,975
Specialty Retail - 0.1%
Fast Retailing Co. Ltd.	3,600	2,150,857
John David Group PLC	220,755	2,141,794
Nitori Holdings Co. Ltd.	10,300	2,156,956
		6,449,607
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	14,510	4,408,528
Asics Corp.	278,900	3,855,069
Kering SA	4,498	2,762,212
LVMH Moet Hennessy Louis Vuitton SE	30,611	14,375,619
Moncler SpA	68,376	2,647,806
		28,049,234

TOTAL CONSUMER DISCRETIONARY		100,784,612

CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Asahi Group Holdings	95,700	3,354,899
Diageo PLC	172,365	5,758,912
Heineken NV (Bearer)	38,174	3,533,241
Pernod Ricard SA	21,946	3,758,159
		16,405,211
Food & Staples Retailing - 0.1%
Seven & i Holdings Co. Ltd.	121,900	3,932,726
Tesco PLC	1,594,996	4,657,773
Tsuruha Holdings, Inc.	18,300	2,446,566
		11,037,065
Food Products - 0.3%
Barry Callebaut AG	1,217	2,692,627
JDE Peet's BV	66,843	2,944,203
Kerry Group PLC Class A	9,681	1,270,810
Nestle SA (Reg. S)	226,437	27,273,688
		34,181,328
Household Products - 0.0%
Reckitt Benckiser Group PLC	57,066	5,728,225
Unicharm Corp.	42,400	1,847,081
		7,575,306
Personal Products - 0.1%
Kao Corp.	66,100	5,035,745
Shiseido Co. Ltd.	48,300	2,814,137
		7,849,882
Tobacco - 0.1%
British American Tobacco PLC (United Kingdom)	107,971	3,639,167
Swedish Match Co. AB	55,274	4,195,809
		7,834,976

TOTAL CONSUMER STAPLES		84,883,768

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
BP PLC	3,390,167	11,827,545
Idemitsu Kosan Co. Ltd.	161,200	3,555,334
Lundin Petroleum AB	139,053	3,398,437
Total SA	275,016	10,910,454
		29,691,770
FINANCIALS - 1.2%
Banks - 0.5%
BNP Paribas SA (b)	127,042	5,534,994
Commonwealth Bank of Australia	64,385	3,242,423
DBS Group Holdings Ltd.	258,200	3,960,629
DNB ASA	191,080	3,060,937
Erste Group Bank AG	94,062	2,287,632
Intesa Sanpaolo SpA	1,896,231	4,081,654
KBC Groep NV	157,372	9,033,174
Lloyds Banking Group PLC	7,839,159	2,955,815
Mizrahi Tefahot Bank Ltd.	108,970	2,222,313
National Australia Bank Ltd.	652,605	8,594,058
Standard Chartered PLC (United Kingdom)	828,689	4,346,811
Sumitomo Mitsui Financial Group, Inc.	353,200	10,385,910
Svenska Handelsbanken AB (A Shares) (b)	325,559	3,275,111
United Overseas Bank Ltd.	112,603	1,614,592
		64,596,053
Capital Markets - 0.2%
Amundi SA (a)	30,809	2,393,461
Deutsche Borse AG	13,990	2,644,483
EQT AB	168,401	3,105,269
Hong Kong Exchanges and Clearing Ltd.	90,300	4,552,961
London Stock Exchange Group PLC	33,385	3,943,467
Macquarie Group Ltd.	81,905	7,714,233
Man Group PLC	532,355	872,097
		25,225,971
Diversified Financial Services - 0.1%
Investor AB (B Shares)	72,189	4,601,842
M&G PLC	1,829,143	4,230,035
ORIX Corp.	357,600	4,463,458
		13,295,335
Insurance - 0.4%
AIA Group Ltd.	805,600	8,253,176
Allianz SE	16,102	3,487,965
AXA SA	296,589	6,051,623
NN Group NV	100,895	3,798,716
NN Group NV rights 12/31/99	100,895	272,111
Prudential PLC	429,508	6,924,262
Swiss Re Ltd.	37,283	3,001,522
Talanx AG	73,504	2,731,476
Tokio Marine Holdings, Inc.	88,900	4,104,433
Zurich Insurance Group Ltd.	20,385	7,537,305
		46,162,589

TOTAL FINANCIALS		149,279,948

HEALTH CARE - 0.9%
Biotechnology - 0.0%
CSL Ltd.	35,128	7,410,135
Health Care Equipment & Supplies - 0.1%
bioMerieux SA	10,368	1,571,327
Hoya Corp.	75,000	7,375,018
Olympus Corp.	132,500	2,625,856
		11,572,201
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA (b)	4,421	3,543,228
Lonza Group AG	12,493	7,763,317
		11,306,545
Pharmaceuticals - 0.7%
Astellas Pharma, Inc.	393,400	6,171,721
AstraZeneca PLC (United Kingdom)	164,672	18,278,634
Bayer AG	100,958	6,714,923
Daiichi Sankyo Kabushiki Kaisha	55,900	4,985,954
Novartis AG	33,079	2,850,981
Roche Holding AG (participation certificate)	62,992	22,035,801
Sanofi SA	140,782	14,259,631
Takeda Pharmaceutical Co. Ltd.	99,300	3,702,621
UCB SA	41,212	4,894,427
		83,894,693

TOTAL HEALTH CARE		114,183,574

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.0%
MTU Aero Engines Holdings AG	22,570	4,181,489
Air Freight & Logistics - 0.1%
Deutsche Post AG	155,386	7,068,587
DSV A/S	32,982	5,157,494
Yamato Holdings Co. Ltd.	67,500	1,766,605
		13,992,686
Airlines - 0.0%
Ryanair Holdings PLC sponsored ADR (b)	33,900	2,742,510
Building Products - 0.0%
Compagnie de St. Gobain (b)	48,750	1,970,757
Daikin Industries Ltd.	15,700	2,957,334
		4,928,091
Commercial Services & Supplies - 0.1%
Brambles Ltd.	313,319	2,562,771
Park24 Co. Ltd.	141,900	2,566,968
Rentokil Initial PLC	415,023	2,956,988
Secom Co. Ltd.	21,900	2,072,865
Securitas AB (B Shares)	188,713	2,685,677
		12,845,269
Construction & Engineering - 0.1%
Ferrovial SA	73,938	1,974,675
Taisei Corp.	69,700	2,411,844
VINCI SA	66,671	6,246,488
		10,633,007
Electrical Equipment - 0.1%
ABB Ltd. (Reg.)	115,758	2,951,734
Vestas Wind Systems A/S	45,138	6,862,982
		9,814,716
Industrial Conglomerates - 0.1%
Siemens AG	80,903	11,210,375
Machinery - 0.2%
Fanuc Corp.	33,900	5,947,160
Kawasaki Heavy Industries Ltd.	194,500	2,758,240
Makita Corp.	88,800	4,108,200
Minebea Mitsumi, Inc.	78,400	1,361,258
SMC Corp.	4,400	2,419,865
Techtronic Industries Co. Ltd.	283,500	3,590,285
THK Co. Ltd.	138,900	3,260,212
Volvo AB (B Shares)	165,756	3,167,642
		26,612,862
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	3,818	5,850,176
Professional Services - 0.2%
Experian PLC	132,177	4,938,470
Persol Holdings Co., Ltd.	85,600	1,337,563
Recruit Holdings Co. Ltd.	156,200	5,920,061
RELX PLC (London Stock Exchange)	149,680	3,406,443
SR Teleperformance SA	13,700	4,224,554
		19,827,091
Trading Companies & Distributors - 0.1%
Ferguson PLC	30,999	3,039,930
Itochu Corp.	233,000	5,991,366
Rexel SA	336,368	4,499,747
		13,531,043
Transportation Infrastructure - 0.1%
Aena Sme SA (a)(b)	20,730	3,094,742
Auckland International Airport Ltd.	941,129	4,203,052
		7,297,794

TOTAL INDUSTRIALS		143,467,109

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%
Ericsson (B Shares)	339,349	3,956,780
Electronic Equipment & Components - 0.1%
Hitachi Ltd.	80,900	2,696,285
Keyence Corp.	15,700	6,474,777
Murata Manufacturing Co. Ltd.	43,000	2,543,071
		11,714,133
IT Services - 0.2%
Adyen BV (a)(b)	1,422	2,396,997
Amadeus IT Holding SA Class A	40,588	2,272,118
Atos Origin SA (b)	21,699	1,877,351
Capgemini SA	44,135	6,109,546
Edenred SA	65,474	3,380,832
Worldline SA (a)(b)	26,576	2,442,648
		18,479,492
Semiconductors & Semiconductor Equipment - 0.1%
ASM Pacific Technology Ltd.	153,100	1,646,929
ASML Holding NV (Netherlands)	19,591	7,321,279
Tokyo Electron Ltd.	16,100	4,127,036
		13,095,244
Software - 0.2%
Dassault Systemes SA	16,490	3,106,226
Netcompany Group A/S (a)(b)	29,850	2,584,146
NICE Systems Ltd. (b)	28,885	6,613,209
Oracle Corp. Japan	34,500	4,052,117
SAP SE	59,694	9,870,098
Temenos Group AG	19,721	3,180,842
		29,406,638

TOTAL INFORMATION TECHNOLOGY		76,652,287

MATERIALS - 0.5%
Chemicals - 0.1%
NOF Corp.	80,500	3,268,187
Shin-Etsu Chemical Co. Ltd.	43,200	5,255,460
Sika AG	21,835	5,231,994
Symrise AG	21,697	2,991,834
		16,747,475
Construction Materials - 0.1%
HeidelbergCement AG	93,317	5,926,571
Metals & Mining - 0.2%
Anglo American PLC (United Kingdom)	341,261	8,359,966
ArcelorMittal SA (Netherlands) (b)	462,781	5,855,057
Fortescue Metals Group Ltd.	230,233	2,958,061
Newcrest Mining Ltd.	170,191	4,011,759
Rio Tinto Ltd.	23,432	1,693,663
Rio Tinto PLC	109,881	6,833,548
		29,712,054
Paper & Forest Products - 0.1%
Mondi PLC	174,221	3,402,522
Stora Enso Oyj (R Shares)	204,211	3,004,762
UPM-Kymmene Corp.	111,119	3,369,464
		9,776,748

TOTAL MATERIALS		62,162,848

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Big Yellow Group PLC	119,318	1,709,822
Goodman Group unit	297,063	4,011,699
		5,721,521
Real Estate Management & Development - 0.2%
Cheung Kong Property Holdings Ltd.	354,500	1,924,118
Grainger Trust PLC	268,425	1,123,098
LEG Immobilien AG	15,839	2,329,795
LEG Immobilien AG rights (b)(c)(d)	15,839	68,045
Mitsubishi Estate Co. Ltd.	196,100	3,076,242
Sino Land Ltd.	1,531,959	1,783,045
Vonovia SE	121,996	8,735,036
		19,039,379

TOTAL REAL ESTATE		24,760,900

UTILITIES - 0.3%
Electric Utilities - 0.2%
Enel SpA	948,274	8,586,804
Iberdrola SA	711,701	8,960,204
ORSTED A/S (a)	35,384	5,006,680
SP AusNet	2,671,093	3,595,368
		26,149,056
Multi-Utilities - 0.1%
RWE AG	175,081	6,957,466

TOTAL UTILITIES		33,106,522

TOTAL COMMON STOCKS
(Cost $762,756,265)		874,167,460

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG
(Cost $4,317,123)	29,650	4,930,243

Equity Funds - 83.7%
Foreign Large Blend Funds - 11.0%
Fidelity Pacific Basin Fund (e)	4,884,671	191,381,403
Fidelity SAI International Index Fund (e)	19,075,647	224,329,611
Fidelity SAI International Low Volatility Index Fund (e)	88,509,303	916,071,291

TOTAL FOREIGN LARGE BLEND FUNDS		1,331,782,305

Foreign Large Growth Funds - 52.4%
Fidelity Advisor Overseas Fund Class I (e)	3,075,382	83,189,095
Fidelity Diversified International Fund (e)	37,349,715	1,624,712,597
Fidelity International Capital Appreciation Fund (e)	55,896,939	1,409,161,829
Fidelity International Discovery Fund (e)	33,239,505	1,616,437,139
Fidelity Overseas Fund (e)	30,147,494	1,632,788,290

TOTAL FOREIGN LARGE GROWTH FUNDS		6,366,288,950

Foreign Large Value Funds - 15.5%
Fidelity International Value Fund (e)	25,377,058	189,312,852
Fidelity SAI International Value Index Fund (e)	215,534,541	1,696,256,840

TOTAL FOREIGN LARGE VALUE FUNDS		1,885,569,692

Foreign Small Mid Growth Funds - 0.7%
Fidelity International Small Cap Opportunities Fund (e)	4,143,334	87,051,440
Sector Funds - 0.8%
Fidelity Advisor International Real Estate Fund Class I (e)	7,786,998	95,780,072
Other - 3.3%
Fidelity Advisor Japan Fund Class I (e)	21,432,312	364,777,942
Fidelity Japan Smaller Companies Fund (e)	2,607,622	42,817,160

TOTAL OTHER		407,595,102

TOTAL EQUITY FUNDS
(Cost $8,939,049,964)		10,174,067,561

Other - 0.1%
Commodity Funds - Broad Basket - 0.1%
Fidelity SAI Inflation-Focused Fund (e)
(Cost $6,500,000)	831,202	8,320,332
	Principal Amount	Value

U.S. Treasury Obligations - 0.7%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.14% 10/8/20 to 11/27/20 (f)
(Cost $90,692,524)	$90,710,000	90,692,430

Money Market Funds - 8.2%
State Street Institutional U.S. Government Money Market Fund Premier Class .04% (g)
(Cost $997,179,297)	997,179,297	997,179,297
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $10,800,495,173)		12,149,357,323
NET OTHER ASSETS (LIABILITIES) - 0.1%		10,094,169
NET ASSETS - 100%		$12,159,451,492

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	250	Sept. 2020	$28,881,250	$372,783	$372,783
ICE E-mini MSCI EAFE Index Contracts (United States)	10,113	Sept. 2020	960,785,565	41,812,193	41,812,193
TOTAL FUTURES CONTRACTS					$42,184,976

The notional amount of futures purchased as a percentage of Net Assets is 8.1%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,669,771 or 0.2% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $90,692,430.

 (g) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$68,663
Total	$68,663

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor International Real Estate Fund Class I	$90,819,267	$4,226,701	$--	$--	$--	$734,104	$95,780,072
Fidelity Advisor Japan Fund Class I	261,585,312	55,842,473	--	--	--	47,350,157	364,777,942
Fidelity Advisor Overseas Fund Class I	73,378,625	--	--	--	--	9,810,470	83,189,095
Fidelity Diversified International Fund	1,328,945,986	71,203,922	--	--	--	224,562,689	1,624,712,597
Fidelity International Capital Appreciation Fund	1,155,854,840	60,630,200	--	--	--	192,676,789	1,409,161,829
Fidelity International Discovery Fund	1,306,698,955	75,970,250	--	--	--	233,767,934	1,616,437,139
Fidelity International Small Cap Opportunities Fund	74,242,760	1,999,999	--	--	--	10,808,681	87,051,440
Fidelity International Value Fund	186,775,146	--	--	--	--	2,537,706	189,312,852
Fidelity Japan Smaller Companies Fund	38,462,431	--	--	--	--	4,354,729	42,817,160
Fidelity Overseas Fund	1,352,562,045	85,977,224	--	--	--	194,249,021	1,632,788,290
Fidelity Pacific Basin Fund	156,211,773	--	--	--	--	35,169,630	191,381,403
Fidelity SAI Inflation-Focused Fund	--	6,500,000	--	--	--	1,820,332	8,320,332
Fidelity SAI International Index Fund	--	180,000,000	--	--	--	44,329,611	224,329,611
Fidelity SAI International Low Volatility Index Fund	783,215,335	120,630,200	--	--	--	12,225,756	916,071,291
Fidelity SAI International Value Index Fund	1,044,676,873	678,605,693	--	--	--	(27,025,726)	1,696,256,840
Total	$7,853,429,348	$1,341,586,662	$--	$--	$--	$987,371,883	$10,182,387,893

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$55,194,122	$21,513,264	$33,680,858	$--
Consumer Discretionary	105,714,855	61,172,981	44,541,874	--
Consumer Staples	84,883,768	33,893,277	50,990,491	--
Energy	29,691,770	6,953,771	22,737,999	--
Financials	149,279,948	69,512,561	79,767,387	--
Health Care	114,183,574	32,405,945	81,777,629	--
Industrials	143,467,109	88,844,339	54,622,770	--
Information Technology	76,652,287	48,917,133	27,735,154	--
Materials	62,162,848	55,329,300	6,833,548	--
Real Estate	24,760,900	21,053,737	3,707,163	--
Utilities	33,106,522	24,519,718	8,586,804	--
Equity Funds	10,174,067,561	10,174,067,561	--	--
Other	8,320,332	8,320,332	--	--
Other Short-Term Investments	90,692,430	--	90,692,430	--
Money Market Funds	997,179,297	997,179,297	--	--
Total Investments in Securities:	$12,149,357,323	$11,643,683,216	$505,674,107	$--
Derivative Instruments:
Assets
Futures Contracts	$42,184,976	$42,184,976	$--	$--
Total Assets	$42,184,976	$42,184,976	$--	$--
Total Derivative Instruments:	$42,184,976	$42,184,976	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$42,184,976	$0
Total Equity Risk	42,184,976	0
Total Value of Derivatives	$42,184,976	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,325) — See accompanying schedule: Unaffiliated issuers (cost $1,854,945,209)	$1,966,969,430
Affiliated issuers (cost $8,945,549,964)	10,182,387,893
Total Investment in Securities (cost $10,800,495,173)		$12,149,357,323
Foreign currency held at value (cost $112,030)		112,069
Receivable for investments sold		20
Receivable for fund shares sold		19,950,850
Dividends receivable		4,186,059
Interest receivable		37,533
Distributions receivable from Fidelity Central Funds		1,953
Prepaid expenses		21,458
Other receivables		41,743
Total assets		12,173,709,008
Liabilities
Payable for investments purchased
Regular delivery	$599,241
Delayed delivery	68,045
Payable for fund shares redeemed	6,333,017
Accrued management fee	176,520
Payable for daily variation margin on futures contracts	6,943,704
Other payables and accrued expenses	136,989
Total liabilities		14,257,516
Net Assets		$12,159,451,492
Net Assets consist of:
Paid in capital		$10,753,263,071
Total accumulated earnings (loss)		1,406,188,421
Net Assets		$12,159,451,492
Net Asset Value, offering price and redemption price per share ($12,159,451,492 ÷ 1,128,512,975 shares)		$10.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$11,792,673
Interest		584,182
Income from Fidelity Central Funds (including $68,663 from security lending)		68,663
Income before foreign taxes withheld		12,445,518
Less foreign taxes withheld		(965,157)
Total income		11,480,361
Expenses
Management fee	$13,047,503
Custodian fees and expenses	32,835
Independent trustees' fees and expenses	53,593
Registration fees	265,435
Audit	35,939
Legal	10,745
Miscellaneous	40,016
Total expenses before reductions	13,486,066
Expense reductions	(12,298,553)
Total expenses after reductions		1,187,513
Net investment income (loss)		10,292,848
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(13,692,550)
Fidelity Central Funds	(201)
Foreign currency transactions	(95,746)
Futures contracts	3,556,361
Total net realized gain (loss)		(10,232,136)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	81,237,509
Affiliated issuers	987,371,884
Assets and liabilities in foreign currencies	179,696
Futures contracts	71,988,053
Total change in net unrealized appreciation (depreciation)		1,140,777,142
Net gain (loss)		1,130,545,006
Net increase (decrease) in net assets resulting from operations		$1,140,837,854

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,292,848	$155,774,239
Net realized gain (loss)	(10,232,136)	144,176,314
Change in net unrealized appreciation (depreciation)	1,140,777,142	296,182
Net increase (decrease) in net assets resulting from operations	1,140,837,854	300,246,735
Distributions to shareholders	(55,283,916)	(258,375,345)
Share transactions
Proceeds from sales of shares	3,294,243,819	3,774,008,211
Reinvestment of distributions	51,162,702	247,402,033
Cost of shares redeemed	(1,047,513,593)	(1,629,645,592)
Net increase (decrease) in net assets resulting from share transactions	2,297,892,928	2,391,764,652
Total increase (decrease) in net assets	3,383,446,866	2,433,636,042
Net Assets
Beginning of period	8,776,004,626	6,342,368,584
End of period	$12,159,451,492	$8,776,004,626
Other Information
Shares
Sold	343,601,392	370,690,605
Issued in reinvestment of distributions	5,901,119	23,664,443
Redeemed	(113,082,582)	(158,648,235)
Net increase (decrease)	236,419,929	235,706,813

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Fidelity International Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$9.84	$9.66	$10.69	$8.94	$8.19	$9.41
Income from Investment Operations
Net investment income (loss)B	.01	.20	.16	.12	.14	.10
Net realized and unrealized gain (loss)	.98	.31	(.85)	1.85	.76	(1.19)
Total from investment operations	.99	.51	(.69)	1.97	.90	(1.09)
Distributions from net investment income	–	(.19)	(.15)	(.11)	(.13)	(.09)
Distributions from net realized gain	(.06)	(.14)	(.20)	(.11)	(.02)	(.05)
Total distributions	(.06)	(.33)	(.34)C	(.22)	(.15)	(.13)D
Net asset value, end of period	$10.77	$9.84	$9.66	$10.69	$8.94	$8.19
Total ReturnE,F	10.17%	5.10%	(6.41)%	22.01%	11.11%	(11.70)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.27%I	.29%	.35%	.38%	.39%	.42%
Expenses net of fee waivers, if any	.02%I	.04%	.10%	.13%	.14%	.17%
Expenses net of all reductions	.02%I	.04%	.09%	.13%	.14%	.17%
Net investment income (loss)	.21%I	1.97%	1.65%	1.16%	1.58%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$12,159,451	$8,776,005	$6,342,369	$4,740,524	$3,593,237	$2,736,052
Portfolio turnover rateJ	5%I	6%	9%	13%	14%	16%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.197 per share.

 D Total distributions of $.13 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.046 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Strategic Advisers Fidelity International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $41,662 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,661,033,970
Gross unrealized depreciation	(285,039,947)
Net unrealized appreciation (depreciation)	$1,375,994,023
Tax cost	$10,815,548,276

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity International Fund	1,755,847,919	228,530,780

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .27% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIL Investment Advisors and Geode Capital Management, LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $375,480.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Strategic Advisers Fidelity International Fund	$11,325

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from Fidelity Central Funds is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2023. During the period, this waiver reduced the Fund's management fee by $ 12,250,796.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $47,757.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Advisor Overseas Fund	19%
Fidelity Diversified International Fund	12%
Fidelity International Capital Appreciation Fund	31%
Fidelity International Discovery Fund	17%
Fidelity International Real Estate Fund	17%
Fidelity International Value Fund	41%
Fidelity Japan Fund	48%
Fidelity Overseas Fund	22%
Fidelity Pacific Basin Fund	18%
Fidelity SAI Inflation-Focused Fund	24%
Fidelity SAI International Low Volatility Index Fund	20%
Fidelity SAI International Value Index Fund	80%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Strategic Advisers Fidelity International Fund	.02%
Actual		$1,000.00	$1,101.70	$.11
Hypothetical-C		$1,000.00	$1,025.10	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of New Sub-Subadvisory Agreements

Strategic Advisers Fidelity International Fund

In June 2020, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve sub-subadvisory agreements (New Sub-Subadvisory Agreements) among FIAM LLC (FIAM), each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Japan) Limited (FMR Japan), and Fidelity Management & Research (Hong Kong) Limited (FMR H.K., and together with FMR UK and FMR Japan, New Sub-Subadvisers), and Fidelity Rutland Square Trust II on behalf of the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by Strategic Advisers LLC (Strategic Advisers) and FIAM, including the resources dedicated to investment management and support services, as well as shareholder and administrative services, in connection with its annual renewal of the fund's management contract and sub-advisory agreements at its September 2019 meeting. The Board noted its familiarity with the nature, extent and quality of services provided by the New Sub-Subadvisers to other Strategic Advisers funds. The Board also considered the detailed information provided by Strategic Advisers and FIAM in the June 2020 annual contract renewal materials.

The Board considered that FIAM, and not the fund, will compensate the New Sub-Subadvisers under the terms of the New Sub-Subadvisory Agreements and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the New Sub-Subadvisory Agreements will not result in any changes to the fees paid under the sub-advisory agreement among Strategic Advisers, FIAM, and the Trust on behalf of the fund.

Because the Board was approving New Sub-Subadvisory Agreements under which the fund will not bear any additional management fees or expenses, it did not consider the competitiveness of management fee and total expenses or the possible realization of economies of scale to be significant factors in its decision. In addition, because the New Sub-Subadvisory Agreements were negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the New Sub-Subadvisory Agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the New Sub-Subadvisory Agreements will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

The Board noted that in connection with future annual contract renewals, it will consider: (i) the nature, extent, and quality of services provided to the fund, including administrative services and investment performance; (ii) the historical investment performance of the fund; (iii) the competitiveness of the fund's management fees and total expenses; (iv) the costs of services and profitability; (v) the potential fall-out benefits to Strategic Advisers and its affiliates from their relationships with the fund; and (vi) the possible realization of economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the New Sub-Subadvisory Agreements are in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the New Sub-Subadvisory Agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

SIL-SANN-1020
1.912841.110

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of New Sub-Advisory and Sub-Subadvisory Agreements

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2020

(excluding cash equivalents)	% of fund's net assets
Fidelity Small Cap Index Fund	6.0
PIMCO StocksPLUS Small Fund Institutional Class	4.9
Fidelity SAI Small-Mid Cap 500 Index Fund	0.9
Pool Corp.	0.8
j2 Global, Inc.	0.8
Fidelity Small Cap Discovery Fund	0.6
Royce Opportunity Fund Institutional Class	0.6
ON Semiconductor Corp.	0.6
Frontdoor, Inc.	0.6
Skechers U.S.A., Inc. Class A (sub. vtg.)	0.5
16.3

Top Five Market Sectors as of August 31, 2020

(stocks only)	% of fund's net assets
Information Technology	17.2
Industrials	15.9
Health Care	12.9
Consumer Discretionary	12.5
Financials	10.8

Asset Allocation (% of fund's net assets)

As of August 31, 2020
Common Stocks	84.1%
Mid-Cap Blend Funds	0.9%
Small Blend Funds	12.0%
Small Growth Funds	0.4%
Small Value Funds	0.6%
Sector Funds	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

Asset allocations of funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.1%
	Shares	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.4%
Bandwidth, Inc. (a)	69,062	$10,875,884
CenturyLink, Inc.	463,300	4,980,475
GCI Liberty, Inc. (a)	175,904	14,209,525
Vonage Holdings Corp. (a)	310,367	3,553,702
		33,619,586
Entertainment - 0.5%
Activision Blizzard, Inc.	28,814	2,406,545
Bollore SA	158,619	595,879
Cinemark Holdings, Inc.	419,066	6,139,317
Electronic Arts, Inc. (a)	25,119	3,503,347
Eros International PLC (a)(b)	1,439,314	4,476,267
Glu Mobile, Inc. (a)	229,339	1,820,952
Madison Square Garden Entertainment Corp. (a)	85,062	6,394,111
Sciplay Corp. (A Shares) (a)	14,894	196,377
The Madison Square Garden Co. (a)	48,389	7,935,796
World Wrestling Entertainment, Inc. Class A	163,160	7,190,461
		40,659,052
Interactive Media & Services - 0.9%
Alphabet, Inc. Class C (a)	3,353	5,479,406
CarGurus, Inc. Class A (a)	198,839	4,847,695
Cars.com, Inc. (a)	198,000	1,718,640
Facebook, Inc. Class A (a)	13,356	3,915,979
InterActiveCorp (a)	66,862	8,891,977
Match Group, Inc. (a)	31,968	3,570,186
Pinterest, Inc. Class A (a)	532,047	19,574,009
QuinStreet, Inc. (a)	705,319	9,274,945
TripAdvisor, Inc.	60,116	1,404,911
Twitter, Inc. (a)	18,631	756,046
Yelp, Inc. (a)	140,038	3,237,679
YY, Inc. ADR (a)	44,971	3,842,322
		66,513,795
Media - 0.4%
AMC Networks, Inc. Class A (a)	112,592	2,734,860
Criteo SA sponsored ADR (a)	276,172	3,595,759
Entercom Communications Corp. Class A	862,300	1,293,450
Liberty Media Corp. Liberty Formula One Group Series C (a)	18,700	728,926
National CineMedia, Inc.	38,277	138,180
Nexstar Broadcasting Group, Inc. Class A	55,171	5,296,968
Ocean Outdoor Ltd. (a)(c)	860,405	5,162,430
TechTarget, Inc. (a)	15,045	596,986
The New York Times Co. Class A	13,900	602,287
ViacomCBS, Inc. Class B	232,500	6,475,125
		26,624,971
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	508,171	6,601,141

TOTAL COMMUNICATION SERVICES		174,018,545

CONSUMER DISCRETIONARY - 12.5%
Auto Components - 1.2%
Autoliv, Inc.	51,467	4,031,925
BorgWarner, Inc.	169,400	6,875,946
Cooper Tire & Rubber Co.	209,202	7,232,113
Cooper-Standard Holding, Inc. (a)	426,092	7,720,787
Dana, Inc.	842,549	11,753,559
Dorman Products, Inc. (a)	19,124	1,619,612
Fox Factory Holding Corp. (a)	45,467	4,583,528
Gentex Corp.	348,841	9,436,149
LCI Industries	130,672	14,848,259
Lear Corp.	131,699	15,004,467
Standard Motor Products, Inc.	39,838	1,810,239
The Goodyear Tire & Rubber Co.	208,800	2,003,436
		86,920,020
Automobiles - 0.2%
Harley-Davidson, Inc.	260,469	7,217,596
Thor Industries, Inc.	104,765	9,892,959
		17,110,555
Distributors - 1.2%
LKQ Corp. (a)	993,355	31,529,088
Pool Corp.	184,288	60,416,978
		91,946,066
Diversified Consumer Services - 1.7%
Adtalem Global Education, Inc. (a)	87,900	2,918,280
American Public Education, Inc. (a)	183,663	5,774,365
Bright Horizons Family Solutions, Inc. (a)	163,709	21,774,934
Chegg, Inc. (a)	100,165	7,386,167
China Online Education Group sponsored ADR (a)	53,170	1,086,795
Collectors Universe, Inc.	4,781	212,707
Franchise Group, Inc.	79,645	1,956,081
Frontdoor, Inc. (a)	959,449	41,803,193
Grand Canyon Education, Inc. (a)	97,170	9,137,867
Houghton Mifflin Harcourt Co. (a)	1,289,180	2,913,547
K12, Inc. (a)	408,607	15,204,266
Service Corp. International	121,057	5,526,252
ServiceMaster Global Holdings, Inc. (a)	24,400	973,560
Strategic Education, Inc.	108,155	11,093,458
Weight Watchers International, Inc. (a)	22,760	534,405
		128,295,877
Hotels, Restaurants & Leisure - 1.4%
Bloomin' Brands, Inc.	122,800	1,760,952
Caesars Entertainment, Inc. (a)	8,500	389,300
Carrols Restaurant Group, Inc. (a)	989,326	6,588,911
Churchill Downs, Inc.	29,130	5,090,759
Darden Restaurants, Inc.	7,300	632,691
Dominos Pizza Enterprises Ltd.	96,817	5,766,146
Dunkin' Brands Group, Inc.	93,600	7,121,088
Extended Stay America, Inc. unit	276,923	3,458,768
Great Canadian Gaming Corp. (a)	338,571	6,930,537
International Game Technology PLC	196,407	2,186,010
Papa John's International, Inc.	98,017	9,634,091
Planet Fitness, Inc. (a)	285,083	17,330,196
Playa Hotels & Resorts NV (a)	1,138,364	4,803,896
Vail Resorts, Inc.	67,198	14,626,989
Wendy's Co.	508,770	10,653,644
Wingstop, Inc.	19,308	3,154,927
Wyndham Destinations, Inc.	136,460	3,955,975
		104,084,880
Household Durables - 1.2%
Cavco Industries, Inc. (a)	5,628	1,074,441
Flexsteel Industries, Inc.	111,336	1,845,951
Helen of Troy Ltd. (a)	16,496	3,411,703
Installed Building Products, Inc. (a)	10,408	903,623
KB Home	165,360	5,913,274
La-Z-Boy, Inc.	123,103	4,000,848
LGI Homes, Inc. (a)	23,432	2,621,104
M.D.C. Holdings, Inc.	147,100	6,381,198
Mohawk Group Holdings, Inc. (a)	46,089	372,399
Mohawk Industries, Inc. (a)	38,970	3,598,100
New Home Co. LLC (a)	18,336	79,395
NVR, Inc. (a)	1,158	4,826,938
PulteGroup, Inc.	375,674	16,751,304
Skyline Champion Corp. (a)	154,698	4,415,081
Sonos, Inc. (a)	269,463	3,791,344
Taylor Morrison Home Corp. (a)	329,642	7,756,476
Tempur Sealy International, Inc. (a)	153,235	13,107,722
Toll Brothers, Inc.	78,738	3,324,318
TopBuild Corp. (a)	5,991	921,416
Whirlpool Corp.	49,600	8,814,912
		93,911,547
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc. (a)	3,419	11,798,832
Chewy, Inc. (a)(b)	179,240	10,946,187
eBay, Inc.	27,168	1,488,263
Etsy, Inc. (a)	132,884	15,906,215
Expedia, Inc.	4,000	392,600
PetMed Express, Inc. (b)	13,226	459,736
Qurate Retail, Inc. Series A (a)	187,859	2,075,842
Shutterstock, Inc.	219,478	11,044,133
Stamps.com, Inc. (a)	6,503	1,621,458
The Rubicon Project, Inc. (a)	61,729	453,708
		56,186,974
Leisure Products - 0.7%
Brunswick Corp.	434,070	26,864,592
Callaway Golf Co.	577,362	12,043,771
Clarus Corp.	315,939	3,977,672
Hasbro, Inc.	8,000	631,520
Malibu Boats, Inc. Class A (a)	61,700	3,199,145
Polaris, Inc.	68,458	6,916,996
Sturm, Ruger & Co., Inc.	10,889	771,595
		54,405,291
Multiline Retail - 0.2%
Dillard's, Inc. Class A (b)	46,400	1,401,744
Dollar General Corp.	13,067	2,637,966
Dollar Tree, Inc. (a)	14,453	1,391,390
Kohl's Corp.	112,400	2,400,864
Ollie's Bargain Outlet Holdings, Inc. (a)	25,062	2,394,423
Target Corp.	16,690	2,523,695
		12,750,082
Specialty Retail - 2.3%
Aaron's, Inc. Class A	142,164	7,945,546
Advance Auto Parts, Inc.	41,189	6,438,253
America's Car Mart, Inc. (a)	108,981	10,952,591
Burlington Stores, Inc. (a)	40,220	7,920,525
Dick's Sporting Goods, Inc.	67,830	3,670,960
Five Below, Inc. (a)	40,679	4,452,317
Floor & Decor Holdings, Inc. Class A (a)	74,950	5,489,338
Foot Locker, Inc.	519,523	15,757,133
Gap, Inc.	348,710	6,064,067
Group 1 Automotive, Inc.	43,800	3,786,072
Haverty Furniture Companies, Inc.	104,300	2,202,816
Kirkland's, Inc. (a)(b)	320,581	2,779,437
Lithia Motors, Inc. Class A (sub. vtg.)	63,761	15,873,939
Lumber Liquidators Holdings, Inc. (a)	71,127	1,706,337
Murphy U.S.A., Inc. (a)	18,955	2,556,271
National Vision Holdings, Inc. (a)	186,982	7,024,914
Penske Automotive Group, Inc.	90,200	4,254,734
RH (a)	10,988	3,632,083
Sally Beauty Holdings, Inc. (a)	2,183,276	24,365,360
Sonic Automotive, Inc. Class A (sub. vtg.)	111,800	4,724,668
Sportsman's Warehouse Holdings, Inc. (a)	530,707	8,329,446
The ODP Corp.	99,500	2,326,310
Vroom, Inc. (b)	152,571	10,470,948
Williams-Sonoma, Inc.	132,691	11,644,962
Winmark Corp.	1,457	225,034
Zumiez, Inc. (a)	23,315	598,729
		175,192,790
Textiles, Apparel & Luxury Goods - 1.6%
Capri Holdings Ltd. (a)	97,800	1,549,152
Carter's, Inc.	203,993	16,241,923
Columbia Sportswear Co.	11,800	1,009,726
Crocs, Inc. (a)	291,917	11,650,407
Hanesbrands, Inc.	2,461,798	37,640,891
Levi Strauss & Co. Class A	64,641	796,377
PVH Corp.	64,400	3,590,944
Ralph Lauren Corp.	88,321	6,079,134
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,300,876	38,831,149
Steven Madden Ltd.	194,334	4,112,107
		121,501,810

TOTAL CONSUMER DISCRETIONARY		942,305,892

CONSUMER STAPLES - 3.6%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	600	529,188
Cott Corp.	454,347	6,215,467
Molson Coors Beverage Co. Class B	176,900	6,658,516
National Beverage Corp. (a)(b)	7,439	604,939
		14,008,110
Food & Staples Retailing - 0.8%
BJ's Wholesale Club Holdings, Inc. (a)	368,920	16,383,737
Casey's General Stores, Inc.	64,040	11,389,514
Grocery Outlet Holding Corp. (a)	113,617	4,673,067
Performance Food Group Co. (a)	446,181	16,290,068
SpartanNash Co.	128,500	2,567,430
U.S. Foods Holding Corp. (a)	258,200	6,287,170
Weis Markets, Inc.	65,056	3,202,707
		60,793,693
Food Products - 1.7%
Beyond Meat, Inc. (a)(b)	19,930	2,707,491
Flowers Foods, Inc.	126,177	3,086,289
Fresh Del Monte Produce, Inc.	47,243	1,095,565
Freshpet, Inc. (a)	112,098	12,734,333
Hostess Brands, Inc. Class A (a)	447,250	5,742,690
Ingredion, Inc.	107,767	8,668,777
J&J Snack Foods Corp.	9,787	1,330,543
John B. Sanfilippo & Son, Inc.	5,764	459,045
Lamb Weston Holdings, Inc.	193,686	12,173,165
Lancaster Colony Corp.	12,973	2,305,562
Nomad Foods Ltd. (a)	1,445,206	35,638,780
Pilgrim's Pride Corp. (a)	238,600	3,817,600
Post Holdings, Inc. (a)	6,202	545,900
Premium Brands Holdings Corp.	77,566	5,723,715
SunOpta, Inc. (a)	1,205,164	8,195,115
The Hain Celestial Group, Inc. (a)	258,178	8,465,657
The J.M. Smucker Co.	70,000	8,412,600
Tootsie Roll Industries, Inc. (b)	11,329	362,415
TreeHouse Foods, Inc. (a)	127,550	5,460,416
		126,925,658
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	109,100	4,054,156
Energizer Holdings, Inc.	179,829	8,324,284
Reynolds Consumer Products, Inc.	189,340	6,291,768
Spectrum Brands Holdings, Inc.	205,646	12,256,502
WD-40 Co.	8,984	1,836,150
		32,762,860
Personal Products - 0.4%
elf Beauty, Inc. (a)	714,427	13,952,759
Herbalife Nutrition Ltd. (a)	60,831	2,989,844
LifeVantage Corp. (a)	7,331	110,112
MediFast, Inc.	50,914	8,284,726
Nu Skin Enterprises, Inc. Class A	161,353	7,627,156
USANA Health Sciences, Inc. (a)	8,229	645,236
		33,609,833
Tobacco - 0.1%
Universal Corp.	99,160	4,304,536

TOTAL CONSUMER STAPLES		272,404,690

ENERGY - 1.0%
Energy Equipment & Services - 0.2%
Championx Corp. (a)	176,405	1,806,387
Dril-Quip, Inc. (a)	189,153	6,266,639
Halliburton Co.	246,308	3,985,263
		12,058,289
Oil, Gas & Consumable Fuels - 0.8%
Arch Resources, Inc.	21,000	791,070
Cabot Oil & Gas Corp.	32,100	608,937
Cenovus Energy, Inc.	426,784	2,014,420
Cimarex Energy Co.	49,628	1,378,666
Comstock Resources, Inc. (a)	865,788	4,986,939
CONSOL Energy, Inc. (a)	16,192	83,713
Devon Energy Corp.	237,100	2,577,277
Diamondback Energy, Inc.	59,341	2,311,925
EQT Corp.	318,302	5,051,453
Green Plains, Inc. (a)	154,144	2,062,447
HollyFrontier Corp.	421,387	10,058,508
Magnolia Oil & Gas Corp. Class A (a)	186,200	1,199,128
Noble Energy, Inc.	198,978	1,979,831
Northern Oil & Gas, Inc. (a)(b)	493,400	334,772
Pacific Ethanol, Inc. (a)(b)	1,096,335	4,341,487
Rex American Resources Corp. (a)	36,939	2,282,091
Southwestern Energy Co. (a)	1,089,500	3,028,810
Tourmaline Oil Corp.	491,631	6,216,674
W&T Offshore, Inc. (a)(b)	480,500	1,071,515
World Fuel Services Corp.	382,372	10,094,621
		62,474,284

TOTAL ENERGY		74,532,573

FINANCIALS - 10.8%
Banks - 3.4%
Associated Banc-Corp.	391,911	5,267,284
Bank of Hawaii Corp.	24,514	1,349,251
Bank OZK	460,275	10,604,736
BankUnited, Inc.	719,892	16,831,075
Berkshire Hills Bancorp, Inc.	72,470	665,275
Boston Private Financial Holdings, Inc.	57,200	339,768
Cathay General Bancorp	102,900	2,540,601
CIT Group, Inc.	136,200	2,679,054
Citizens Financial Group, Inc.	271,800	7,031,466
Columbia Banking Systems, Inc.	53,713	1,499,130
Comerica, Inc.	150,505	5,949,463
Commerce Bancshares, Inc.	180,970	10,780,383
Cullen/Frost Bankers, Inc.	110,065	7,645,115
East West Bancorp, Inc.	74,997	2,758,390
Fifth Third Bancorp	465,583	9,618,945
First Citizens Bancshares, Inc.	20,982	8,249,073
First Financial Bankshares, Inc.	74,912	2,267,961
First Hawaiian, Inc.	643,622	10,639,072
First Horizon National Corp.	1,569,818	14,991,762
First Merchants Corp.	85,760	2,193,741
FNB Corp., Pennsylvania	97,100	728,250
Fulton Financial Corp.	239,600	2,343,288
Hancock Whitney Corp.	82,900	1,658,829
Hanmi Financial Corp.	108,800	1,036,864
Hope Bancorp, Inc.	340,100	2,877,246
Huntington Bancshares, Inc.	851,639	8,013,923
KeyCorp	531,450	6,547,464
PacWest Bancorp	122,800	2,343,024
Peoples Bancorp, Inc.	40,051	846,678
Preferred Bank, Los Angeles	8,920	333,608
Regions Financial Corp.	622,040	7,190,782
ServisFirst Bancshares, Inc.	248,363	9,102,504
Signature Bank	88,210	8,559,016
South State Corp.	39,308	2,188,669
Sterling Bancorp	447,938	5,227,436
SVB Financial Group (a)	58,120	14,842,686
Synovus Financial Corp.	506,900	11,085,903
TCF Financial Corp.	149,800	4,026,624
Texas Capital Bancshares, Inc. (a)	160,499	5,198,563
Umpqua Holdings Corp.	651,863	7,353,015
United Community Bank, Inc.	130,200	2,359,224
Veritex Holdings, Inc.	193,100	3,471,938
Webster Financial Corp.	209,735	5,767,713
Western Alliance Bancorp.	305,872	10,797,282
Zions Bancorp NA	363,695	11,696,431
		259,498,505
Capital Markets - 2.4%
Ares Management Corp.	112,200	4,538,490
Artisan Partners Asset Management, Inc.	35,037	1,356,282
Cohen & Steers, Inc.	14,248	862,004
Cowen Group, Inc. Class A	15,000	271,350
Diamond Hill Investment Group, Inc.	2,041	252,900
Eaton Vance Corp. (non-vtg.)	276,115	11,326,237
Evercore, Inc. Class A	103,792	6,422,649
FactSet Research Systems, Inc.	26,387	9,246,005
Federated Hermes, Inc. Class B (non-vtg.)	62,980	1,505,852
Focus Financial Partners, Inc. Class A (a)(b)	366,805	12,981,229
FS KKR Capital Corp. (b)	107,750	1,726,155
Hamilton Lane, Inc. Class A	17,009	1,243,528
Houlihan Lokey	30,737	1,801,188
Lazard Ltd. Class A	390,664	12,372,329
LPL Financial	350,527	28,799,298
Marlowe PLC (a)	571,442	3,888,124
Moelis & Co. Class A	500,901	15,983,751
Morningstar, Inc.	91,864	14,712,020
Newtek Business Services Corp. (b)	120,383	2,278,850
Oaktree Specialty Lending Corp.	547,600	2,738,000
Open Lending Corp. (a)(b)	712,248	15,569,741
PJT Partners, Inc.	59,435	3,517,363
Prospect Capital Corp.	499,800	2,548,980
SEI Investments Co.	82,739	4,332,214
Stifel Financial Corp.	17,640	894,524
Victory Capital Holdings, Inc.	647,674	11,263,051
Waddell & Reed Financial, Inc. Class A (b)	45,983	724,232
WisdomTree Investments, Inc.	1,861,393	6,961,610
		180,117,956
Consumer Finance - 1.1%
Ally Financial, Inc.	244,300	5,589,584
Credit Acceptance Corp. (a)(b)	9,118	3,526,842
Encore Capital Group, Inc. (a)	175,834	8,077,814
Enova International, Inc. (a)	167,094	2,853,966
First Cash Financial Services, Inc.	123,000	7,349,250
LendingTree, Inc. (a)(b)	13,209	4,080,788
Navient Corp.	2,409,315	21,900,673
OneMain Holdings, Inc.	298,068	8,667,817
PRA Group, Inc. (a)	91,085	4,251,392
Regional Management Corp. (a)	68,700	1,256,523
SLM Corp.	1,510,841	11,542,825
Synchrony Financial	154,897	3,842,995
		82,940,469
Diversified Financial Services - 0.2%
Banco Latinoamericano de Comercio Exterior SA Series E	75,700	922,026
Cannae Holdings, Inc. (a)	47,232	1,782,063
Voya Financial, Inc.	276,040	14,329,236
		17,033,325
Insurance - 2.7%
Alleghany Corp.	7,650	4,242,384
American Financial Group, Inc.	145,381	9,718,720
Amerisafe, Inc.	12,652	844,268
Assurant, Inc.	40,666	4,943,359
Assured Guaranty Ltd.	285,367	6,121,122
Axis Capital Holdings Ltd.	175,759	8,394,250
Brighthouse Financial, Inc. (a)	71,627	2,174,596
Brown & Brown, Inc.	17,600	816,640
BRP Group, Inc. (a)	16,500	453,915
CNA Financial Corp.	176,000	5,661,920
CNO Financial Group, Inc.	339,200	5,528,960
Crawford & Co. Class B	124,426	866,005
Erie Indemnity Co. Class A	12,112	2,585,185
Everest Re Group Ltd.	85,158	18,741,573
First American Financial Corp.	315,985	16,611,331
Globe Life, Inc.	39,588	3,265,218
GoHealth, Inc. (a)	208,271	2,897,050
Goosehead Insurance (b)	49,640	5,101,006
Hanover Insurance Group, Inc.	84,521	8,662,557
Heritage Insurance Holdings, Inc.	127,900	1,669,095
Kinsale Capital Group, Inc.	110,085	22,812,915
Lincoln National Corp.	175,400	6,323,170
National General Holdings Corp.	259,923	8,850,378
Old Republic International Corp.	367,800	5,925,258
Palomar Holdings, Inc. (a)	7,770	872,960
Primerica, Inc.	27,113	3,385,058
Reinsurance Group of America, Inc.	199,227	18,265,131
RLI Corp.	164,190	15,399,380
Selective Insurance Group, Inc.	75,778	4,532,282
Universal Insurance Holdings, Inc.	101,536	1,883,493
Unum Group	241,300	4,459,224
White Mountains Insurance Group Ltd.	5,274	4,701,244
		206,709,647
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	252,150	3,557,837
Annaly Capital Management, Inc.	512,600	3,767,610
Ares Commercial Real Estate Corp.	127,190	1,266,812
Blackstone Mortgage Trust, Inc.	99,454	2,364,022
Chimera Investment Corp.	176,100	1,565,529
MFA Financial, Inc.	419,200	1,123,456
New York Mortgage Trust, Inc.	403,200	1,064,448
Redwood Trust, Inc.	219,495	1,521,100
Starwood Property Trust, Inc.	233,758	3,646,625
		19,877,439
Thrifts & Mortgage Finance - 0.7%
Axos Financial, Inc. (a)	166,132	4,116,751
Essent Group Ltd.	478,644	17,087,591
Farmer Mac Class C (non-vtg.)	51,629	3,518,516
Meta Financial Group, Inc.	86,650	1,670,612
MGIC Investment Corp.	573,598	5,259,894
NMI Holdings, Inc. (a)	176,617	3,028,982
Pennymac Financial Services, Inc.	76,024	4,007,985
Radian Group, Inc.	196,700	3,037,048
Walker & Dunlop, Inc.	140,115	7,675,500
WMI Holdings Corp. (a)	192,823	3,533,481
		52,936,360

TOTAL FINANCIALS		819,113,701

HEALTH CARE - 12.9%
Biotechnology - 3.3%
ACADIA Pharmaceuticals, Inc. (a)	151,112	5,982,524
ADC Therapeutics SA (a)(b)	35,856	1,583,760
Agios Pharmaceuticals, Inc. (a)	135,662	5,563,499
Aimmune Therapeutics, Inc. (a)(b)	182,718	6,252,610
Akebia Therapeutics, Inc. (a)	215,943	2,247,967
Allogene Therapeutics, Inc. (a)	52,320	1,865,208
Anika Therapeutics, Inc. (a)	9,354	358,539
Applied Genetic Technologies Corp. (a)	431,735	2,219,118
Arena Pharmaceuticals, Inc. (a)	31,279	2,183,900
Ascendis Pharma A/S sponsored ADR (a)	15,391	2,280,638
Aurinia Pharmaceuticals, Inc. (a)	36,300	538,329
Avid Bioservices, Inc. (a)	496,486	4,165,518
BeiGene Ltd. ADR (a)	7,930	1,915,650
Biohaven Pharmaceutical Holding Co. Ltd. (a)	38,126	2,416,807
BioMarin Pharmaceutical, Inc. (a)	55,510	4,331,445
Biospecifics Technologies Corp. (a)	3,753	242,069
Blueprint Medicines Corp. (a)	50,732	3,928,179
Castle Biosciences, Inc. (a)	31,391	1,435,510
Catalyst Pharmaceutical Partners, Inc. (a)	482,137	1,581,409
Coherus BioSciences, Inc. (a)	128,699	2,441,420
ContraFect Corp. (a)	150,891	825,374
DBV Technologies SA sponsored ADR (a)	358,915	775,256
Deciphera Pharmaceuticals, Inc. (a)	172,004	7,741,900
Emergent BioSolutions, Inc. (a)	142,673	16,271,856
Exact Sciences Corp. (a)	168,438	12,681,697
Exelixis, Inc. (a)	87,495	1,944,139
Flexion Therapeutics, Inc. (a)(b)	119,615	1,394,711
Global Blood Therapeutics, Inc. (a)	67,375	4,229,803
Gossamer Bio, Inc. (a)	69,426	965,021
Halozyme Therapeutics, Inc. (a)	554,121	16,066,738
Heron Therapeutics, Inc. (a)	480,669	6,873,567
Immunomedics, Inc. (a)	421,574	18,785,337
Insmed, Inc. (a)	75,222	2,120,508
Iovance Biotherapeutics, Inc. (a)	149,249	4,974,469
Karyopharm Therapeutics, Inc. (a)	143,644	2,184,825
Kodiak Sciences, Inc. (a)	112,651	5,924,316
Legend Biotech Corp. ADR (b)	43,011	1,462,374
Ligand Pharmaceuticals, Inc. Class B (a)(b)	139,294	14,207,988
Madrigal Pharmaceuticals, Inc. (a)	15,739	1,695,090
Neurocrine Biosciences, Inc. (a)	257,909	30,025,766
Precision BioSciences, Inc. (a)	114,053	643,259
PTC Therapeutics, Inc. (a)	65,020	3,213,614
Puma Biotechnology, Inc. (a)	51,909	534,144
Recro Pharma, Inc. (a)	189,198	520,295
Repligen Corp. (a)	47,635	7,379,138
Sarepta Therapeutics, Inc. (a)	38,980	5,707,452
Seattle Genetics, Inc. (a)	3,400	538,356
Syros Pharmaceuticals, Inc. (a)	265,387	3,516,378
Turning Point Therapeutics, Inc. (a)	42,613	3,331,484
Ultragenyx Pharmaceutical, Inc. (a)	37,778	3,213,397
United Therapeutics Corp. (a)	70,177	7,506,132
Viking Therapeutics, Inc. (a)(b)	736,241	4,925,452
Vir Biotechnology, Inc. (a)	60,006	2,429,043
		248,142,978
Health Care Equipment & Supplies - 3.5%
Abiomed, Inc. (a)	25,733	7,915,985
Atricure, Inc. (a)	15,700	702,261
Atrion Corp.	936	591,290
AxoGen, Inc. (a)	1,066,139	12,655,070
Beyond Air, Inc. (a)(b)	50,012	277,567
Envista Holdings Corp. (a)	295,702	7,093,891
Genmark Diagnostics, Inc. (a)	146,222	1,896,499
Globus Medical, Inc. (a)	50,459	2,851,943
Hologic, Inc. (a)	223,605	13,353,691
ICU Medical, Inc. (a)	42,920	8,594,301
IDEXX Laboratories, Inc. (a)	43,487	17,006,026
Inari Medical, Inc.	42,670	3,411,040
Insulet Corp. (a)	17,575	3,835,744
Integra LifeSciences Holdings Corp. (a)	82,084	3,922,794
iRhythm Technologies, Inc. (a)	31,950	7,034,751
LeMaitre Vascular, Inc.	7,428	239,776
Masimo Corp. (a)	45,379	10,164,896
Meridian Bioscience, Inc. (a)	25,363	358,633
Merit Medical Systems, Inc. (a)	562,424	27,615,018
Neogen Corp. (a)	34,365	2,618,613
Nevro Corp. (a)	34,856	4,794,094
Penumbra, Inc. (a)	35,633	7,452,642
Quidel Corp. (a)	84,877	14,934,957
Semler Scientific, Inc. (a)	88,393	4,706,927
Silk Road Medical, Inc. (a)	61,170	3,730,147
STERIS PLC	229,705	36,670,106
Tandem Diabetes Care, Inc. (a)	49,520	5,581,894
Teleflex, Inc.	31,992	12,571,256
The Cooper Companies, Inc.	35,544	11,174,323
West Pharmaceutical Services, Inc.	99,611	28,285,540
		262,041,675
Health Care Providers & Services - 2.8%
Amedisys, Inc. (a)	24,860	6,013,634
AMN Healthcare Services, Inc. (a)	149,501	8,049,134
BioTelemetry, Inc. (a)	455,981	18,047,728
Centene Corp. (a)	202,195	12,398,597
Chemed Corp.	26,008	13,448,997
Corvel Corp. (a)	5,495	456,195
DaVita HealthCare Partners, Inc. (a)	63,300	5,491,908
Encompass Health Corp.	278,228	18,151,595
Guardant Health, Inc. (a)	71,371	6,815,931
HealthEquity, Inc. (a)	298,841	17,177,381
LHC Group, Inc. (a)	47,800	9,963,432
MEDNAX, Inc. (a)	1,123,598	20,876,451
Molina Healthcare, Inc. (a)	168,704	31,205,179
National Research Corp. Class A	7,841	439,096
Ontrak, Inc. (a)	19,664	1,434,489
Owens & Minor, Inc.	227,800	3,776,924
Premier, Inc.	468,174	15,332,699
Quest Diagnostics, Inc.	37,500	4,171,500
R1 RCM, Inc. (a)	201,101	2,915,965
Select Medical Holdings Corp. (a)	297,200	5,964,804
U.S. Physical Therapy, Inc.	7,448	662,127
Universal Health Services, Inc. Class B	59,264	6,539,782
		209,333,548
Health Care Technology - 0.4%
Change Healthcare, Inc. (a)	976,864	13,822,626
iCAD, Inc. (a)	217,252	2,352,839
Omnicell, Inc. (a)	141,501	9,435,287
Phreesia, Inc. (a)	22,400	706,496
Simulations Plus, Inc.	7,971	474,912
Teladoc Health, Inc. (a)(b)	16,160	3,485,550
		30,277,710
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	56,089	6,428,921
Avantor, Inc. (a)	258,440	5,832,991
Berkeley Lights, Inc. (a)	10,516	687,746
Bio-Rad Laboratories, Inc. Class A (a)	10,955	5,571,603
Bio-Techne Corp.	24,984	6,382,413
Bruker Corp.	74,832	3,144,441
Charles River Laboratories International, Inc. (a)	26,330	5,764,954
Frontage Holdings Corp. (a)(c)	428,000	219,661
Harvard Bioscience, Inc. (a)	464,028	1,554,494
ICON PLC (a)	95,653	17,830,676
Medpace Holdings, Inc. (a)	17,951	2,329,860
PPD, Inc.	119,997	4,120,697
PureTech Health PLC (a)	1,377,662	5,110,411
Quanterix Corp. (a)	21,339	759,668
Syneos Health, Inc. (a)	572,465	36,122,542
		101,861,078
Pharmaceuticals - 1.6%
Aerie Pharmaceuticals, Inc. (a)	166,902	1,835,922
Catalent, Inc. (a)	235,218	21,757,665
Collegium Pharmaceutical, Inc. (a)	106,282	2,025,735
GW Pharmaceuticals PLC ADR (a)(b)	64,933	6,749,785
Horizon Therapeutics PLC (a)	251,570	18,897,938
Innoviva, Inc. (a)	267,362	3,130,809
Jazz Pharmaceuticals PLC (a)	153,007	20,562,611
Lannett Co., Inc. (a)	177,600	934,176
Nektar Therapeutics (a)	123,348	2,385,550
Pacira Biosciences, Inc. (a)	83,958	5,249,054
Perrigo Co. PLC	63,618	3,327,221
Pfizer, Inc.	63,945	2,416,482
Prestige Brands Holdings, Inc. (a)	88,948	3,240,376
Reata Pharmaceuticals, Inc. (a)	35,775	3,754,586
Revance Therapeutics, Inc. (a)	543,376	15,882,880
Royalty Pharma PLC	178,200	7,373,916
Supernus Pharmaceuticals, Inc. (a)	145,467	3,198,819
Zogenix, Inc. (a)	80,366	1,902,263
		124,625,788

TOTAL HEALTH CARE		976,282,777

INDUSTRIALS - 15.9%
Aerospace & Defense - 0.6%
AAR Corp.	206,511	4,167,392
Axon Enterprise, Inc. (a)	58,489	5,011,338
Curtiss-Wright Corp.	47,180	4,827,458
HEICO Corp. Class A	9,400	840,172
Howmet Aerospace, Inc.	155,437	2,723,256
Huntington Ingalls Industries, Inc.	51,855	7,857,070
Kaman Corp.	17,157	793,511
Mercury Systems, Inc. (a)	100,010	7,574,757
Moog, Inc. Class A	52,400	3,159,196
National Presto Industries, Inc.	2,951	265,383
Textron, Inc.	193,913	7,645,990
		44,865,523
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	91,000	5,131,490
C.H. Robinson Worldwide, Inc.	191,315	18,806,265
Forward Air Corp.	182,302	10,753,995
XPO Logistics, Inc. (a)	282,279	24,916,767
		59,608,517
Airlines - 0.4%
Air Canada (a)	365,807	4,956,685
Alaska Air Group, Inc.	181,077	7,052,949
JetBlue Airways Corp. (a)	354,300	4,081,536
SkyWest, Inc.	339,631	11,428,583
		27,519,753
Building Products - 1.3%
A.O. Smith Corp.	89,848	4,399,857
AAON, Inc.	26,639	1,516,558
Advanced Drain Systems, Inc.	134,370	7,454,848
Apogee Enterprises, Inc.	76,492	1,600,978
Armstrong World Industries, Inc.	136,206	10,043,830
CSW Industrials, Inc.	9,371	677,055
Fortune Brands Home & Security, Inc.	156,745	13,179,120
Lennox International, Inc.	43,065	12,072,411
Masonite International Corp. (a)	184,734	16,864,367
Owens Corning	131,249	8,877,682
Patrick Industries, Inc.	81,628	4,588,310
Simpson Manufacturing Co. Ltd.	26,443	2,600,405
Trex Co., Inc. (a)	83,141	12,428,748
		96,304,169
Commercial Services & Supplies - 2.7%
ABM Industries, Inc.	851,421	32,473,197
ACCO Brands Corp.	498,832	3,232,431
Casella Waste Systems, Inc. Class A (a)	15,553	873,301
Charah Solutions, Inc. (a)(b)	1,275,976	3,330,297
Cimpress PLC (a)	109,414	10,142,678
Clean Harbors, Inc. (a)	288,582	17,632,360
Copart, Inc. (a)	38,571	3,985,156
Covanta Holding Corp.	161,984	1,529,129
Deluxe Corp.	101,200	2,874,080
Harsco Corp. (a)	266,083	3,765,074
Healthcare Services Group, Inc.	483,696	10,060,877
Herman Miller, Inc.	200,011	4,766,262
IAA Spinco, Inc. (a)	492,741	25,780,209
KAR Auction Services, Inc.	413,109	7,163,310
MSA Safety, Inc.	156,760	19,743,922
Pitney Bowes, Inc.	367,000	2,014,830
Ritchie Bros. Auctioneers, Inc.	454,228	26,549,627
Steelcase, Inc. Class A	279,500	2,920,775
The Brink's Co.	174,745	8,450,668
UniFirst Corp.	10,031	1,932,171
Waste Connection, Inc. (United States)	200,034	20,009,401
		209,229,755
Construction & Engineering - 0.6%
AECOM (a)	331,195	13,085,514
Aegion Corp. (a)	158,452	2,564,546
Jacobs Engineering Group, Inc.	36,770	3,319,228
MasTec, Inc. (a)	130,418	6,026,616
Quanta Services, Inc.	193,534	9,918,618
Willscot Mobile Mini Holdings (a)	547,773	9,805,137
		44,719,659
Electrical Equipment - 1.5%
Acuity Brands, Inc.	56,900	6,218,601
AMETEK, Inc.	38,602	3,887,221
EnerSys	237,831	17,119,075
Generac Holdings, Inc. (a)	192,300	36,533,154
Hubbell, Inc. Class B	33,570	4,864,964
nVent Electric PLC	100,193	1,915,690
Regal Beloit Corp.	176,808	17,479,239
Sensata Technologies, Inc. PLC (a)	551,461	22,962,836
		110,980,780
Industrial Conglomerates - 0.0%
Carlisle Companies, Inc.	9,200	1,204,740
Raven Industries, Inc.	22,064	548,290
		1,753,030
Machinery - 4.1%
AGCO Corp.	81,300	5,780,430
Allison Transmission Holdings, Inc.	241,586	8,665,690
Barnes Group, Inc.	31,250	1,237,500
Colfax Corp. (a)	32,500	1,081,600
Crane Co.	65,409	3,698,225
Donaldson Co., Inc.	82,966	4,178,168
Douglas Dynamics, Inc.	136,937	5,257,011
Flowserve Corp.	22,200	658,896
Gorman-Rupp Co.	11,478	366,722
Graco, Inc.	102,131	5,925,641
Helios Technologies, Inc.	96,534	3,968,513
Hillenbrand, Inc.	229,132	7,265,776
IDEX Corp.	130,451	23,511,184
Ingersoll Rand, Inc. (a)	113,922	3,994,105
ITT, Inc.	67,454	4,236,786
John Bean Technologies Corp.	172,661	17,699,479
Kennametal, Inc.	412,465	11,969,734
Lincoln Electric Holdings, Inc.	175,495	16,972,121
Meritor, Inc. (a)	219,680	4,999,917
Middleby Corp. (a)	262,009	25,650,681
Mueller Industries, Inc.	3,091	91,803
Nordson Corp.	128,338	23,933,754
Omega Flex, Inc.	1,919	252,809
Oshkosh Corp.	193,721	14,918,454
Pentair PLC	119,610	5,399,195
Proto Labs, Inc. (a)	16,611	2,441,817
RBC Bearings, Inc. (a)	94,078	12,422,059
Rexnord Corp.	73,975	2,142,316
Snap-On, Inc.	141,895	21,038,772
Tennant Co.	182,233	12,113,028
Terex Corp.	103,752	2,030,427
The Shyft Group, Inc.	267,332	5,338,620
Timken Co.	98,800	5,353,972
Toro Co.	293,804	22,117,565
Trinity Industries, Inc. (b)	206,600	4,229,102
Woodward, Inc.	217,305	18,620,865
		309,562,737
Marine - 0.5%
Kirby Corp. (a)	315,032	13,369,958
Matson, Inc.	525,475	21,055,783
Scorpio Bulkers, Inc.	101,370	1,416,139
		35,841,880
Professional Services - 1.5%
Acacia Research Corp. (a)	1,920,394	7,287,895
ASGN, Inc. (a)	127,128	9,123,977
Barrett Business Services, Inc.	4,913	282,841
CoreLogic, Inc.	89,518	5,943,995
CoStar Group, Inc. (a)	14,329	12,159,589
Exponent, Inc.	33,976	2,733,539
FTI Consulting, Inc. (a)	108,512	12,452,837
InnerWorkings, Inc. (a)	1,070,483	3,040,172
Kforce, Inc.	12,972	445,458
Korn Ferry	56,330	1,718,065
Manpower, Inc.	117,417	8,607,840
Robert Half International, Inc.	198,032	10,535,302
TransUnion Holding Co., Inc.	126,770	10,993,494
TriNet Group, Inc. (a)	442,621	30,027,409
		115,352,413
Road & Rail - 0.7%
Daseke, Inc. (a)	555,014	3,413,336
Heartland Express, Inc.	257,936	5,335,406
HyreCar, Inc. (a)	74,663	279,240
Kansas City Southern	21,570	3,926,603
Knight-Swift Transportation Holdings, Inc. Class A	506,231	23,013,261
Landstar System, Inc.	128,389	17,087,292
Old Dominion Freight Lines, Inc.	3,730	754,131
Schneider National, Inc. Class B	41,000	1,109,460
		54,918,729
Trading Companies & Distributors - 1.2%
Air Lease Corp. Class A	118,512	3,683,353
Alta Equipment Group, Inc. (a)	473,002	3,949,567
BMC Stock Holdings, Inc. (a)	84,171	3,360,106
EVI Industries, Inc. (a)(b)	63,549	1,560,763
GATX Corp.	76,150	5,092,912
H&E Equipment Services, Inc.	209,179	4,237,967
HD Supply Holdings, Inc. (a)	314,460	12,471,484
MRC Global, Inc. (a)	806,558	4,589,315
MSC Industrial Direct Co., Inc. Class A	54,009	3,559,193
SiteOne Landscape Supply, Inc. (a)	105,031	13,134,127
Transcat, Inc. (a)	250,147	7,356,823
Triton International Ltd.	186,565	6,727,534
United Rentals, Inc. (a)	92,973	16,460,870
Watsco, Inc.	14,691	3,599,148
WESCO International, Inc. (a)	118,475	5,550,554
		95,333,716

TOTAL INDUSTRIALS		1,205,990,661

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 0.7%
Ciena Corp. (a)	255,917	14,528,408
CommScope Holding Co., Inc. (a)	188,457	1,941,107
Dzs, Inc. (a)	202,362	2,108,612
F5 Networks, Inc. (a)	35,000	4,631,550
InterDigital, Inc.	62,270	3,807,811
Juniper Networks, Inc.	210,300	5,257,500
NetScout Systems, Inc. (a)	146,946	3,400,330
Nokia Corp. sponsored ADR (b)	1,034,296	5,068,050
Radware Ltd. (a)	137,928	3,575,094
Viavi Solutions, Inc. (a)	404,140	5,389,207
		49,707,669
Electronic Equipment & Components - 2.4%
Arrow Electronics, Inc. (a)	195,827	15,384,169
Avnet, Inc.	24,400	671,244
Badger Meter, Inc.	19,083	1,177,230
Belden, Inc.	936,518	31,541,926
Cognex Corp.	321,632	22,253,718
Coherent, Inc. (a)	23,557	2,653,932
Dolby Laboratories, Inc. Class A	41,936	2,929,230
Flextronics International Ltd. (a)	397,046	4,311,920
FLIR Systems, Inc.	87,943	3,245,097
Identiv, Inc. (a)	274,919	1,696,250
Insight Enterprises, Inc. (a)	93,742	5,606,240
IPG Photonics Corp. (a)	43,409	7,020,538
Jabil, Inc.	170,200	5,812,330
Littelfuse, Inc.	24,816	4,487,725
National Instruments Corp.	77,323	2,775,122
Novanta, Inc. (a)	43,226	4,632,530
Par Technology Corp. (a)(b)	138,285	5,163,562
Powerfleet, Inc. (a)	842,663	4,735,766
Rogers Corp. (a)	12,175	1,379,549
Sanmina Corp. (a)	163,100	4,615,730
ScanSource, Inc. (a)	71,700	1,770,273
SYNNEX Corp.	126,803	16,123,001
Trimble, Inc. (a)	282,717	14,817,198
TTM Technologies, Inc. (a)	566,434	6,491,334
Vishay Intertechnology, Inc.	623,595	9,971,284
		181,266,898
IT Services - 3.4%
Amdocs Ltd.	275,047	16,841,128
Black Knight, Inc. (a)	215,181	18,096,722
Booz Allen Hamilton Holding Corp. Class A	34,126	3,005,136
Broadridge Financial Solutions, Inc.	95,100	13,066,740
Cass Information Systems, Inc.	7,888	308,894
Computer Services, Inc.	197,230	11,932,415
DXC Technology Co.	84,540	1,689,109
Equiniti Group PLC (c)	1,971,126	2,987,980
Euronet Worldwide, Inc. (a)	190,918	19,737,103
EVERTEC, Inc.	158,623	5,554,977
Gartner, Inc. (a)	95,239	12,363,927
Genpact Ltd.	138,420	5,838,556
GoDaddy, Inc. (a)	107,778	9,018,863
Hackett Group, Inc.	17,639	222,428
Jack Henry & Associates, Inc.	51,927	8,589,764
Maximus, Inc.	153,854	11,931,378
MongoDB, Inc. Class A (a)	24,780	5,793,564
NIC, Inc.	43,898	938,539
PayPal Holdings, Inc. (a)	14,375	2,934,513
Paysign, Inc. (a)	17,593	113,299
Perficient, Inc. (a)	21,378	917,330
PFSweb, Inc. (a)	488,459	4,127,479
Rackspace Technology, Inc. (a)(b)	173,815	3,710,950
Science Applications International Corp.	108,641	9,067,178
Switch, Inc. Class A	445,177	7,657,044
Sykes Enterprises, Inc. (a)	69,976	2,316,555
The Western Union Co.	154,700	3,649,373
Ttec Holdings, Inc.	98,544	5,586,459
Twilio, Inc. Class A (a)	7,058	1,903,966
Unisys Corp. (a)	1,786,960	20,835,954
WEX, Inc. (a)	76,860	12,275,311
Wix.com Ltd. (a)	81,925	24,137,563
WNS Holdings Ltd. sponsored ADR (a)	136,590	9,062,747
		256,212,944
Semiconductors & Semiconductor Equipment - 2.8%
Ambarella, Inc. (a)	62,639	3,301,075
Amkor Technology, Inc. (a)	453,551	5,531,054
AXT, Inc. (a)	467,737	2,638,037
Cabot Microelectronics Corp.	115,919	17,653,305
Cirrus Logic, Inc. (a)	7,100	430,189
Cree, Inc. (a)	63,602	4,013,286
Diodes, Inc. (a)	74,200	3,625,412
Enphase Energy, Inc. (a)	33,140	2,559,402
Entegris, Inc.	183,920	12,302,409
First Solar, Inc. (a)	35,723	2,736,025
Impinj, Inc. (a)	53,113	1,298,613
Inphi Corp. (a)	44,550	5,077,809
Kulicke & Soffa Industries, Inc.	249,686	5,987,470
Lattice Semiconductor Corp. (a)	354,956	10,151,742
Maxim Integrated Products, Inc.	130,780	8,950,583
MaxLinear, Inc. Class A (a)	267,010	6,501,694
MKS Instruments, Inc.	98,519	11,775,976
Monolithic Power Systems, Inc.	72,331	19,321,780
NVE Corp.	3,177	169,747
ON Semiconductor Corp. (a)	1,961,263	41,912,190
Power Integrations, Inc.	38,574	2,158,987
Qorvo, Inc. (a)	64,959	8,332,291
Semtech Corp. (a)	237,708	13,941,574
Silicon Laboratories, Inc. (a)	28,433	2,911,824
Skyworks Solutions, Inc.	4,400	637,340
SolarEdge Technologies, Inc. (a)	31,867	7,047,387
Ultra Clean Holdings, Inc. (a)	139,896	3,430,250
Universal Display Corp.	59,260	10,400,130
		214,797,581
Software - 7.5%
2U, Inc. (a)	811,446	33,585,750
ACI Worldwide, Inc. (a)	593,422	17,434,738
Allot Ltd. (a)	167,070	1,757,576
Anaplan, Inc. (a)	79,526	4,870,968
ANSYS, Inc. (a)	10,574	3,584,692
Aspen Technology, Inc. (a)	100,817	12,806,784
Avalara, Inc. (a)	49,193	6,513,645
Blackbaud, Inc.	13,700	874,745
Box, Inc. Class A (a)	18,800	369,044
CDK Global, Inc.	396,472	18,483,525
ChannelAdvisor Corp. (a)	253,846	4,269,690
Cloudera, Inc. (a)(b)	449,892	5,943,073
CommVault Systems, Inc. (a)	170,280	7,361,204
Cornerstone OnDemand, Inc. (a)	97,608	3,442,634
Coupa Software, Inc. (a)	41,400	13,568,436
Crowdstrike Holdings, Inc. (a)	35,670	4,484,789
Datadog, Inc. Class A (a)	42,190	3,524,975
DocuSign, Inc. (a)	58,330	13,007,590
Domo, Inc. Class B (a)	172,672	7,031,204
Dynatrace, Inc.	359,763	15,912,317
Elastic NV (a)	6,500	705,770
Enghouse Systems Ltd.	155,389	8,670,381
Everbridge, Inc. (a)	32,935	4,894,470
Fair Isaac Corp. (a)	30,830	12,972,956
FireEye, Inc. (a)	660,719	9,699,355
Five9, Inc. (a)	39,400	5,021,136
Guidewire Software, Inc. (a)	102,418	11,502,566
HubSpot, Inc. (a)	27,997	8,390,141
j2 Global, Inc. (a)	825,170	57,753,648
LivePerson, Inc. (a)	122,526	7,309,901
Manhattan Associates, Inc. (a)	105,413	10,251,414
Microsoft Corp.	19,854	4,477,673
Mimecast Ltd. (a)	37,271	1,835,224
Model N, Inc. (a)	43,894	1,725,912
New Relic, Inc. (a)	170,280	10,460,300
Nortonlifelock, Inc.	20,300	477,456
Nuance Communications, Inc. (a)	613,719	18,387,021
Parametric Technology Corp. (a)	36,499	3,336,374
Paylocity Holding Corp. (a)	23,504	3,460,964
Pluralsight, Inc. (a)	1,236,933	23,674,898
Proofpoint, Inc. (a)	125,771	13,793,306
Q2 Holdings, Inc. (a)	134,621	13,097,277
Qualys, Inc. (a)	91,831	9,746,942
Rapid7, Inc. (a)	33,837	2,184,855
RealPage, Inc. (a)	148,991	9,329,816
RingCentral, Inc. (a)	70,970	20,635,947
SharpSpring, Inc. (a)(b)	135,640	1,489,327
Smartsheet, Inc. (a)	76,104	4,149,951
SolarWinds, Inc. (a)	1,265,761	26,618,954
Splunk, Inc. (a)	40,641	8,913,791
Sprout Social, Inc. (a)(b)	70,850	2,745,438
SS&C Technologies Holdings, Inc.	437,357	27,868,388
Tenable Holdings, Inc. (a)	16,000	602,240
The Trade Desk, Inc. (a)	24,548	11,814,952
Tyler Technologies, Inc. (a)	34,260	11,830,321
Upland Software, Inc. (a)	241,511	9,472,061
Workiva, Inc. (a)	9,200	542,800
Zendesk, Inc. (a)	73,440	7,078,147
Zoom Video Communications, Inc. Class A (a)	17,507	5,691,526
		571,440,978
Technology Hardware, Storage & Peripherals - 0.4%
Immersion Corp. (a)	459,723	4,371,966
NCR Corp. (a)	663,839	13,568,869
Quantum Corp. (a)	98,737	539,104
Seagate Technology LLC	118,000	5,662,820
Western Digital Corp.	14,000	537,880
Xerox Holdings Corp.	286,079	5,395,450
		30,076,089

TOTAL INFORMATION TECHNOLOGY		1,303,502,159

MATERIALS - 3.6%
Chemicals - 1.5%
Axalta Coating Systems Ltd. (a)	328,646	7,838,207
Balchem Corp.	6,600	644,820
Cabot Corp.	95,800	3,545,558
Celanese Corp. Class A	74,200	7,505,330
Chase Corp.	4,757	464,140
Eastman Chemical Co.	103,200	7,544,952
FMC Corp.	75,731	8,092,615
GCP Applied Technologies, Inc. (a)	95,570	2,490,554
Huntsman Corp.	357,808	7,735,809
Ingevity Corp. (a)	184,600	10,368,982
Innospec, Inc.	22,558	1,684,857
Minerals Technologies, Inc.	55,561	2,819,721
NewMarket Corp.	4,841	1,803,224
Olin Corp.	177,017	1,991,441
Orion Engineered Carbons SA	653,337	7,938,045
PolyOne Corp.	59,161	1,509,789
PQ Group Holdings, Inc. (a)	264,868	3,085,712
Sensient Technologies Corp.	27,742	1,531,913
Stepan Co.	13,130	1,513,758
The Chemours Co. LLC	353,313	7,299,447
The Mosaic Co.	244,450	4,456,324
Trinseo SA	312,351	7,780,663
Valvoline, Inc.	420,122	8,570,489
Venator Materials PLC (a)(b)	242,645	521,687
Westlake Chemical Corp.	73,572	4,364,291
		113,102,328
Construction Materials - 0.0%
Summit Materials, Inc. (a)	60,400	899,356
Containers & Packaging - 1.5%
Aptargroup, Inc.	191,569	22,679,854
Berry Global Group, Inc. (a)	99,600	5,133,384
CCL Industries, Inc. Class B	428,228	15,827,709
Crown Holdings, Inc. (a)	165,025	12,682,171
Graphic Packaging Holding Co.	1,535,708	21,469,198
Greif, Inc. Class A	139,208	5,129,815
O-I Glass, Inc.	222,299	2,418,613
Packaging Corp. of America	62,052	6,282,144
Ranpak Holdings Corp. (A Shares) (a)	889,724	7,954,133
Sealed Air Corp.	188,279	7,399,365
WestRock Co.	155,117	4,704,699
		111,681,085
Metals & Mining - 0.5%
Arconic Rolled Products Corp. (a)	36,530	812,793
Carpenter Technology Corp.	157,867	3,319,943
Cleveland-Cliffs, Inc. (b)	248,000	1,631,840
Coeur d'Alene Mines Corp. (a)	483,761	4,092,618
Commercial Metals Co.	32,900	686,623
Ferroglobe Representation & Warranty Insurance (a)(d)	495,885	5
Kinross Gold Corp. (a)	316,558	2,811,035
Premier Gold Mines Ltd. (a)	1,067,921	2,221,276
Reliance Steel & Aluminum Co.	128,091	13,432,903
Royal Gold, Inc.	7,200	981,504
Steel Dynamics, Inc.	140,600	4,150,512
Worthington Industries, Inc.	24,196	1,004,860
		35,145,912
Paper & Forest Products - 0.1%
Domtar Corp.	79,600	2,270,192
Louisiana-Pacific Corp.	60,159	1,981,637
Neenah, Inc.	11,023	488,098
Schweitzer-Mauduit International, Inc.	173,867	5,273,386
		10,013,313

TOTAL MATERIALS		270,841,994

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 2.9%
American Campus Communities, Inc.	366,546	12,425,909
Apartment Investment & Management Co. Class A	23,700	853,911
Brandywine Realty Trust (SBI)	338,200	3,764,166
Brixmor Property Group, Inc.	313,300	3,696,940
Camden Property Trust (SBI)	87,953	7,998,446
City Office REIT, Inc.	182,900	1,470,516
CoreCivic, Inc.	159,700	1,486,807
CorEnergy Infrastructure Trust, Inc.	84,100	751,854
CoreSite Realty Corp.	8,600	1,053,070
Cousins Properties, Inc.	419,897	12,533,925
CubeSmart	589,401	18,636,860
CyrusOne, Inc.	10,900	910,477
DiamondRock Hospitality Co.	394,700	2,091,910
Diversified Healthcare Trust (SBI)	596,834	2,267,969
EastGroup Properties, Inc.	96,231	12,814,120
Empire State Realty Trust, Inc.	58,900	371,070
Equity Commonwealth	548,436	17,215,406
Franklin Street Properties Corp.	275,093	1,218,662
Front Yard Residential Corp. Class B	104,071	1,014,692
Gaming & Leisure Properties	1,554	56,488
Global Net Lease, Inc.	190,184	3,328,220
Government Properties Income Trust	132,285	3,153,674
Healthcare Trust of America, Inc.	33,800	891,982
Hospitality Properties Trust (SBI)	254,722	2,091,268
Industrial Logistics Properties Trust	136,179	2,937,381
iStar Financial, Inc.	48,991	606,509
Lamar Advertising Co. Class A	56,384	3,903,464
Medical Properties Trust, Inc.	66,000	1,226,280
MGM Growth Properties LLC	285,480	8,013,424
Mid-America Apartment Communities, Inc.	107,807	12,626,356
National Retail Properties, Inc.	306,849	10,874,729
Omega Healthcare Investors, Inc.	150,100	4,648,597
Outfront Media, Inc.	690,223	11,685,475
Paramount Group, Inc.	408,700	3,024,380
Physicians Realty Trust	444,049	8,059,489
Piedmont Office Realty Trust, Inc. Class A	383,800	5,875,978
Potlatch Corp.	11,800	543,272
Preferred Apartment Communities, Inc. Class A	193,740	1,278,684
Retail Value, Inc.	38,179	485,255
RLJ Lodging Trust	446,436	4,214,356
Sabra Health Care REIT, Inc.	245,600	3,642,248
SITE Centers Corp.	305,700	2,295,807
SL Green Realty Corp.	24,703	1,155,112
Spirit Realty Capital, Inc.	68,093	2,417,982
Stag Industrial, Inc.	252,905	8,168,832
Summit Hotel Properties, Inc.	198,800	1,170,932
The GEO Group, Inc.	154,500	1,724,220
VEREIT, Inc.	1,101,600	7,402,752
Vornado Realty Trust	11,100	397,713
Weingarten Realty Investors (SBI)	35,700	623,679
Xenia Hotels & Resorts, Inc.	167,800	1,506,844
		222,608,092
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	52,661	2,476,647
Cushman & Wakefield PLC (a)	718,116	8,337,327
Howard Hughes Corp. (a)	8,100	478,791
Marcus & Millichap, Inc. (a)	8,796	248,135
		11,540,900

TOTAL REAL ESTATE		234,148,992

UTILITIES - 1.2%
Electric Utilities - 0.4%
Alliant Energy Corp.	143,599	7,775,886
Evergy, Inc.	1,600	85,152
FirstEnergy Corp.	62,368	1,783,101
IDACORP, Inc.	33,037	2,970,026
NRG Energy, Inc.	220,200	7,577,082
PNM Resources, Inc.	150,529	6,575,107
Portland General Electric Co.	157,745	6,017,972
		32,784,326
Gas Utilities - 0.3%
Atmos Energy Corp.	94,400	9,423,008
National Fuel Gas Co.	107,300	4,897,172
South Jersey Industries, Inc.	24,700	547,105
Southwest Gas Holdings, Inc.	86,462	5,435,866
		20,303,151
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	426,014	7,561,749
Vistra Corp.	539,302	10,370,777
		17,932,526
Multi-Utilities - 0.3%
Black Hills Corp.	89,857	5,039,181
CenterPoint Energy, Inc.	90,988	1,826,129
MDU Resources Group, Inc.	293,000	6,920,660
NorthWestern Energy Corp.	124,437	6,425,927
		20,211,897

TOTAL UTILITIES		91,231,900

TOTAL COMMON STOCKS
(Cost $5,134,794,040)		6,364,373,884

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(d)(e)	6,381	291,995
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Overstock.com, Inc. 1.0204%	8,512	497,952
TOTAL PREFERRED STOCKS
(Cost $380,862)		789,947

Equity Funds - 14.0%
Mid-Cap Blend Funds - 0.9%
Fidelity SAI Small-Mid Cap 500 Index Fund (f)	5,356,743	67,709,231
Sector Funds - 0.1%
Fidelity SAI Real Estate Index Fund (f)	511,146	4,973,455
Small Blend Funds - 12.0%
Fidelity Small Cap Discovery Fund (f)	2,270,319	46,836,671
Fidelity Small Cap Index Fund (f)	22,661,259	449,599,365
PIMCO StocksPLUS Small Fund Institutional Class	41,337,411	373,276,818
Vulcan Value Partners Small Cap Fund Institutional Class	2,893,592	37,906,059

TOTAL SMALL BLEND FUNDS		907,618,913

Small Growth Funds - 0.4%
Fidelity Small Cap Growth Fund (f)	832,652	25,037,853
T. Rowe Price Institutional Small-Cap Stock Fund	385,505	10,030,840

TOTAL SMALL GROWTH FUNDS		35,068,693

Small Value Funds - 0.6%
Royce Opportunity Fund Institutional Class	3,658,310	43,643,642
TOTAL EQUITY FUNDS
(Cost $894,393,105)		1,059,013,934

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.12% (g)	2,913,068	2,913,651
Fidelity Securities Lending Cash Central Fund 0.11% (g)(h)	98,166,816	98,176,633
State Street Institutional U.S. Government Money Market Fund Premier Class .04% (i)	134,028,695	134,028,695
TOTAL MONEY MARKET FUNDS
(Cost $235,118,979)		235,118,979
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $6,264,686,986)		7,659,296,744
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(87,193,090)
NET ASSETS - 100%		$7,572,103,654

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	8	Sept. 2020	$624,520	$(36)	$(36)
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Sept. 2020	577,740	49,483	49,483
TOTAL FUTURES CONTRACTS					$49,447

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,370,071 or 0.1% of net assets.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $291,995 or 0.0% of net assets.

 (f) Affiliated Fund

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	9/25/15	$257,662

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,519
Fidelity Securities Lending Cash Central Fund	896,299
Total	$901,818

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI Real Estate Index Fund	$99,990,120	$96,780	$75,000,000	$96,780	$(24,345,102)	$4,231,657	$4,973,455
Fidelity SAI Small-Mid Cap 500 Index Fund	109,403,255	455,423,246	505,223,470	--	2,757,034	5,349,166	67,709,231
Fidelity Small Cap Discovery Fund	--	40,000,000	--	--	--	6,836,671	46,836,671
Fidelity Small Cap Growth Fund	--	20,000,000	--	--	--	5,037,853	25,037,853
Fidelity Small Cap Index Fund	107,434,853	1,112,984,445	778,632,277	974,975	(38,161,533)	45,973,877	449,599,365
Total	$316,828,228	$1,628,504,471	$1,358,855,747	$1,071,755	$(59,749,601)	$67,429,224	$594,156,575

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$174,018,545	$174,018,545	$--	$--
Consumer Discretionary	943,095,839	942,803,844	--	291,995
Consumer Staples	272,404,690	272,404,690	--	--
Energy	74,532,573	74,532,573	--	--
Financials	819,113,701	819,113,701	--	--
Health Care	976,282,777	976,063,116	219,661	--
Industrials	1,205,990,661	1,205,990,661	--	--
Information Technology	1,303,502,159	1,303,502,159	--	--
Materials	270,841,994	270,841,989	--	5
Real Estate	234,148,992	234,148,992	--	--
Utilities	91,231,900	91,231,900	--	--
Equity Funds	1,059,013,934	1,059,013,934	--	--
Money Market Funds	235,118,979	235,118,979	--	--
Total Investments in Securities:	$7,659,296,744	$7,658,785,083	$219,661	$292,000
Derivative Instruments:
Assets
Futures Contracts	$49,483	$49,483	$--	$--
Total Assets	$49,483	$49,483	$--	$--
Liabilities
Futures Contracts	$(36)	$(36)	$--	$--
Total Liabilities	$(36)	$(36)	$--	$--
Total Derivative Instruments:	$49,447	$49,447	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts	$49,483	$(36)
Total Equity Risk	49,483	(36)
Total Value of Derivatives	$49,483	$(36)

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $98,755,253) — See accompanying schedule: Unaffiliated issuers (cost $5,620,605,283)	$6,964,049,885
Fidelity Central Funds (cost $101,090,284)	101,090,284
Other affiliated issuers (cost $542,991,419)	594,156,575
Total Investment in Securities (cost $6,264,686,986)		$7,659,296,744
Segregated cash with brokers for derivative instruments		92,700
Cash		14,604,547
Receivable for investments sold		21,665,182
Receivable for fund shares sold		2,472,873
Dividends receivable		5,355,916
Interest receivable		6,717
Distributions receivable from Fidelity Central Funds		209,850
Prepaid expenses		18,680
Other receivables		127,881
Total assets		7,703,851,090
Liabilities
Payable to custodian	$1,546,061
Payable for investments purchased	26,411,940
Payable for fund shares redeemed	3,106,510
Accrued management fee	2,321,361
Payable for daily variation margin on futures contracts	11,675
Other payables and accrued expenses	180,689
Collateral on securities loaned	98,169,200
Total liabilities		131,747,436
Net Assets		$7,572,103,654
Net Assets consist of:
Paid in capital		$6,258,638,067
Total accumulated earnings (loss)		1,313,465,587
Net Assets		$7,572,103,654
Net Asset Value, offering price and redemption price per share ($7,572,103,654 ÷ 548,096,720 shares)		$13.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$45,697,402
Affiliated issuers		1,071,755
Interest		163,936
Income from Fidelity Central Funds (including $896,299 from security lending)		901,818
Total income		47,834,911
Expenses
Management fee	$21,851,651
Custodian fees and expenses	90,697
Independent trustees' fees and expenses	41,270
Registration fees	52,751
Audit	49,131
Legal	20,318
Interest	192
Miscellaneous	35,799
Total expenses before reductions	22,141,809
Expense reductions	(8,922,149)
Total expenses after reductions		13,219,660
Net investment income (loss)		34,615,251
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(19,753,238)
Fidelity Central Funds	9,657
Other affiliated issuers	(59,749,601)
Foreign currency transactions	(28,335)
Futures contracts	8,602,368
Total net realized gain (loss)		(70,919,149)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	802,062,687
Affiliated issuers	67,429,224
Assets and liabilities in foreign currencies	(1,981)
Futures contracts	203,812
Total change in net unrealized appreciation (depreciation)		869,693,742
Net gain (loss)		798,774,593
Net increase (decrease) in net assets resulting from operations		$833,389,844

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,615,251	$76,146,043
Net realized gain (loss)	(70,919,149)	406,783,582
Change in net unrealized appreciation (depreciation)	869,693,742	(603,452,993)
Net increase (decrease) in net assets resulting from operations	833,389,844	(120,523,368)
Distributions to shareholders	(128,343,620)	(261,863,893)
Share transactions
Proceeds from sales of shares	1,768,531,411	659,416,886
Reinvestment of distributions	126,959,941	260,179,078
Cost of shares redeemed	(2,003,780,253)	(1,643,423,965)
Net increase (decrease) in net assets resulting from share transactions	(108,288,901)	(723,828,001)
Total increase (decrease) in net assets	596,757,323	(1,106,215,262)
Net Assets
Beginning of period	6,975,346,331	8,081,561,593
End of period	$7,572,103,654	$6,975,346,331
Other Information
Shares
Sold	157,111,654	47,201,679
Issued in reinvestment of distributions	12,172,573	18,055,453
Redeemed	(163,032,997)	(116,757,002)
Net increase (decrease)	6,251,230	(51,499,870)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Small-Mid Cap Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.87	$13.62	$14.86	$14.19	$11.12	$13.66
Income from Investment Operations
Net investment income (loss)B	.06	.13	.11	.08	.05	.04
Net realized and unrealized gain (loss)	1.09	(.41)	.11	1.88	3.29	(1.78)
Total from investment operations	1.15	(.28)	.22	1.96	3.34	(1.74)
Distributions from net investment income	–C	(.13)	(.11)	(.07)	(.04)	(.03)
Distributions from net realized gain	(.20)	(.34)	(1.35)	(1.22)	(.22)	(.77)
Total distributions	(.20)	(.47)	(1.46)	(1.29)	(.27)D	(.80)
Net asset value, end of period	$13.82	$12.87	$13.62	$14.86	$14.19	$11.12
Total ReturnE,F	9.46%	(2.40)%	2.64%	14.04%	30.11%	(13.45)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.62%I	.65%	.73%	.85%	.87%	.72%
Expenses net of fee waivers, if any	.37%I	.40%	.48%	.60%	.62%	.46%
Expenses net of all reductions	.37%I	.40%	.48%	.60%	.62%	.46%
Net investment income (loss)	.97%I	.96%	.77%	.53%	.37%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$7,572,104	$6,975,346	$8,081,562	$7,503,132	$7,048,707	$6,718,287
Portfolio turnover rateJ	131%I	67%	82%	75%	82%	71%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.27 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.224 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Strategic Advisers Small-Mid Cap Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $99,196 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,871,610,006
Gross unrealized depreciation	(557,024,322)
Net unrealized appreciation (depreciation)	$1,314,585,684
Tax cost	$6,344,760,507

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Small-Mid Cap Fund	4,659,117,730	4,838,470,689

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.10% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .61% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P. (AB), ArrowMark Colorado Holdings, LLC (d/b/a ArrowMark Partners), LLC, Boston Partners Global Investors, Inc., FIAM LLC (an affiliate of the investment adviser), Geode Capital Management, LLC, J.P. Morgan Investment Management, Inc., LSV Asset Management, Portolan Capital Management, LLC, Rice Hall James & Associates, LLC and Victory Capital Management, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Small-Mid Cap Fund	$2,070

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Strategic Advisers Small-Mid Cap Fund	$9,023

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from Fidelity Central Funds is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Strategic Advisers Small-Mid Cap Fund	$12,580,000.55%		$192

10. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2023. During the period, this waiver reduced the Fund's management fee by $8,899,572.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22,577 for the period.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Strategic Advisers Small-Mid Cap Fund	.37%
Actual		$1,000.00	$1,094.60	$1.95
Hypothetical-C		$1,000.00	$1,023.34	$1.89

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of New Sub-Advisory and Sub-Subadvisory Agreements

Strategic Advisers Small-Mid Cap Fund

In June 2020, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve: (i) a new sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), FIL Investment Advisors (FIA), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (FIA Sub-Advisory Agreement); (ii) new sub-subadvisory agreements among FIAM LLC (FIAM), each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Japan) Limited (FMR Japan), and Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and the Trust on behalf of the fund (New FIAM Sub-Subadvisory Agreements); and (iii) a new sub-subadvisory agreement among FIA, FIL Investment Advisors (UK) Limited (FIA UK, and together with FMR UK, FMR Japan, and FMR HK, the New Sub-Subadvisers), and the Trust on behalf of the fund (New FIA Sub-Subadvisory Agreement, together with the New FIAM Sub-Subadvisory Agreements, New Sub-Subadvisory Agreements, and collectively with the New FIAM Sub-Subadvisory Agreements and the FIA Sub-Advisory Agreement, New Agreements). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve each New Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each New Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the fees to be charged under the FIA Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each New Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also considered the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structures of the investment personnel compensation programs and whether such structures provide appropriate incentives to act in the best interests of the fund.

With respect to the New Sub-Subadvisory Agreements, the Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by Strategic Advisers and FIAM, including the resources dedicated to investment management and support services, as well as shareholder and administrative services, in connection with its annual renewal of the fund's management contract and sub-advisory agreements at its September 2019 meeting. The Board noted its familiarity with the nature, extent and quality of services provided by FIA and the New Sub-Subadvisers to other Strategic Advisers funds. The Board also considered the detailed information provided by Strategic Advisers, FIA, and FIAM in the June 2020 annual contract renewal materials.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of FIA's investment staffs, their use of technology, and their approach to managing and compensating investment personnel. The Board noted that FIA's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered FIA's trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered: (i) the nature, extent, quality, and cost of advisory services to be performed by FIA under the FIA Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance.  The Board considered the composite performance of FIA and the portfolio managers in managing an open-end mutual fund trust established under the laws of Ontario under a similar mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Agreements should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  With respect to the FIA Sub-Advisory Agreement, the Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to FIA. The Board also considered the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring FIA. The Board noted that the approval of the FIA Sub-Advisory Agreement will not initially result in any changes to the fund's management fee or total net expenses because Strategic Advisers does not expect to allocate assets to FIA at this time.

With respect to the New Sub-Subadvisory Agreements, the Board considered that FIAM or FIA, as applicable, and not the fund, will compensate the New Sub-Subadvisers under the terms of the New Sub-Subadvisory Agreements and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the New Sub-Subadvisory Agreements will not result in changes to the fees paid under the sub-advisory agreement among Strategic Advisers, FIAM or FIA, as applicable, and the Trust on behalf of the fund.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.10% of the fund's average daily net assets and that the New Agreements will not result in changes to the maximum aggregate annual management fee payable by the fund, in Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2022, or its proposal to extend the waiver through September 30, 2023.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Agreements were negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the New Agreements.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the New Agreements will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the FIA Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to FIA as assets allocated to FIA grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the New Sub-Subadvisory Agreements because the fund will not bear any additional management fees or expenses under such agreements.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the FIA Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the New Agreements are in the best interests of the fund and its shareholders and should be approved. The Board also concluded that the sub-advisory fees to be charged under the FIA Sub-Advisory Agreement will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the New Agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

SMC-SANN-1020
1.912859.110

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 19, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 19, 2020